UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number         811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Nicola R. Knight, Esq.
Bessemer Investment Management LLC
1271 Ave. of the Americas
New York, NY 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2026

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Old Westbury All Cap Core Fund (OWACX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury All Cap Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury All Cap Core Fund	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$3,522,700,219
  # of Portfolio Holdings103
  Portfolio Turnover Rate25%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets) as of 4/30/2026

Table Summary
Information Technology	28.5%
Industrials	14.6%
Communication Services	11.1%
Health Care	9.2%
Financial Services	9.2%
Consumer Discretionary	6.4%
Consumer Staples	3.7%
Banks	3.4%
Other Sectors	7.7%
Other Assets and Liabilities	6.2%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
NVIDIA Corp.	7.0%
Alphabet, Inc.	5.7%
Apple, Inc.	4.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.4%
Meta Platforms, Inc.	2.2%
iShares MSCI EAFE ETF	2.2%
Visa, Inc.	2.0%
JP Morgan Chase & Co.	1.8%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury All Cap Core Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 861014

Old Westbury Large Cap Strategies Fund (OWLSX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury Large Cap Strategies Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Large Cap Strategies Fund	$56	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$25,084,259,664
  # of Portfolio Holdings396
  Portfolio Turnover Rate36%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets) as of 4/30/2026

Table Summary
Information Technology	27.8%
Industrials	12.3%
Communication Services	10.0%
Banks	9.2%
Consumer Discretionary	9.0%
Health Care	7.5%
Consumer Staples	6.0%
Financial Services	5.5%
Other Sectors	11.4%
Other Assets and Liabilities	1.3%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
NVIDIA Corp.	6.4%
Alphabet, Inc.	5.5%
Apple, Inc.	4.2%
Amazon.com, Inc.	3.4%
Microsoft Corp.	3.4%
Broadcom, Inc.	2.9%
JP Morgan Chase & Co.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
Meta Platforms, Inc.	1.6%
Chevron Corp.	1.3%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Large Cap Strategies Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 943344

Old Westbury Small & Mid Cap Strategies Fund (OWSMX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury Small & Mid Cap Strategies Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Small & Mid Cap Strategies Fund	$58	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$9,373,918,672
  # of Portfolio Holdings2,297
  Portfolio Turnover Rate38%

What did the Fund invest in?

Country Weightings (as a % of Net Assets) as of 4/30/2026

Table Summary
United States	39.5%
Japan	11.7%
China	5.6%
United Kingdom	4.1%
Australia	2.8%
South Korea	2.5%
Switzerland	2.1%
France	2.0%
Other Countries	22.6%
Other Assets and Liabilities	7.1%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
VanEck Junior Gold Miners ETF	3.3%
State Street SPDR S&P Biotech ETF	1.2%
Keysight Technologies, Inc.	0.7%
Clean Harbors, Inc.	0.6%
US Foods Holding Corp.	0.5%
Saia, Inc.	0.5%
STERIS Plc	0.5%
Nasdaq, Inc.	0.4%
API Group Corp.	0.4%
UL Solutions, Inc.	0.4%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Small & Mid Cap Strategies Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 905637

Old Westbury Total Equity Fund (OWTEX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury Total Equity Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Total Equity Fund	$50	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$1,171,475,143
  # of Portfolio Holdings488
  Portfolio Turnover Rate31%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets) as of 4/30/2026

Table Summary
Information Technology	25.8%
Industrials	14.2%
Communication Services	9.2%
Consumer Discretionary	8.3%
Health Care	8.0%
Banks	7.7%
Financial Services	6.1%
Consumer Staples	5.5%
Other Sectors	11.0%
Other Assets and Liabilities	4.2%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
NVIDIA Corp.	5.6%
Alphabet, Inc.	4.7%
Apple, Inc.	3.5%
Microsoft Corp.	3.0%
Amazon.com, Inc.	3.0%
Broadcom, Inc.	2.5%
Meta Platforms, Inc.	1.5%
JP Morgan Chase & Co.	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.4%
ASML Holding NV	1.1%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Total Equity Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 728866

Old Westbury Credit Income Fund (OWCIX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury Credit Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Credit Income Fund	$42	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$2,540,489,364
  # of Portfolio Holdings847
  Portfolio Turnover Rate5%

What did the Fund invest in?

Asset Allocations (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Government Agencies and Securities	28.8%
Non-Agency Mortgage-Backed Securities	24.9%
Exchange-Traded Funds	20.9%
Asset-Backed Securities	12.1%
Corporate Bonds	5.8%
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.2%
Preferred Stocks	0.2%
Other Assets and Liabilities	7.1%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Treasury Bonds	23.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	8.2%
Barclays Mortgage Loan Trust	6.4%
iShares MBS ETF	5.6%
U.S. Treasury Notes	5.3%
State Street SPDR Bloomberg Convertible Securities ETF	4.8%
Ajax Mortgage Loan Trust	3.4%
Invesco Preferred ETF	1.5%
Countrywide Alternative Loan Trust	1.5%
Velocity Commercial Capital Loan Trust	1.3%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Credit Income Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 723092

Old Westbury Fixed Income Fund (OWFIX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury Fixed Income Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Fixed Income Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$1,631,770,917
  # of Portfolio Holdings144
  Portfolio Turnover Rate17%

What did the Fund invest in?

Asset Allocations (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Government Agencies and Securities	66.8%
Corporate Bonds	27.8%
Asset-Backed Securities	4.1%
Other Assets and Liabilities	1.3%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Treasury Notes	62.8%
U.S. Treasury Inflation Indexed Bonds	4.0%
Bank of America Corp.	0.6%
JP Morgan Chase & Co.	0.6%
HCA, Inc.	0.5%
Alphabet, Inc.	0.5%
Capital One Financial Corp.	0.5%
US Bancorp	0.5%
PayPal Holdings, Inc.	0.4%
L3Harris Technologies, Inc.	0.4%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Fixed Income Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 861017

Old Westbury Short-Term Bond Fund (OWSBX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury Short-Term Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Short-Term Bond Fund	$18	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$161,441,978
  # of Portfolio Holdings131
  Portfolio Turnover Rate31%

What did the Fund invest in?

Asset Allocations (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Government Agencies and Securities	58.3%
Corporate Bonds	36.7%
Asset-Backed Securities	3.8%
Other Assets and Liabilities	1.2%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
U.S. Treasury Notes	52.2%
U.S. Treasury Bills	6.1%
JP Morgan Chase & Co.	1.2%
HCA, Inc.	1.0%
Hyundai Capital America	0.9%
Morgan Stanley Private Bank NA	0.9%
Roper Technologies, Inc.	0.9%
Amphenol Corp.	0.9%
Waste Management, Inc.	0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	0.9%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Short-Term Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 727714

Old Westbury Municipal Bond Fund (OWMBX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$4,548,197,178
  # of Portfolio Holdings551
  Portfolio Turnover Rate13%

What did the Fund invest in?

State Diversification (as a % of Net Assets) as of 4/30/2026

Table Summary
Texas	26.6%
New York	8.1%
New Jersey	6.8%
Washington	5.0%
Ohio	4.7%
Connecticut	3.9%
Virginia	3.6%
Massachusetts	3.4%
Other States	33.8%
Other Assets and Liabilities	4.1%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
State of Washington School Improvements GO	3.5%
Permanent University Fund - University of Texas System Current Refunding Revenue Bonds	2.3%
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2.0%
Board of Regents of the University of Texas System Refunding Revenue Bonds	1.7%
Ohio Water Development Authority Water Utility Improvements Revenue Bonds	1.6%
Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Improvements Revenue Bonds	1.4%
State of Connecticut Public Improvements GO	1.4%
New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds	1.3%
Arizona Department of Transportation State Highway Improvements Revenue Bonds	1.3%
New Jersey Educational Facilities Authority Current Refunding Revenue Bonds	1.2%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury Municipal Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 861016

Old Westbury California Municipal Bond Fund (OWCAX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury California Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury California Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$406,470,488
  # of Portfolio Holdings109
  Portfolio Turnover Rate11%

What did the Fund invest in?

State Diversification (as a % of Net Assets) as of 4/30/2026

Table Summary
California	96.0%
Other Assets and Liabilities	4.0%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
State of California Current Refunding GO	9.6%
California Health Facilities Financing Authority Health Care Facilities Revenue Bonds	5.7%
University of California Current Refunding Revenue Bonds	5.4%
San Francisco City & County Airport Current Refunding Revenue Bonds	5.1%
University of California University & College Improvements Revenue Bonds	4.7%
California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds	4.4%
San Francisco City & County Airport Comm-San Francisco International Airport & Marina Improvements Revenue Bonds	4.3%
State of California Water Utility Improvements GO	3.9%
Los Angeles Department of Water & Power Water System Revenue Bonds	3.0%
California Educational Facilities Authority University & College Improvements Revenue Bonds	2.9%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury California Municipal Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 861785

Old Westbury New York Municipal Bond Fund (OWNYX)

Old Westbury Funds, Inc.

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the Old Westbury New York Municipal Bond Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.You can find additional information about the Fund at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Old Westbury New York Municipal Bond Fund	$28	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics as of 4/30/2026

  Total Net Assets$627,255,628
  # of Portfolio Holdings163
  Portfolio Turnover Rate7%

What did the Fund invest in?

State Diversification (as a % of Net Assets) as of 4/30/2026

Table Summary
New York	94.6%
Other Assets and Liabilities	5.4%

Top Ten Holdings (as a % of Net Assets) as of 4/30/2026

Table Summary
County of Westchester NY Recreation Facilities Improvements GO	7.8%
New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds	7.2%
New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds	6.9%
Utility Debt Securitization Authority Refunding Revenue Bonds	4.9%
New York State Dormitory Authority University & College Improvements Revenue Bonds	4.7%
City of New York Current Refunding GO	4.3%
New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds	4.2%
Long Island Power Authority Current Refunding Revenue Bonds	3.8%
City of New York Public Improvements GO	3.6%
New York Power Authority Electric Light & Power Improvements Revenue Bonds	3.4%

Where can I find additional information about the Fund?

You can find the Fund’s prospectus, financial information, holdings, and proxy voting information at www.oldwestburyfunds.com. You can also request this information by contacting us at (800) 607-2200.

Householding

In order to reduce shareholder expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call (800) 607-2200, or if your shares are held through a financial institution, please contact the financial institution directly. We will begin sending your individual copies with the next scheduled mailing.

NOT FDIC INSURED|MAY LOSE VALUE|NO BANK GUARANTEE

Old Westbury Funds, Inc.

Old Westbury New York Municipal Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

OWF_A21-SA2026 861786

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Old Westbury Funds, Inc.

Semi-Annual Financial Statements and Additional Information (Unaudited)

Old Westbury All Cap Core Fund	OWACX
Old Westbury Large Cap Strategies Fund	OWLSX
Old Westbury Small & Mid Cap Strategies Fund	OWSMX
Old Westbury Total Equity Fund	OWTEX
Old Westbury Credit Income Fund	OWCIX
Old Westbury Fixed Income Fund	OWFIX
Old Westbury Short-Term Bond Fund	OWSBX
Old Westbury Municipal Bond Fund	OWMBX
Old Westbury California Municipal Bond Fund	OWCAX
Old Westbury New York Municipal Bond Fund	OWNYX

April 30, 2026

BESSEMER INVESTMENT MANAGEMENT LLC

Investment Adviser

Old Westbury Funds, Inc.

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	April 30, 2026
(Unaudited)

Shares		Value
COMMON STOCKS — 93.8%
Banks — 3.4%
1,096,014	Bank of America Corp.	$58,592,908
200,239	JP Morgan Chase & Co.	62,720,862
		121,313,770
Communication Services — 11.1%
526,188	Alphabet, Inc. - Class C	200,972,245
241,376	Live Nation Entertainment, Inc.(a)	38,122,925
128,617	Meta Platforms, Inc. - Class A	78,702,029
64,084	Reddit, Inc. - Class A(a)	9,435,087
57,827	Spotify Technology SA(a)	25,822,647
176,533	Take-Two Interactive Software, Inc.(a)	37,735,694
		390,790,627
Consumer Discretionary — 6.4%
507,965	Amazon.com, Inc.(a)	134,641,203
148,052	Dollarama, Inc.	18,921,358
100,568	Hilton Worldwide Holdings, Inc.	32,591,072
5,388	MercadoLibre, Inc.(a)	9,658,691
270,821	Moncler SpA	16,349,910
76,984	Texas Roadhouse, Inc.	12,393,654
		224,555,888
Consumer Staples — 3.7%
184,523	BJ’s Wholesale Club Holdings, Inc.(a)	17,324,864
35,379	Costco Wholesale Corp.	35,893,057
307,838	US Foods Holding Corp.(a)	28,779,775
353,066	Walmart, Inc.	46,579,997
		128,577,693
Energy — 2.6%
427,954	Baker Hughes Co.	29,815,555
283,925	ConocoPhillips	35,712,087
177,251	Exxon Mobil Corp.	27,355,147
		92,882,789
Financial Services — 9.2%
79,185	Berkshire Hathaway, Inc. - Class B(a)	37,502,016
664,889	Brookfield Corp.	29,999,792
168,058	Capital One Financial Corp.	32,149,495
467,892	Interactive Brokers Group, Inc. - Class A	37,197,414
228,327	Intercontinental Exchange, Inc.	36,096,215
45,795	MSCI, Inc.	27,083,621
259,072	Nasdaq, Inc.	23,811,308
9,027	Partners Group Holding AG	9,814,183
174,773	Tradeweb Markets, Inc. - Class A	19,793,042
210,581	Visa, Inc. - Class A	69,458,037
		322,905,123
Health Care — 9.2%
257,706	AbbVie, Inc.	54,458,432
119,957	Cardinal Health, Inc.	23,137,306
48,352	Cencora, Inc.	14,892,900
100,386	Cooper Cos., Inc. (The)(a)	6,314,279
Shares		Value
Health Care (continued)
40,587	Eli Lilly & Co.	$37,932,610
32,860	IDEXX Laboratories, Inc.(a)	18,427,888
60,700	Intuitive Surgical, Inc.(a)	27,776,927
73,618	Labcorp Holdings, Inc.	18,905,102
20,216	McKesson Corp.	16,480,083
470,789	Medline, Inc. - Class A(a)	20,935,987
30,513	Medpace Holdings, Inc.(a)	12,774,573
111,038	STERIS Plc	24,081,921
106,886	Straumann Holding AG	11,600,208
40,048	Thermo Fisher Scientific, Inc.	19,181,390
47,949	UnitedHealth Group, Inc.	17,764,146
		324,663,752
Industrials — 14.6%
495,068	API Group Corp.(a)	22,634,509
58,545	Boeing Co. (The)(a)	13,408,561
67,345	BWX Technologies, Inc.	14,572,785
46,762	Carlisle Cos., Inc.	16,612,668
62,676	Caterpillar, Inc.	55,788,534
99,844	Clean Harbors, Inc.(a)	31,219,222
278,589	Core & Main, Inc. - Class A(a)	14,032,528
337,896	Epiroc AB - Class A	9,754,858
157,323	Esab Corp.	15,460,131
10,955	GE Vernova, Inc.	11,869,304
161,986	Howmet Aerospace, Inc.	39,369,078
64,579	ITT, Inc.	13,841,863
448,247	Komatsu Ltd.	19,193,040
192,135	Leonardo DRS, Inc.	7,806,445
25,277	MasTec, Inc.(a)	9,960,402
46,333	Northrop Grumman Corp.	26,849,047
15,085	Quanta Services, Inc.	10,978,411
107,822	Regal Rexnord Corp.	23,184,965
153,187	Republic Services, Inc.	32,049,784
202,397	Rollins, Inc.	11,279,585
40,082	Saia, Inc.(a)	17,989,603
661,899	StandardAero, Inc.(a)	16,454,809
226,637	TransUnion	16,091,227
243,382	UL Solutions, Inc. - Class A	22,023,637
183,357	XPO, Inc.(a)	40,362,376
		512,787,372
Information Technology — 28.5%
578,447	Apple, Inc.	156,961,593
118,852	Applied Materials, Inc.	46,885,925
15,166	ASM International NV	14,836,543
30,374	ASML Holding NV	43,907,023
276,062	Bentley Systems, Inc. - Class B	9,005,142
283,697	Broadcom, Inc.	118,423,639
49,291	Entegris, Inc.	6,968,762
258,065	Fortinet, Inc.(a)	21,757,460
286,260	Intel Corp.(a)	27,045,845
99,018	Keysight Technologies, Inc.(a)	34,647,388
89,096	Lam Research Corp.	22,974,295

2

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Information Technology (continued)
57,776	MACOM Technology Solutions Holdings, Inc.(a)	$16,270,299
70,957	Manhattan Associates, Inc.(a)	9,784,261
362,142	Microsoft Corp.	147,674,265
1,230,704	NVIDIA Corp.	245,611,597
83,866	Palo Alto Networks, Inc.(a)	15,038,851
102,372	Rambus, Inc.(a)	11,784,041
98,831	ServiceNow, Inc.(a)	8,727,766
668,240	Taiwan Semiconductor Manufacturing Co. Ltd.	46,390,470
		1,004,695,165
Insurance — 0.2%
252,590	Ryan Specialty Holdings, Inc.	8,782,554
Materials — 2.0%
311,582	CRH Plc	36,897,540
108,550	Heidelberg Materials AG	23,950,827
101,783	Holcim AG	9,458,331
		70,306,698
Utilities — 2.9%
323,255	Ameren Corp.	36,737,931
573,598	NextEra Energy, Inc.	56,143,772
65,721	NRG Energy, Inc.	10,224,873
		103,106,576
Total Common Stocks (Cost $1,813,278,007)		3,305,368,007

EXCHANGE-TRADED FUNDS(b) — 3.7%
760,125	iShares MSCI EAFE ETF	77,775,990
192,696	iShares MSCI Japan ETF	17,169,214
69,512	State Street SPDR S&P Oil & Gas Exploration & Production ETF	12,387,733
185,606	State Street SPDR S&P Regional Banking ETF	12,964,579
207,994	State Street Utilities Select Sector SPDR ETF	9,744,519

Total Exchange-Traded Funds (Cost $117,122,288)		130,042,035
Shares		Value
INVESTMENT COMPANY — 2.5%
88,792,025	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 3.56%(c)	$88,792,025

Total Investment Company (Cost $88,792,025)		88,792,025

TOTAL INVESTMENTS — 100.0% (Cost $2,019,192,320)		$3,524,202,067

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(1,501,848)
NET ASSETS — 100.0%		$3,522,700,219

(a)	Non-income producing security.
(b)	A copy of the underlying funds’ financial statements is available upon request.
(c)	The rate shown represents the current yield as of April 30, 2026.

The following abbreviations are used in the report:

ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Value	Value as a percentage of Net Assets
United States	$2,978,812,586	84.5%
Netherlands	58,743,566	1.7
Canada	48,921,150	1.4
Taiwan	46,390,470	1.3
Ireland	36,897,540	1.0
Sweden	35,577,505	1.0
Switzerland	30,872,722	0.9
Germany	23,950,827	0.7
Japan	19,193,040	0.5
Italy	16,349,910	0.5
Uruguay	9,658,691	0.3
Other*	217,332,212	6.2
	$3,522,700,219	100.0%

*	Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	April 30, 2026
(Unaudited)

Shares		Value
COMMON STOCKS — 98.7%
Banks — 9.2%
63,126	ANZ Group Holdings Ltd.	$1,676,723
1,944,989	Banco Bilbao Vizcaya Argentaria SA	42,950,040
10,130,623	Banco Bradesco SA - Preference Shares	39,709,882
152,400,395	Banco de Chile	28,569,252
4,808,484	Banco Santander SA	58,674,708
120,254,349	Bank Central Asia Tbk PT	40,771,064
1,973,894	Bank of America Corp.	105,524,373
38,795	Bank of Montreal	5,907,430
60,759	Bank of Nova Scotia (The)	4,727,067
9,847,710	Barclays Plc	57,884,040
327,292	BNP Paribas SA	34,372,702
2,449,380	CaixaBank SA	31,176,576
859,665	Canadian Imperial Bank of Commerce	95,924,779
84,608	Capitec Bank Holdings Ltd.	21,964,205
1,337,082	Citigroup, Inc.	171,119,754
48,885	Credit Agricole SA	954,828
151,070	DBS Group Holdings Ltd.	6,965,939
1,085,866	DNB Bank ASA	32,883,661
10,017,323	HDFC Bank Ltd.	81,932,426
11,494,872	HSBC Holdings Plc	211,503,646
6,473,577	ING Groep NV	187,354,338
6,173,588	Intesa Sanpaolo SpA	41,944,794
90,203	Japan Post Bank Co. Ltd.	1,547,909
1,343,645	JP Morgan Chase & Co.	420,869,923
11,155	KBC Group NV	1,484,709
23,422,484	Lloyds Banking Group Plc	31,838,265
10,637,146	Mitsubishi UFJ Financial Group, Inc.	191,073,358
308,537	Mizuho Financial Group, Inc.	13,267,929
14,390	National Bank of Canada	2,172,139
331,720	NatWest Group Plc	2,645,758
174,520	Nordea Bank Abp	3,281,830
3,285,705	Oversea-Chinese Banking Corp. Ltd.	56,686,990
45,869	Royal Bank of Canada	8,249,903
1,713,129	Skandinaviska Enskilda Banken AB - Class A	33,906,559
1,253,755	Standard Chartered Plc	31,926,657
211,850	Sumitomo Mitsui Financial Group, Inc.	7,480,223
80,655	Svenska Handelsbanken AB - Class A	1,146,102
925,178	Swedbank AB - Class A	32,704,325
485,307	Toronto-Dominion Bank (The)	52,280,320
1,431,270	Truist Financial Corp.	73,710,405
452,112	UniCredit SpA	34,940,294
64,835	United Overseas Bank Ltd.	1,846,440
142,210	Westpac Banking Corp.	3,978,561
		2,311,530,826
Communication Services — 10.0%
361,275	Alphabet, Inc. - Class A	139,018,620
3,219,550	Alphabet, Inc. - Class C	1,229,674,927
1,252,088	BCE, Inc.	29,754,776
296,673	CTS Eventim AG & Co. KGaA	19,581,537
Shares		Value
Communication Services (continued)
1,311,922	Deutsche Telekom AG	$42,375,928
1,463,191	Info Edge India Ltd.	15,078,318
2,091,692	KDDI Corp.	34,229,577
436,280	LY Corp.	1,147,515
640,483	Meta Platforms, Inc. - Class A	391,917,953
1,352,310	NetEase, Inc.	31,656,475
2,012,226	Netflix, Inc.(a)	188,364,476
62,982	Nintendo Co. Ltd.	3,081,010
34,482,495	NTT, Inc.	33,588,069
81,880	Orange SA	1,704,934
792,035	Quebecor, Inc. - Class B	33,340,863
877,850	Rogers Communications, Inc. - Class B	31,957,656
559,615	Singapore Telecommunications Ltd.	2,026,813
3,978,017	SoftBank Corp.	5,598,937
205,796	SoftBank Group Corp.	7,029,750
93,526	Spotify Technology SA(a)	41,764,035
36,605	Swisscom AG	30,961,547
245,625	Telefonica SA	1,108,388
13,348,070	Telstra Group Ltd.	51,263,578
2,865,296	Verizon Communications, Inc.	137,620,167
1,877,470	Vodafone Group Plc	2,987,330
		2,506,833,179
Consumer Discretionary — 9.0%
2,045,700	Aisin Corp.	32,439,525
4,189,158	Alibaba Group Holding Ltd.	69,041,572
33,118	Amadeus IT Group SA	1,910,986
3,243,595	Amazon.com, Inc.(a)	859,747,291
17,525	Aristocrat Leisure Ltd.	602,956
64,321	Bandai Namco Holdings, Inc.	1,476,508
1,367,922	Bridgestone Corp.	28,426,864
113,495	Carvana Co.(a)	44,921,321
87,465	Denso Corp.	1,045,037
275,187	Dollarama, Inc.	35,169,480
864,409	DoorDash, Inc. - Class A(a)	145,782,578
31,120	Fast Retailing Co. Ltd.	14,649,595
3,410	Ferrari NV	1,180,034
242,990	Flutter Entertainment Plc(a)	26,225,911
88,420	H & M Hennes & Mauritz AB - Class B	1,586,936
8,122,212	Hangzhou Robam Appliances Co. Ltd. - A Shares	21,359,794
514	Hermes International SCA	983,334
289,907	Home Depot, Inc. (The)	95,321,422
151,140	Honda Motor Co. Ltd.	1,226,417
789,938	Industria de Diseno Textil SA	47,278,334
16,684	Isuzu Motors Ltd.	229,881
463,719	Lowe’s Cos., Inc.	110,731,460
1,157	LVMH Moet Hennessy Louis Vuitton SE	618,080
517,550	Magna International, Inc.	32,938,637
843,416	Mahindra & Mahindra Ltd.	27,661,729

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Consumer Discretionary (continued)
735,617	McDonald’s Corp.	$215,969,795
2,890,928	Meituan - B Shares(a)(b)(c)	31,104,036
33,860	MercadoLibre, Inc.(a)	60,698,452
1,046,551	On Holding AG - Class A(a)	37,267,681
31,095	Prosus NV	1,505,403
552,756	Royal Caribbean Cruises Ltd.	145,794,923
111,457	Sekisui House Ltd.	2,426,863
388,892	Sony Group Corp.	7,791,580
19,695	Subaru Corp.	293,361
23,453	Sumitomo Electric Industries Ltd.	1,544,011
316,597	Suzuki Motor Corp.	3,540,643
1,268,152	Titan Co. Ltd.	58,873,517
36,140	Toyota Motor Corp.	693,722
371,700	Trip.com Group Ltd.(a)	20,071,419
564,749	Tube Investments of India Ltd.	17,585,546
840,505	Wesfarmers Ltd.	44,649,614
		2,252,366,248
Consumer Staples — 6.0%
160,966	Ajinomoto Co., Inc.	5,173,515
560,182	Alimentation Couche-Tard, Inc.	33,140,373
12,415	Anheuser-Busch InBev SA	938,098
291,983	Asahi Group Holdings Ltd.	2,874,756
1,634,446	AVI Ltd.	9,758,867
45,680	British American Tobacco Plc	2,690,316
826,221	Coca-Cola Co. (The)	65,073,166
1,261,839	Coca-Cola Europacific Partners Plc	119,332,114
196,999	Costco Wholesale Corp.	199,861,395
37,365	Danone SA	2,927,475
59,655	Diageo Plc	1,206,188
618,070	Dollar General Corp.	71,621,952
6,166,281	Fomento Economico Mexicano SAB de CV - Units	72,833,315
8,588,202	Foshan Haitian Flavouring & Food Co. Ltd. - A Shares	48,648,840
3,079,800	Foshan Haitian Flavouring & Food Co. Ltd. - H Shares	13,790,111
113,254	Hershey Co. (The)	21,035,798
72,470	Imperial Brands Plc	2,753,329
2,516,680	Japan Tobacco, Inc.	93,758,250
1,355,807	Jeronimo Martins SGPS SA	32,556,381
65,979	Kao Corp.	2,458,633
5,398,139	Kenvue, Inc.	94,629,377
771,090	Koninklijke Ahold Delhaize NV	36,170,590
760,501	Loblaw Cos. Ltd.	35,059,132
11,113	L’Oreal SA	4,786,249
4,125,792	Marico Ltd.	33,774,419
21,616,222	Natura Cosmeticos SA(a)	44,875,553
303,864	PepsiCo, Inc.	48,159,405
479,309	Philip Morris International, Inc.	79,119,537
391,412	Procter & Gamble Co. (The)	57,572,791
6,889,190	Raia Drogasil SA	30,412,717
34,166	Reckitt Benckiser Group Plc	2,173,936
Shares		Value
Consumer Staples (continued)
244,055	Tesco Plc	$1,598,817
124,297,900	Unilever Indonesia Tbk PT	11,039,240
1,121,670	Unilever Plc	65,410,341
27,346,803	Uni-President Enterprises Corp.	59,899,531
648,348	Walmart, Inc.	85,536,552
39,275	Woolworths Group Ltd.	975,217
		1,493,626,276
Energy — 3.1%
41,991	Aker BP ASA	1,641,526
469,956	BP Plc	3,720,094
48,436	Canadian Natural Resources Ltd.	2,312,063
1,725,599	Chevron Corp.	333,575,543
98,938	Enbridge, Inc.	5,487,532
79,829	ENEOS Holdings, Inc.	670,443
58,700	Eni SpA	1,659,825
44,050	Equinor ASA	1,792,714
498,875	Exxon Mobil Corp.	76,991,379
15,785	Imperial Oil Ltd.	2,114,506
4,230,328	Kinder Morgan, Inc.	139,050,881
12,755	Pembina Pipeline Corp.	593,734
967,255	Shell Plc	43,977,996
57,750	Suncor Energy, Inc.	3,957,279
615,772	TC Energy Corp.	41,288,706
1,223,240	Tenaris SA	39,047,493
79,209	TotalEnergies SE	7,364,343
928,239	Williams Cos, Inc. (The)	70,833,918
70,616	Woodside Energy Group Ltd.	1,688,262
		777,768,237
Financial Services — 5.5%
972,253	3i Group Plc	33,812,780
35,555	Adyen NV(a)(b)(c)	40,122,255
336,111	American Express Co.	108,580,658
564,286	Ares Management Corp. - Class A	66,247,176
15,163,940	B3 SA - Brasil Bolsa Balcao	55,335,917
5,002,734	Bajaj Finance Ltd.	49,690,370
1,304,350	Banca Mediolanum SpA	28,589,268
573,303	Capital One Financial Corp.	109,672,864
523,679	CME Group, Inc.	150,725,290
108,465	Deutsche Bank AG	3,369,903
250,643	Intercontinental Exchange, Inc.	39,624,152
4,059,067	Investor AB - Class B	164,739,596
714,564	London Stock Exchange Group Plc	92,719,539
615,195	Morgan Stanley	117,250,015
1,220,745	ORIX Corp.	41,085,993
1,759,350	Singapore Exchange Ltd.	30,082,682
3,292,223	UBS Group AG	145,686,798
280,762	Visa, Inc. - Class A	92,606,538
		1,369,941,794
Health Care — 7.5%
572,241	Abbott Laboratories	51,953,760
565,371	AbbVie, Inc.	119,474,200

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Health Care (continued)
651,309	Agilent Technologies, Inc.	$75,258,755
83,365	Argenx SE - ADR(a)	65,168,088
2,271,702	Astellas Pharma, Inc.	32,193,978
790,121	AstraZeneca Plc	149,903,625
339,785	Cencora, Inc.	104,657,178
115,411	Chugai Pharmaceutical Co. Ltd.	6,154,800
3,109,926	Dr Reddy’s Laboratories Ltd.	43,432,852
277,026	Eli Lilly & Co.	258,908,500
369,398	Galderma Group AG	77,497,274
1,850,979	GSK Plc	48,527,996
4,248,429	Guangzhou Kingmed Diagnostics Group Co. Ltd. - A Shares	17,034,456
41,869	Hoya Corp.	7,818,776
212,546	Intuitive Surgical, Inc.(a)	97,263,175
194,661	Johnson & Johnson	44,742,831
1,365,401	Medtronic Plc	110,556,519
569,028	Merck & Co., Inc.	62,126,477
219,450	Merck KGaA	28,415,964
1,276,754	Novartis AG	188,691,051
19,082	Ono Pharmaceutical Co. Ltd.	282,226
72,246	Otsuka Holdings Co. Ltd.	5,265,449
3,128,833	Pfizer, Inc.	83,539,841
169,133	Pro Medicus Ltd.	16,600,009
181,550	Roche Holding AG	73,981,625
4,605	Roche Holding AG	1,926,095
27,051	Sanofi SA	2,531,337
170,852	Shionogi & Co. Ltd.	3,451,715
100,200	Takeda Pharmaceutical Co. Ltd.	3,349,966
89,105	Terumo Corp.	1,133,774
3,065,176	Teva Pharmaceutical Industries Ltd. - ADR(a)	107,495,722
		1,889,338,014
Industrials — 12.3%
862,655	ABB Ltd.	87,248,706
148,620	Aena SME SA(b)(c)	4,059,202
575,010	Airtac International Group	26,847,174
334,179	AMETEK, Inc.	78,699,154
40,090	Assa Abloy AB - Class B	1,542,973
1,895,069	Atlas Copco AB - Class A	36,418,762
131,756	Axon Enterprise, Inc.(a)	52,934,290
96,945	BAE Systems Plc	2,696,386
259,410	Bloom Energy Corp. - Class A(a)	73,506,418
711,262	Boeing Co. (The)(a)	162,900,336
1,918,498	Brambles Ltd.	31,403,795
335,452	Builders FirstSource, Inc.(a)	26,530,899
611,600	Canadian National Railway Co.	68,694,970
1,619,450	Canadian Pacific Kansas City Ltd.	140,848,694
117,696	Carlisle Cos., Inc.	41,812,681
85,834	Caterpillar, Inc.	76,401,702
1,331,517	Central Japan Railway Co.	31,943,722
20,764,398	Centre Testing International Group Co. Ltd. - A Shares	50,555,848
Shares		Value
Industrials (continued)
9,550	Cie de Saint-Gobain SA	$874,970
72,452	Deere & Co.	42,737,261
1,291,833	Deutsche Post AG	76,494,926
170,509	East Japan Railway Co.	3,722,028
269,731	Eaton Corp. Plc	116,796,220
74,680	Experian Plc	2,732,470
230,112	FANUC Corp.	10,164,762
451,250	Finning International, Inc.	33,047,705
55,348	GE Vernova, Inc.	59,967,344
48,650	Geberit AG	32,875,784
697,670	Hitachi Construction Machinery Co. Ltd.	24,420,752
664,661	Hitachi Ltd.	21,135,122
486,341	Howmet Aerospace, Inc.	118,200,317
1,238,015	ITOCHU Corp.	15,342,856
466,448	JB Hunt Transport Services, Inc.	117,325,665
2,836,706	Komatsu Ltd.	121,462,076
284,428	Kone Oyj - Class B	18,105,374
308,802	L3Harris Technologies, Inc.	98,986,481
21,140	Legrand SA	3,787,519
13,456	Makita Corp.	499,661
177,248	Mitsubishi Corp.	5,676,659
315,482	Mitsubishi Electric Corp.	12,660,605
206,002	Mitsubishi Heavy Industries Ltd.	6,148,315
128,298	Mitsui & Co. Ltd.	4,817,069
770,219	Prysmian SpA	117,157,412
156,983	Quanta Services, Inc.	114,247,518
980,739	QXO, Inc.(a)	19,683,432
827,002	Recruit Holdings Co. Ltd.	38,310,838
551,007	RELX Plc	20,093,217
1,175,868	Sandvik AB	49,465,405
3,500	Schindler Holding AG	1,171,944
5,220	Schindler Holding AG - Participation Certificates	1,825,009
299,464	Schneider Electric SE	95,292,086
87,011	Secom Co. Ltd.	3,168,049
42,100	SG Holdings Co. Ltd.	394,017
222,856	SGS SA	24,146,467
1,468,847	Shenzhen Inovance Technology Co. Ltd. - A Shares	14,810,981
45,955	Siemens AG	13,656,042
1,084,140	SM Investments Corp.	10,690,414
169,815	Techtronic Industries Co. Ltd.	2,462,266
849,979	Tetra Tech, Inc.	27,471,321
238,325	TFI International, Inc.	34,100,819
3,655	Thales SA	1,004,165
21,040	Thomson Reuters Corp.	2,012,690
1,246,582	Toyota Tsusho Corp.	48,935,578
362,158	Union Pacific Corp.	97,594,338
33,286	United Rentals, Inc.	31,949,234
29,455	Vinci SA	4,454,255
554,470	Voltronic Power Technology Corp.	13,778,109
37,160	Volvo AB - Class A	1,295,828

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Industrials (continued)
941,735	Volvo AB - Class B	$32,825,833
704,300	Wartsila Oyj Abp	29,578,635
223,411	Waste Management, Inc.	51,954,228
1,634,779	WEG SA	14,889,239
385,019	Westinghouse Air Brake Technologies Corp.	103,912,778
3,862	Wolters Kluwer NV	301,412
571,668	XPO, Inc.(a)	125,841,277
		3,091,502,489
Information Technology — 27.8%
247,271	Advanced Micro Devices, Inc.(a)	87,655,097
4,391,900	Advantech Co. Ltd.	50,223,360
80,356	Advantest Corp.	15,003,957
3,873,994	Apple, Inc.	1,051,208,272
70,915	AppLovin Corp. - Class A(a)	31,652,910
150,270	ASML Holding NV	217,222,239
62,495	ASML Holding NV - New York	89,929,680
1,735,740	Broadcom, Inc.	724,549,948
224,630	Cadence Design Systems, Inc.(a)	74,035,802
129,435	Canon, Inc.	3,329,917
1,800	Capgemini SE	218,910
394,050	CGI, Inc.	25,792,311
7,388	Check Point Software Technologies Ltd.(a)	830,928
1,902,312	Cisco Systems, Inc.	174,061,548
231,088	Cloudflare, Inc. - Class A(a)	47,366,107
153,292	Crowdstrike Holdings, Inc. - Class A(a)	68,329,909
190,464	EPAM Systems, Inc.(a)	21,670,994
1,462,126	Fujitsu Ltd.	29,346,846
1,567,904	GLOBALFOUNDRIES, Inc.(a)	101,286,598
80,391	Hexagon AB - Class B	878,268
2,822,661	Infosys Ltd.	35,534,816
744,020	Intel Corp.(a)	70,295,010
435,047	Keyence Corp.	199,541,235
112,541	KLA Corp.	196,986,139
232,036	Micron Technology, Inc.	119,999,738
2,067,735	Microsoft Corp.	843,180,978
92,933	Motorola Solutions, Inc.	40,800,375
45,885	Murata Manufacturing Co. Ltd.	1,521,742
25,934	NEC Corp.	689,845
119,970	Nomura Research Institute Ltd.	3,237,962
8,108,887	NVIDIA Corp.	1,618,290,579
88,614	Obic Co. Ltd.	2,354,754
1,076,631	Samsara, Inc. - Class A(a)	30,942,375
1,098,395	Samsung Electronics Co. Ltd.	165,404,765
65,725	SAP SE	11,034,780
679,360	SCREEN Holdings Co. Ltd.	45,042,291
483,307	Shopify, Inc. - Class A(a)	58,542,977
98,255	SK hynix, Inc.	87,620,732
314,123	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	124,411,555
Shares		Value
Information Technology (continued)
4,135,113	Taiwan Semiconductor Manufacturing Co. Ltd.	$287,067,272
668,463	TE Connectivity Plc	141,486,879
3,241,206	Telefonaktiebolaget LM Ericsson - Class B	38,664,342
134,479	Texas Instruments, Inc.	37,799,357
		6,975,044,099
Insurance — 1.8%
14,288,675	AIA Group Ltd.	156,872,073
24,545	Allianz SE	11,210,500
918,804	AXA SA	44,291,218
608,039	Daiichi Life Group, Inc.	5,567,015
1,105	Fairfax Financial Holdings Ltd.	1,912,239
1,261,660	Generali	56,537,495
32,320	Great-West Lifeco, Inc.	1,726,937
4,150	Hannover Rueck SE	1,253,935
3,720	Intact Financial Corp.	716,805
216,562	Japan Post Holdings Co. Ltd.	2,511,483
130,350	Manulife Financial Corp.	5,125,331
1,183,159	MetLife, Inc.	94,771,036
144,324	MS&AD Insurance Group Holdings, Inc.	3,711,160
8,455	Muenchener Rueckversicherungs- Gesellschaft AG	5,057,546
125,129	Prudential Financial, Inc.	12,276,406
48,065	Sampo Oyj - Class A	499,455
152,434	Sompo Holdings, Inc.	5,672,895
46,295	Sun Life Financial, Inc.	3,335,585
17,600	Swiss Re AG	2,835,162
250,035	Tokio Marine Holdings, Inc.	11,450,796
1,126,843	Unipol Assicurazioni SpA	29,442,855
7,770	Zurich Insurance Group AG	5,417,402
		462,195,329
Materials — 2.3%
19,640	Agnico Eagle Mines Ltd.	3,693,190
34,132	Air Liquide SA	7,343,173
38,520	Barrick Mining Corp.	1,513,463
1,939,524	BHP Group Ltd.	76,765,082
311,337	CRH Plc	36,868,528
47,385	CRH Plc	5,667,716
1,324,417	Fortescue Ltd.	19,088,916
8,735	Franco-Nevada Corp.	2,015,220
683,527	Freeport-McMoRan, Inc.	39,494,190
15	Givaudan SA	53,491
40,905	Holcim AG	3,801,156
2,057,001	International Paper Co.	62,573,970
19,934	JFE Holdings, Inc.	218,922
248,716	Linde Plc	124,641,536
334,655	Rio Tinto Plc	33,712,000
745,850	Shin-Etsu Chemical Co. Ltd.	34,340,576
295,700	Steel Dynamics, Inc.	67,614,762

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Materials (continued)
3,311,474	Vale SA	$54,382,056
		573,787,947
Real Estate — 1.4%
62,846	American Tower Corp. REIT	11,482,593
13,833,996	CapitaLand Integrated Commercial Trust REIT	25,766,046
867,838	Daiwa House Industry Co. Ltd.	26,478,573
141,786	Mitsubishi Estate Co. Ltd.	4,040,652
311,939	Mitsui Fudosan Co. Ltd.	3,416,366
350	Nippon Building Fund, Inc. REIT	293,920
1,009,666	Prologis, Inc. REIT	143,392,765
478,322	Simon Property Group, Inc. REIT	97,438,974
2,413,256	Sun Hung Kai Properties Ltd.	42,249,077
		354,558,966
Utilities — 2.8%
914,012	American Electric Power Co., Inc.	125,320,185
443,520	CLP Holdings Ltd.	4,264,588
194,762	Constellation Energy Corp.	60,960,506
533,491	Duke Energy Corp.	69,113,759
763,335	Endesa SA	34,234,571
399,480	Enel SpA	4,664,207
441,366	Iberdrola SA	10,347,486
164,705	National Grid Plc	2,948,316
41,930	Naturgy Energy Group SA	1,319,311
3,113,216	NextEra Energy, Inc.	304,721,582
14,250	Verbund AG	1,075,209
701,614	WEC Energy Group, Inc.	82,748,355
		701,718,075
Total Common Stocks (Cost $15,444,663,438)		24,760,211,479

RIGHTS/WARRANTS — 0.0%
Information Technology — 0.0%
489	Constellation Software, Inc. Warrants, Expire 03/31/40(a)(d)(e)	0

Total Rights/Warrants (Cost $0)		0

EXCHANGE-TRADED FUNDS(f) — 0.4%
1,112,299	iShares Expanded Tech-Software Sector ETF(a)	93,333,009
Total Exchange-Traded Funds (Cost $93,027,608)		93,333,009
Shares		Value
INVESTMENT COMPANY — 0.8%
193,889,805	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 3.56%(g)	$193,889,805

Total Investment Company (Cost $193,889,805)		193,889,805

TOTAL INVESTMENTS — 99.9% (Cost $15,731,580,851)		$25,047,434,293

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		36,825,371
NET ASSETS — 100.0%		$25,084,259,664

(a)	Non-income producing security.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $0 which is 0.00% of net assets and the cost is $0.
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	A copy of the underlying funds’ financial statements is available upon request.
(g)	The rate shown represents the current yield as of April 30, 2026.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Value	Value as a percentage of Net Assets
United States	$15,587,327,432	62.2%
Japan	1,346,073,574	5.5
United Kingdom	966,062,686	3.9
Canada	839,455,311	3.3
Switzerland	715,387,192	2.9
Netherlands	637,774,005	2.5
Taiwan	562,227,001	2.2
Sweden	436,938,964	1.7
Ireland	414,108,332	1.7

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Country:	Value	Value as a percentage of Net Assets
India	$363,563,993	1.4%
Italy	316,116,184	1.3
Hong Kong	274,889,576	1.1
South Korea	253,025,497	1.0
Australia	248,692,713	1.0
Brazil	239,605,364	1.0
Spain	233,059,602	0.9
China	228,960,541	0.9
France	213,509,578	0.9
Germany	212,451,061	0.8
Singapore	143,446,329	0.6
Israel	108,326,650	0.4
Mexico	72,833,315	0.3
Uruguay	60,698,452	0.2
Indonesia	51,810,304	0.2
Finland	51,465,294	0.2
Luxembourg	39,047,493	0.2
Norway	36,317,901	0.1
Portugal	32,556,381	0.1
South Africa	31,723,072	0.1
Chile	28,569,252	0.1
Philippines	10,690,414	0.0	*
Belgium	2,422,807	0.0	*
Austria	1,075,209	0.0	*
Other**	324,048,185	1.3
	$25,084,259,664	100.0%

*	Represents less than 0.05% of net assets.
**	Includes cash and equivalents, rights/warrants, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	April 30, 2026
(Unaudited)

Shares		Value
COMMON STOCKS — 92.9%
AUSTRALIA — 2.8%
676,965	29Metals Ltd.(a)	$120,036
1,917,819	Aeris Resources Ltd.(a)	547,674
976,614	AIC Mines Ltd.(a)	428,821
77,315	Amplitude Energy Ltd.(a)	97,526
298,182	Ampol Ltd.	7,550,143
40,887	Ansell Ltd.	784,348
233,223	Appen Ltd.(a)	193,037
46,380	ARB Corp. Ltd.	627,178
291,308	Aspen Group Ltd. REIT	1,014,447
15,400	ASX Ltd.	674,763
3,449,732	Aurelia Metals Ltd.(a)	735,633
2,870,280	Aurizon Holdings Ltd.	8,671,174
1,817,592	Beach Energy Ltd.	1,543,919
499,908	Bega Cheese Ltd.	1,998,878
467,915	Bendigo & Adelaide Bank Ltd.	3,617,032
256,790	Brambles Ltd.	4,203,382
554,352	Bravura Solutions Ltd.	856,573
50,900	Breville Group Ltd.	1,112,910
13,676	Calix Ltd.(a)	5,422
201,807	Capricorn Metals Ltd.	1,673,241
20,504	Cedar Woods Properties Ltd.	110,480
565,709	Challenger Ltd.	3,521,072
55,669	Champion Iron Ltd.	192,315
410,376	Charter Hall Social Infrastructure REIT	770,655
64,844	Coast Entertainment Holdings Ltd.(a)	20,734
23,825	Codan Ltd.	721,992
14,448	Cogstate Ltd.	25,845
300,656	Collins Foods Ltd.	1,783,482
74,670	Computershare Ltd.	1,640,439
419,405	Core Lithium Ltd.(a)	98,991
1,471,328	Coronado Global Resources, Inc.(a)(b)(c)	295,476
76,184	Cuscal Ltd.	257,891
1,605,379	Downer EDI Ltd.	8,626,380
4,556	Dragon Mining Ltd.(a)(b)	4,701
3,457	Duratec Ltd.	7,049
3,027,673	Dyno Nobel Ltd.	7,189,215
192,426	Emerald Resources NL(a)	812,114
64,283	Eureka Group Holdings Ltd.	26,981
325,800	Evolution Mining Ltd.	2,880,446
81,004	Fleetwood Ltd.	98,208
35,032	GenusPlus Group Ltd.(b)	236,898
23,065	Global Lithium Resources Ltd.(a)	9,940
2,148,487	GPT Group (The) REIT	7,409,801
6,681	GR Engineering Services Ltd.	21,846
679,026	GrainCorp Ltd. - Class A	3,018,524
369,640	Grange Resources Ltd.(a)	48,113
377,700	Harvey Norman Holdings Ltd.	1,234,469
926,847	Helia Group Ltd.	3,606,925
31,483	Hot Chili Ltd.(a)	37,871
62,230	HUB24 Ltd.	3,807,945
Shares		Value
AUSTRALIA (continued)
528,496	IGO Ltd.(a)	$2,907,940
190,573	Imdex Ltd.	560,585
317,639	Insurance Australia Group Ltd.	1,727,353
32,624	IPD Group Ltd.	132,843
18,512	JB Hi-Fi Ltd.	1,033,838
128,087	Jumbo Interactive Ltd.	685,145
1,339,655	Karoon Energy Ltd.	2,111,854
300,355	Kelsian Group Ltd.	831,523
11,894	Kogan.com Ltd.	31,751
1,033,952	Macmahon Holdings Ltd.	544,779
66,821	Mader Group Ltd.	361,899
187,600	Magellan Financial Group Ltd.	1,390,920
28,242	Mayfield Group Holdings Ltd.	52,306
1,254,550	Medibank Pvt Ltd.	4,265,887
3,847,577	Metals X Ltd.(a)	3,894,274
737,603	MGX Resources Ltd.(a)	210,345
337,483	Mineral Resources Ltd.(a)	15,885,442
127,401	Monadelphous Group Ltd.	2,587,599
668,934	Nanosonics Ltd.(a)	1,676,875
357,180	New Hope Corp. Ltd.	1,415,993
108,100	Nick Scali Ltd.	1,178,221
149,287	Nickel industries Ltd.(a)	113,225
295,358	NRW Holdings Ltd.	1,316,935
44,365	Nufarm Ltd.(a)	78,741
25,374	Nuix Ltd.(a)	27,951
10,022	Objective Corp. Ltd.	83,485
889,611	Orica Ltd.	13,568,805
19,787	Peet Ltd.	25,729
1,217,932	Perenti Ltd.	1,648,457
5,328,127	Perseus Mining Ltd.	21,353,467
1,519	Playside Studios Ltd.(a)	290
519,604	PLS Group Ltd.(a)	2,311,934
134,180	QBE Insurance Group Ltd.	2,173,431
7,926	REA Group Ltd.	981,278
956,808	Regis Healthcare Ltd.	4,568,929
964,605	Regis Resources Ltd.	4,946,058
7,939,280	Resolute Mining Ltd.(a)	6,793,849
197,519	Sandfire Resources Ltd.(a)	2,386,346
27,347	Servcorp Ltd.	127,957
946,872	Service Stream Ltd.	1,334,947
13,914	Shape Australia Pty Ltd.	59,863
90,677	Sims Ltd.	1,370,409
18,430	SKS Technologies Group Ltd.	89,191
17,998	Smart Parking Ltd.(a)	11,213
4,297	SmartGroup Corp. Ltd.	28,025
24,694	Solvar Ltd.	28,233
6,376,463	South32 Ltd.	18,896,955
93,335	Southern Cross Electrical Engineering Ltd.	255,502
420,911	SRG Global Ltd.	879,187
832	St. Barbara Ltd.(a)	375
196,995	Starpharma Holdings Ltd.(a)	104,516
129,912	Suncorp Group Ltd.	1,616,675

10

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
AUSTRALIA (continued)
5,146,040	Tabcorp Holdings Ltd.	$4,229,604
83,100	Technology One Ltd.	1,712,320
435,041	TPG Telecom Ltd.	1,315,813
967,066	Vault Minerals Ltd.	3,226,383
1,474,217	Ventia Services Group Pty Ltd.	5,675,264
253,636	Virgin Australia Holdings Ltd.(a)	398,799
769,905	Viva Energy Group Ltd.(b)(c)	1,368,857
106,444	Vysarn Ltd.(a)	57,892
82,695	Wagners Holding Co. Ltd.	272,897
678,689	WEB Travel Group Ltd.(a)	1,312,113
1,737,428	West African Resources Ltd.(a)	3,783,100
2,937,928	Whitehaven Coal Ltd.	17,952,596
1,240,876	Wildcat Resources Ltd.(a)	534,113
440,266	Yancoal Australia Ltd.	2,422,472
		259,904,488
AUSTRIA — 0.8%
88,673	ams-OSRAM AG(a)	1,424,235
149,534	ANDRITZ AG	12,706,007
11,500	BAWAG Group AG(b)(c)	1,969,385
2,289	DO & CO AG	466,802
157,003	Erste Group Bank AG	17,348,220
353	EVN AG	11,994
6,235	FACC AG(a)	96,465
4,246	Mayr Melnhof Karton AG	398,623
181,070	OMV AG	12,781,761
17,471	Palfinger AG	718,932
13,950	Porr AG	639,730
22,722	Raiffeisen Bank International AG	1,239,386
10,084	UNIQA Insurance Group AG	193,491
26,550	Vienna Insurance Group AG Wiener Versicherung Gruppe	1,999,096
454,305	voestalpine AG	23,488,945
		75,483,072
BAHAMAS — 0.2%
687,114	OneSpaWorld Holdings Ltd.	16,944,231
BELGIUM — 0.4%
8,583	Ackermans & van Haaren NV	2,830,785
18,900	Ageas SA	1,481,093
2,523	Ascencio REIT	147,734
164,473	Barco NV	1,840,959
179,077	Bekaert SA	8,843,020
3,608	Cie d’Entreprises CFE	48,186
20,526	Deme Group NV	4,683,948
25,354	EVS Broadcast Equipment SA	1,118,119
67,355	Fagron	1,900,080
9,250	Groupe Bruxelles Lambert NV	864,100
83	Jensen-Group NV	6,698
11,900	KBC Ancora	1,086,272
18,452	Retail Estates NV REIT	1,471,144
1,277	Sipef NV	152,352
25,521	Tessenderlo Group SA	640,307
Shares		Value
BELGIUM (continued)
586,511	Umicore SA	$11,862,339
1,722	Wereldhave Belgium Comm VA REIT	105,909
		39,083,045
BERMUDA — 0.3%
236,827	Essent Group Ltd.	14,332,770
9,973	Everest Group Ltd.	3,557,968
255,524	FLEX LNG Ltd.	8,286,643
251,576	SiriusPoint Ltd.(a)	5,889,394
		32,066,775
BRAZIL — 0.4%
2,129,884	B3 SA - Brasil Bolsa Balcao	7,772,326
738,178	Hapvida Participacoes e Investimentos SA(a)(b)(c)	1,872,352
2,156,482	MBRF Global Foods Co. SA - ADR	7,439,864
3,873,358	Metalurgica Gerdau SA - Preference Shares	7,783,010
897,435	Pagseguro Digital Ltd. - Class A	8,992,299
528,100	StoneCo Ltd. - Class A	5,798,538
		39,658,389
CANADA — 1.5%
10,300	Aecon Group, Inc.	378,833
21,166	AGF Management Ltd. - Class B	252,431
9,314	Agnico Eagle Mines Ltd.	1,751,377
68,478	Altius Minerals Corp.	2,483,830
17,800	Altus Group Ltd.	591,783
4,700	Andrew Peller Ltd. - Class A	19,411
35,802	ARC Resources Ltd.	849,222
8,100	Atco Ltd. - Class I	406,148
16,600	Bausch Health Cos., Inc.(a)	95,199
26,400	Boardwalk Real Estate Investment Trust REIT	1,319,271
2,692	Bonterra Energy Corp.(a)	14,269
1,600	Boston Pizza Royalties Income Fund - Units	29,153
4,100	BOYD GROUP, Inc.	506,814
43,700	Canada Goose Holdings, Inc.(a)	497,691
22,500	Canadian Apartment Properties REIT	605,919
310,140	Canadian Solar, Inc.(a)	4,742,041
11,400	Canadian Tire Corp. Ltd. - Class A	1,585,434
21,843	Cascades, Inc.	173,027
42,485	CCL Industries, Inc. - Class B	2,682,934
190,307	Centerra Gold, Inc.	3,312,002
14,800	Chemtrade Logistics Income Fund - Units	185,987
144,861	Choice Properties Real Estate Investment Trust REIT	1,607,138
65,100	Crombie Real Estate Investment Trust REIT	812,342
11,900	Descartes Systems Group, Inc. (The)(a)	858,629
260,153	Dollarama, Inc.	33,248,103
108,200	DPM Metals, Inc.	3,633,086

11

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
CANADA (continued)
116,300	Dream Industrial Real Estate Investment Trust REIT	$1,171,262
16,824	DREAM Unlimited Corp. - Class A	229,134
25,760	Evertz Technologies Ltd.	303,427
15,915	Exco Technologies Ltd.	86,467
51,400	Finning International, Inc.	3,764,326
99,480	FirstService Corp.	13,311,419
3,850	FirstService Corp.	515,875
32,600	Fortuna Mining Corp.(a)	314,396
23,760	Gildan Activewear, Inc.	1,474,560
16,700	Granite Real Estate Investment Trust REIT	1,129,480
4,600	Groupe Dynamite, Inc.	300,548
3	Hammond Power Solutions, Inc.	639
155,500	Hudbay Minerals, Inc.	3,596,871
7,400	iA Financial Corp, Inc.	952,382
21,200	IGM Financial, Inc.	1,181,931
155,200	Kinross Gold Corp.	4,701,645
246,614	Knight Therapeutics, Inc.(a)	1,361,656
121,360	Labrador Iron Ore Royalty Corp.	2,536,467
1,015	Lululemon Athletica, Inc.(a)	139,765
22,000	Lundin Gold, Inc.	1,478,544
36,800	Maple Leaf Foods, Inc.	777,532
208,653	Martinrea International, Inc.	1,542,221
845	Morguard Corp.	74,960
9,690	Morguard North American Residential Real Estate Investment Trust REIT	120,202
81,759	Mullen Group Ltd.	1,237,505
33,702	North West Co., Inc. (The)	1,262,383
11,700	Obsidian Energy Ltd.(a)	166,927
79,600	OceanaGold Corp.	2,464,737
9,900	Onex Corp.	834,141
52,200	Open Text Corp.	1,183,228
55,100	OR Royalties, Inc.	2,029,413
81,500	Orla Mining Ltd.	1,067,987
115,590	Pason Systems, Inc.	1,188,790
3,200	PHX Energy Services Corp.	29,000
43,300	Power Corp. of Canada	2,415,632
44,500	Primaris Real Estate Investment Trust REIT	618,187
8,100	PRO Real Estate Investment Trust REIT	38,880
42,149	Quebecor, Inc. - Class B	1,774,270
75,126	RioCan Real Estate Investment Trust REIT	1,175,823
44,200	Russel Metals, Inc.	1,720,362
9,000	Slate Grocery REIT - Class U	106,939
36,500	SmartCentres Real Estate Investment Trust REIT	758,026
5,161	Sprott, Inc.	674,063
19,649	Stella-Jones, Inc.	1,215,957
22,500	Strathcona Resources Ltd.	706,961
Shares		Value
CANADA (continued)
3,597	Surge Energy, Inc.	$26,507
25,124	TFI International, Inc.	3,594,877
113,500	Thor Explorations Ltd.	107,789
18,265	TMX Group Ltd.	744,934
14,103	Tourmaline Oil Corp.	683,165
68,300	TransAlta Corp.	851,267
136,766	Transcontinental, Inc. - Class A	534,639
18,200	True North Commercial Real Estate Investment Trust REIT	112,146
9,369	Wajax Corp.	233,268
15,978	Westshore Terminals Investment Corp..	417,932
216,633	Whitecap Resources, Inc.	2,556,504
16,600	WSP Global, Inc.	2,761,880
		139,001,902
CHINA — 5.6%
178,900	Autohome, Inc. - ADR	3,332,907
9,807,890	BAIC Foton Motor Co. Ltd. - A Shares(a)	5,080,100
52,014	Baidu, Inc. - ADR(a)	6,581,331
2,851,957	Baowu Magnesium Technology Co. Ltd. - A Shares	6,588,291
4,225,169	BOE HC SemiTek Corp. - A Shares(a)	7,519,470
355,600	Changchun High-Tech Industry Group Co. Ltd. - A Shares	4,438,966
1,133,460	China National Medicines Corp. Ltd. - A Shares	4,761,304
6,793,810	China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd. - A Shares	7,012,786
6,243,000	China Railway Group Ltd. - H Shares	3,026,491
6,812,644	China Railway Tielong Container Logistics Co. Ltd. - A Shares	6,128,861
4,616,046	China Tower Corp. Ltd. - H Shares(b) (c)	6,541,468
3,425,671	CITIC Metal Co. Ltd. - A Shares	6,979,122
953,000	CNGR Advanced Material Co. Ltd. - A Shares	8,954,867
268,743	Daqo New Energy Corp. - ADR(a)	5,165,240
5,097,400	Dongfang Electric Corp. Ltd. - H Shares	25,534,579
3,584,000	FAW Jiefang Group Co. Ltd. - A Shares	3,539,763
1,911,632	Fujian Star-net Communication Co. Ltd. - A Shares	7,447,347
569,219	Full Truck Alliance Co. Ltd. - ADR	4,923,744
6,270,500	Greentown China Holdings Ltd.	7,744,906
2,776,516	Guangdong Fenghua Advanced Technology Holding Co. Ltd. - A Shares	10,311,965
4,287,000	Guangxi Liugong Machinery Co. Ltd. - A Shares	6,093,301

12

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
CHINA (continued)
1,663,392	Hangzhou Oxygen Plant Group Co. Ltd. - A Shares	$7,691,942
1,769,907	Han’s Laser Technology Industry Group Co. Ltd. - A Shares	26,330,525
3,651,000	Henan Mingtai Al Industrial Co. Ltd. - A Shares	9,534,303
3,599,651	JA Solar Technology Co. Ltd. - A Shares(a)	5,751,957
1,168,463	JCET Group Co. Ltd. - A Shares	7,868,312
4,265,000	JD Logistics, Inc.(a)(b)(c)	8,306,480
368,940	JD.com, Inc. - ADR	11,186,261
1,162,741	Kuaishou Technology(b)(c)	6,472,783
1,858,000	Lens Technology Co. Ltd. - A Shares	7,081,440
1,957,290	Lizhong Sitong Light Alloys Group Co. Ltd. - A Shares	6,156,564
3,986,127	Longfor Group Holdings Ltd.(b)(c)	4,127,346
530,505	Meituan - B Shares(a)(b)(c)	5,707,803
3,766,205	Ming Yang Smart Energy Group Ltd. - A Shares	8,782,183
2,593,800	MLS Co. Ltd. - A Shares	3,616,442
2,029,734	MLS Co. Ltd. - A Shares	2,829,985
7,443,100	ORG Technology Co. Ltd. - A Shares	6,009,073
3,471,200	Oriental Pearl Group Co. Ltd. - A Shares	5,103,514
3,657,079	Qingdao Gaoce Technology Co. Ltd. - A Shares	7,188,861
779,435	Raytron Technology Co. Ltd. - A Shares	16,737,096
3,285,200	Riyue Heavy Industry Co. Ltd. - A Shares	6,153,195
11,725,300	Rizhao Port Co. Ltd. - A Shares	5,087,238
2,379,400	Sany Heavy Industry Co. Ltd. - A Shares	7,110,217
12,362,350	Shandong Nanshan Aluminum Co. Ltd. - A Shares	9,789,666
8,588,200	Shanghai Baosteel Packaging Co. Ltd. - A Shares	6,492,183
2,231,300	Shanghai Mechanical and Electrical Industry Co. Ltd. - A Shares	7,909,952
281,151	Shanghai United Imaging Healthcare Co. Ltd. - A Shares	4,533,937
10,166,800	Shanxi Taigang Stainless Steel Co. Ltd. - A Shares(a)	6,346,664
2,179,234	Shenzhen Click Technology Co. Ltd. - A Shares	6,187,375
3,427,900	Shenzhen Laibao Hi-tech Co. Ltd. - A Shares	5,290,647
5,452,118	Shuangliang Eco-Energy Systems Co. Ltd. - A Shares(a)	4,870,254
1,409,565	Sichuan Kelun Pharmaceutical Co. Ltd. - A Shares	7,146,044
839,748	Silergy Corp.	11,492,639
Shares		Value
CHINA (continued)
7,317,500	Sinopec Engineering Group Co. Ltd. - H Shares	$5,882,012
1,686,400	Sinopharm Group Co. Ltd. - H Shares	4,011,545
495,800	StarPower Semiconductor Ltd. - A Shares	7,567,964
2,455,840	Tasly Pharmaceutical Group Co. Ltd. - A Shares	5,446,220
8,017,228	Tianjin Port Co. Ltd. - A Shares	5,574,128
3,228,633	Tianshan Aluminum Group Co. Ltd. - A Shares	7,941,654
9,903,400	Tinergy Chemical Co. Ltd. - A Shares	6,663,309
1,986,437	Triangle Tyre Co. Ltd. - A Shares	4,277,583
2,602,698	Trina Solar Co. Ltd. - A Shares(a)	6,640,381
3,146,146	VOYAH Automobile Technology Co. Ltd. - H Shares(a)	2,410,070
494,441	Weibo Corp. - ADR	4,158,249
2,010,223	Wingtech Technology Co. Ltd. - A Shares(a)	8,281,293
5,717,760	Wuxi Taiji Industry Ltd. Co. - A Shares	8,130,109
15,607,954	Xinyi Solar Holdings Ltd.	5,745,748
11,644,135	Xinyu Iron & Steel Co. Ltd. - A Shares	5,284,831
1,875,474	Xuji Electric Co. Ltd. - A Shares	6,956,767
359,800	Yangzijiang Shipbuilding Holdings Ltd.	1,227,085
2,759,700	Yifan Pharmaceutical Co. Ltd. - A Shares	4,536,194
3,892,900	Yunnan Copper Co. Ltd. - A Shares	11,013,448
9,138,557	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	9,203,348
338,947	ZTO Express Cayman, Inc.	8,588,528
		522,140,156
DENMARK — 0.7%
74,837	ALK-Abello A/S	2,803,069
267,500	Alm Brand A/S	625,741
314,757	Bavarian Nordic A/S(a)	9,264,808
15,250	Chemometec A/S	768,938
15,416	D/S Norden A/S	729,490
65,700	Danske Bank A/S	3,377,539
17,500	Demant A/S(a)	554,988
3,519	H Lundbeck A/S	23,657
76,151	H Lundbeck A/S - Class A	422,637
16,400	Invisio AB	475,021
585,816	ISS A/S	21,490,431
21,166	Jyske Bank A/S	2,946,607
15,500	Netcompany Group A/S(a)(b)(c)	885,441
7,963	Pandora A/S	605,976
20,677	Per Aarsleff Holding A/S	2,408,125
256,246	ROCKWOOL A/S - Class B	7,459,448
27,037	Royal Unibrew A/S	1,808,187
6,676	Schouw & Co. A/S	688,276
3,981	SJF Bank A/S	195,289

13

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
DENMARK (continued)
315,283	Vestas Wind Systems A/S	$9,694,764
19,344	Zealand Pharma A/S(a)	914,898
		68,143,330
FINLAND — 0.4%
309	Aspo Oyj	2,214
23,500	Elisa Oyj	1,141,347
1,865	GRK Infra Oyj	28,020
70,206	Hiab Oyj - Class B	4,176,272
82,241	Kalmar Oyj - Class B	4,410,334
33,400	Kemira Oyj	692,593
30,400	Kesko Oyj - Class B	749,273
506,133	Konecranes Oyj	16,622,927
11,505	Olvi Oyj - Class A	418,873
56,821	Oriola Oyj - Class B	61,606
64,697	Orion Oyj - Class B	5,226,765
23,327	Raisio Oyj - Class V	69,932
10,758	Sanoma Oyj	117,001
29,800	Tieto Oyj	665,760
3,008	Vaisala Oyj - Class A	175,977
38,900	Valmet Oyj	1,015,728
81,061	Wartsila Oyj Abp	3,404,336
143,564	YIT Oyj(a)	425,812
		39,404,770
FRANCE — 2.0%
23,900	Accor SA	1,182,781
32,843	Alten SA	2,188,045
14,835	Amundi SA(b)(c)	1,433,897
1,645	ARGAN SA REIT	118,649
4,942	Aubay	289,969
94,600	BNP Paribas SA	9,935,035
45,000	Bouygues SA	2,661,289
60,600	Bureau Veritas SA	1,856,988
1,436	Caisse Regionale de Credit Agricole Mutuel Brie Picardie	55,697
112	Caisse Regionale de Credit Agricole Mutuel de Normandie-Seine	20,230
5,828	Caisse Regionale de Credit Agricole Mutuel Nord de France	181,690
99,220	Canal+ SA	309,122
52,800	Capgemini SE	6,421,349
168,676	Carmila SA REIT	3,368,996
83,800	Carrefour SA	1,670,626
27,320	Cie des Alpes	712,130
25,421	Clariane SE(a)	120,851
63,270	Coface SA	1,173,270
13,772	Covivio SA REIT	910,852
2,000	Dassault Aviation SA	699,396
144,033	Derichebourg SA	1,534,471
89,124	Eiffage SA	14,369,328
535	Electricite de Strasbourg SA	144,515
1,119,616	Elior Group SA(b)(c)	3,475,483
61,613	Etablissements Maurel et Prom SA	719,394
Shares		Value
FRANCE (continued)
52,094	Euroapi SA(a)	$83,941
18,600	FDJ UNITED	505,308
410,473	Forvia SE(a)	4,838,873
16,054	Gaztransport Et Technigaz SA	3,905,847
753	GL Events SACA	29,643
157,470	Havas NV	2,997,288
1,525	ID Logistics Group SACA(a)	647,637
8,206	Ipsen SA	1,611,674
89,382	IPSOS SA	3,790,673
111,327	JCDecaux SE	2,476,267
23,447	Kaufman & Broad SA	761,721
41,199	Klepierre SA REIT	1,669,229
1,109	Lagardere SA	24,146
5,278	LISI SA	386,377
943,673	Louis Hachette Group	1,834,475
7,791	Manitou BF SA	186,911
22,204	Mercialys SA REIT	325,204
1,103	Neurones	46,712
14,043	North Atlantic Energies	1,028,958
247,187	Opmobility	4,176,725
731,365	Orange SA	15,228,739
11,640	Publicis Groupe SA	1,087,611
254,423	Rubis SCA	10,485,916
14,170	SEB SA	869,631
67,200	SMCP SA(a)(b)(c)	409,324
30,618	Societe BIC SA	2,111,761
206,514	Societe Generale SA	16,624,389
1,580	Societe LDC SADIR	207,341
19,367	Sopra Steria Group	3,021,898
40,727	SPIE SA	2,363,088
267,438	Technip Energies NV	12,651,843
406,607	Ubisoft Entertainment SA(a)	2,372,069
810,053	Valeo SE	10,196,419
2,520	Vetoquinol SA	227,862
101,807	Vicat SACA	7,189,021
3,737	VIEL & Cie SA	81,993
77,198	Vinci SA	11,674,066
12,880	Viridien(a)	2,190,705
7,996	Wendel SE	792,354
		186,667,692
GERMANY — 2.0%
3,559	2G Energy AG	220,114
103,623	AIXTRON SE	5,725,577
4,682	Alzchem Group AG	910,242
8,434	Atoss Software SE	784,771
82,065	Aumovio SE(a)	3,559,016
14,240	Aurubis AG	3,064,305
32,961	Bilfinger SE	3,801,423
111,956	Brenntag SE	8,153,195
511,124	CECONOMY AG(a)	2,490,319
372,421	Commerzbank AG	15,393,610
144,179	Continental AG	10,909,035

14

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
GERMANY (continued)
11,350	CTS Eventim AG & Co. KGaA	$749,143
194,912	Deutsche Post AG	11,541,568
726	Deutsche Rohstoff AG	82,853
340,490	Deutz AG	3,981,507
9,333	Draegerwerk AG & Co. KGaA - Preference Shares	986,285
136,130	Duerr AG	3,378,027
28,689	Eckert & Ziegler SE	514,434
94	Einhell Germany AG - Preference Shares	8,435
1,482	Elmos Semiconductor SE	320,556
155,772	EuroEyes International Eye Clinic Ltd.	53,790
33,216	Freenet AG	1,057,924
229,628	Fresenius SE & Co. KGaA	11,120,794
192,103	FUCHS SE - Preference Shares	9,049,269
10,400	GEA Group AG	711,169
16,100	Heidelberg Materials AG	3,552,357
22,681	Heidelberger Druckmaschinen AG(a)	39,187
94,600	Henkel AG & Co. KGaA - Preference Shares	6,883,859
201,174	HUGO BOSS AG	8,531,126
46,877	Indus Holding AG	1,644,089
208,388	Infineon Technologies AG	14,015,200
8,711	Jungheinrich AG - Preference Shares	262,452
102,554	K+S AG	1,918,663
15,775	KION Group AG	823,320
16,737	Koenig & Bauer AG(a)	183,032
23,048	Krones AG	3,335,652
540	KSB SE & Co. KGaA - Preference Shares	604,448
18,002	KWS Saat SE & Co. KGaA	1,624,608
583	MBB SE	135,910
276,510	Nordex SE(a)	15,767,277
8,250	Pfisterer Holding SE(a)	1,004,420
1,075	Rational AG	786,037
83,844	Salzgitter AG	4,742,681
49,227	Scout24 SE(b)(c)	4,098,756
61,161	SMA Solar Technology AG(a)	3,918,933
1,104	STO SE & Co. KGaA - Preference Shares	133,233
24,600	Stroeer SE & Co. KGaA	1,074,232
994,233	thyssenkrupp AG	11,832,470
87,500	TUI AG	651,156
8,071	Wacker Neuson SE	182,210
3,215	Washtec AG	165,028
2,998	Westwing Group SE(a)	46,762
		186,524,459
HONG KONG — 1.1%
155,959	Alibaba Group Holding Ltd. - ADR	20,567,873
985,103	Bank of East Asia Ltd. (The)	1,723,795
66,035	Build King Holdings Ltd.	15,303
152,000	Cafe de Coral Holdings Ltd.	78,022
Shares		Value
HONG KONG (continued)
41,902,036	China Jinmao Holdings Group Ltd.	$8,940,549
1,902,500	China Overseas Land & Investment Ltd.	3,267,878
3,361,787	China Taiping Insurance Holdings Co. Ltd.	9,611,008
755,452	Chow Sang Sang Holdings International Ltd.	1,133,165
1,412,162	Chow Tai Fook Jewellery Group Ltd.	1,935,843
603,000	CITIC Telecom International Holdings Ltd.	214,098
138,900	CK Asset Holdings Ltd.	874,967
98,800	CK Hutchison Holdings Ltd.	824,999
816,000	Crystal International Group Ltd.(b)(c)	692,584
570,787	Dah Sing Banking Group Ltd.	918,616
176,000	Dah Sing Financial Holdings Ltd.	926,689
1,474,400	DFI Retail Group Holdings Ltd.	6,174,113
710,000	Emperor Watch & Jewellery Ltd.	27,371
86,000	Giordano International Ltd.	16,393
165,000	Great Eagle Holdings Ltd.	375,777
746,000	Hang Lung Group Ltd.	1,549,264
1,272,639	Hang Lung Properties Ltd.	1,496,162
787,300	Hong Kong & China Gas Co. Ltd.	728,900
235,000	Hong Kong Technology Venture Co. Ltd.	32,560
2,022,700	Hutchison Port Holdings Trust - U Shares- Units	425,550
811,567	Hysan Development Co. Ltd.	2,034,435
431,247	International Housewares Retail Co. Ltd.	37,464
427,000	Intron Technology Holdings Ltd.	100,072
205,918	Jacobson Pharma Corp. Ltd.(b)	29,787
1,356,912	Johnson Electric Holdings Ltd.	3,682,213
5,269,676	JS Global Lifestyle Co. Ltd.(a)(b)(c)	1,158,169
1,330,277	Kerry Properties Ltd.	4,049,030
503,531	KLN Logistics Group Ltd.	433,692
19,733	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	1,447
122,000	LH GROUP Ltd.(a)(b)	5,064
1,117,374	Luk Fook Holdings International Ltd.	3,204,548
730,196	Man Wah Holdings Ltd.	397,517
280,000	Midland Holdings Ltd.(a)	102,111
211,000	Modern Dental Group Ltd.	161,756
8,061,130	Nine Dragons Paper Holdings Ltd.(a)	6,546,600
3,814,402	Pacific Basin Shipping Ltd.	1,492,515
156,000	Paradise Entertainment Ltd.	13,913
20,666	PAX Global Technology Ltd.	10,307
788,208	PC Partner Group Ltd.(a)(d)	561,532
4,778,308	PCCW Ltd.	3,693,148
52,000	Pico Far East Holdings Ltd.	16,150
121,000	Plover Bay Technologies Ltd.(b)	116,960
1,269,477	Shun Tak Holdings Ltd.(a)	94,318
1,310,326	Singamas Container Holdings Ltd.	100,006

15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
HONG KONG (continued)
463,399	SITC International Holdings Co. Ltd.	$1,940,239
414,955	SmarTone Telecommunications Holdings Ltd.	265,945
200,000	SOCAM Development Ltd.(a)	8,275
323,000	Sun Hung Kai & Co. Ltd.	176,967
1,098,612	Tai Hing Group Holdings Ltd.(b)	156,203
1,397	Tang Palace China Holdings Ltd.	26
549,000	Texhong International Group Ltd.	496,365
1,774,000	Truly International Holdings Ltd.	227,347
1,064,000	United Laboratories International Holdings Ltd. (The)	1,279,454
255,500	VTech Holdings Ltd.	1,967,628
123,676	Wai Kee Holdings Ltd.(a)	14,527
150,100	Wharf Real Estate Investment Co. Ltd.	470,037
6,111,000	Xinyi Glass Holdings Ltd.	7,584,438
1,031,696	Yue Yuen Industrial Holdings Ltd.	1,918,861
		107,100,545
INDIA — 0.2%
4,269,512	Bank of India	6,334,667
198,760	Lupin Ltd.	4,858,314
645,012	Sun TV Network Ltd.	4,130,567
1,088,678	Zee Entertainment Enterprises Ltd.	1,034,774
		16,358,322
INDONESIA — 0.1%
31,932,000	Perusahaan Gas Negara Persero Tbk PT	3,592,305
10,058,889	Semen Indonesia Persero Tbk PT	1,165,174
39,557,357	Telkom Indonesia Persero Tbk PT	6,470,910
		11,228,389
IRELAND — 0.3%
937,097	AIB Group Plc	10,801,499
155,135	Alkermes Plc(a)	5,229,601
55,730	Amarin Corp. Plc - ADR(a)	776,313
57,000	Grafton Group Plc - Units	682,200
543,687	Greencore Group Plc	1,865,202
22,103	Jazz Pharmaceuticals Plc(a)	4,487,351
		23,842,166
ISRAEL — 1.7%
32	Afcon Holdings Ltd.	4,490
61,959	Allot Ltd.(a)	454,779
185,265	Amot Investments Ltd.	1,266,339
1,817	Analyst IMS Investment Management Services Ltd.	88,209
118,960	B Communications Ltd.(a)(d)	0
124,040	Bank Hapoalim BM	3,327,998
215,598	Bank Leumi Le-Israel BM	5,457,789
2,186,139	Bezeq The Israeli Telecommunication Corp. Ltd.	5,947,218
2,293	Big Shopping Centers Ltd.	604,914
50,627	Brainsway Ltd.(a)	843,284
17,115	Camtek Ltd.(a)	3,272,331
Shares		Value
ISRAEL (continued)
8,862	Camtek Ltd.(a)	$1,700,795
189,832	Cellcom Israel Ltd.	2,331,827
13,460	Clal Insurance Enterprises Holdings Ltd.	1,163,093
28,054	Cognyte Software Ltd.(a)	261,744
5,680	Delek Group Ltd.	1,952,128
463,439	El Al Israel Airlines	2,083,218
52,530	FIBI Holdings Ltd.	5,450,132
409,080	First International Bank of Israel Ltd. (The)	34,215,333
10,953	Fiverr International Ltd.(a)	127,493
1,965	FMS Enterprises Migun Ltd.	155,472
34,940	Formula Systems 1985 Ltd.	4,901,774
469,505	Generation Capital Ltd.	372,996
14,282	Gilat Satellite Networks Ltd.(a)	263,646
22,186	Global-e Online Ltd.(a)	695,975
144,710	Harel Insurance Investments & Financial Services Ltd.	8,960,727
196,400	ICL Group Ltd.	1,051,657
376,215	Inmode Ltd.(a)	5,443,831
84,200	Israel Discount Bank Ltd. - Class A	936,713
12,084	Ituran Location and Control Ltd.	696,038
794	M Yochananof & Sons Ltd.	91,984
142,498	Max Stock Ltd.	1,419,244
5,906	Mega Or Holdings Ltd.	1,208,086
5,703	Menora Mivtachim Holdings Ltd.	930,852
192,797	Migdal Insurance & Financial Holdings Ltd.(a)	1,231,847
45,510	Mivne Real Estate KD Ltd.	219,342
23,050	Mizrahi Tefahot Bank Ltd.	1,812,498
337	Naphtha Israel Petroleum Corp. Ltd. (a)	3,225
42,309	Next Vision Stabilized Systems Ltd.	4,859,616
55,608	Nexxen International Ltd.(a)	408,163
12,040	Nova Ltd.(a)	6,012,012
143,668	Oil Refineries Ltd.	73,456
175,293	Partner Communications Co. Ltd.	2,332,411
26,617	Perion Network Ltd.(a)	277,615
57,130	Playtika Holding Corp.	208,810
295,941	Plus500 Ltd.	17,976,533
4	Qualitau Ltd.	755
21,250	RADCOM Ltd.(a)	339,150
11,873	Radware Ltd.(a)	318,196
6,750	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	834,121
110,265	Reit 1 Ltd.	967,954
105,496	Riskified Ltd. - Class A(a)	486,337
178,015	Sella Capital Real Estate Ltd. REIT	665,497
22,390	SimilarWeb Ltd.(a)	62,916
18,002	Strauss Group Ltd.	779,854
133,546	Tel Aviv Stock Exchange Ltd.	6,719,765
36,826	Tower Semiconductor Ltd.(a)	7,674,198
13,005	Wix.com Ltd.(a)	971,343

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
ISRAEL (continued)
75,181	ZIM Integrated Shipping Services Ltd.	$1,987,786
		154,905,509
ITALY — 1.6%
4,905,474	A2A SpA	13,969,484
27,234	ACEA SpA	714,585
22,768	Aquafil SpA(a)	38,377
88,435	Ascopiave SpA	361,607
119,327	Avio SpA(b)	4,432,403
39,856	Azimut Holding SpA	1,692,492
228,949	Banca IFIS SpA	6,237,392
166,260	BPER Banca SpA	2,454,294
20,642	Buzzi SpA	1,130,227
8,294	Carel Industries SpA(b)(c)	253,121
18,469	Cementir Holding NV	330,412
185,482	Credito Emiliano SpA	3,287,094
60,914	Danieli & C Officine Meccaniche SpA	3,427,861
3,504	Danieli & C Officine Meccaniche SpA	274,432
22,083	Datalogic SpA	141,835
200,635	De’ Longhi SpA	7,801,950
7,980	DiaSorin SpA	544,437
2,730	Digital Bros SpA(a)	31,437
27,966	El.En. SpA	430,995
525,972	Enav SpA(b)(c)	3,078,983
530,652	Eni SpA	15,004,936
31,400	ERG SpA	848,604
36,232	Fiera Milano SpA	316,495
3,563	Fine Foods & Pharmaceuticals NTM	38,691
2,257,614	Hera SpA	10,653,639
142,429	Immobiliare Grande Distribuzione SIIQ SpA REIT	713,314
40,700	Interpump Group SpA	1,715,835
360,974	Iren SpA	1,104,602
94,300	Italgas SpA	1,139,127
1,526	LU-VE SpA	98,827
914,903	Maire SpA	16,919,312
180,700	MFE-MediaForEurope NV - Class A	616,631
447,519	Moncler SpA	27,017,459
5,017	Orsero SpA	95,889
109,510	OVS SpA(b)(c)	651,713
2,070	Pharmanutra SpA	191,770
510,900	Piaggio & C SpA	965,449
173,100	Pirelli & C SpA(b)(c)	1,190,619
121,300	Poste Italiane SpA(b)(c)	3,219,781
37,812	Rizzoli Corriere Della Sera Mediagroup SpA	42,885
1,167,993	Safilo Group SpA(a)	2,196,598
12,236	Salvatore Ferragamo SpA(a)	106,687
65,837	Technogym SpA(b)(c)	1,551,112
54,009	Technoprobe SpA(a)	1,172,180
831,328	TREVI - Finanziaria Industriale SpA(a)	302,753
Shares		Value
ITALY (continued)
267,200	Unipol Assicurazioni SpA	$6,981,568
		145,489,894
JAPAN — 11.7%
372,300	77 Bank Ltd. (The)	7,167,144
4,500	A&A Material Corp.	39,176
5,100	A&D HOLON Holdings Co. Ltd.	93,684
216,634	ABC-Mart, Inc.	3,679,913
4,400	Abist Co. Ltd.	95,714
5,800	Achilles Corp.	51,546
66,640	ADEKA Corp.	1,669,038
7,900	Advanced Media, Inc.	54,458
17,200	Adways, Inc.	29,769
122,500	AEON Financial Service Co. Ltd.	1,218,215
1,369	AEON REIT Investment Corp.	1,097,685
22,000	Aichi Financial Group, Inc.	208,709
32,100	Aida Engineering Ltd.	243,738
4,200	Aiphone Co. Ltd.	74,891
19,900	Airtrip Corp.	86,763
34,900	Aisan Industry Co. Ltd.	385,598
52,900	Aisin Corp.	838,858
48,200	Akatsuki, Inc.	852,910
1,400	Akita Bank Ltd. (The)	48,890
429,100	Alfresa Holdings Corp.	6,477,991
9,782	Alpha Systems, Inc.	206,483
468,400	Alps Alpine Co. Ltd.	7,028,912
307,100	ALSOK Co. Ltd.	2,322,858
63,100	Amada Co. Ltd.	1,066,994
49,700	Amano Corp.	1,136,134
32,300	ANA Holdings, Inc.	536,768
1,500	Anabuki Kosan, Inc.	24,015
24,500	and ST HD Co. Ltd.	467,827
16,026	Anest Iwata Corp.	162,201
785,145	Anritsu Corp.	20,552,844
2,900	AOI Electronics Co. Ltd.	52,298
56,400	Aozora Bank Ltd.	909,991
58,920	ARE Holdings, Inc.	1,348,770
3,700	Artience Co. Ltd.	92,289
30,200	Artiza Networks, Inc.	123,522
96,740	As One Corp.	1,341,500
13,600	Asahi Co. Ltd.	111,849
49,900	Asahi Group Holdings Ltd.	491,297
243,400	Asahi Intecc Co. Ltd.	5,121,766
58,120	Asics Corp.	1,650,470
418,773	Astellas Pharma, Inc.	5,934,744
76,300	Atrae, Inc.	317,105
30,800	Aucnet, Inc.	237,136
1,300	Aval Data Corp.	24,480
24,296	Avant Group Corp.	198,918
10,300	Avex, Inc.	77,811
23,900	Awa Bank Ltd. (The)	969,688
11,200	Axell Corp.	82,088
86,400	Axial Retailing, Inc.	621,961

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
JAPAN (continued)
332,100	Azbil Corp.	$2,955,609
38,700	Bandai Namco Holdings, Inc.	888,370
35,200	Bando Chemical Industries Ltd.	455,699
42,800	Bank of Iwate Ltd. (The)	538,939
18,100	Bank of Nagoya Ltd. (The)	675,880
11,300	Bank of Saga Ltd. (The)	368,623
5,300	Bank of the Ryukyus Ltd.	85,148
2,200	Bell-Park Co. Ltd.	42,291
403,000	BIPROGY, Inc.	11,590,190
82,100	BML, Inc.	1,996,337
338,000	Brother Industries Ltd.	6,418,692
48,400	Buffalo, Inc.	763,288
267,000	Bunka Shutter Co. Ltd.	3,146,665
6,600	Business Brain Showa-Ota, Inc.	38,571
1,300	C Uyemura & Co. Ltd.	194,624
1,700	Canare Electric Co. Ltd.	19,906
27,500	Capcom Co. Ltd.	580,624
4,300	Career Design Center Co. Ltd.	66,318
426,500	Casio Computer Co. Ltd.	4,327,223
39,600	CCI Group, Inc.	238,040
11,300	Central Automotive Products Ltd.	130,298
69,900	Central Glass Co. Ltd.	1,829,533
28,452	Central Security Patrols Co. Ltd.	480,745
27,200	Chiyoda Corp.(a)	176,464
45,400	Chugin Financial Group, Inc.	844,943
102,900	Citizen Watch Co. Ltd.	1,192,207
392	Cleanup Corp.	2,169
155,500	COLOPL, Inc.	429,391
1,626	Comforia Residential REIT, Inc.	1,143,693
204,500	Computer Engineering & Consulting Ltd.	2,532,910
198,900	COMSYS Holdings Corp.	7,162,697
171,900	Cosmo Energy Holdings Co. Ltd.	4,394,490
28,780	Cosmos Pharmaceutical Corp.	1,118,608
189,820	Credit Saison Co. Ltd.	5,257,792
49,600	Creek & River Co. Ltd.	422,016
61,100	Cresco Ltd.	531,460
19,400	CTS Co. Ltd.	107,329
741,500	CyberAgent, Inc.	5,938,323
3,900	Cybozu, Inc.	51,975
43,000	Dai Nippon Printing Co. Ltd.	814,469
149,300	Daicel Corp.	1,170,637
7,900	Dai-Dan Co. Ltd.	141,094
75,000	Daido Steel Co. Ltd.	876,819
26,100	Daifuku Co. Ltd.	1,141,135
7,500	Daihatsu Infinearth Mfg Co. Ltd.	143,052
5,900	Dai-Ichi Cutter Kogyo KK	53,925
771,794	Daiichi Life Group, Inc.	7,066,305
51,100	Daiken Medical Co. Ltd.	144,218
4,800	Daiseki Co. Ltd.	128,540
80,000	Daishi Hokuetsu Financial Group, Inc.	997,465
88,620	Daito Pharmaceutical Co. Ltd.	710,546
30,250	Daito Trust Construction Co. Ltd.	680,414
Shares		Value
JAPAN (continued)
5,318	Daiwa House REIT Investment Corp.	$4,276,965
854,551	Daiwa Securities Group, Inc.	8,043,774
58,200	Denka Co. Ltd.	1,515,732
103,400	Dentsu Group, Inc.(a)	1,963,133
157,060	Dentsu Soken, Inc.	2,208,910
81,100	DIC Corp.	1,856,717
6,200	Digital Hearts Holdings Co. Ltd.	32,977
117,700	Doshisha Co. Ltd.	2,457,828
2,600	Doutor Nichires Holdings Co. Ltd.	45,929
66,180	Dowa Holdings Co. Ltd.	4,027,155
91,200	DTS Corp.	594,340
2,400	Earth Corp.	70,223
24,400	Ehime Bank Ltd. (The)	276,641
21,100	Elan Corp.	98,244
121,100	Elecom Co. Ltd.	1,253,910
43,600	Electric Power Development Co. Ltd.	1,067,019
109,100	en, Inc.	762,656
2,900	Endo Lighting Corp.	52,184
120,000	ENEOS Holdings, Inc.	1,007,818
5,500	Enplas Corp.	602,027
4,300	eSOL Co. Ltd.	14,135
176,380	EXEO Group, Inc.	3,238,299
7,200	FALCO HOLDINGS Co. Ltd.	115,813
12,843	Ferrotec Corp.	619,182
77,180	Financial Partners Group Co. Ltd.	787,275
14,600	First Bank of Toyama Ltd. (The)	240,623
23,400	Food & Life Cos. Ltd.	1,361,202
1,900	Foster Electric Co. Ltd.	36,182
2,610	Frontier Real Estate Investment Corp. REIT	1,429,564
83,200	Fuji Corp.	3,241,288
1,500	Fujibo Holdings, Inc.	37,818
82,500	Fujimi, Inc.	1,706,395
3,030	Fujisash Co. Ltd.	15,817
6,300	Fukuda Denshi Co. Ltd.	406,615
75,053	Fukui Computer Holdings, Inc.	1,576,452
50,800	Fukuoka Financial Group, Inc.	2,073,819
2,600	Fukuyama Transporting Co. Ltd.	86,375
118,700	FULLCAST Holdings Co. Ltd.	1,233,336
53,000	Furukawa Electric Co. Ltd.	14,394,104
25,300	Furuno Electric Co. Ltd.	1,173,893
2,600	Furuya Metal Co. Ltd.	123,022
15,500	Furyu Corp.	127,103
82,200	Fuso Chemical Co. Ltd.	1,721,007
166,160	Future Corp.	1,622,267
17,820	Fuyo General Lease Co. Ltd.	493,387
57,600	Gakken Holdings Co. Ltd.	354,431
11,051	Gecoss Corp.	113,693
209,300	Glory Ltd.	5,324,003
417	GLP J-Reit	361,389
5,300	GMO GlobalSign Holdings KK	64,800
4,400	GREE Holdings, Inc.	10,192
2,600	Greens Co. Ltd.	38,412

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
JAPAN (continued)
370,980	GungHo Online Entertainment, Inc.	$5,869,380
7,300	H.U. Group Holdings, Inc.	145,648
289,800	Hachijuni Nagano Bank Ltd.	3,926,311
185,000	Hakuhodo DY Holdings, Inc.	1,242,190
268,700	Hamamatsu Photonics KK	3,463,660
395,400	Hanwa Co. Ltd.	4,084,059
54,400	Happinet Corp.	930,841
750	Heiwa Real Estate REIT, Inc.	704,785
28,200	Hennge KK	172,420
2,000	Higashi Holdings Co. Ltd.	22,567
185,100	Hirogin Holdings, Inc.	2,186,661
16,300	Hirose Electric Co. Ltd.	2,266,021
23,000	Hisamitsu Pharmaceutical Co., Inc.	881,960
83,700	Hitachi Construction Machinery Co. Ltd.	2,929,776
8,011	Hito Communications Holdings, Inc.	44,370
10,200	Hokkaido Gas Co. Ltd.	53,879
91,400	Hokuhoku Financial Group, Inc.	3,484,438
79,400	Hokuriku Electric Power Co.	442,012
159,499	Horiba Ltd.	22,208,158
21,700	Hoshizaki Corp.	705,566
11,500	Hosokawa Micron Corp.	436,023
46,800	Hyakugo Bank Ltd. (The)	532,557
187,200	Hyakujushi Bank Ltd. (The)	2,852,663
61,100	IBJ, Inc.	281,091
2,100	Ichiken Co. Ltd.	37,384
32,300	Ichikoh Industries Ltd.	105,092
210,545	Idemitsu Kosan Co. Ltd.	1,801,494
115,150	IHI Corp.	2,103,280
4,000	Inaba Denki Sangyo Co. Ltd.	67,479
4,600	Inabata & Co. Ltd.	113,397
671,961	Inpex Corp.	17,518,145
178,300	Internet Initiative Japan, Inc.	3,137,391
17,000	ISB Corp.	232,680
10,600	Iseki & Co. Ltd.	114,927
85,518	Isuzu Motors Ltd.	1,178,311
45,500	Ito En Ltd.	836,799
100,900	Itoki Corp.	2,049,877
62,300	Iwatani Corp.	765,889
619,307	Iyogin Holdings, Inc.	11,934,905
152,300	Izumi Co. Ltd.	922,168
98,900	J Trust Co. Ltd.	422,692
365,000	JAC Recruitment Co. Ltd.	2,014,891
43,500	JAFCO Group Co. Ltd.	598,081
519,582	Japan Airlines Co. Ltd.	8,170,880
21,600	Japan Airport Terminal Co. Ltd.	694,142
188,680	Japan Aviation Electronics Industry Ltd.	2,884,717
12,700	Japan Electronic Materials Corp.	585,150
1,386	Japan Excellent, Inc. REIT	1,267,496
200,900	Japan Lifeline Co. Ltd.	1,820,230
1,075	Japan Logistics Fund, Inc. REIT	654,767
77,200	Japan Material Co. Ltd.	888,844
Shares		Value
JAPAN (continued)
18,000	Japan Medical Dynamic Marketing, Inc.	$63,176
1,919	Japan Metropolitan Fund Invest REIT	1,422,179
129,600	Japan Post Insurance Co. Ltd.	1,263,679
47,814	Japan System Techniques Co. Ltd.	583,276
144,364	JBCC Holdings, Inc.	1,110,210
7,900	JCU Corp.	336,007
147,400	Jeol Ltd.	5,929,414
113,580	JFE Holdings, Inc.	1,247,375
824,500	JGC Holdings Corp.	12,527,801
3,200	JK Holdings Co. Ltd.	27,620
6,900	Joshin Corp.	128,181
45,300	JTEKT Corp.	553,266
5,600	Juki Corp.	27,506
161,100	Juroku Financial Group, Inc.	2,116,618
72,120	Justsystems Corp.	1,714,813
200,100	JVCKenwood Corp.	1,508,230
260,511	Kaga Electronics Co. Ltd.	6,976,339
33,780	Kajima Corp.	1,320,260
156,500	Kakaku.com, Inc.	2,614,975
12,600	Kamei Corp.	257,915
61,700	Kamigumi Co. Ltd.	2,039,207
3,216	Kanaden Corp.	48,117
100,600	Kanadevia Corp.	775,359
216,100	Kanamoto Co. Ltd.	6,370,139
79,900	Kaneka Corp.	2,499,022
63,300	Kanematsu Corp.	870,698
42,600	Kawasaki Kisen Kaisha Ltd.	694,525
1,646	KDX Realty Investment Corp. REIT	1,719,262
28,400	Keihan Holdings Co. Ltd.	588,714
30,700	Keiyo Bank Ltd. (The)	425,544
11,800	Kenko Mayonnaise Co. Ltd.	159,933
2,340	Kewpie Corp.	62,089
64,000	Kikkoman Corp.	581,461
18,800	Kimura Unity Co. Ltd.	108,107
35,640	Kinden Corp.	1,909,627
57,200	Kissei Pharmaceutical Co. Ltd.	1,595,868
2,062	Kitagawa Corp.	20,333
1,800	Kita-Nippon Bank Ltd. (The)	54,075
19,850	Kitz Corp.	267,238
10,300	Kiyo Bank Ltd. (The)	272,769
45,500	KNT-CT Holdings Co. Ltd.(a)	569,813
10,560	Kobayashi Pharmaceutical Co. Ltd.	391,232
4,500	Kobe Bussan Co. Ltd.	78,779
120,460	Kobe Steel Ltd.	1,484,552
89,460	Koei Tecmo Holdings Co. Ltd.	886,281
195,900	Koito Manufacturing Co. Ltd.	3,178,362
136,600	Kokuyo Co. Ltd.	680,404
308,421	Komatsu Ltd.	13,205,970
8,100	Komeri Co. Ltd.	172,807
100,700	Komori Corp.	965,757
907,600	Konica Minolta, Inc.	2,886,139
8,300	Konoike Transport Co. Ltd.	149,753

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
JAPAN (continued)
40,300	Kose Holdings Corp.	$1,437,584
40,740	K’s Holdings Corp.	470,907
53,200	Kuraray Co. Ltd.	558,737
20,360	Kurita Water Industries Ltd.	1,100,403
3,000	Kuriyama Holdings Corp.	35,097
123,900	Kyoto Financial Group, Inc.	3,424,738
62,260	Kyowa Kirin Co. Ltd.	938,003
11,800	Kyushu Electric Power Co., Inc.	127,581
143,800	Kyushu Financial Group, Inc.	1,174,350
25,400	Kyushu Railway Co.	583,031
33,500	Life Corp.	550,521
203,400	LIFULL Co. Ltd.	247,360
245,600	Lintec Corp.	7,947,820
277,400	Lion Corp.	2,713,606
33,300	Lixil Corp.	343,855
106,080	Mabuchi Motor Co. Ltd.	998,369
264,032	Makita Corp.	9,804,298
5,000	Mani, Inc.	54,588
3,500	Marufuji Sheet Piling Co. Ltd.	20,790
210,700	Marvelous, Inc.	609,629
8,400	Matsuda Sangyo Co. Ltd.	358,024
280,400	Max Co. Ltd.	3,002,294
36,200	Maxell Ltd.	462,548
2,737,920	Mazda Motor Corp.	17,623,782
700,600	Mebuki Financial Group, Inc.	5,816,619
2,400	MEC Co. Ltd.	144,347
14,900	Media Do Co. Ltd.	118,782
177,200	Medipal Holdings Corp.	3,166,093
79,700	Meidensha Corp.	4,354,473
299,980	MEITEC Group Holdings, Inc.	6,007,927
125,600	Menicon Co. Ltd.	1,297,419
7,200	Mercari, Inc.(a)	175,178
24,400	Micronics Japan Co. Ltd.	2,051,444
51,780	Milbon Co. Ltd.	844,759
305,542	MINEBEA MITSUMI, Inc.	6,108,721
137,480	Mirait one Corp.	3,542,669
253,700	MISUMI Group, Inc.	5,839,801
19,506	Mito Securities Co. Ltd.	82,287
121,000	Mitsubishi Chemical Group Corp.	709,356
42,900	Mitsubishi Estate Co. Ltd.	1,222,575
284,700	Mitsubishi Logistics Corp.	2,550,059
66,100	Mitsubishi Materials Corp.	2,178,176
24,800	Mitsubishi Research Institute, Inc.	711,934
1,185	Mitsui Fudosan Accommodations Fund, Inc. REIT	989,928
39,460	Mitsui Kinzoku Co. Ltd.	10,841,978
134,709	Mitsui OSK Lines Ltd.	5,088,520
90,980	Miura Co. Ltd.	1,884,206
135,300	Mixi, Inc.	2,235,040
11,200	Miyazaki Bank Ltd. (The)	141,811
29,300	Mizuho Leasing Co Ltd.	266,406
270,711	Mizuno Corp.	5,747,226
1,272	Mochida Pharmaceutical Co. Ltd.	27,364
Shares		Value
JAPAN (continued)
2,800	Monogatari Corp. (The)	$75,320
35,500	MonotaRO Co. Ltd.	422,119
19,400	Morinaga & Co. Ltd.	331,043
14,300	Moriroku Co. Ltd.	221,881
5,500	MTG Co. Ltd.	206,646
25,200	Musashino Bank Ltd. (The)	382,801
24,500	Nabtesco Corp.	810,293
440,800	Nagase & Co. Ltd.	3,315,473
65,360	Nakanishi, Inc.	1,154,712
62,800	Nanto Bank Ltd. (The)	596,035
3,400	Nanyo Corp.	31,455
107,795	NEC Corp.	2,867,348
99,200	NGK Corp.	3,140,727
56,900	NHK Spring Co. Ltd.	1,039,626
13,400	Nichicon Corp.	204,963
20,300	Nihon Falcom Corp.	271,657
297,600	Nihon Kohden Corp.	2,771,927
68,100	Nihon M&A Center Holdings, Inc.	285,218
30,100	Nikon Corp.	333,014
1,890	Nippon Building Fund, Inc. REIT	1,587,167
7,800	Nippon Carbide Industries Co., Inc.	133,972
234,800	Nippon Express Holdings, Inc.	6,166,843
641,634	Nippon Kayaku Co. Ltd.	7,116,151
74,100	Nippon Light Metal Holdings Co. Ltd.	1,357,109
9,909	Nippon Prologis REIT, Inc.	5,674,755
141,800	Nippon Shinyaku Co. Ltd.	4,347,687
10,100	Nippon Soda Co. Ltd.	234,072
31,760	Nippon Yusen KK	1,141,413
236,960	Nipro Corp.	2,300,311
49,600	Nishi-Nippon Financial Holdings, Inc.	1,245,413
18,600	Nishio Holdings Co. Ltd.	513,107
20,600	Nissan Chemical Corp.	890,735
5,100	Nissha Co. Ltd.	41,016
107,100	Nisshin Seifun Group, Inc.	1,368,011
356,000	Nisshinbo Holdings, Inc.	4,695,978
51,600	Nitto Denko Corp.	981,446
108,600	Nitto Kogyo Corp.	3,141,364
32,200	Nittoc Construction Co. Ltd.	242,658
82,620	NOF Corp.	1,687,348
174,140	Nomura Holdings, Inc.	1,394,832
675	Nomura Real Estate Master Fund, Inc. REIT	695,599
26,100	Nomura Research Institute Ltd.	704,433
62,900	Noritz Corp.	944,942
260,300	North Pacific Bank Ltd.	1,655,077
21,300	NS Tool Co. Ltd.	118,243
275,042	NSD Co. Ltd.	4,721,497
524,200	NSK Ltd.	4,257,743
726	NTT UD REIT Investment Corp.	637,507
63,100	OBIC Business Consultants Co. Ltd.	2,480,125
21,300	Obic Co. Ltd.	566,008
33,300	Ogaki Kyoritsu Bank Ltd. (The)	1,490,852

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
JAPAN (continued)
31,000	Oita Bank Ltd. (The)	$422,541
150,400	Oji Holdings Corp.	790,712
175,400	Okamura Corp.	2,814,503
68,100	Oki Electric Industry Co. Ltd.	1,473,247
5,200	Okinawa Cellular Telephone Co.	111,280
1,800	Okinawa Financial Group, Inc.	64,421
47,800	OKUMA Corp.	1,371,700
46,500	Olympus Corp.	457,352
126,600	Omron Corp.	4,547,455
971,200	Ono Pharmaceutical Co. Ltd.	14,364,203
20,400	Optim Corp.(a)	55,770
300	Optorun Co. Ltd.	7,823
14,340	Oracle Corp. Japan	797,948
3,600	Oricon, Inc.	26,664
1,598	Orix JREIT, Inc.	1,015,185
2,200	Oro Co. Ltd.	28,184
3,500	Osaka Organic Chemical Industry Ltd.	104,909
32,800	Osaki Electric Co. Ltd.	428,438
106,640	OSG Corp.	2,230,235
316,400	PAL GROUP Holdings Co. Ltd.	3,041,165
32,700	PALTAC Corp.	965,886
210,700	Pan Pacific International Holdings Corp.	1,191,730
4,600	PAPYLESS Co. Ltd.	29,140
1,522,800	Persol Holdings Co. Ltd.	2,266,566
1,600	PIA Corp.	35,721
20,600	Pilot Corp.	628,364
59,800	Pole To Win Holdings, Inc.	115,092
2,500	Poppins Corp.	22,471
7,700	PR Times, Corp.	103,241
1,000	Premium Water Holdings, Inc.	21,798
165,628	Prestige International, Inc.	703,423
1,400	Procrea Holdings, Inc.	32,155
34,900	Pronexus, Inc.	239,100
26,000	Raito Kogyo Co. Ltd.	633,585
236,800	Rakus Co. Ltd.	1,308,532
156,000	Relo Group, Inc.	1,952,869
449,200	Resorttrust, Inc.	5,003,189
588,900	Ricoh Co. Ltd.	4,966,270
95,800	Riken Technos Corp.	1,014,905
24,500	Riken Vitamin Co. Ltd.	433,117
260,620	Rinnai Corp.	5,923,095
9,800	Rion Co. Ltd.	212,289
170,900	Rohto Pharmaceutical Co. Ltd.	2,513,079
52,600	Ryohin Keikaku Co. Ltd.	1,218,364
6,000	Sakai Heavy Industries Ltd.	77,999
2,800	Sakai Moving Service Co. Ltd.	52,001
97,046	Sakata Seed Corp.	2,544,179
5,600	San ju San Financial Group, Inc.	57,421
48,000	Sangetsu Corp.	913,734
23,200	San-In Godo Bank Ltd. (The)	278,862
462,834	Sankyo Co. Ltd.	5,475,347
6,000	Sankyo Tateyama, Inc.	25,193
Shares		Value
JAPAN (continued)
53,540	Sankyu, Inc.	$2,877,104
349,900	Sansan, Inc.(a)	2,837,256
56,500	Sansha Electric Manufacturing Co. Ltd.	377,042
2,100	Santec Holdings Corp.	376,696
1,842,207	Santen Pharmaceutical Co. Ltd.	18,984,824
376,140	Sanwa Holdings Corp.	8,603,317
113,800	Sato Corp.	1,513,020
29,100	Sawai Group Holdings Co. Ltd.	391,876
208,992	SCREEN Holdings Co. Ltd.	13,856,392
31,900	Scroll Corp.	271,292
18,000	Secom Co. Ltd.	655,376
27,000	Seibu Holdings, Inc.	635,377
101,800	Seikagaku Corp.	456,684
357,400	Seiko Epson Corp.	4,807,293
93,500	Seiko Group Corp.	3,473,197
28,200	Sekisui House Ltd.	614,026
4,103	Sekisui House Reit, Inc.	2,232,159
32,000	Sekisui Kasei Co. Ltd.	92,786
1,000	SEMITEC Corp.	15,377
87,100	Senshu Ikeda Holdings, Inc.	512,470
19,200	SERAKU Co. Ltd.	163,304
25,400	Seria Co. Ltd.	555,598
100,040	SG Holdings Co. Ltd.	936,282
209,500	Sharp Corp.(a)	750,666
23,300	Shibaura Machine Co. Ltd.	625,367
165,200	Shibaura Mechatronics Corp.	5,132,446
280,700	SHIFT, Inc.(a)	1,186,959
9,000	Shiga Bank Ltd. (The)	110,959
26,200	Shikoku Bank Ltd. (The)	428,202
163,300	Shikoku Electric Power Co., Inc.	1,625,842
227,700	Shimamura Co. Ltd.	4,768,360
35,300	Shindengen Electric Manufacturing Co. Ltd.	743,500
12,177	Shinnihonseiyaku Co. Ltd.	154,764
41,000	Shionogi & Co. Ltd.	828,321
433,327	Ship Healthcare Holdings, Inc.	6,448,575
524,000	Shizuoka Financial Group, Inc.	9,199,143
69,940	Shoei Co. Ltd.	779,229
2,900	Shofu, Inc.	30,447
3,400	Sigma Koki Co. Ltd.	42,556
40,700	SKY Perfect JSAT Corp.	888,592
2,900	SMK Corp.	62,095
247,220	SMS Co. Ltd.	2,816,722
548,900	Socionext, Inc.	6,679,702
116,100	Sodick Co. Ltd.	1,147,690
10,700	Softcreate Holdings Corp.	121,400
120,400	Sojitz Corp.	4,509,549
103,713	Soliton Systems KK	1,184,413
89,300	Square Enix Holdings Co. Ltd.	1,408,602
124,600	Starts Corp., Inc.	3,804,148
255,053	Subaru Corp.	3,799,068
73,440	Sugi Holdings Co. Ltd.	1,469,904

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
JAPAN (continued)
48,900	Sumitomo Bakelite Co. Ltd.	$1,722,304
3,482,900	Sumitomo Chemical Co. Ltd.	11,365,001
61,400	Sumitomo Electric Industries Ltd.	4,042,223
158,800	Sumitomo Heavy Industries Ltd.	5,372,779
318,417	Sumitomo Mitsui Trust Group, Inc.	10,645,742
136,700	Sumitomo Pharma Co. Ltd.(a)	1,509,151
35,400	Sumitomo Realty & Development Co. Ltd.	1,097,386
55,600	Sumitomo Warehouse Co. Ltd. (The)	1,339,893
188,400	Sun Frontier Fudousan Co. Ltd.	3,233,645
81,600	Suruga Bank Ltd.	1,209,881
421,788	Suzuken Co. Ltd.	14,929,686
641,700	Systena Corp.	1,755,412
75,700	Tadano Ltd.	663,640
24,800	Taiheiyo Cement Corp.	563,054
8,100	Taikisha Ltd.	179,915
1,400	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	20,876
76,500	Taiyo Yuden Co. Ltd.	3,136,461
14,300	Takaoka Toko Co. Ltd.	690,449
14,800	Takara & Co. Ltd.	319,686
126,560	Takara Holdings, Inc.	1,426,744
83,800	Takara Standard Co. Ltd.	1,584,707
49,640	Takeuchi Manufacturing Co. Ltd.	2,237,714
4,800	Takuma Co. Ltd.	84,613
833,800	Tamron Co. Ltd.	5,769,280
2,400	Tazmo Co. Ltd.	45,178
164,200	TDK Corp.	3,002,299
117,080	TechMatrix Corp.	1,359,306
93,000	Teijin Ltd.	936,589
16,900	Temairazu, Inc.	264,987
74,048	TIS, Inc.	1,613,878
3,100	TKC Corp.	71,034
2,400	Toa Corp.	26,609
5,800	Tocalo Co. Ltd.	115,716
27,665	Tochigi Bank Ltd. (The)	169,240
110,700	Toho Bank Ltd. (The)	472,515
93,600	Toho Gas Co. Ltd.	702,812
82,700	Toho Holdings Co. Ltd.	2,359,857
173,200	Tohoku Electric Power Co., Inc.	1,209,761
24,000	Tokai Corp.	402,870
384,782	Tokai Rika Co. Ltd.	7,097,915
304,733	Tokuyama Corp.	7,828,226
713,800	Tokyo Electric Power Co. Holdings, Inc.(a)	2,717,542
89,142	Tokyo Gas Co. Ltd.	3,785,849
14,500	Tokyo Kiraboshi Financial Group, Inc.	1,079,098
880	Tokyo Ohka Kogyo Co. Ltd.	51,735
78,600	Tokyo Seimitsu Co. Ltd.	8,684,958
64,446	Tokyo Tatemono Co. Ltd.	1,482,953
164,396	Tokyotokeiba Co. Ltd.	5,825,517
53,600	Tokyu Corp.	570,010
96,886	Tokyu Fudosan Holdings Corp.	824,900
Shares		Value
JAPAN (continued)
1,196	Tokyu REIT, Inc.	$1,475,107
61,700	Toli Corp.	253,220
164,385	TOMONY Holdings, Inc.	928,269
18,400	Tosei Corp.	191,175
99,655	Toshiba TEC Corp.	1,716,099
19,300	Tosho Co. Ltd.	102,846
67,200	Tosoh Corp.	1,035,535
19,100	TOTO Ltd.	670,949
25,800	Towa Bank Ltd. (The)	172,216
126,900	Towa Pharmaceutical Co. Ltd.	3,203,090
6,600	Toyo Denki Seizo KK	105,758
150,420	Toyo Seikan Group Holdings Ltd.	3,119,813
8,880	Toyo Suisan Kaisha Ltd.	609,900
65,140	Toyo Tire Corp.	1,597,111
2,700	Toyobo Co. Ltd.	24,672
10,400	Toyoda Gosei Co. Ltd.	306,872
112,500	Transcosmos, Inc.	2,746,503
116,483	Trend Micro, Inc.	4,054,538
2,900	Trinity Industrial Corp.	24,147
356,100	Tsubakimoto Chain Co.	5,338,151
95,720	Tsugami Corp.	2,871,032
9,200	Tsukada Global Holdings, Inc.	36,490
17,000	Tsukuba Bank Ltd.	63,212
11,300	Tsumura & Co.	263,560
51,000	Tsuruha Holdings, Inc.	671,154
1,500	TV Asahi Holdings Corp.	31,039
196,400	UACJ Corp.	3,465,269
31,600	Ubicom Holdings, Inc.	190,691
50,000	Uchida Yoko Co. Ltd.	646,424
266,993	Ulvac, Inc.	16,813,214
21,000	U-Next Holdings Co. Ltd.	205,588
500	Union Tool Co.	53,718
4,600	United Arrows Ltd.	72,533
5,400	Univance Corp.	27,638
2,900	User Local, Inc.	28,609
3,200	Ushio, Inc.	64,436
1,188,427	USS Co. Ltd.	12,835,510
6,200	Valor Holdings Co. Ltd.	146,090
84,100	Vector, Inc.	670,208
31,800	Vision, Inc.	223,099
63,200	Visional, Inc.(a)	2,984,421
56,200	Vital KSK Holdings, Inc.	500,562
479,940	Wacom Co. Ltd.	2,209,028
3,100	Wadakohsan Corp.	26,636
27,800	WDB Holdings Co. Ltd.	264,958
30,700	West Japan Railway Co.	555,719
67,820	Workman Co. Ltd.	3,088,654
45,700	Xebio Holdings Co. Ltd.	290,834
30,400	Yakult Honsha Co. Ltd.	529,389
135,700	YAMABIKO Corp.	3,379,421
114,700	Yamaguchi Financial Group, Inc.	1,970,887
731,500	Yamaha Corp.	5,220,345
30,700	Yamaichi Electronics Co. Ltd.	2,048,314

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
JAPAN (continued)
5,600	Yamanashi Chuo Bank Ltd. (The)	$192,662
12,000	Yamato Kogyo Co. Ltd.	915,981
1,200	Yamaya Corp.	18,060
54,800	Yaskawa Electric Corp.	1,943,210
87,500	Yodoko Ltd.	751,290
30,300	Yokogawa Electric Corp.	1,054,978
72,240	Yokohama Financial Group, Inc.	685,746
27,046	Yokohama Rubber Co. Ltd. (The)	1,100,820
3,000	Yokowo Co. Ltd.	85,069
1,500	Yossix Holdings Co. Ltd.	30,950
14,200	Yushin Co.	60,589
47,700	Zacros Corp.	418,673
192,080	Zenkoku Hosho Co. Ltd.	3,867,005
57,400	Zenrin Co. Ltd.	312,102
308,360	Zeon Corp.	3,594,229
34,000	ZERIA Pharmaceutical Co. Ltd.	468,936
216,500	ZIGExN Co. Ltd.	563,203
9,600	Zojirushi Corp.	96,685
109,080	ZOZO, Inc.	732,088
13,100	Zuken, Inc.	369,821
		1,095,234,555
JERSEY CHANNEL ISLANDS — 0.0%
341,966	B&M European Value Retail Plc	781,397
LUXEMBOURG — 0.0%
13,140	Befesa SA(b)(c)	503,684
31,200	RTL Group SA	1,198,853
64,500	Tenaris SA	2,058,928
		3,761,465
MALAYSIA — 0.0%
19,549,200	Top Glove Corp. Bhd	3,570,118
NETHERLANDS — 1.5%
393,661	ABN AMRO Bank NV(b)	13,706,035
812,830	Aegon Ltd.	6,735,600
39,515	AMG Critical Materials NV	1,667,893
26,831	ASM International NV	26,248,140
127,380	ASR Nederland NV	9,675,719
90,948	Corbion NV	2,032,458
39,503	Eurocommercial Properties NV REIT	1,295,929
34,361	ForFarmers NV	245,500
270,146	Koninklijke Ahold Delhaize NV	12,672,114
581,628	Koninklijke BAM Groep NV	6,397,697
213,321	Koninklijke Heijmans NV	21,583,311
213,700	Koninklijke KPN NV	1,142,771
29,320	Koninklijke Vopak NV	1,467,430
4,035	Nedap NV	400,793
132,636	NN Group NV	11,610,137
1,225,665	Pharming Group NV(a)	2,069,896
41,024	QIAGEN NV	1,399,398
5,828	QIAGEN NV	201,532
27,398	Randstad NV	811,841
74,741	SBM Offshore NV	3,197,526
Shares		Value
NETHERLANDS (continued)
56,220	Signify NV(b)(c)	$1,278,668
41,988	Sligro Food Group NV	642,109
20,266	TKH Group NV	1,038,619
230,750	TomTom NV(a)	1,266,372
73,465	Van Lanschot Kempen NV	5,628,826
211,801	Wereldhave NV REIT	5,477,206
		139,893,520
NEW ZEALAND — 0.1%
2,228,272	a2 Milk Co. Ltd. (The)	11,403,314
24,680	Freightways Group Ltd.	184,359
4,676	Hallenstein Glasson Holdings Ltd.	27,057
27,922	Mercury NZ Ltd.	110,550
29,980	Oceania Healthcare Ltd.(a)	13,238
39,148	SKY Network Television Ltd.	74,661
801,689	Spark New Zealand Ltd.	984,536
52,648	Stride Property Group	34,602
6,430	Summerset Group Holdings Ltd.	31,007
269,142	TOWER Ltd.	322,184
		13,185,508
NORWAY — 1.4%
25,764	2020 Bulkers Ltd.	8,382
240,847	ABG Sundal Collier Holding ASA	186,698
37,623	AF Gruppen ASA	726,324
506,559	Aker BP ASA	19,802,568
1,433,201	Aker Solutions ASA	6,530,536
53,660	Atea ASA	905,284
93,947	BLUENORD ASA	5,979,302
1,945	Bonheur ASA	56,611
50,799	BW Offshore Ltd.	290,697
4,657,418	DNO ASA	10,062,467
69,564	DOF Group ASA	1,030,587
1,675	Endur ASA(a)	20,854
135,391	Frontline Plc	4,940,418
168,826	Gjensidige Forsikring ASA	4,742,504
188,422	Hoegh Autoliners ASA	2,699,796
398,105	Kitron ASA	4,297,092
1,151,788	Kongsberg Automotive ASA(a)	237,593
920,199	Leroy Seafood Group ASA	4,513,423
501,917	Mowi ASA	11,136,162
1,512,738	MPC Container Ships ASA	3,598,186
948,822	Norsk Hydro ASA	10,504,827
14,523	Norske Skog ASA(a)(c)	73,625
140,945	Odfjell Drilling Ltd.	1,517,592
61,546	Odfjell SE - Class A	768,267
191,433	Orkla ASA	2,361,139
211,514	Petronor E&P ASA	332,869
20,266	Pexip Holding ASA	148,714
407,385	SATS ASA	1,820,298
100,856	Sea1 Offshore, Inc.	323,858
39,425	Sentia AS(a)	336,442
761,718	SFL Corp. Ltd.	8,782,609
63,970	Solstad Maritime ASA	197,593

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
NORWAY (continued)
20,218	Solstad Offshore ASA	$143,601
94,190	SpareBank 1 SMN	2,102,544
43,300	SpareBank 1 Sor-Norge ASA	935,787
3,898	Sparebanken More	48,480
114,665	Storebrand ASA	2,216,585
25,920	TGS ASA	421,485
67,324	Veidekke ASA	1,355,315
992,074	Wallenius Wilhelmsen ASA	12,764,552
13,592	Wilh Wilhelmsen Holding ASA - Class A	1,016,644
55,780	Zaptec ASA(a)	220,808
		130,159,118
POLAND — 0.3%
949,297	Allegro.eu SA(a)(b)(c)	7,817,404
137,554	KGHM Polska Miedz SA(a)	11,554,533
2,950,177	Orange Polska SA	12,108,988
		31,480,925
PORTUGAL — 0.2%
1,330,015	Banco Comercial Portugues SA - Class R	1,421,629
88,605	CTT-Correios de Portugal SA	667,813
5,309	Ibersol SGPS SA	74,736
52,367	Jeronimo Martins SGPS SA	1,257,465
284,675	NOS SGPS SA	1,879,838
218,800	REN - Redes Energeticas Nacionais SGPS SA	968,936
5,298,279	Sonae SGPS SA	12,131,498
		18,401,915
PUERTO RICO — 0.1%
153,173	First BanCorp	3,719,041
76,191	OFG Bancorp	3,501,738
2,860	Popular, Inc.	429,944
		7,650,723
RUSSIA — 0.0%
3,531,360	Alrosa PJSC(a)(d)(e)	0
1,189,126,065	Federal Grid Co. - Rosseti PJSC(a)(d) (e)	0
4,480,742	Gazprom PJSC(a)(d)(e)	0
1,073,095	Gazprom PJSC - ADR(a)(d)(e)	0
112,793	Magnit PJSC(a)(d)(e)	0
532,967	Mobile TeleSystems PJSC(a)(d)(e)	0
217,810,135	ROSSETI PJSC(a)(d)(e)	0
1,641,600	Rostelecom PJSC(a)(d)(e)	0
461,432,194	RusHydro PJSC(a)(d)(e)	0
13,369,855	Surgutneftegas PAO(a)(d)(e)	0
243,969	VK IPJSC(a)(d)(e)	0
		0
SINGAPORE — 1.1%
10,400	AEM Holdings Ltd.(a)	60,343
1,731,100	AIMS APAC REIT	2,053,592
Shares		Value
SINGAPORE (continued)
666,119	ASMPT Ltd.	$13,953,472
53,400	Bukit Sembawang Estates Ltd.	198,539
40,953	BW LPG Ltd.(b)(c)	821,810
332,900	CapitaLand Ascendas REIT	654,304
1,047,702	CapitaLand Integrated Commercial Trust REIT	1,951,363
331,600	Capitaland Investment Ltd.	727,239
243,800	CDL Hospitality Trusts	155,486
685,500	Centurion Corp. Ltd.	884,297
14,062	China Yuchai International Ltd.	579,495
334,300	City Developments Ltd.	2,151,536
532,000	CNMC Goldmine Holdings Ltd.	569,989
587,116	ComfortDelGro Corp. Ltd.	683,559
1,616,300	CSE Global Ltd.	1,750,333
99,400	Delfi Ltd.	82,840
400,000	Digital Core REIT Management Pte Ltd.	206,537
1,361,200	First Resources Ltd.	3,739,222
1,271,093	Frasers Logistics & Commercial Trust REIT(b)	960,612
35,500	Frasers Property Ltd.	31,958
1,174,325	Genting Singapore Ltd.	630,165
5,705,400	Golden Agri-Resources Ltd.	1,421,890
91,600	GuocoLand Ltd.	177,060
434,434	Hafnia Ltd.	3,856,043
47,600	Ho Bee Land Ltd.	80,239
755,100	Hong Leong Asia Ltd.	1,725,668
207,896	iFAST Corp. Ltd.	1,431,097
491,545	IGG, Inc.	195,472
47,600	InnoTek Ltd.	32,479
1,407	Karooooo Ltd.	68,880
412,400	Keppel DC REIT	763,243
91,600	Kimly Ltd.	28,478
4,265,700	Kore US REIT(b)	856,890
63,207	Kulicke & Soffa Industries, Inc.	5,404,199
676,400	Mapletree Logistics Trust REIT	651,169
704,600	Mapletree Pan Asia Commercial Trust REIT	715,956
502,600	Marco Polo Marine Ltd.	62,024
44,300	OUE Ltd.	38,602
893,200	OUE Real Estate Investment Trust REIT	256,400
162,700	Pan-United Corp. Ltd.	200,821
3,629,900	Raffles Medical Group Ltd.	2,837,542
304,400	RHT Health Trust(a)(d)(e)	4,544
44,276	Samudera Shipping Line Ltd.	39,728
641,200	Sasseur Real Estate Investment Trust REIT(b)	337,939
47,800	SBS TRANSIT Ltd.	138,585
3,571,339	Sheng Siong Group Ltd.	8,513,109
295,200	SIA Engineering Co. Ltd.	728,896
203,100	Singapore Airlines Ltd.	1,005,899
214,000	Singapore Exchange Ltd.	3,659,132

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
SINGAPORE (continued)
54,700	Singapore Land Group Ltd.	$160,907
3,494,100	Starhill Global REIT	1,513,329
125,100	Stoneweg Europe Stapled Trust	228,175
321,900	Suntec Real Estate Investment Trust REIT	378,770
2,651,020	UOL Group Ltd.	22,177,686
168,800	Valuemax Group Ltd.	144,557
47,800	Venture Corp. Ltd.	610,116
1,250,600	Wee Hur Holdings Ltd.	717,052
262,600	Wilmar International Ltd.	749,033
187,900	Wing Tai Holdings Ltd.	238,328
8,347,600	Yangzijiang Financial Holding Ltd.(a)	1,718,571
5,085,330	Yangzijiang Maritime Development Ltd.	2,703,895
		99,419,094
SOUTH AFRICA — 1.2%
620,377	African Rainbow Minerals Ltd.	8,306,565
1	E Media Holdings Ltd.	0
1,279,045	Impala Platinum Holdings Ltd.	17,928,437
162,442	Investec Plc	1,396,465
936,805	MTN Group Ltd.	11,792,584
600,399	Remgro Ltd.	7,065,479
997,620	Sasol Ltd.(a)	13,866,472
7,795,883	Sibanye Stillwater Ltd.	23,306,409
649,239	SPAR Group Ltd. (The)(a)	2,520,009
206,436	Valterra Platinum Ltd.	16,626,977
959,834	Vodacom Group Ltd.	8,154,118
		110,963,515
SOUTH KOREA — 2.5%
118,831	E-MART, Inc.	8,606,037
65,254	GC Biopharma Corp.	6,080,924
381,987	GS Engineering & Construction Corp.	9,915,169
162,324	Hankook Tire & Technology Co. Ltd.	6,532,094
97,792	HD Construction Equipment Co. Ltd.	12,286,089
139,289	Hyundai Department Store Co. Ltd.	10,300,690
54,303	Hyundai Glovis Co. Ltd.	8,384,583
285,083	Hyundai Steel Co.	8,287,160
216,450	Kakao Corp.	6,968,189
134,655	LG Electronics, Inc.	12,969,030
49,382	LG Innotek Co. Ltd.	19,306,181
63,656	NC Corp.	11,752,819
18,617	OCI Co. Ltd.(a)	1,903,742
76,515	OCI Holdings Co. Ltd.	19,295,766
40,508	POSCO Holdings, Inc.	12,776,265
413,593	Samsung E&A Co. Ltd.	14,979,090
83,319	Samsung Electronics Co. Ltd.	12,546,816
84,957	Samsung Life Insurance Co. Ltd.	14,449,430
65,183	Samsung SDS Co. Ltd.	7,378,079
178,014	Samsung Securities Co. Ltd.	13,043,861
752,858	SK Networks Co. Ltd.	2,990,430
Shares		Value
SOUTH KOREA (continued)
23,909	SK Square Co. Ltd.(a)	$13,915,060
		234,667,504
SPAIN — 1.5%
378,222	Acerinox SA	6,207,276
38,353	Almirall SA	567,739
1,038	Arteche Lantegi Elkartea SA	39,085
274,064	ATALAYA MINING COPPER SA	2,770,603
2,960,445	Banco de Sabadell SA	11,477,649
1,161,706	Banco Santander SA	14,175,520
49,500	Bankinter SA	823,734
47,688	CIE Automotive SA	1,625,651
34,646	Construcciones y Auxiliar de Ferrocarriles SA	2,608,337
41,423	Distribuidora Internacional de Alimentacion SA(a)	1,913,133
36,292	Elecnor SA	1,613,030
71,810	Enagas SA	1,437,755
387,833	Faes Farma SA	2,211,774
45,760	Fluidra SA	1,070,861
2,513	Fomento de Construcciones y Contratas SA	32,914
1,768,047	Gestamp Automocion SA(b)(c)	6,700,844
12,267	Grupo Empresarial San Jose SA	120,294
304,564	Logista Integral SA	11,898,766
3,397,954	Mapfre SA	16,634,100
514,174	Melia Hotels International SA	6,706,293
360,509	Merlin Properties Socimi SA REIT	6,304,295
21,788	Metrovacesa SA(b)(c)	305,407
9,384	Naturhouse Health SAU	27,761
5,862,575	Obrascon Huarte Lain SA(a)	3,040,487
22,349	Pharma Mar SA	2,520,205
703,785	Repsol SA	18,904,490
481,285	Sacyr SA	2,649,453
70,412	Tecnicas Reunidas SA(a)	2,917,631
4,255,310	Unicaja Banco SA(b)(c)	13,814,166
14,386	Vidrala SA	1,297,728
9,450	Viscofan SA	666,045
		143,083,026
SWEDEN — 1.8%
68,713	AcadeMedia AB(b)(c)	735,303
2,807	AddLife AB - Class B	43,768
66,164	Alfa Laval AB	3,981,700
2,408	Alimak Group AB(b)(c)	28,524
18,915	Ambea AB(b)(c)	287,080
26,981	AQ Group AB	644,217
273,505	Arjo AB - Class B	721,954
46,392	Attendo AB(b)(c)	536,732
385,158	Avanza Bank Holding AB	13,922,789
46,911	Axfood AB	1,431,315
5,709	Beijer Alma AB	179,624
3,592	Berner Industrier AB	30,624
155,732	Betsson AB - Class B	1,586,496

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
SWEDEN (continued)
65,300	BioGaia AB - Class B	$842,873
282,803	Boliden AB	14,865,647
24,226	Boozt AB(a)(b)(c)	312,704
290,212	Bravida Holding AB(b)(c)	3,007,075
9,829	Bufab AB	127,180
49,707	Byggmax Group AB	257,720
3,544	Cellavision AB	46,353
9,817	Cheffelo AB	103,485
37,579	Clas Ohlson AB - Class B	1,626,220
542,978	Cloetta AB - Class B	2,791,091
25,453	Coor Service Management Holding AB(b)(c)	150,909
180	Elanders AB - Class B	948
98,405	Electrolux AB - Class B(a)	550,167
578,421	Elekta AB - Class B	3,359,371
567,838	Epiroc AB - Class A	16,393,148
124,606	Fagerhult Group AB	300,387
61,160	Hanza AB	907,901
88,183	Hexpol AB	719,914
7,337	HMS Networks AB	427,614
49,079	Hoist Finance AB(b)(c)	757,970
6,294	Humana AB	33,224
280,841	Husqvarna AB - Class B	1,352,916
342,485	Instalco AB(b)	1,430,960
32,000	Inwido AB	488,570
77	Kopparbergs Bryggeri AB - Class B	980
254,128	Loomis AB	11,834,657
1,337	Medcap AB(a)	69,470
4,595	Medicover AB - Class B	102,789
14,211	MEKO AB	104,580
30,629	Midsona AB - Class B	40,905
274,138	Mycronic AB	8,650,355
203,393	NCC AB - Class B	4,405,959
131,790	Nolato AB - Class B	709,353
72,895	Nordnet AB	2,402,689
14,908	Norion Bank AB(a)	85,313
7,512	NOTE AB	139,294
11,457	Orexo AB(a)	23,397
328,046	Ovzon AB(a)(b)	1,930,810
34,600	Paradox Interactive AB	507,327
1,144,943	Peab AB - Class B	11,123,565
60,063	Proact IT Group AB	740,532
254	QleanAir AB(a)	724
19,773	RaySearch Laboratories AB	407,981
108,910	Rusta AB	1,193,990
354,995	Rvrc Holding AB	2,138,321
9,475	Scandi Standard AB	153,795
309,426	Scandic Hotels Group AB(b)(c)	3,017,655
117,076	Sectra AB - Class B	3,257,677
44,000	Securitas AB - Class B	738,451
282,058	Skanska AB - Class B	7,617,633
391,698	SKF AB - Class B	9,862,463
1,722,501	SSAB AB - Class A	15,502,858
Shares		Value
SWEDEN (continued)
409,919	SSAB AB - Class B	$3,732,228
208,417	Storytel AB	2,181,701
54,900	Synsam AB	338,290
4,330	Systemair AB	33,417
50,200	Tele2 AB - Class B	1,029,317
38,799	Trelleborg AB - Class B	1,593,050
52,521	Wihlborgs Fastigheter AB	464,332
		171,120,331
SWITZERLAND — 2.1%
145,102	Accelleron Industries AG	15,546,205
35,859	Allreal Holding AG	9,792,761
132,687	Ascom Holding AG	894,547
204,551	Avolta AG	11,304,220
23,153	Basilea Pharmaceutica Ag Allschwil(a)	1,611,562
477	Basler Kantonalbank	59,403
1,000	Belimo Holding AG	915,759
3,795	BKW AG	758,598
25,902	Bucher Industries AG	10,285,591
1,394	Burckhardt Compression Holding AG	933,465
2,743	Burkhalter Holding AG	651,230
52	Cham Swiss Properties AG	1,771
1,162	Cie Financiere Tradition SA	437,295
2,575	Comet Holding AG	1,020,915
1,007	Daetwyler Holding AG	202,256
14,668	DKSH Holding AG	1,119,741
45,183	dormakaba Holding AG	3,008,533
123,057	EFG International AG	2,647,667
700	Emmi AG	732,561
813	EMS-Chemie Holding AG	693,021
3,100	Flughafen Zurich AG	880,265
6,779	Galenica AG(b)(c)	722,232
1,545	Garmin Ltd.	388,011
705	Geberit AG	476,412
2,243,378	Glencore Plc	17,435,170
2	Gurit Holding AG(a)	95
4,948	Hiag Immobilien Holding AG	863,856
52,335	Huber + Suhner AG	15,199,607
6,760	Implenia AG	533,509
16,275	Inficon Holding AG	3,012,508
1,137,874	International Workplace Group Plc	2,864,488
2,210	Investis Holding SA(b)	449,737
73	Jungfraubahn Holding AG	25,524
3,506	Kardex Holding AG	1,252,650
10,505	Komax Holding AG(a)	728,095
3,181	Lastminute.com NV	48,131
870	LEM Holding SA(a)	339,731
21,230	Logitech International SA	2,095,666
7,910	Medacta Group SA(b)(c)	1,435,233
19	Orell Fuessli AG	4,016
15,379	Partners Group Holding AG	16,720,098
99	Phoenix Mecano AG	53,711
101,813	PSP Swiss Property AG	20,349,465

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
SWITZERLAND (continued)
254	Schweiter Technologies AG	$90,009
29,820	SFS Group AG	4,543,215
16,400	SGS SA	1,776,941
66,800	SIG Group AG(a)	1,082,448
2,640	Sonova Holding AG	578,710
182,083	Straumann Holding AG	19,761,247
5,800	Sulzer AG	1,104,021
1,850	Swiss Life Holding AG	2,172,090
13,993	Swissquote Group Holding SA	7,081,700
33,136	Temenos AG	3,142,734
547,714	Transocean Ltd.(a)	3,735,410
347	Valiant Holding AG	80,613
1,037	Vaudoise Assurances Holding SA	1,084,978
18,534	Zehnder Group AG	1,565,462
		196,294,889
TAIWAN — 0.9%
15,834,465	AUO Corp.	8,707,399
9,493,432	China Petrochemical Development Corp.(a)	2,233,247
2,461,000	Ennostar, Inc.	5,804,743
6,438,701	Formosa Chemicals & Fibre Corp.	10,715,177
2,945,990	Foxconn Technology Co. Ltd.	4,883,693
498,665	Globalwafers Co. Ltd.	9,370,289
1,720,000	Hon Hai Precision Industry Co. Ltd.	12,151,833
3,106,119	HTC Corp.(a)	3,980,688
164,951	Phison Electronics Corp.	10,321,963
6,893,482	Walsin Lihwa Corp.	6,607,462
1,333,454	WT Microelectronics Co. Ltd.	8,664,010
		83,440,504
THAILAND — 0.2%
20,932,050	Banpu Public Co. Ltd. - FOR	3,794,677
14,652	Fabrinet(a)	10,014,202
408,200	Siam Cement Public Co. Ltd. (The) - FOR	3,016,223
		16,825,102
TURKEY — 0.5%
15,433,186	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,492,496
12,787,859	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	5,833,198
1,894,139	Tekfen Holding AS	5,968,466
4,987,113	Turk Telekomunikasyon AS(a)	6,865,367
3,076,001	Turkcell Iletisim Hizmetleri AS	7,648,077
9,869,549	Turkiye Sise ve Cam Fabrikalari AS	10,469,532
		43,277,136
UNITED ARAB EMIRATES — 0.1%
32,135,134	Talabat Holding Plc	7,814,959
UNITED KINGDOM — 4.1%
96,228	3i Group Plc	3,346,594
43,660	4imprint Group Plc	2,164,470
Shares		Value
UNITED KINGDOM (continued)
11,516	AB Dynamics Plc	$152,450
538,922	Aberdeen Group Plc	1,523,040
22,327	accesso Technology Group Plc(a)	80,082
48,787	Afentra Plc(a)	51,020
42,110	AG Barr Plc	368,804
118,400	AJ Bell Plc	830,850
82,377	Applied Nutrition Plc(a)	244,619
328,000	Ashmore Group Plc	928,072
93,800	Autotrader Group PLC(b)(c)	630,986
2,250,034	Balfour Beatty Plc	25,001,971
2,238,629	Barclays Plc	13,158,480
265,973	Bicycle Therapeutics Plc - ADR(a)	1,255,393
14,689	Big Yellow Group Plc REIT	180,438
943,192	Breedon Group Plc	3,937,126
314,000	BT Group Plc	923,109
552,209	Central Asia Metals Plc	1,096,298
27,650	CNH Industrial NV	296,131
14,169	Computacenter Plc	717,381
1,629	Costain Group Plc	4,115
78,707	Cranswick Plc	5,761,724
1,627,278	Currys Plc	2,770,394
50,590	Custodian Property Income REIT Plc	57,610
473,042	dotdigital group Plc	300,265
879,374	Drax Group Plc	10,580,502
244,590	Dunelm Group Plc	2,500,937
1,241,860	easyJet Plc	5,943,969
1,978	Eco Animal Health Group Plc(a)	2,506
177,107	Endava Plc - ADR(a)	711,970
52,900	Energean Plc	641,436
989,193	EnQuest Plc	282,477
293,386	FDM Group Holdings Plc	416,746
2,555,132	Firstgroup Plc	5,661,127
27	Frasers Group Plc(a)	241
14,290	Frontier Developments Plc(a)	60,361
14,623	Fuller Smith & Turner Plc - Class A	128,551
84,016	Future Plc	383,928
92,590	Galliford Try Holdings Plc	659,329
36,916	Games Workshop Group Plc	9,791,111
383,485	Gaming Realms Plc(a)	176,969
50,792	Global Ship Lease, Inc. - Class A	2,051,997
1,411	Gooch & Housego Plc	17,686
378,222	GSK Plc	9,916,026
154,138	Gulf Keystone Petroleum Ltd.	416,398
303,248	Halfords Group Plc	600,981
19,000	Halma Plc	1,143,376
22,413	Hargreaves Services Plc	241,651
23,300	Hikma Pharmaceuticals Plc	443,003
106,680	Howden Joinery Group Plc	1,125,506
469,744	Hunting Plc	3,249,568
17,220	ICG Plc	424,554
225,913	IG Group Holdings Plc	4,616,558
343,343	IHS Holding Ltd.(a)	2,818,846
19,973	IMI Plc	760,733

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
35,496	Immunocore Holdings Plc - ADR(a)	$990,693
203,521	Impax Asset Management Group Plc	272,123
562,056	Inchcape Plc	6,341,252
442,441	IntegraFin Holdings Plc(b)	1,956,714
13,670	InterContinental Hotels Group Plc	1,954,553
2,536,352	International Consolidated Airlines Group SA	12,795,167
395,873	Ithaca Energy Plc	1,448,345
5,161,165	ITV Plc	5,616,070
5,481,208	JD Sports Fashion Plc	5,031,787
310,657	JET2 Plc	4,611,610
390,213	Johnson Matthey Plc	11,021,270
906,422	Jupiter Fund Management Plc	1,871,909
396,900	Kainos Group Plc	4,490,757
428,783	Keller Group Plc	13,033,773
1,180,691	Kier Group Plc	3,285,790
2,823,157	Kingfisher Plc	11,101,518
79,665	Lion Finance Group Plc	11,939,034
8,802,175	Lloyds Banking Group Plc	11,964,827
2,800,925	Man Group Plc	9,678,183
1,161,774	Marston’s Plc(a)	816,206
50,683	McBride Plc	107,547
72,175	Mears Group Plc	389,060
2,346,212	Mitie Group Plc	5,563,384
565,584	MONY Group Plc	1,374,015
111,632	Moonpig Group Plc	323,822
232,000	Morgan Advanced Materials Plc	689,873
168,133	Morgan Sindall Group Plc	10,751,249
50,010	MP Evans Group Plc	1,220,900
1,472,459	NatWest Group Plc	11,744,152
10,136	Next Plc	1,788,888
34,466	Ninety One Plc	101,143
556,700	Nomad Foods Ltd.	5,411,124
2,626	Odfjell Technology Ltd.	19,852
204,176	On the Beach Group Plc(b)(c)	454,628
1,535,794	OSB Group Plc	11,040,449
59,769	Oxford Metrics Plc	38,886
569,675	Paragon Banking Group Plc	5,801,959
110,796	Pearson Plc	1,635,013
3,260	Pentair Plc	263,115
374,385	Pets at Home Group Plc	920,122
73,152	Pharos Energy Plc	27,730
1,077,918	Picton Property Income Ltd. REIT	1,134,313
307,239	Polar Capital Holdings Plc	2,863,538
511,173	Primary Health Properties Plc REIT	650,342
384,978	QinetiQ Group Plc	2,332,968
926,440	Quilter Plc(b)(c)	2,313,413
55,870	Renishaw Plc	3,598,742
898,724	Rightmove Plc	5,302,910
197,400	Rotork Plc	829,768
80,556	RS GROUP Plc	661,721
690,982	S4 Capital Plc	408,898
209,787	Sabre Insurance Group Plc(b)(c)	433,275
Shares		Value
UNITED KINGDOM (continued)
374,024	Safestore Holdings Plc REIT	$3,419,142
71,913	Saga Plc(a)	575,040
82,220	Savills Plc	927,373
4,878	Secure Trust Bank Plc	83,253
198,628	Serco Group Plc	762,428
47,782	Serica Energy Plc	186,569
74,224	Smiths News Plc	68,428
316,994	Softcat Plc	5,951,935
437,519	Speedy Hire Plc	118,032
266,436	SSP Group Plc	576,533
8,715	Stolt-Nielsen Ltd.	284,277
78,200	TechnipFMC Plc	5,909,574
34,014	Telecom Plus Plc	543,622
2,201,949	Tesco Plc	14,425,082
85,894	TORM Plc - Class A	2,795,850
753,424	TP ICAP Group Plc	3,238,036
2,050,447	Trustpilot Group Plc(a)(b)(c)	7,208,372
684,211	Vesuvius Plc	4,121,908
651,509	Vistry Group Plc(a)	2,907,781
140,892	Watkin Jones Plc(a)	43,290
512,115	Wickes Group Plc	1,391,877
232,779	XPS Pensions Group Plc(b)	959,547
3,868	Young & Co’s Brewery Plc - Class A	40,473
16,973	Zotefoams Plc	90,567
		388,597,834
UNITED STATES — 39.5%
170,736	A10 Networks, Inc.	4,555,236
304,121	Academy Sports & Outdoors, Inc.	16,677,996
149,600	ACADIA Pharmaceuticals, Inc.(a)	3,358,520
127,332	ACI Worldwide, Inc.(a)	5,503,289
209,138	ACM Research, Inc. - Class A(a)	10,810,343
8,348	Acuity, Inc.	2,419,000
480,861	AdaptHealth Corp.(a)	6,304,088
176,473	ADMA Biologics, Inc.(a)	1,808,848
56,078	Advanced Energy Industries, Inc.	21,528,905
2,880	AECOM	242,208
2,645	Aflac, Inc.	300,657
25,704	Agilysys, Inc.(a)	1,646,598
14,340	Alexander’s, Inc. REIT	3,613,106
4,920	Alliant Energy Corp.	361,276
1,450	Allstate Corp. (The)	315,027
150,208	Amalgamated Financial Corp.	6,140,503
124,000	Amentum Holdings, Inc.(a)	3,252,520
26,505	American Airlines Group, Inc.(a)	310,374
374,037	American Assets Trust, Inc. REIT	7,757,527
224,693	American Eagle Outfitters, Inc.	3,914,152
43,100	American States Water Co.	3,244,999
840	Ameriprise Financial, Inc.	398,824
290,693	Ameris Bancorp	24,781,578
120,747	Amphastar Pharmaceuticals, Inc.(a)	2,651,604
57,722	ANI Pharmaceuticals, Inc.(a)	4,586,013
228,461	APA Corp.	9,305,217

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
UNITED STATES (continued)
860,090	API Group Corp.(a)	$39,323,315
80,908	Apogee Enterprises, Inc.	2,945,051
1,465	Appfolio, Inc. - Class A(a)	244,787
473,200	Apple Hospitality REIT, Inc.	6,374,004
57,673	Applied Industrial Technologies, Inc.	17,633,520
10,839	Applied Optoelectronics, Inc.(a)	1,781,498
1,755	AppLovin Corp. - Class A(a)	783,344
64,452	ArcBest Corp.	8,222,142
40,308	Arcosa, Inc.	5,097,753
45,792	Armstrong World Industries, Inc.	7,802,499
2,585	Arrow Electronics, Inc.(a)	485,541
77,679	Arrowhead Pharmaceuticals, Inc.(a)	5,707,853
13,025	Asbury Automotive Group, Inc.(a)	2,653,062
118,393	Associated Banc-Corp	3,333,947
1,470	Assurant, Inc.	347,317
107,400	Atlantic Union Bankshares Corp.	4,043,610
1,535	AvalonBay Communities, Inc. REIT	280,905
1,635	Avery Dennison Corp.	268,026
80,571	Avista Corp.	3,311,468
37,711	Axcelis Technologies, Inc.(a)	5,245,977
339,259	Axogen, Inc.(a)	14,655,989
5,710	Axon Enterprise, Inc.(a)	2,294,050
73,814	Axos Financial, Inc.(a)	7,118,622
29,273	AZZ, Inc.	4,187,210
1,088,100	B&G Foods, Inc.	6,028,074
62,838	Badger Meter, Inc.	7,597,743
7,500	Baker Hughes Co.	522,525
21,017	Balchem Corp.	3,396,768
385,982	Banc of California, Inc.	7,229,443
52,139	Bancorp, Inc. (The)(a)	3,119,476
23,764	Bank First Corp.	3,453,147
5,470	Bank of New York Mellon Corp. (The)	735,004
120,962	BankUnited, Inc.	5,622,314
65,954	Bel Fuse, Inc. - Class B	18,192,751
65,368	Benchmark Electronics, Inc.	5,363,444
479,605	Bentley Systems, Inc. - Class B	15,644,715
4,030	Best Buy Co., Inc.	243,775
85,932	BioMarin Pharmaceutical, Inc.(a)	4,632,594
58,434	Bio-Techne Corp.	3,232,569
320,574	BJ’s Wholesale Club Holdings, Inc.(a)	30,098,693
58,346	BlackLine, Inc.(a)	1,823,312
45,133	Bloom Energy Corp. - Class A(a)	12,788,887
23,478	Boot Barn Holdings, Inc.(a)	4,025,303
2,715	Booz Allen Hamilton Holding Corp.	211,146
238,618	BorgWarner, Inc.	13,594,067
122,864	Box, Inc. - Class A(a)	2,973,309
99,158	Bread Financial Holdings, Inc.	8,406,615
26,288	Bridgebio Pharma, Inc.(a)	1,869,340
882,235	BrightView Holdings, Inc.(a)	10,498,596
67,440	Brinker International, Inc.(a)	10,267,066
179,130	Broadstone Net Lease, Inc. REIT	3,546,774
12,843	Brookfield Renewable Corp.	466,124
43,377	Brunswick Corp.	3,446,303
Shares		Value
UNITED STATES (continued)
120,078	BWX Technologies, Inc.	$25,983,678
44,899	BXP, Inc. REIT	2,624,796
725	CACI International, Inc. - Class A(a)	376,666
296,357	Cactus, Inc. - Class A	16,513,012
84,756	California Resources Corp.	5,785,445
63,886	Calix, Inc.(a)	2,782,874
57,896	Cal-Maine Foods, Inc.	4,473,045
8,190	Campbell’s Co. (The)	170,270
176,515	CareTrust REIT, Inc.	6,963,517
549,632	Cargurus, Inc.(a)	20,039,583
82,061	Carlisle Cos., Inc.	29,152,991
195,055	CarMax, Inc.(a)	7,667,612
101,915	Carter’s, Inc.	3,681,170
71,157	Cathay General Bancorp	3,986,927
31,756	Cavco Industries, Inc.(a)	16,100,292
1,575	CDW Corp.	215,633
101,278	CECO Environmental Corp.(a)	7,508,751
103,653	Central Garden & Pet Co. - Class A(a)	3,478,595
102,149	Century Aluminum Co.(a)	6,071,737
3,330	CH Robinson Worldwide, Inc.	605,427
47,253	Champion Homes, Inc.(a)	3,602,096
20,523	Charles River Laboratories International, Inc.(a)	3,426,725
47,944	Cheesecake Factory, Inc. (The)	3,014,239
53,110	Chefs’ Warehouse, Inc. (The)(a)	4,121,336
2,600	Cheniere Energy, Inc.	714,870
39,268	Churchill Downs, Inc.	3,965,675
25,194	City Holding Co.	3,097,854
174,871	Clean Harbors, Inc.(a)	54,678,664
96,137	Clear Secure, Inc. - Class A	5,132,754
179,389	Clearway Energy, Inc. - Class C	7,240,140
462,034	Coeur Mining, Inc.(a)	8,302,751
9,240	Cognex Corp.	512,912
3,715	Cognizant Technology Solutions Corp. - Class A	196,523
97,655	Collegium Pharmaceutical, Inc.(a)	3,293,903
87,125	Columbia Sportswear Co.	5,307,655
9,362	Comfort Systems USA, Inc.	17,228,420
4,961	Commerce Bancshares, Inc.	258,121
116,034	CONMED Corp.	4,253,806
122,586	Construction Partners, Inc. - Class A(a)	15,158,985
174,402	Cooper Cos., Inc. (The)(a)	10,969,886
75,759	Corcept Therapeutics, Inc.(a)	3,524,309
483,997	Core & Main, Inc. - Class A(a)	24,378,929
127,404	Corebridge Financial, Inc.	3,508,706
164,918	CoreCivic, Inc.(a)	3,374,222
55,917	CorVel Corp.(a)	3,212,991
53,540	Covista, Inc.(a)	6,168,879
66,309	Cracker Barrel Old Country Store, Inc.	2,076,798
91,600	Crane Co.	16,280,068
62,448	Credo Technology Group Holding Ltd.(a)	10,866,576

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,060	Crown Castle, Inc. REIT	$271,667
3,125	Crown Holdings, Inc.	307,219
42,590	CSW Industrials, Inc.	12,402,208
71,843	CTS Corp.	4,102,235
120,030	Cullen/Frost Bankers, Inc.	17,395,948
23,485	Curtiss-Wright Corp.	16,913,897
686,498	CVB Financial Corp.	13,983,964
6,575	Daily Journal Corp.(a)	3,476,597
206,922	Dana, Inc.	7,542,307
748,335	Dauch Corporation(a)	4,272,993
2,235	DaVita, Inc.(a)	346,738
49,092	Deckers Outdoor Corp.(a)	5,017,202
130,561	Devon Energy Corp.	6,706,919
66,893	Digi International, Inc.(a)	3,748,684
1,595	Digital Realty Trust, Inc. REIT	320,499
70,306	DigitalOcean Holdings, Inc.(a)	6,779,608
242,009	Diodes, Inc.(a)	25,931,264
222,019	DNOW, Inc.(a)	2,995,036
2,450	Dollar General Corp.	283,906
2,900	Dollar Tree, Inc.(a)	281,619
665	Domino’s Pizza, Inc.	225,714
96,300	Dorman Products, Inc.(a)	10,834,713
286,154	DoubleVerify Holdings, Inc.(a)	3,153,417
588,969	Douglas Emmett, Inc. REIT	6,366,755
11,740	Dropbox, Inc. - Class A(a)	285,165
525	Duolingo, Inc.(a)	57,802
64,146	D-Wave Quantum, Inc.(a)	1,300,881
429,800	DXC Technology Co.(a)	4,865,336
28,542	Dycom Industries, Inc.(a)	11,819,242
1,395	Eagle Materials, Inc.	293,103
3,440	East West Bancorp, Inc.	435,057
254,200	Easterly Government Properties, Inc. REIT	5,950,822
357,278	Eastern Bankshares, Inc.	7,227,734
123,899	Eastman Chemical Co.	9,055,778
4,800	eBay, Inc.	496,704
22,911	EchoStar Corp. - Class A(a)	2,821,261
734,751	Element Solutions, Inc.	31,293,045
712,061	Empire State Realty Trust, Inc. - Class A REIT	3,966,180
3,085	Encompass Health Corp.	308,500
135,481	Encore Capital Group, Inc.(a)	11,213,762
254,935	Enerpac Tool Group Corp.	8,948,218
113,600	Enphase Energy, Inc.(a)	3,744,256
68,874	Enpro, Inc.	20,080,215
117,634	Ensign Group, Inc. (The)	21,961,091
85,633	Entegris, Inc.	12,106,794
3,430	Entergy Corp.	404,431
34,558	ePlus, Inc.	2,926,717
3,915	Equity Residential REIT	255,963
265,054	Esab Corp.	26,046,857
75,170	ESCO Technologies, Inc.	24,351,321
1,135	Essex Property Trust, Inc. REIT	298,743
Shares		Value
UNITED STATES (continued)
139,921	Etsy, Inc.(a)	$9,002,517
2,730	Euronet Worldwide, Inc.(a)	197,597
128,075	Everforth, Inc.(a)	2,702,382
60,841	Everus Construction Group, Inc.(a)	8,969,789
2,045	Expedia Group, Inc.	507,917
2,805	Expeditors International of Washington, Inc.	414,831
1,980	Extra Space Storage, Inc. REIT	283,793
1,415	F5, Inc.(a)	458,318
8,360	Fastenal Co.	375,615
180,521	Federal Signal Corp.	22,227,551
229,351	First Hawaiian, Inc.	6,256,695
135,721	First Horizon Corp.	3,387,596
137,160	First Interstate BancSystem, Inc. - Class A	4,867,808
131,407	FirstCash Holdings, Inc.	28,675,636
292,461	Flowers Foods, Inc.	2,649,697
210,307	FormFactor, Inc.(a)	28,587,030
63,583	Fortune Brands Innovations, Inc.	2,577,655
6,935	Fox Corp. - Class A	440,303
107,582	Frontdoor, Inc.(a)	7,383,353
267,623	Fulton Financial Corp.	5,777,981
14,202	Gartner, Inc.(a)	2,108,855
284,710	Gates Industrial Corp. Plc(a)	7,291,423
10,870	Gen Digital, Inc.	209,682
2,240	Generac Holdings, Inc.(a)	580,675
5,090	General Mills, Inc.	179,728
129,199	Gentherm, Inc.(a)	3,888,890
1,084,863	Genworth Financial, Inc.(a)	9,535,946
63,675	Gibraltar Industries, Inc.(a)	2,485,235
104,391	Glacier Bancorp, Inc.	5,120,379
374,959	Global Net Lease, Inc. REIT	3,584,608
175,070	Globus Medical, Inc. - Class A(a)	15,787,813
1,690	GoDaddy, Inc. - Class A(a)	146,675
42,310	Granite Construction, Inc.	5,799,432
48,219	Green Brick Partners, Inc.(a)	3,251,889
206,003	Griffon Corp.	18,781,293
7,541	Group 1 Automotive, Inc.	2,691,157
20,874	Guardant Health, Inc.(a)	1,817,708
143,609	Guardian Pharmacy Services, Inc. - Class A(a)	5,327,894
59,259	Guidewire Software, Inc.(a)	8,200,853
34,543	Hamilton Lane, Inc. - Class A	3,177,611
226,641	Hancock Whitney Corp.	15,300,534
17,307	Hanover Insurance Group, Inc. (The)	3,248,351
261,100	Harley-Davidson, Inc.	6,237,679
1,710	Hartford Insurance Group, Inc. (The)	233,945
5,010	Hasbro, Inc.	480,158
22,242	Hawkins, Inc.	3,724,423
129,471	HB Fuller Co.	7,835,585
11,235	HCI Group, Inc.	1,725,359
200,804	Healthcare Realty Trust, Inc. REIT	3,755,035
168,232	Healthcare Services Group, Inc.(a)	3,601,847

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
UNITED STATES (continued)
180,670	HealthEquity, Inc.(a)	$14,820,360
591,875	Hecla Mining Co.	10,665,587
1,810	Hershey Co. (The)	336,189
82,960	Hexcel Corp.	7,787,455
130,668	HF Sinclair Corp.	8,782,196
219,615	Highwoods Properties, Inc. REIT	5,338,841
165,032	Hilltop Holdings, Inc.	6,216,755
1,125	Hilton Worldwide Holdings, Inc.	364,579
14,000	Hingham Institution For Savings The	3,978,800
76,060	HNI Corp.	2,779,232
69,787	Horace Mann Educators Corp.	3,171,121
74,810	Hub Group, Inc. - Class A	3,278,922
725	Hubbell, Inc.	368,423
17,361	Hut 8 Corp.(a)	1,315,617
37,247	ICF International, Inc.	2,669,120
57,088	IDEXX Laboratories, Inc.(a)	32,014,950
21,909	Impinj, Inc.(a)	3,175,052
4,375	Incyte Corp.(a)	416,806
113,400	Indivior Pharmaceuticals, Inc.(a)	4,170,852
174,736	Ingevity Corp.(a)	13,313,136
110,969	Innovative Industrial Properties, Inc. REIT	6,020,068
208,734	Innovex International, Inc.(a)	5,796,543
63,102	Insight Enterprises, Inc.(a)	4,600,136
70,554	Installed Building Products, Inc.	20,358,357
1,554	Insulet Corp.(a)	267,506
9,040	Interactive Brokers Group, Inc. - Class A	718,680
84,871	InterDigital, Inc.	25,169,344
102,512	International Seaways, Inc.	8,503,370
128,340	Invitation Homes, Inc. REIT	3,692,342
59,435	IonQ, Inc.(a)	2,681,707
217,100	Iridium Communications, Inc.	8,482,097
2,530	Iron Mountain, Inc. REIT	318,755
45,004	Itron, Inc.(a)	3,771,335
102,085	J & J Snack Foods Corp.	9,010,022
2,600	Jabil, Inc.	877,474
96,359	Jackson Financial, Inc. - Class A	11,155,481
625	JB Hunt Transport Services, Inc.	157,206
561,993	JBG SMITH Properties REIT	8,429,895
113,500	JBT Marel Corp.	13,404,350
2,865	JM Smucker Co. (The)	280,856
100,361	John Wiley & Sons, Inc. - Class A	4,107,776
1,355	Jones Lang LaSalle, Inc.(a)	431,066
38,200	Kadant, Inc.	11,197,566
29,809	Kaiser Aluminum Corp.	5,080,348
175,200	Kemper Corp.	5,902,488
111,368	Kennametal, Inc.	4,311,055
143,853	Keros Therapeutics, Inc.(a)	1,599,645
178,869	Keysight Technologies, Inc.(a)	62,588,052
104,001	Kforce, Inc.	4,701,885
194,300	Kilroy Realty Corp. REIT	6,462,418
22,940	Kinder Morgan, Inc.	754,038
Shares		Value
UNITED STATES (continued)
6,772	Kinsale Capital Group, Inc.	$2,191,487
158,321	Knowles Corp.(a)	4,938,032
208,001	Kohl’s Corp.	2,947,374
50,093	Kontoor Brands, Inc.	3,674,822
45,836	Korn Ferry	3,045,344
69,159	Kratos Defense & Security Solutions, Inc.(a)	4,360,475
20,067	Krystal Biotech, Inc.(a)	5,262,771
135,902	Labcorp Holdings, Inc.	34,899,634
6,010	Lattice Semiconductor Corp.(a)	734,903
2,235	Leidos Holdings, Inc.	333,507
83,893	LeMaitre Vascular, Inc.	9,207,257
323,709	Leonardo DRS, Inc.	13,152,297
142,267	Levi Strauss & Co. - Class A	3,169,709
369,590	Liberty Latin America Ltd. - Class C(a)	3,071,293
63,946	Ligand Pharmaceuticals, Inc.(a)	14,672,410
95,560	Limbach Holdings, Inc.(a)	9,534,021
1,445	Lincoln Electric Holdings, Inc.	382,925
255,234	Lincoln National Corp.	9,650,398
12,038	Littelfuse, Inc.	4,865,398
165,472	Live Nation Entertainment, Inc.(a)	26,134,648
105,059	LiveRamp Holdings, Inc.(a)	3,070,875
122,000	LKQ Corp.	3,852,760
3,555	Loews Corp.	400,329
597,802	Lumen Technologies, Inc.(a)	5,284,570
87,002	LXP Industrial Trust REIT	4,430,142
1,700	M&T Bank Corp.	371,671
24,037	M/I Homes, Inc.(a)	3,160,625
100,375	MACOM Technology Solutions Holdings, Inc.(a)	28,266,604
58,470	Madison Square Garden Entertainment Corp.(a)	3,912,812
15,182	Madison Square Garden Sports Corp. (a)	5,199,228
816,780	Magnolia Oil & Gas Corp. - Class A	24,699,427
142,509	Manhattan Associates, Inc.(a)	19,650,566
4,930	Masco Corp.	354,073
46,479	MasTec, Inc.(a)	18,315,050
198,958	Matador Resources Co.	12,621,895
9,440	Match Group, Inc.	353,245
28,470	Materion Corp.	5,233,071
30,334	Matson, Inc.	5,291,160
4,340	McCormick & Co, Inc.	220,646
283,462	MDU Resources Group, Inc.	6,386,399
53,960	Medpace Holdings, Inc.(a)	22,590,894
237,967	Mercury Systems, Inc.(a)	18,777,976
111,932	Merit Medical Systems, Inc.(a)	7,631,524
55,026	Meritage Homes Corp.	3,705,451
3,805	MetLife, Inc.	304,780
245	Mettler-Toledo International, Inc.(a)	312,769
196,556	Mirion Technologies, Inc.(a)	3,881,981
55,817	MKS, Inc.	15,838,074

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
UNITED STATES (continued)
75,859	Modine Manufacturing Co.(a)	$19,315,977
35,200	Mohawk Industries, Inc.(a)	3,715,712
38,300	Molina Healthcare, Inc.(a)	7,453,946
178,319	Monro, Inc.	3,131,282
22,511	Moog, Inc. - Class A	6,782,789
43,025	MSA Safety, Inc.	7,158,930
139,291	Mueller Industries, Inc.	18,864,180
389,013	Mueller Water Products, Inc. - Class A	10,849,573
331,595	Murphy Oil Corp.	13,847,407
42,250	Murphy USA, Inc.	24,843,000
17,849	MYR Group, Inc.(a)	7,225,454
160,209	Napco Security Technologies, Inc.	7,489,771
447,664	Nasdaq, Inc.	41,144,798
143,586	National Bank Holdings Corp. - Class A	6,131,122
38,283	National Fuel Gas Co.	3,230,320
23,298	National HealthCare Corp.	4,037,310
107,428	National Vision Holdings, Inc.(a)	2,494,478
862,204	Neogen Corp.(a)	8,104,718
2,715	NetApp, Inc.	300,741
113,283	NetScout Systems, Inc.(a)	3,817,637
397,247	NETSTREIT Corp.	8,171,371
2,310	Neurocrine Biosciences, Inc.(a)	304,158
10,110	News Corp. - Class A	266,095
59,716	Nextpower, Inc. - Class A(a)	7,113,967
24,278	Nicolet Bankshares, Inc.	3,556,241
8,660	NiSource, Inc.	418,105
144,110	Noble Corp. Plc	7,353,933
3,680	Northern Trust Corp.	612,131
67,227	Northwest Natural Holding Co.	3,563,031
96,921	Novanta, Inc.(a)	12,554,177
114,177	NRG Energy, Inc.	17,763,658
39	NVR, Inc.(a)	246,319
297,880	OceanFirst Financial Corp.	5,680,572
2,915	Okta, Inc.(a)	214,690
1,765	Old Dominion Freight Line, Inc.	374,939
667,179	Old National Bancorp	15,992,281
3,975	Omnicom Group, Inc.	304,962
63,727	ON Semiconductor Corp.(a)	6,424,319
80,365	Onto Innovation, Inc.(a)	23,712,497
114,455	Openlane, Inc.(a)	3,598,465
11,898	OSI Systems, Inc.(a)	3,413,774
625	Owens Corning	77,087
29,800	Palomar Holdings, Inc.(a)	3,587,324
75,614	Papa John’s International, Inc.	2,736,471
149,973	Par Pacific Holdings, Inc.(a)	9,848,727
19,472	Park National Corp.	3,352,884
85,368	Patrick Industries, Inc.	7,939,224
2,185	Paychex, Inc.	202,397
1,690	Paycom Software, Inc.	214,224
1,765	Paylocity Holding Corp.(a)	186,190
145,955	Pediatrix Medical Group, Inc.(a)	3,285,447
141,941	Penguin Solutions, Inc.(a)	4,316,426
Shares		Value
UNITED STATES (continued)
458,269	Perimeter Solutions, Inc.(a)	$13,885,551
80,908	Phibro Animal Health Corp. - Class A	4,302,687
187,991	Phillips Edison & Co., Inc. REIT	7,550,658
81,734	Phinia, Inc.	5,897,108
120,559	Photronics, Inc.(a)	5,965,259
32,003	Pinnacle Financial Partners, Inc.	3,166,377
3,250	Pinnacle West Capital Corp.	337,090
309,716	Pitney Bowes, Inc.	4,788,209
81,845	Planet Fitness, Inc. - Class A(a)	5,456,606
44,801	Planet Labs PBC(a)	1,656,293
23,498	Plexus Corp.(a)	5,888,129
69,626	Polaris, Inc.	4,614,115
960	Pool Corp.	204,787
33,600	Powell Industries, Inc.	9,316,272
99,974	Power Integrations, Inc.	7,269,110
185,666	Prestige Consumer Healthcare, Inc.(a)	10,456,709
12,250	Primerica, Inc.	3,445,557
32,200	Primoris Services Corp.	5,833,030
4,325	Principal Financial Group, Inc.	436,436
93,349	Progress Software Corp.(a)	2,599,770
49,762	Protagonist Therapeutics, Inc.(a)	4,924,945
2,965	Prudential Financial, Inc.	290,896
84,600	PTC Therapeutics, Inc.(a)	5,504,076
825	Public Storage REIT	249,521
121,675	Q2 Holdings, Inc.(a)	6,175,006
36,364	QCR Holdings, Inc.	3,288,033
855	Quanta Services, Inc.	622,243
1,815	Quest Diagnostics, Inc.	352,473
211,989	QuinStreet, Inc.(a)	2,704,980
123,277	Radian Group, Inc.	4,417,015
266,403	RadNet, Inc.(a)	15,065,090
76,335	Ralliant Corp.	3,468,662
1,025	Ralph Lauren Corp.	367,606
213,653	Rambus, Inc.(a)	24,593,597
36,077	RBC Bearings, Inc.(a)	21,613,370
81,494	Red Rock Resorts, Inc. - Class A	4,397,416
110,736	Reddit, Inc. - Class A(a)	16,303,661
958,700	Redwood Trust, Inc. REIT	5,330,372
20,807	Regal Rexnord Corp.	4,474,129
1,605	Reinsurance Group of America, Inc.	339,393
980	Reliance, Inc.	355,250
1,220	ResMed, Inc.	260,848
34,454	Revvity, Inc.	2,984,405
95,034	REX American Resources Corp.(a)	4,609,149
62,348	Riot Platforms, Inc.(a)	1,074,879
371,745	Robert Half, Inc.	9,892,134
357,347	Rollins, Inc.	19,914,948
2,025	Royal Gold, Inc.	472,594
56,404	Rush Enterprises, Inc. - Class A	4,175,588
438,828	Ryan Specialty Holdings, Inc.	15,258,050
49,584	Ryman Hospitality Properties, Inc. REIT	5,210,783
75,836	S&T Bancorp, Inc.	3,346,643

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
UNITED STATES (continued)
104,041	Saia, Inc.(a)	$46,695,682
199,688	Sally Beauty Holdings, Inc.(a)	2,831,576
60,084	Sanmina Corp.(a)	13,087,497
1,220	SBA Communications Corp. REIT	269,864
119,581	Schneider National, Inc. - Class B	3,717,773
112,338	Scholastic Corp.	4,533,962
707	Seaboard Corp.	4,019,952
86,140	Semtech Corp.(a)	9,049,007
90,033	Sensata Technologies Holding Plc	3,748,974
123,860	Sensient Technologies Corp.	14,075,450
67,754	Signet Jewelers Ltd.	6,032,139
1,665	Simon Property Group, Inc. REIT	339,177
71,268	Simpson Manufacturing Co., Inc.	13,592,946
9,575	SiTime Corp.(a)	5,382,586
32,302	SkyWest, Inc.(a)	2,652,640
5,395	Skyworks Solutions, Inc.	378,567
260,639	SLM Corp.	6,015,548
180,000	SM Energy Co.	5,585,400
67,926	Solaris Energy Infrastructure, Inc.	5,015,656
161,647	Sonos, Inc.(a)	2,397,225
77,235	SOUTHSTATE BANK Corp.	7,543,542
38,714	Southwest Gas Holdings, Inc.	3,641,052
37,692	Spire, Inc.	3,436,757
119,490	SPS Commerce, Inc.(a)	6,705,779
46,754	SPX Technologies, Inc.(a)	10,234,918
52,175	St Joe Co. (The)	3,368,940
411,209	STAG Industrial, Inc. REIT	15,864,443
1,143,731	StandardAero, Inc.(a)	28,433,153
4,255	Stanley Black & Decker, Inc.	332,571
3,340	State Street Corp.	510,486
143,360	Stepan Co.	7,172,301
56,700	StepStone Group, Inc. - Class A	2,999,430
192,908	STERIS Plc	41,837,887
8,016	Sterling Infrastructure, Inc.(a)	4,133,210
189,960	StoneX Group, Inc.(a)	20,141,459
39,580	Strategic Education, Inc.	3,103,072
108,062	Stride, Inc.(a)	10,499,304
4,250	Tapestry, Inc.	616,420
46,440	Teleflex, Inc.	5,754,380
87,497	Telephone and Data Systems, Inc.	3,942,615
117,856	Teradata Corp.(a)	3,105,506
363,987	Terreno Realty Corp. REIT	23,731,952
99,735	Tetra Tech, Inc.	3,223,435
184,401	Texas Capital Bancshares, Inc.(a)	18,569,181
215,268	Texas Roadhouse, Inc.	34,655,995
131,112	TG Therapeutics, Inc.(a)	4,428,963
87,411	Tidewater, Inc.(a)	7,808,425
2,395	TKO Group Holdings, Inc.	445,686
1,075	Toll Brothers, Inc.	152,800
6,340	Tractor Supply Co.	222,534
303,635	Tradeweb Markets, Inc. - Class A	34,386,664
45,525	TransMedics Group, Inc.(a)	4,588,465
91,686	TriMas Corp.	3,394,216
Shares		Value
UNITED STATES (continued)
4,955	Trimble, Inc.(a)	$333,571
203,895	TripAdvisor, Inc.(a)	2,269,351
78,908	Trustmark Corp.	3,501,148
107,343	TTM Technologies, Inc.(a)	16,983,809
2,300	Twilio, Inc. - Class A(a)	340,538
700	Ubiquiti, Inc.	708,407
95,329	UDR, Inc. REIT	3,464,256
14,744	UFP Technologies, Inc.(a)	2,825,393
422,831	UL Solutions, Inc. - Class A	38,261,977
131,582	UMB Financial Corp.	16,601,701
3,943	United Airlines Holdings, Inc.(a)	354,870
102,975	United Community Banks, Inc.	3,432,157
990	United Therapeutics Corp.(a)	565,636
478,696	Uniti Group, Inc.(a)	5,662,974
1,530	Universal Health Services, Inc. - Class B	257,453
40,280	Urban Outfitters, Inc.(a)	2,833,295
534,812	US Foods Holding Corp.(a)	49,999,574
84,621	Valaris Ltd.(a)	8,629,650
270,258	Valley National Bancorp	3,667,401
1,530	VeriSign, Inc.	411,050
1,065	Verisk Analytics, Inc.	196,482
101,337	Viasat, Inc.(a)	6,679,122
309,774	Viatris, Inc.	4,628,024
267,674	Viavi Solutions, Inc.(a)	14,026,118
31,190	Vicor Corp.(a)	8,398,531
94,063	Victoria’s Secret & Co.(a)	4,875,285
87,490	Virtu Financial, Inc. - Class A	4,344,753
42,700	Virtus Investment Partners, Inc.	6,214,985
211,290	Vontier Corp.	7,581,085
115,430	Voya Financial, Inc.	9,460,643
4,885	W R Berkley Corp.	326,465
190,209	WaFd, Inc.	6,733,399
42,538	Warrior Met Coal, Inc.	3,822,039
815	Waters Corp.(a)	252,022
24,322	WD-40 Co.	5,106,647
379,554	Wendy’s Co. (The)	2,641,696
121,900	Werner Enterprises, Inc.	4,494,453
760,129	Western Union Co. (The)	6,909,573
22,692	WEX, Inc.(a)	3,411,288
3,010	Whirlpool Corp.	168,741
10,185	Williams Cos, Inc. (The)	777,217
358,064	WillScot Holdings Corp.	8,106,569
29,322	Wingstop, Inc.	4,810,567
16,734	Winmark Corp.	6,367,120
100,979	Wolverine World Wide, Inc.	1,718,663
55,415	Worthington Enterprises, Inc.	3,007,372
70,400	WSFS Financial Corp.	5,066,688
280	WW Grainger, Inc.	325,178
103,549	Yelp, Inc.(a)	2,857,952
2,910	Yum! Brands, Inc.	464,581
1,015	Zebra Technologies Corp. - Class A(a)	229,654
168,615	Ziff Davis, Inc.(a)	7,715,822

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
UNITED STATES (continued)
188,731	Zurn Elkay Water Solutions Corp.	$9,806,463
		3,698,653,867
Total Common Stocks (Cost $6,762,131,990)		8,702,224,139

RIGHTS/WARRANTS — 0.0%
MALAYSIA — 0.0%
1,083,690	Top Glove Corp. Bhd, Warrants, Expire 12/31/30(a)	39,566

UNITED STATES — 0.0%
146,063	Aduro Biotech CVR, Rights, Expire 12/31/49(a)(d)(e)	0

Total Rights/Warrants (Cost $0)		39,566

EXCHANGE-TRADED FUNDS(f) — 5.3%
33,512	iShares Russell 2000 ETF	9,315,331
844,571	State Street SPDR S&P Biotech ETF	110,917,509
120,764	State Street SPDR S&P Oil & Gas Exploration & Production ETF	21,521,353
432,008	State Street SPDR S&P Regional Banking ETF	30,175,759
361,351	State Street Utilities Select Sector SPDR ETF	16,929,294
2,673,565	VanEck Junior Gold Miners ETF	311,042,552

Total Exchange-Traded Funds (Cost $230,513,093)		499,901,798

INVESTMENT COMPANY — 0.4%
41,901,962	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 3.56%(g)	41,901,962

Total Investment Company (Cost $41,901,962)		41,901,962

Principal Amount
CASH SWEEP — 1.0%
$90,209,909	Citibank - U.S. Dollars on Deposit in Custody Account, 0.35%(g)	90,209,909

Total Cash Sweep (Cost $90,209,909)		90,209,909

TOTAL INVESTMENTS — 99.6% (Cost $7,124,756,954)		$9,334,277,374

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		39,641,298
NET ASSETS — 100.0%		$9,373,918,672

(a)	Non-income producing security.
(b)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $566,076 which is 0.01% of net assets and the cost is $56,698,374.
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	A copy of the underlying funds’ financial statements is available upon request.
(g)	The rate shown represents the current yield as of April 30, 2026.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

FOR — Foreign Ownership Restrictions

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

34

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments	April 30, 2026
(Unaudited)

Shares		Value
COMMON STOCKS — 95.8%
Banks — 7.7%
30,192	ABN AMRO Bank NV(a)	$1,051,190
72,081	AIB Group Plc	830,846
12,766	Ameris Bancorp	1,088,301
51,451	Banco Bilbao Vizcaya Argentaria SA	1,136,162
553,483	Banco Bradesco SA - Preference Shares	2,169,535
7,585,661	Banco de Chile	1,422,022
227,051	Banco de Sabadell SA	880,277
217,773	Banco Santander SA	2,657,338
5,755,484	Bank Central Asia Tbk PT	1,951,341
153,579	Bank of America Corp.	8,210,333
171,691	Barclays Plc	1,009,186
16,024	BNP Paribas SA	1,682,865
75,691	CaixaBank SA	963,422
25,231	Canadian Imperial Bank of Commerce	2,815,374
4,154	Capitec Bank Holdings Ltd.	1,078,377
34,958	Citigroup, Inc.	4,473,925
28,563	Commerzbank AG	1,180,620
43,144	CVB Financial Corp.	878,843
32,055	DNB Bank ASA	970,733
9,323	Erste Group Bank AG	1,030,155
15,703	Glacier Bancorp, Inc.	770,232
14,253	Hancock Whitney Corp.	962,220
429,002	HDFC Bank Ltd.	3,508,839
293,754	HSBC Holdings Plc	5,405,023
132,754	ING Groep NV	3,842,086
177,257	Intesa Sanpaolo SpA	1,204,325
38,288	Iyogin Holdings, Inc.	737,863
53,387	JP Morgan Chase & Co.	16,722,410
1,354,348	Lloyds Banking Group Plc	1,840,970
236,331	Mitsubishi UFJ Financial Group, Inc.	4,245,176
112,930	NatWest Group Plc	900,716
41,788	Old National Bancorp	1,001,658
100,910	Oversea-Chinese Banking Corp. Ltd.	1,740,961
53,047	Skandinaviska Enskilda Banken AB - Class A	1,049,916
15,839	Societe Generale SA	1,275,040
40,053	Standard Chartered Plc	1,019,943
20,847	Sumitomo Mitsui Trust Group, Inc.	696,985
28,069	Swedbank AB - Class A	992,217
8,495	Texas Capital Bancshares, Inc.(b)	855,446
13,536	Toronto-Dominion Bank (The)	1,458,183
32,926	Truist Financial Corp.	1,695,689
8,265	UMB Financial Corp.	1,042,795
		90,449,538
Communication Services — 9.2%
11,200	Alphabet, Inc. - Class A	4,309,760
131,408	Alphabet, Inc. - Class C	50,189,972
40,596	BCE, Inc.	964,728
29,281	Cargurus, Inc.(b)	1,067,585
9,110	CTS Eventim AG & Co. KGaA	601,294
36,023	Deutsche Telekom AG	1,163,566
Shares		Value
Communication Services (continued)
3,483	EchoStar Corp. - Class A(b)	$428,897
395,836	ITV Plc	430,725
51,533	KDDI Corp.	843,314
25,495	Live Nation Entertainment, Inc.(b)	4,026,680
28,521	Meta Platforms, Inc. - Class A	17,452,285
83,640	NetEase, Inc.	1,957,944
56,276	Netflix, Inc.(b)	5,267,996
1,112,670	NTT, Inc.	1,083,809
56,092	Orange SA	1,167,967
25,634	Quebecor, Inc. - Class B	1,079,068
7,472	Reddit, Inc. - Class A(b)	1,100,103
28,699	Rogers Communications, Inc. - Class B	1,044,772
8,710	Spotify Technology SA(b)	3,889,451
1,104	Swisscom AG	933,794
17,368	Take-Two Interactive Software, Inc.(b)	3,712,584
420,954	Telstra Group Ltd.	1,616,684
67,668	Verizon Communications, Inc.	3,250,094
		107,583,072
Consumer Discretionary — 8.3%
13,432	Academy Sports & Outdoors, Inc.	736,611
66,230	Aisin Corp.	1,050,237
109,534	Alibaba Group Holding Ltd.	1,805,231
132,084	Amazon.com, Inc.(b)	35,010,185
4,812	Aumovio SE(b)	208,689
15,688	Avolta AG	866,975
38,060	Bridgestone Corp.	790,927
3,423	Carvana Co.(b)	1,354,823
1,512	Cavco Industries, Inc.(b)	766,584
3,920,961	China Meidong Auto Holdings Ltd.(c)	475,441
9,624	Continental AG	728,182
25,525	Dollarama, Inc.	3,262,149
22,581	DoorDash, Inc. - Class A(b)	3,808,286
7,523	Flutter Entertainment Plc(b)	811,957
134,499	Gestamp Automocion SA(a)(d)	509,747
9,895	Hilton Worldwide Holdings, Inc.	3,206,673
6,646	Home Depot, Inc. (The)	2,185,205
14,209	HUGO BOSS AG	602,557
32,710	Inchcape Plc	369,042
23,338	Industria de Diseno Textil SA	1,396,795
3,103	Installed Building Products, Inc.	895,371
385,698	JD Sports Fashion Plc	354,073
199,371	Kingfisher Plc	783,988
12,130	Lowe’s Cos., Inc.	2,896,523
16,715	Magna International, Inc.	1,063,799
53,239	Mahindra & Mahindra Ltd.	1,746,093
23,674	MakeMyTrip Ltd.(b)	1,117,650
74,004	Mazda Motor Corp.	476,358
18,169	McDonald’s Corp.	5,334,237
160,716	Meituan - B Shares(a)(b)(d)	1,729,174
1,899	MercadoLibre, Inc.(b)	3,404,204
4,767	Modine Manufacturing Co.(b)	1,213,821

35

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Consumer Discretionary (continued)
30,797	Moncler SpA	$1,859,266
2,630	Murphy USA, Inc.	1,546,440
32,278	On Holding AG - Class A(b)	1,149,420
43,161	OneSpaWorld Holdings Ltd.	1,064,350
5,365	Patrick Industries, Inc.	498,945
13,886	Royal Caribbean Cruises Ltd.	3,662,571
14,912	Subaru Corp.	222,117
14,134	Texas Roadhouse, Inc.	2,275,433
29,510	Tokai Rika Co. Ltd.	544,359
9,737	Tokyotokeiba Co. Ltd.	345,039
32,548	Trip.com Group Ltd.(b)	1,757,559
49,967	Vistry Group Plc(b)	223,010
22,108	Wesfarmers Ltd.	1,174,429
1,837	Wingstop, Inc.	301,378
		97,585,903
Consumer Staples — 5.5%
17,030	Alimentation Couche-Tard, Inc.	1,007,495
207,546	AVI Ltd.	1,239,205
90,131	Bid Corp. Ltd.	2,213,825
22,282	BJ’s Wholesale Club Holdings, Inc.(b)	2,092,057
18,235	Coca-Cola Co. (The)	1,436,189
32,661	Coca-Cola Europacific Partners Plc	3,088,751
8,361	Costco Wholesale Corp.	8,482,485
16,168	Dollar General Corp.	1,873,548
309,603	Fomento Economico Mexicano SAB de CV - Units	3,656,890
585,398	Foshan Haitian Flavouring & Food Co. Ltd. - H Shares	2,621,178
7,255	Henkel AG & Co. KGaA - Preference Shares	527,932
2,471	Hershey Co. (The)	458,964
61,730	Japan Tobacco, Inc.	2,299,735
101,090	Jeronimo Martins SGPS SA	2,427,428
125,124	Kenvue, Inc.	2,193,424
43,161	Koninklijke Ahold Delhaize NV	2,024,613
70,574	Leroy Seafood Group ASA	346,154
25,085	Loblaw Cos. Ltd.	1,156,420
34,038	Mowi ASA	755,210
6,751	PepsiCo, Inc.	1,069,966
10,695	Philip Morris International, Inc.	1,765,424
8,371	Procter & Gamble Co. (The)	1,231,290
467,391	Raia Drogasil SA	2,063,325
334,148	Sonae SGPS SA	765,100
168,878	Tesco Plc	1,106,328
187,452	Unicharm Corp.	1,095,055
51,780	Unilever Plc	3,019,558
2,169,001	Uni-President China Holdings Ltd.	1,996,451
37,173	US Foods Holding Corp.(b)	3,475,304
49,239	Walmart, Inc.	6,496,101
		63,985,405
Energy — 3.2%
28,613	Aker BP ASA	1,118,549
Shares		Value
Energy (continued)
42,105	Baker Hughes Co.	$2,933,455
16,318	Cactus, Inc. - Class A	909,239
43,626	Chevron Corp.	8,433,342
27,934	ConocoPhillips	3,513,539
40,698	Eni SpA	1,150,794
29,007	Exxon Mobil Corp.	4,476,650
44,401	Inpex Corp.	1,157,542
98,307	Kinder Morgan, Inc.	3,231,351
27,775	Magnolia Oil & Gas Corp. - Class A	839,916
12,461	Matador Resources Co.	790,526
20,769	Murphy Oil Corp.	867,313
12,875	OMV AG	908,848
54,131	Repsol SA	1,454,022
20,815	Shell Plc	946,392
10,199	Solaris Energy Infrastructure, Inc.	753,094
39,107	Tenaris SA	1,248,349
82,391	Transocean Ltd.(b)	561,907
24,259	Williams Cos, Inc. (The)	1,851,204
		37,146,032
Financial Services — 6.1%
24,505	3i Group Plc	852,229
1,034	Adyen NV(a)(b)(d)	1,166,824
8,834	American Express Co.	2,853,824
13,087	Ares Management Corp. - Class A	1,536,414
397,331	B3 SA - Brasil Bolsa Balcao	1,449,932
14,159	Banca IFIS SpA	385,742
43,207	Banca Mediolanum SpA	947,028
7,792	Berkshire Hathaway, Inc. - Class B(b)	3,690,291
65,481	Brookfield Corp.	2,954,503
29,946	Capital One Financial Corp.	5,728,670
13,683	CME Group, Inc.	3,938,241
65,607	Daiwa Securities Group, Inc.	617,550
14,893	Essent Group Ltd.	901,324
8,268	FirstCash Holdings, Inc.	1,804,243
4,370	Hamilton Lane, Inc. - Class A	401,996
46,062	Interactive Brokers Group, Inc. - Class A	3,661,929
30,232	Intercontinental Exchange, Inc.	4,779,377
109,929	Investor AB - Class B	4,461,532
18,789	London Stock Exchange Group Plc	2,438,001
14,095	Morgan Stanley	2,686,366
4,506	MSCI, Inc.	2,664,893
30,207	Nasdaq, Inc.	2,776,325
32,736	ORIX Corp.	1,101,779
54,845	OSB Group Plc	394,267
1,090	Partners Group Holding AG	1,185,052
58,345	Singapore Exchange Ltd.	997,626
21,105	Tradeweb Markets, Inc. - Class A	2,390,141
86,071	UBS Group AG	3,808,797
28,310	Visa, Inc. - Class A	9,337,770
		71,912,666

36

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Health Care — 8.0%
13,050	Abbott Laboratories	$1,184,810
38,321	AbbVie, Inc.	8,097,994
15,015	Agilent Technologies, Inc.	1,734,983
2,332	Argenx SE - ADR(b)	1,822,971
109,071	Astellas Pharma, Inc.	1,545,726
19,694	AstraZeneca Plc	3,736,392
23,800	Axogen, Inc.(b)	1,028,160
3,946	Bridgebio Pharma, Inc.(b)	280,600
11,803	Cardinal Health, Inc.	2,276,563
13,659	Cencora, Inc.	4,207,109
12,122	Cooper Cos., Inc. (The)(b)	762,474
174,963	Dr Reddy’s Laboratories Ltd.	2,443,512
10,804	Eli Lilly & Co.	10,097,418
6,273	Ensign Group, Inc. (The)	1,171,106
17,611	Fresenius SE & Co. KGaA	852,894
11,592	Galderma Group AG	2,431,926
82,262	GSK Plc	2,156,702
3,133	Guardant Health, Inc.(b)	272,822
21,562	Guardian Pharmacy Services, Inc. - Class A(b)	799,950
11,360	HealthEquity, Inc.(b)	931,861
3,968	IDEXX Laboratories, Inc.(b)	2,225,254
11,758	Intuitive Surgical, Inc.(b)	5,380,578
4,227	Johnson & Johnson	971,576
8,371	Labcorp Holdings, Inc.	2,149,673
6,996	LeMaitre Vascular, Inc.	767,811
2,902	Ligand Pharmaceuticals, Inc.(b)	665,864
1,997	McKesson Corp.	1,627,954
46,345	Medline, Inc. - Class A(b)	2,060,962
3,685	Medpace Holdings, Inc.(b)	1,542,762
31,454	Medtronic Plc	2,546,830
12,998	Merck & Co., Inc.	1,419,122
7,254	Merck KGaA	939,300
7,036	Merit Medical Systems, Inc.(b)	479,715
64,838	Neogen Corp.(b)	609,477
32,812	Novartis AG	4,849,275
72,163	Pfizer, Inc.	1,926,752
5,249	Pro Medicus Ltd.	515,177
15,588	RadNet, Inc.(b)	881,501
5,419	Roche Holding AG	2,208,243
39,765	Santen Pharmaceutical Co. Ltd.	409,797
31,827	Ship Healthcare Holdings, Inc.	473,635
13,409	STERIS Plc	2,908,144
12,907	Straumann Holding AG	1,400,781
12,128	Suzuken Co. Ltd.	429,285
79,029	Teva Pharmaceutical Industries Ltd. - ADR(b)	2,771,547
3,940	Thermo Fisher Scientific, Inc.	1,887,102
4,717	UnitedHealth Group, Inc.	1,747,554
		93,631,644
Industrials — 14.2%
26,467	ABB Ltd.	2,676,866
Shares		Value
Industrials (continued)
7,204	AMETEK, Inc.	$1,696,542
11,253	ANDRITZ AG	956,175
59,782	API Group Corp.(b)	2,733,233
3,261	Applied Industrial Technologies, Inc.	997,051
61,184	Atlas Copco AB - Class A	1,175,812
4,938	Axon Enterprise, Inc.(b)	1,983,891
70,704	Balfour Beatty Plc	785,650
14,531	Bloom Energy Corp. - Class A(b)	4,117,504
24,347	Boeing Co. (The)(b)	5,576,193
62,092	Brambles Ltd.	1,016,381
8,587	Brenntag SE	625,348
55,511	BrightView Holdings, Inc.(b)	660,581
10,338	Builders FirstSource, Inc.(b)	817,632
8,132	BWX Technologies, Inc.	1,759,684
19,554	Canadian National Railway Co.	2,196,307
40,932	Canadian Pacific Kansas City Ltd.	3,559,986
9,294	Carlisle Cos., Inc.	3,301,786
8,160	Caterpillar, Inc.	7,263,298
6,361	CECO Environmental Corp.(b)	471,605
40,287	Central Japan Railway Co.	966,504
12,057	Clean Harbors, Inc.(b)	3,769,983
464	Comfort Systems USA, Inc.	853,876
13,849	COMSYS Holdings Corp.	498,724
7,701	Construction Partners, Inc. - Class A(b)	952,306
33,641	Core & Main, Inc. - Class A(b)	1,694,497
4,445	Crane Co.	790,010
1,265	Curtiss-Wright Corp.	911,053
1,620	Deere & Co.	955,589
53,426	Deutsche Post AG	3,163,581
722	Dycom Industries, Inc.(b)	298,980
82,882	easyJet Plc	396,702
6,036	Eaton Corp. Plc	2,613,648
5,777	Eiffage SA	931,417
3,066	Enpro, Inc.	893,892
39,406	Epiroc AB - Class A	1,137,628
17,890	Esab Corp.	1,758,050
5,680	Federal Signal Corp.	699,378
14,192	Finning International, Inc.	1,039,364
2,361	GE Vernova, Inc.	2,558,049
1,577	Geberit AG	1,065,675
10,277	Griffon Corp.	936,954
4,575	Hexcel Corp.	429,455
23,716	Hitachi Construction Machinery Co. Ltd.	830,138
27,126	Howmet Aerospace, Inc.	6,592,703
194,525	International Consolidated Airlines Group SA	981,323
17,461	ISS A/S	640,550
6,360	ITT, Inc.	1,363,202
39,674	Japan Airlines Co. Ltd.	623,908
11,910	Jardine Matheson Holdings Ltd.	811,932
12,197	JB Hunt Transport Services, Inc.	3,067,911

37

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Industrials (continued)
26,968	JGC Holdings Corp.	$409,763
19,240	Keller Group Plc	584,841
141,842	Komatsu Ltd.	6,073,391
9,096	Kone Oyj - Class B	579,009
4,349	Kratos Defense & Security Solutions, Inc.(b)	274,204
8,078	L3Harris Technologies, Inc.	2,589,403
21,849	Leonardo DRS, Inc.	887,725
6,981	Limbach Holdings, Inc.(b)	696,494
19,211	Makita Corp.	713,362
3,052	MasTec, Inc.(b)	1,202,641
11,806	Mercury Systems, Inc.(b)	931,611
23,278	MINEBEA MITSUMI, Inc.	465,399
10,952	Morgan Sindall Group Plc	700,325
7,319	Mueller Industries, Inc.	991,212
20,153	Mueller Water Products, Inc. - Class A	562,067
3,753	Nextpower, Inc. - Class A(b)	447,095
4,559	Northrop Grumman Corp.	2,641,849
51,389	Peab AB - Class B	499,264
6,725	Planet Labs PBC(b)	248,623
20,126	Prysmian SpA	3,061,350
5,591	Quanta Services, Inc.	4,068,962
22,095	QXO, Inc.(b)	443,447
2,269	RBC Bearings, Inc.(b)	1,359,335
18,576	Recruit Holdings Co. Ltd.	860,533
10,601	Regal Rexnord Corp.	2,279,533
14,904	RELX Plc	543,495
15,071	Republic Services, Inc.	3,153,155
17,796	ROCKWOOL A/S - Class B	518,050
24,440	Rollins, Inc.	1,362,041
6,623	Saia, Inc.(b)	2,972,535
33,941	Sandvik AB	1,427,801
7,281	Schneider Electric SE	2,316,878
8,816	SF Holding Co. Ltd. - H Shares	40,022
7,254	SGS SA	785,972
3,328	Simpson Manufacturing Co., Inc.	634,749
19,266	Skanska AB - Class B	520,323
30,041	SKF AB - Class B	756,395
1,186	SPX Technologies, Inc.(b)	259,627
77,175	StandardAero, Inc.(b)	1,918,571
1,205	Sterling Infrastructure, Inc.(b)	621,322
41,435	Techtronic Industries Co. Ltd.	600,795
26,472	Tetra Tech, Inc.	855,575
7,727	TFI International, Inc.	1,105,621
32,749	Toyota Tsusho Corp.	1,285,588
22,298	TransUnion	1,583,158
29,390	UL Solutions, Inc. - Class A	2,659,501
8,245	Union Pacific Corp.	2,221,863
673	United Rentals, Inc.	645,972
24,124	Vestas Wind Systems A/S	741,799
52,539	Vesuvius Plc	316,512
5,921	Vinci SA	895,388
27,438	Volvo AB - Class B	956,400
Shares		Value
Industrials (continued)
22,707	Wartsila Oyj Abp	$953,631
4,774	Waste Management, Inc.	1,110,194
124,241	WEG SA	1,131,562
10,077	Westinghouse Air Brake Technologies Corp.	2,719,682
31,259	XPO, Inc.(b)	6,881,044
		166,665,166
Information Technology — 25.8%
970	Advanced Energy Industries, Inc.	372,393
5,829	Advanced Micro Devices, Inc.(b)	2,066,322
2,519	Alten SA	167,819
38,564	Anritsu Corp.	1,009,495
152,750	Apple, Inc.	41,448,713
11,705	Applied Materials, Inc.	4,617,505
1,627	Applied Optoelectronics, Inc.(b)	267,414
2,189	AppLovin Corp. - Class A(b)	977,060
1,832	ASM International NV	1,792,203
9,287	ASML Holding NV	13,424,788
3,890	Bel Fuse, Inc. - Class B	1,073,018
33,336	Bentley Systems, Inc. - Class B	1,087,420
70,496	Broadcom, Inc.	29,427,145
5,876	Cadence Design Systems, Inc.(b)	1,936,671
4,033	Capgemini SE	490,479
12,931	CGI, Inc.	846,391
49,735	Cisco Systems, Inc.	4,550,753
7,167	Cloudflare, Inc. - Class A(b)	1,469,020
3,990	Credo Technology Group Holding Ltd.(b)	694,300
3,998	Crowdstrike Holdings, Inc. - Class A(b)	1,782,108
33,269	Delta Electronics, Inc.	2,333,004
11,295	Diodes, Inc.(b)	1,210,259
9,649	D-Wave Quantum, Inc.(b)	195,682
5,952	Entegris, Inc.	841,494
13,350	EPAM Systems, Inc.(b)	1,518,963
921	Fabrinet(b)	629,476
9,353	FormFactor, Inc.(b)	1,271,353
25,390	Fortinet, Inc.(b)	2,140,631
36,786	Fujitsu Ltd.	738,345
40,982	GLOBALFOUNDRIES, Inc.(b)	2,647,437
3,603	Guidewire Software, Inc.(b)	498,619
5,941	Horiba Ltd.	827,207
2,611	Hut 8 Corp.(b)	197,862
15,982	Infineon Technologies AG	1,074,874
187,337	Infosys Ltd.	2,358,408
25,850	Infosys Ltd. - ADR	322,091
45,703	Intel Corp.(b)	4,318,019
3,538	InterDigital, Inc.	1,049,229
8,941	IonQ, Inc.(b)	403,418
19,291	Kaga Electronics Co. Ltd.	516,602
11,644	Keyence Corp.	5,340,706
11,546	Keysight Technologies, Inc.(b)	4,040,061

38

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Information Technology (continued)
2,630	KLA Corp.	$4,603,421
8,763	Lam Research Corp.	2,259,627
6,977	MACOM Technology Solutions Holdings, Inc.(b)	1,964,793
8,568	Manhattan Associates, Inc.(b)	1,181,442
5,089	Micron Technology, Inc.	2,631,827
86,485	Microsoft Corp.	35,266,853
3,348	MKS, Inc.	949,995
2,124	Motorola Solutions, Inc.	932,500
13,680	Napco Security Technologies, Inc.	639,540
6,087	Novanta, Inc.(b)	788,449
327,030	NVIDIA Corp.	65,265,377
4,024	Onto Innovation, Inc.(b)	1,187,321
8,251	Palo Alto Networks, Inc.(b)	1,479,569
13,751	Rambus, Inc.(b)	1,582,878
9,379	Riot Platforms, Inc.(b)	161,694
33,171	Samsara, Inc. - Class A(b)	953,335
45,296	Samsung Electronics Co. Ltd.	6,821,020
45,867	SCREEN Holdings Co. Ltd.	3,041,031
9,788	ServiceNow, Inc.(b)	864,378
14,910	Shopify, Inc. - Class A(b)	1,806,048
551	SiTime Corp.(b)	309,745
1,486	Sopra Steria Group	231,866
234,340	Taiwan Semiconductor Manufacturing Co. Ltd.	16,268,321
15,556	TE Connectivity Plc	3,292,583
101,332	Telefonaktiebolaget LM Ericsson - Class B	1,208,789
3,060	Texas Instruments, Inc.	860,105
85,679	TOTVS SA	553,683
2,479	TTM Technologies, Inc.(b)	392,227
10,551	Ulvac, Inc.	664,423
5,600	Viavi Solutions, Inc.(b)	293,440
		302,431,037
Insurance — 1.5%
60,950	Aegon Ltd.	505,068
486,720	AIA Group Ltd.	5,343,587
8,878	ASR Nederland NV	674,368
27,154	AXA SA	1,308,967
59,192	Daiichi Life Group, Inc.	541,943
37,858	Generali	1,696,492
1,031	Kinsale Capital Group, Inc.	333,642
188,650	Mapfre SA	923,504
27,342	MetLife, Inc.	2,190,094
9,473	NN Group NV	829,208
4,529	Palomar Holdings, Inc.(b)	545,201
2,218	Prudential Financial, Inc.	217,608
30,502	Ryan Specialty Holdings, Inc.	1,060,555
36,540	Unipol Assicurazioni SpA	954,740
		17,124,977
Materials — 2.8%
29,007	Acerinox SA	476,055
Shares		Value
Materials (continued)
10,756	Bekaert SA	$531,143
56,138	BHP Group Ltd.	2,221,905
21,561	Boliden AB	1,133,362
66,160	Breedon Group Plc	276,169
37,990	Coeur Mining, Inc.(b)	682,680
37,080	CRH Plc	4,391,014
23,700	Element Solutions, Inc.	1,009,383
40,369	Fortescue Ltd.	581,841
17,978	Freeport-McMoRan, Inc.	1,038,769
10,689	Heidelberg Materials AG	2,358,456
9,982	Holcim AG	927,592
11,102	Ingevity Corp.(b)	845,861
47,103	International Paper Co.	1,432,873
6,497	Linde Plc	3,255,907
16,172	Lintec Corp.	523,339
44,401	Nippon Kayaku Co. Ltd.	492,437
65,839	Norsk Hydro ASA	728,933
33,030	Perimeter Solutions, Inc.(b)	1,000,809
9,619	Rio Tinto Plc	968,985
22,707	Shin-Etsu Chemical Co. Ltd.	1,045,480
256,126	South32 Ltd.	759,042
115,298	SSAB AB - Class A	1,037,705
7,726	Steel Dynamics, Inc.	1,766,627
20,789	Tokuyama Corp.	534,044
86,571	Vale SA	1,421,696
7,287	Vicat SACA	514,566
22,869	voestalpine AG	1,182,397
		33,139,070
Real Estate — 1.1%
1,339	American Tower Corp. REIT	244,649
451,628	CapitaLand Integrated Commercial Trust REIT	841,164
26,553	CareTrust REIT, Inc.	1,047,516
25,508	Daiwa House Industry Co. Ltd.	778,273
5,469	FirstService Corp.	731,807
23,188	Prologis, Inc. REIT	3,293,160
7,542	Ryman Hospitality Properties, Inc. REIT	792,589
11,073	Simon Property Group, Inc. REIT	2,255,681
17,364	STAG Industrial, Inc. REIT	669,903
67,555	Sun Hung Kai Properties Ltd.	1,182,691
17,190	Terreno Realty Corp. REIT	1,120,788
		12,958,221
Utilities — 2.4%
31,804	Ameren Corp.	3,614,524
23,909	American Electric Power Co., Inc.	3,278,163
5,079	Constellation Energy Corp.	1,589,727
11,984	Duke Energy Corp.	1,552,527
21,761	Endesa SA	975,952
132,745	NextEra Energy, Inc.	12,993,081
7,936	NRG Energy, Inc.	1,234,683
9,617	Rubis SCA	396,360

39

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Shares		Value
Utilities (continued)
6,829	Tokyo Gas Co. Ltd.	$290,027
15,953	WEC Energy Group, Inc.	1,881,497
		27,806,541
Total Common Stocks (Cost $943,537,021)		1,122,419,272

EXCHANGE-TRADED FUNDS(e) — 2.2%
29,230	iShares Expanded Tech-Software Sector ETF(b)	2,452,689
74,859	iShares MSCI EAFE ETF	7,659,573
18,958	iShares MSCI Japan ETF	1,689,158
5,031	iShares Russell 2000 ETF	1,398,467
53,082	State Street SPDR S&P Biotech ETF	6,971,259
8,394	State Street SPDR S&P Oil & Gas Exploration & Production ETF	1,495,895
38,159	State Street SPDR S&P Regional Banking ETF	2,665,406
25,116	State Street Utilities Select Sector SPDR ETF	1,176,685

Total Exchange-Traded Funds (Cost $21,570,595)		25,509,132

INVESTMENT COMPANY — 1.9%
22,380,220	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 3.56%(f)	22,380,220

Total Investment Company (Cost $22,380,220)		22,380,220

TOTAL INVESTMENTS — 99.9% (Cost $987,487,836)		$1,170,308,624

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,166,519
NET ASSETS — 100.0%		$1,171,475,143

(a)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(b)	Non-income producing security.
(c)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (c).
(e)	A copy of the underlying funds’ financial statements is available upon request.
(f)	The rate shown represents the current yield as of April 30, 2026.

The following abbreviations are used in the report:

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

PORTFOLIO DIVERSIFICATION BY COUNTRY (UNAUDITED)

Country:	Value	Value as a percentage of Net Assets
United States	$761,283,323	65.0%
Japan	49,236,950	4.1
United Kingdom	35,629,298	3.0
Canada	28,092,015	2.4
Netherlands	27,133,319	2.3
Switzerland	24,852,275	2.1
Sweden	20,246,595	1.7
Taiwan	18,601,325	1.5
Germany	14,027,293	1.2
Ireland	13,674,921	1.2
India	11,496,593	1.0
France	11,379,612	1.0
Spain	11,373,274	1.0
Italy	11,259,737	1.0
Hong Kong	9,744,236	0.8
China	8,820,210	0.8
Brazil	8,789,733	0.8
Australia	7,885,459	0.7
South Korea	6,821,020	0.6
Singapore	5,337,310	0.5
South Africa	4,531,407	0.4
Austria	4,077,575	0.3
Norway	3,919,579	0.3
Mexico	3,656,890	0.3
Uruguay	3,404,204	0.3
Portugal	3,192,528	0.3
Israel	2,771,547	0.2
Indonesia	1,951,341	0.2
Denmark	1,900,399	0.2
Finland	1,532,640	0.1
Chile	1,422,022	0.1
Luxembourg	1,248,349	0.1
Bahamas	1,064,350	0.1
Bermuda	901,324	0.1
Thailand	629,476	0.1
Belgium	531,143	0.0 *
Other**	49,055,871	4.2
	$1,171,475,143	100.0%

40

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

*	Represents less than 0.05% of net assets.
**	Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

41

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments	April 30, 2026
(Unaudited)

Shares		Value
PREFERRED STOCKS — 0.2%
UNITED STATES — 0.2%
27,600	MetLife, Inc., Series F, 4.75%	$529,644
38,900	Morgan Stanley, Series K, 5.85%	941,380
31,500	Public Storage, Series O, 3.90%	482,895
28,500	US Bancorp, Series L, 3.75%	428,640
122,100	Wells Fargo & Co., Series Z, 4.75%	2,326,005

Total Preferred Stocks (Cost $6,547,571)		4,708,564

EXCHANGE-TRADED FUNDS(a) — 20.9%
UNITED STATES — 20.9%
1,001,871	Global X US Preferred ETF	19,125,718
3,482,215	Invesco Preferred ETF	38,826,697
2,183,194	iShares J.P. Morgan USD Emerging Markets Bond ETF	209,149,985
1,500,000	iShares MBS ETF	142,170,000
1,200,303	State Street SPDR Bloomberg Convertible Securities ETF	121,278,615

Total Exchange-Traded Funds (Cost $510,940,804)		530,551,015

Principal Amount
CORPORATE BONDS — 5.8%
AUSTRALIA — 0.0%
$291,000	Mineral Resources Ltd., 9.25%, 10/01/28(b)	302,026
475,000	Mineral Resources Ltd., 7.00%, 04/01/31(b)	493,035
		795,061
CANADA — 0.3%
800,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(b)	761,087
825,000	1261229 BC Ltd., 10.00%, 04/15/32(b)	852,042
450,000	Bausch + Lomb Corp., 8.38%, 10/01/28(b)	464,625
700,000	Brookfield Residential Properties, Inc./Brookfield Residential US LLC, 6.25%, 09/15/27(b)	700,167
450,000	Capstone Copper Corp., 6.75%, 03/31/33(b)	457,957
900,000	ERO Copper Corp., 6.50%, 02/15/30(b)	895,500
400,000	First Quantum Minerals Ltd., 7.25%, 02/15/34(b)	411,246
125,000	Garda World Security Corp., 6.50%, 01/15/31(b)	127,697
Principal Amount		Value
CANADA (continued)
$375,000	Garda World Security Corp., 8.25%, 08/01/32(b)	$383,679
500,000	Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)	487,506
575,000	Open Text Corp., 3.88%, 02/15/28(b)	556,351
		6,097,857
FRANCE — 0.0%
250,000	Iliad Holding SAS, 7.00%, 04/15/32(b)	253,814
IRELAND — 0.1%
250,000	Adient Global Holdings Ltd., 7.50%, 02/15/33(b)	255,736
375,000	Cimpress Plc, 7.38%, 09/15/32(b)	379,759
950,000	Perrigo Finance Unlimited Co., Series USD, 6.13%, 09/30/32	893,919
500,000	Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)	510,279
		2,039,693
JAPAN — 0.0%
400,000	Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)	373,568
400,000	Nissan Motor Co. Ltd., 8.13%, 07/17/35(b)	422,028
		795,596
JERSEY CHANNEL ISLANDS — 0.0%
200,000	A&K Travel Group Holdings Ltd., 7.50%, 05/15/33(b)	200,986
425,000	Toucan FinCo Ltd., 9.50%, 05/15/30(b)	372,429
		573,415
LUXEMBOURG — 0.1%
1,200,000	Connect Finco SARL/Connect US Finco LLC, 9.00%, 09/15/29(b)	1,265,624
MALTA — 0.1%
550,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 7.88%, 05/01/27(b)	550,034
475,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 9.50%, 06/01/28(b)	480,166
		1,030,200

42

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
NETHERLANDS — 0.0%
$250,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	$259,597
SINGAPORE — 0.0%
631,125	Seagate Data Storage Technology Pte Ltd., 9.63%, 12/01/32(b)	701,888
UNITED KINGDOM — 0.1%
675,000	California Buyer Ltd./Atlantica Sustainable Infrastructure Plc, 6.38%, 02/15/32(b)	670,900
300,000	INEOS Finance Plc, 7.50%, 04/15/29(b)	296,281
675,000	Jaguar Land Rover Automotive Plc, 5.50%, 07/15/29(b)	667,447
650,000	Virgin Media Finance Plc, 5.00%, 07/15/30(b)	547,902
500,000	Virgin Media Secured Finance Plc, 5.50%, 05/15/29(b)	482,433
650,000	Vmed O2 UK Financing I Plc, 6.75%, 01/15/33(b)	594,157
		3,259,120
UNITED STATES — 5.1%
900,000	Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)	849,175
225,000	Acushnet Co., 5.63%, 12/01/33(b)	226,045
650,000	AdaptHealth LLC, 6.13%, 08/01/28(b)	649,877
350,000	AdaptHealth LLC, 4.63%, 08/01/29(b)	338,918
400,000	Advance Auto Parts, Inc., 7.00%, 08/01/30(b)	412,630
375,000	Advance Auto Parts, Inc., 7.38%, 08/01/33(b)	386,936
450,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/31/34(b)	438,083
325,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31(b)	331,693
925,000	Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	970,207
1,100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28(b)	1,084,371
Principal Amount		Value
UNITED STATES (continued)
$325,000	Alpha Generation LLC, 6.75%, 10/15/32(b)	$332,867
350,000	Alpha Generation LLC, 6.25%, 01/15/34(b)	347,608
381,965	Ambac Assurance Corp., 5.10%(b)(c)	504,194
625,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	625,424
225,000	American Axle & Manufacturing, Inc., 6.38%, 10/15/32(b)	224,598
375,000	American Axle & Manufacturing, Inc., 7.75%, 10/15/33(b)	366,123
250,000	Amsted Industries, Inc., 6.38%, 03/15/33(b)	254,328
920,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 3 LLC, 7.88%, 11/01/29(b)	890,698
525,000	APLD ComputeCo 2 LLC, 6.75%, 03/15/31(b)	519,779
700,000	APLD ComputeCo LLC, 9.25%, 12/15/30(b)	752,419
625,000	Apollo Commercial Real Estate Finance, Inc. REIT, 4.63%, 06/15/29(b)	624,860
300,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., 6.63%, 10/15/32(b)	307,850
375,000	Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)	367,943
350,000	Asurion LLC/ Asurion Co-Issuer, Inc., 8.00%, 12/31/32(b)	365,606
750,000	Asurion LLC/ Asurion Co-Issuer, Inc., 8.38%, 02/01/34(b)	739,956
450,000	Avantor Funding, Inc., 4.63%, 07/15/28(b)	443,516
225,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/32(b)	226,208
630,000	Bank of New York Mellon Corp. (The), Series F, (3 mo. Term SOFR + 3.393%), 4.63%(c)(d)	627,868
400,000	Bath & Body Works, Inc., 6.75%, 07/01/36	388,999
475,000	Beacon Mobility Corp., 7.25%, 08/01/30(b)	494,604

43

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$450,000	Blackstone Mortgage Trust, Inc. REIT, 7.75%, 12/01/29(b)	$477,333
1,125,000	Block, Inc., 6.00%, 08/15/33(b)	1,122,829
425,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(b)	440,183
325,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	339,968
275,000	BlueLinx Holdings, Inc., 6.00%, 11/15/29(b)	267,072
925,000	Boyd Gaming Corp., 4.75%, 06/15/31(b)	891,493
400,000	Bread Financial Holdings, Inc., 6.75%, 05/15/31(b)	408,658
750,000	Brink’s Co. (The), 6.75%, 06/15/32(b)	769,443
275,000	Buckeye Partners LP, 6.75%, 02/01/30(b)	284,483
575,000	Builders FirstSource, Inc., 4.25%, 02/01/32(b)	533,391
500,000	Burford Capital Global Finance LLC, 6.25%, 04/15/28(b)	487,350
250,000	Burford Capital Global Finance LLC, 7.50%, 07/15/33(b)	205,464
375,000	Caesars Entertainment, Inc., 6.50%, 02/15/32(b)	364,371
650,000	Carnival Corp., 6.13%, 02/15/33(b)	659,529
216,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(b)	215,762
1,300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 08/15/30(b)	1,212,595
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31(b)	726,610
450,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 06/01/33(b)	386,598
225,000	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(b)	186,641
275,000	Celanese US Holdings LLC, 7.38%, 02/15/34	287,921
725,000	Century Communities, Inc., 6.63%, 09/15/33(b)	721,360
Principal Amount		Value
UNITED STATES (continued)
$675,000	Champ Acquisition Corp., 8.38%, 12/01/31(b)	$711,098
1,670,000	Charles Schwab Corp. (The), Series H, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.079%), 4.00%(c)(d)	1,556,510
450,000	CHS/Community Health Systems, Inc., 5.25%, 05/15/30(b)	424,906
650,000	Churchill Downs, Inc., 5.50%, 04/01/27(b)	649,394
50,000	Cipher Compute LLC, 7.13%, 11/15/30(b)	51,825
125,000	Clarios Global LP/Clarios US Finance Co., 6.75%, 02/15/30(b)	129,149
425,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 04/01/30(b)	442,488
350,000	Clear Channel Outdoor Holdings, Inc., 7.13%, 02/15/31(b)	363,864
450,000	Clearway Energy Operating LLC, 5.75%, 01/15/34(b)	450,113
650,000	Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)	662,373
400,000	Cleveland-Cliffs, Inc., 7.63%, 01/15/34(b)	404,054
875,000	Cloud Software Group, Inc., 6.50%, 03/31/29(b)	851,949
400,000	Cloud Software Group, Inc., 8.25%, 06/30/32(b)	380,015
300,000	Clue Opco LLC, 9.50%, 10/15/31(b)	306,571
225,000	Commercial Metals Co., 5.75%, 11/15/33(b)	225,376
275,000	Compass Minerals International, Inc., 8.00%, 07/01/30(b)	287,065
330,000	Concentrix Corp., 6.50%, 03/01/29	322,286
400,000	CoreWeave, Inc., 9.25%, 06/01/30(b)	405,043
550,000	CoreWeave, Inc., 9.00%, 02/01/31(b)	546,513
325,000	CoreWeave, Inc., 9.75%, 10/01/31(b)	326,882
350,000	Crescent Energy Finance LLC, 7.63%, 04/01/32(b)	360,387

44

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$250,000	CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)	$245,614
375,000	Cyprium Corp./Cyprium Holdings Luxembourg Sarl, 6.38%, 04/15/34(b)	374,524
625,000	DaVita, Inc., 6.88%, 09/01/32(b)	645,119
250,000	Dcli Bidco LLC, 7.75%, 11/15/29(b)	256,827
200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(b)	208,671
375,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)	387,016
500,000	Directv Financing LLC, 8.88%, 02/01/30(b)	509,236
544,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)	544,404
275,000	Discovery Global Holdings, Inc., 4.05%, 03/15/29	267,638
700,000	Discovery Global Holdings, Inc., 5.05%, 03/15/42	499,471
375,000	DISH DBS Corp., 5.75%, 12/01/28(b)	368,434
475,000	DISH DBS Corp., 5.13%, 06/01/29	437,379
850,000	DISH Network Corp., 11.75%, 11/15/27(b)	877,455
1,075,000	EchoStar Corp., 10.75%, 11/30/29	1,167,184
518,563	EchoStar Corp., PIK, 6.75%, 11/30/30	526,142
325,000	Edgewell Personal Care Co., 5.50%, 06/01/28(b)	324,334
782,000	Edgewell Personal Care Co., 4.13%, 04/01/29(b)	747,369
725,000	Embecta Corp., 5.00%, 02/15/30(b)	681,113
700,000	Endo Finance Holdings LP, 8.50%, 04/15/31(b)	742,035
450,000	Energizer Holdings, Inc., 4.75%, 06/15/28(b)	443,867
700,000	Energizer Holdings, Inc., 4.38%, 03/31/29(b)	673,380
325,000	EquipmentShare.com, Inc., 9.00%, 05/15/28(b)	336,942
Principal Amount		Value
UNITED STATES (continued)
$425,000	EW Scripps Co. (The), 9.88%, 08/15/30(b)	$426,259
300,000	FirstCash, Inc., 6.13%, 05/01/34(b)	299,287
425,000	FMC Corp., 3.45%, 10/01/29	384,591
350,000	Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)	353,494
450,000	Freedom Mortgage Holdings LLC, 8.38%, 04/01/32(b)	456,235
300,000	FTAI Aviation Investors LLC, 7.00%, 05/01/31(b)	310,477
700,000	FTAI Aviation Investors LLC, 7.00%, 06/15/32(b)	722,566
100,000	GB AIT Buyer, Inc., 8.75%, 04/30/34(b)	100,592
725,000	GCI LLC, 4.75%, 10/15/28(b)	709,342
722,000	Global Infrastructure Solutions, Inc., 5.63%, 06/01/29(b)	720,810
700,000	Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/31	636,279
725,000	Graham Holdings Co., 5.63%, 12/01/33(b)	717,609
350,000	Graphic Packaging International LLC, 6.38%, 07/15/32(b)	349,313
360,000	Gray Media, Inc., 10.50%, 07/15/29(b)	382,206
375,000	Gray Media, Inc., 5.38%, 11/15/31(b)	292,871
175,000	Gray Media, Inc., 9.63%, 07/15/32(b)	177,925
525,000	Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	538,603
600,000	Harvest Midstream I LP, 7.50%, 09/01/28(b)	603,953
225,000	Hawaiian Electric Co., Inc., 6.00%, 10/01/33(b)	225,751
150,000	Herc Holdings, Inc., 7.00%, 06/15/30(b)	156,056
525,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(b)	518,856
450,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.88%, 07/01/31(b)	416,437
475,000	Howard Hughes Corp. (The), 4.13%, 02/01/29(b)	457,355

45

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$350,000	Howard Hughes Corp. (The), 6.13%, 03/01/34(b)	$342,955
600,000	HUB International Ltd., 7.25%, 06/15/30(b)	620,683
575,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29	504,031
650,000	Insight Enterprises, Inc., 6.63%, 05/15/32(b)	644,731
650,000	Iron Mountain, Inc. REIT, 5.25%, 07/15/30(b)	643,274
400,000	Jacobs Entertainment, Inc., 6.75%, 02/15/29(b)	392,000
550,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)	569,934
275,000	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 7.13%, 04/30/33(b)	278,409
675,000	Kennedy-Wilson, Inc., 4.75%, 02/01/30	663,984
675,000	Kennedy-Wilson, Inc., 5.00%, 03/01/31	672,280
925,000	LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	905,621
525,000	Level 3 Financing, Inc., 6.88%, 06/30/33(b)	541,817
525,000	Level 3 Financing, Inc., 7.00%, 03/31/34(b)	544,544
500,000	Level 3 Financing, Inc., 8.50%, 01/15/36(b)	535,505
325,000	LGI Homes, Inc., 7.00%, 11/15/32(b)	311,468
525,000	LifePoint Health, Inc., 5.38%, 01/15/29(b)	506,370
275,000	LifePoint Health, Inc., 9.88%, 08/15/30(b)	291,554
375,000	LifePoint Health, Inc., 8.38%, 02/15/32(b)	393,448
300,000	LifePoint Health, Inc., 7.00%, 05/01/34(b)	292,520
400,000	Magnera Corp., 4.75%, 11/15/29(b)	366,380
400,000	Magnera Corp., 7.25%, 11/15/31(b)	374,514
950,000	Masterbrand, Inc., 7.00%, 07/15/32(b)	944,837
75,000	Mauser Packaging Solutions Holding Co., 7.88%, 04/15/30(b)	75,837
Principal Amount		Value
UNITED STATES (continued)
$850,000	Mauser Packaging Solutions Holding Co., 9.25%, 04/15/30(b)	$810,102
300,000	Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	313,103
950,000	McGraw-Hill Education, Inc., 5.75%, 08/01/28(b)	942,793
125,000	Meridian Arc Holdco LLC, 6.25%, 04/30/31(b)	124,972
500,000	Michaels Cos., Inc. (The), 8.50%, 03/15/33(b)	493,775
175,000	Michaels Cos., Inc. (The), 11.00%, 03/15/34(b)	168,876
700,000	Midcontinent Communications, 8.00%, 08/15/32(b)	658,790
400,000	NCL Corp. Ltd., 6.25%, 03/01/30(b)	399,062
750,000	Neptune Bidco US, Inc., 9.29%, 04/15/29(b)	758,512
1,025,000	Neptune Bidco US, Inc., 10.38%, 05/15/31(b)	1,057,770
925,000	New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/28(b)	916,993
400,000	Newell Brands, Inc., 8.50%, 06/01/28(b)	417,986
400,000	Nexstar Media, Inc., 6.50%, 09/15/33(b)	403,078
750,000	Nissan Motor Acceptance Co. LLC, 2.75%, 03/09/28(b)	711,203
400,000	Northern Oil & Gas, Inc., 7.88%, 10/15/33(b)	414,558
500,000	Novelis Corp., 6.88%, 01/30/30(b)	512,608
425,000	Novelis Corp., 3.88%, 08/15/31(b)	386,338
625,000	NRG Energy, Inc., 6.00%, 01/15/36(b)	620,723
125,000	OAK-Eagle Acquireco, Inc., 7.25%, 07/01/33(b)	128,802
150,000	OAK-Eagle Acquireco, Inc., 8.75%, 07/01/34(b)	156,094
400,000	Olympus Water US Holding Corp., 7.25%, 02/15/33(b)	390,977
325,000	OneMain Finance Corp., 5.38%, 11/15/29	320,368
550,000	OneMain Finance Corp., 7.13%, 11/15/31	557,727

46

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$975,000	OneSky Flight LLC, 8.88%, 12/15/29(b)	$1,029,740
500,000	Open Text Holdings, Inc., 4.13%, 12/01/31(b)	426,937
675,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)	670,712
825,000	Pagaya US Holdings Co. LLC, 8.88%, 08/01/30(b)	640,173
525,000	Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., 8.75%, 04/17/32(b)	473,739
250,000	Paramount Global, 4.20%, 05/19/32	218,474
250,000	Paramount Global, 5.50%, 05/15/33	226,567
700,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer REIT, 5.88%, 10/01/28(b)	698,325
800,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer REIT, 4.88%, 05/15/29(b)	778,194
200,000	Park River Holdings, Inc., 8.00%, 03/15/31(b)	201,098
450,000	Penn Entertainment, Inc., 4.13%, 07/01/29(b)	428,291
275,000	PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)	285,330
750,000	PennyMac Financial Services, Inc., 6.88%, 02/15/33(b)	737,515
775,000	Phinia, Inc., 6.63%, 10/15/32(b)	794,011
400,000	Post Holdings, Inc., 4.50%, 09/15/31(b)	376,055
225,000	Post Holdings, Inc., 6.25%, 10/15/34(b)	222,111
300,000	PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(b)	297,364
1,050,000	PRA Group, Inc., 5.00%, 10/01/29(b)	996,853
475,000	Prestige Brands, Inc., 3.75%, 04/01/31(b)	438,739
700,000	Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)	725,882
350,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(b)	364,486
Principal Amount		Value
UNITED STATES (continued)
$450,000	Qnity Electronics, Inc., 5.75%, 08/15/32(b)	$454,329
250,000	Qnity Electronics, Inc., 6.25%, 08/15/33(b)	255,781
150,000	Quikrete Holdings, Inc., 6.38%, 03/01/32(b)	152,367
275,000	Quikrete Holdings, Inc., 6.75%, 03/01/33(b)	278,868
300,000	Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)	296,970
700,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 04/16/29(b)	625,720
375,000	RHP Hotel Properties LP/RHP Finance Corp. REIT, 6.50%, 04/01/32(b)	384,792
75,000	RHP Hotel Properties LP/RHP Finance Corp. REIT, 5.75%, 03/15/34(b)	74,551
125,000	Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(b)	127,159
575,000	Rocket Cos., Inc., 6.38%, 08/01/33(b)	582,012
975,000	Rocket Software, Inc., 9.00%, 11/28/28(b)	970,175
950,000	Rocket Software, Inc., 6.50%, 02/15/29(b)	848,255
175,000	Rockies Express Pipeline LLC, 6.75%, 03/15/33(b)	182,459
700,000	Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)	706,918
175,000	RXO, Inc., 6.38%, 05/15/31(b)	173,293
175,000	Sabre GLBL, Inc., 11.13%, 07/15/30(b)	150,500
415,000	SCIH Salt Holdings, Inc., 4.88%, 05/01/28(b)	410,935
350,000	SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/29(b)	338,377
675,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32(b)	673,666
350,000	Sinclair Television Group, Inc., 4.38%, 12/31/32(b)	269,759
725,000	Sinclair Television Group, Inc., 8.13%, 02/15/33(b)	750,788
675,000	Sirius XM Radio LLC, 4.00%, 07/15/28(b)	655,497

47

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$325,000	SM Energy Co., 5.00%, 10/15/26(b)	$324,734
375,000	SM Energy Co., 8.63%, 11/01/30(b)	396,666
350,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	349,714
275,000	Snap, Inc., 6.88%, 03/01/33(b)	267,723
175,000	Snap, Inc., 6.88%, 03/15/34(b)	169,378
650,000	SS&C Technologies, Inc., 5.50%, 09/30/27(b)	649,430
800,000	Standard Building Solutions, Inc., 6.50%, 08/15/32(b)	807,904
550,000	Star Parent, Inc., 9.00%, 10/01/30(b)	576,155
800,000	Starwood Property Trust, Inc. REIT, 3.63%, 07/15/26(b)	796,562
400,000	SunCoke Energy, Inc., 4.88%, 06/30/29(b)	368,775
350,000	Sunoco LP, 5.63%, 03/15/31(b)	351,299
425,000	Sunoco LP, 5.88%, 03/15/34(b)	423,475
200,000	Sword Purchaser LLC, 8.25%, 04/15/33(b)	204,632
1,025,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	1,030,437
350,000	TEAM Services Holding, Inc., 9.00%, 02/15/33(b)	350,150
300,000	Tenneco, Inc., 8.00%, 11/17/28(b)	303,565
325,000	Terex Corp., 6.25%, 10/15/32(b)	330,319
200,000	TopBuild Corp., 5.63%, 01/31/34(b)	202,596
700,000	TransDigm, Inc., 7.13%, 12/01/31(b)	725,389
750,000	TransDigm, Inc., 6.00%, 01/15/33(b)	757,170
725,000	TransDigm, Inc., 6.38%, 05/31/33(b)	730,575
975,000	TriNet Group, Inc., 7.13%, 08/15/31(b)	967,804
1,650,000	Truist Financial Corp., Series N, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.003%), 6.67%(c)(d)	1,650,629
Principal Amount		Value
UNITED STATES (continued)
$700,000	UKG, Inc., 6.88%, 02/01/31(b)	$681,319
300,000	United Airlines Holdings, Inc., 5.38%, 03/01/31	295,684
975,000	United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)	930,301
600,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC REIT, 6.50%, 02/15/29(b)	589,509
500,000	Uniti Services LLC, 7.50%, 10/15/33(b)	526,428
100,000	Univision Communications, Inc., 8.88%, 04/15/33(b)	100,545
400,000	Upbound Group, Inc., 6.38%, 02/15/29(b)	395,273
1,075,000	US Acute Care Solutions LLC, 9.75%, 05/15/29(b)	1,015,915
850,000	Venture Global Calcasieu Pass LLC, 3.88%, 11/01/33(b)	757,501
100,000	Venture Global Calcasieu Pass LLC, 6.00%, 05/01/36(b)	100,778
725,000	Venture Global LNG, Inc., 9.50%, 02/01/29(b)	791,241
650,000	Venture Global LNG, Inc., 8.38%, 06/01/31(b)	677,712
200,000	Venture Global Plaquemines LNG LLC, 6.13%, 12/15/30(b)	206,256
925,000	Venture Global Plaquemines LNG LLC, 6.75%, 01/15/36(b)	983,312
125,000	Veritiv Operating Co., 10.50%, 11/30/30(b)	131,722
325,000	VF Corp., 2.95%, 04/23/30	294,876
450,000	Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)	471,186
325,000	Vistra Operations Co. LLC, 6.88%, 04/15/32(b)	339,291
450,000	WESCO Distribution, Inc., 6.38%, 03/15/33(b)	464,802
400,000	Whirlpool Corp., 6.13%, 06/15/30	392,254
500,000	Whirlpool Corp., 6.50%, 06/15/33	478,881
300,000	White Cap Supply Holdings LLC, 7.38%, 11/15/30(b)	303,344
400,000	Williams Scotsman, Inc., 4.63%, 08/15/28(b)	395,972

48

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
$375,000	Williams Scotsman, Inc., 6.63%, 04/15/30(b)	$386,220
625,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	661,061
700,000	WR Grace Holdings LLC, 5.63%, 08/15/29(b)	667,869
705,000	WULF Compute LLC, 7.75%, 10/15/30(b)	740,952
350,000	XHR LP REIT, 6.63%, 05/15/30(b)	358,122
250,000	XPLR Infrastructure Operating Partners LP, 7.25%, 01/15/29(b)	259,983
150,000	XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)	160,285
451,465	Zayo Group Holdings, Inc., PIK, 9.25%, 03/09/30(b)	451,691
700,000	ZF North America Capital, Inc., 7.13%, 04/14/30(b)	701,863
500,000	ZF North America Capital, Inc., 7.50%, 03/24/31(b)	500,644
600,000	ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	488,130
		130,072,995
Total Corporate Bonds (Cost $146,663,870)		147,144,860

ASSET-BACKED SECURITIES — 12.1%
CAYMAN ISLANDS — 0.2%
Collateralized Loan Obligations — 0.2%
17,550,000	CBAM Ltd., Series 2019-10A, Class SUB, 6.19%, 04/20/32(b)(d)(e)	209,196
9,915,625	Cedar Funding VII CLO Ltd., Series 2018-7A, Class SUB, 5.71%, 01/20/31(b)(d)(e)	1,095,181
12,131,250	Madison Park Funding XLII Ltd., Series 13A, Class SUB, 2.26%, 11/21/47(b)(d)(e)	929,132
5,000,000	Romark CLO II Ltd., Series 2018-2A, Class SUB, 6.15%, 07/25/31(b)(d)(e)	249,566
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 6.51%, 10/23/30(b)(d)(e)	539,700
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$7,500,000	Romark WM-R Ltd., Series 2018-1A, Class F, (3 mo. Term SOFR + 8.362%), 12.04%, 04/20/31(b)(d)(e)	$1,452,741
		4,475,516
UNITED STATES — 11.9%
Other Asset-Backed Securities — 11.9%
111,571	Aegis Asset-Backed Securities Corp. Mortgage Pass-Through Certificates, Series 2003-3, Class M1, (1 mo. Term SOFR + 1.164%), 4.82%, 01/25/34(d)	110,693
5,221,369	Ajax Mortgage Loan Trust, Series 2023-B, Class A, STEP, 4.25%, 10/25/62(b)	5,203,675
873,700	Ajax Mortgage Loan Trust, Series 2023-B, Class B, STEP, 4.25%, 10/25/62(b)	865,899
1,898,099	Ajax Mortgage Loan Trust, Series 2023-B, Class C, 3.16%, 10/25/62(b)(f)	1,503,680
13,340	Ajax Mortgage Loan Trust, Series 2023-B, Class SA, 1.11%, 10/25/62(b)(f)	13,101
5,000,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M7, (1 mo. Term SOFR + 2.094%), 5.75%, 05/25/35(d)	4,443,116
1,800,000	AMSR Trust, Series 2023-SFR2, Class F1, 3.95%, 06/17/40(b)	1,715,360
2,230,000	AMSR Trust, Series 2023-SFR2, Class F2, 3.95%, 06/17/40(b)	2,111,580
5,754,342	Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. Term SOFR + 0.594%), 4.25%, 05/25/35(d)	4,892,043
4,736,431	Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W5, Class M1, (1 mo. Term SOFR + 0.804%), 4.46%, 01/25/36(d)	5,170,625

49

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,070,842	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. Term SOFR + 0.744%), 3.28%, 01/25/36(d)	$5,622,726
5,740,000	BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(d)	305,621
5,000,000	BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.17%, 12/10/25(d)	308,993
4,991,619	Barclays Mortgage Trust, Series 2021- NPL1, Class A, STEP, 6.00%, 11/25/51(b)	4,995,331
1,259,623	Barclays Mortgage Trust, Series 2021- NPL1, Class B, STEP, 7.63%, 11/25/51(b)	1,261,164
2,427,440	Barclays Mortgage Trust, Series 2021- NPL1, Class C, 0.00%, 11/25/51(b)(f)	3,483,377
431,677	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. Term SOFR + 1.414%), 5.07%, 05/28/39(b)(d)	201,039
355,999	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. Term SOFR + 1.114%), 4.77%, 12/28/40(b)(d)	362,407
747,679	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. Term SOFR + 1.044%), 4.70%, 12/28/40(b)(d)	731,977
839,440	Bear Stearns Asset Backed Securities I Trust, Series 2005-TC1, Class M4, (1 mo. Term SOFR + 1.914%), 4.54%, 05/25/35(d)	842,627
2,272,702	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. Term SOFR + 1.134%), 4.70%, 12/25/35(d)	2,246,961
2,196,450	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 22A, (1 mo. Term SOFR + 0.394%), 4.05%, 12/25/36(d)	2,229,396
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$581,740	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class M1, (1 mo. Term SOFR + 0.549%), 4.20%, 11/25/36(d)	$593,843
4,650,000	Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class M3, (1 mo. Term SOFR + 2.364%), 6.02%, 04/25/36(d)	4,945,446
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. Term SOFR + 0.534%), 4.19%, 12/26/36(d)	4,209,510
7,878,862	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class M1, (1 mo. Term SOFR + 0.614%), 4.27%, 02/25/37(d)	6,633,753
3,828,632	Cascade MH Asset Trust, Series 2019- MH1, Class A, 4.00%, 11/25/44(b)(d)	3,681,948
1,600,000	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 05/25/34(b)(d)	1,559,890
2,500,000	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 05/25/34(b)(d)	2,417,454
2,000,000	CFMT LLC, Series 2024-HB13, Class M4, 3.00%, 05/25/34(b)(d)	1,926,086
6,000,000	CIT Mortgage Loan Trust, Series 2007-1, Class 1M2, (1 mo. Term SOFR + 2.739%), 5.52%, 10/25/37(b)(d)	5,921,227
3,766,500	CIT Mortgage Loan Trust, Series 2007-1, Class 2M2, (1 mo. Term SOFR + 2.739%), 5.52%, 10/25/37(b)(d)	3,656,749
2,573,674	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3B, (1 mo. Term SOFR + 0.314%), 3.97%, 05/25/37(d)	1,753,080
69,157	Citigroup Mortgage Loan Trust, Series 2007-AHL2, Class A3C, (1 mo. Term SOFR + 0.384%), 4.04%, 05/25/37(d)	47,128
3,006,968	Citigroup Mortgage Loan Trust, Series 2007-AHL3, Class A3B, (1 mo. Term SOFR + 0.284%), 3.94%, 07/25/45(d)	2,112,386

50

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$510,038	Conseco Finance Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(d)	$513,172
1,992,703	Conseco Finance Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(d)	469,118
2,248,085	Conseco Finance Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(d)	506,150
11,183,346	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(d)	1,231,181
2,425,653	Countrywide Asset-Backed Certificates, Series 2007-QX1, Class A1, (1 mo. Term SOFR + 0.614%), 4.29%, 05/25/37(b)(d)	2,256,895
608,202	Countrywide Asset-Backed Certificates Trust, Series 2006-11, Class 1AF4, 6.30%, 12/25/35(d)	593,738
9,471,626	Countrywide Asset-Backed Certificates Trust, Series 2006-18, Class M1, (1 mo. Term SOFR + 0.564%), 4.22%, 03/25/37(d)	10,052,773
6,545,246	Countrywide Asset-Backed Certificates Trust, Series 2006-22, Class M1, (1 mo. Term SOFR + 0.459%), 4.11%, 05/25/47(d)	6,381,615
6,224,777	Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class M1, (1 mo. Term SOFR + 0.489%), 4.14%, 06/25/37(d)	6,047,626
838,887	Countrywide Asset-Backed Certificates Trust, Series 2007-BC2, Class M1, (1 mo. Term SOFR + 0.624%), 4.28%, 06/25/37(d)	450,495
167,793	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-C, Class 2A, (1 mo. Term SOFR + 0.294%), 3.95%, 05/15/36(d)	167,094
249,663	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. Term SOFR + 0.354%), 4.01%, 02/15/30(b)(d)	244,218
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$290,540	Credit Suisse Mortgage Capital Certificates Trust, Series 2017-2, Class CERT, 0.42%, 02/01/47(b)(f)	$29,367
1,678,370	Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A4, (1 mo. Term SOFR + 0.454%), 4.13%, 07/25/37(b)(d)	1,117,693
1,002,849	Cross Mortgage Trust, Series 2025-CES1, Class A1A, STEP, 5.30%, 11/25/60(b)	1,001,002
2,639,741	Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, STEP, 5.22%, 10/25/55(b)	2,634,819
901,165	First Franklin Mortgage Loan Trust, Series 2003-FF4, Class M1, (1 mo. Term SOFR + 1.914%), 5.58%, 10/25/33(d)	898,267
4,342,017	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. Term SOFR + 0.654%), 4.00%, 03/25/36(d)	4,215,523
9,145,230	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. Term SOFR + 0.489%), 4.14%, 07/25/36(d)	7,719,599
4,480,803	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. Term SOFR + 0.714%), 4.37%, 01/25/36(d)	4,104,829
3,097,204	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. Term SOFR + 0.414%), 4.07%, 03/25/37(d)	1,456,232
4,000,000	FirstKey Homes Trust, Series 2022-SFR1, Class E1, 5.00%, 05/19/39(b)	3,956,968
4,000,000	FirstKey Homes Trust, Series 2022-SFR1, Class E2, 5.00%, 05/19/39(b)	3,945,181
1,293,604	Fremont Home Loan Trust, Series 2005-D, Class M1, (1 mo. Term SOFR + 0.729%), 4.38%, 11/25/35(d)	1,191,873
1,500,000	FRTKL, Series 2021-SFR1, Class F, 3.17%, 09/17/38(b)	1,479,741

51

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$199,868	GMACM Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. Term SOFR + 0.614%), 4.27%, 02/25/36(d)	$194,962
4,395,867	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.33%, 06/20/31(d)	1,205,376
2,463,906	GSAA Home Equity Trust, Series 2005-14, Class 1A2, (1 mo. Term SOFR + 0.814%), 4.47%, 12/25/35(d)	1,097,326
7,583,572	GSAA Home Equity Trust, Series 2006-5, Class 1A1, (1 mo. Term SOFR + 0.474%), 4.13%, 03/25/36(d)	2,094,459
14,324,597	GSAA Home Equity Trust, Series 2007-9, Class A3A, 7.00%, 10/25/37	5,390,648
314,652	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/25/46(d)	106,163
3,216,758	GSAMP Trust, Series 2007-HS1, Class M5, (1 mo. Term SOFR + 3.489%), 7.14%, 02/25/37(d)	3,214,788
2,054,173	Home Equity Asset Trust, Series 2007- 1, Class 2A3, (1 mo. Term SOFR + 0.414%), 4.07%, 05/25/37(d)	1,814,056
2,878,035	Home Partners of America Trust, Series 2021-2, Class F, 3.80%, 12/17/26(b)	2,840,181
3,584,798	Home Partners of America Trust, Series 2021-3, Class F, 4.24%, 01/17/41(b)	3,321,504
4,180,124	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 6.23%, 12/25/36	1,266,402
28,366	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.53%, 09/25/37(b)	28,344
99,348	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1, Class A4, STEP, 6.63%, 07/25/36	24,612
195,932	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2, Class A3, (1 mo. Term SOFR + 0.294%), 3.95%, 07/25/36(d)	91,039
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$262,358	Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(d)	$263,796
195,580	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. Term SOFR + 0.204%), 3.86%, 06/25/37(b)(d)	129,233
1,058,439	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. Term SOFR + 2.414%), 6.07%, 12/25/37(d)	1,088,918
3,590,386	Long Beach Mortgage Loan Trust, Series 2006-2, Class 1A, (1 mo. Term SOFR + 0.474%), 4.13%, 03/25/46(d)	3,160,519
4,651,430	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. Term SOFR + 0.434%), 4.09%, 10/25/36(d)	1,399,950
1,003,706	Mastr Asset Backed Securities Trust, Series 2007-NCW, Class A1, (1 mo. Term SOFR + 0.414%), 4.07%, 05/25/37(b)(d)	909,983
3,586,722	MASTR Second Lien Trust, Series 2006-1, Class A, (1 mo. Term SOFR + 0.434%), 4.09%, 03/25/36(d)	185,835
1,792,199	MERIT Securities Corp., Series 13, Class M2, STEP, 7.88%, 12/28/33	1,707,070
6,744,136	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. Term SOFR + 0.614%), 4.27%, 10/25/37(d)	955,740
830,112	Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE4, Class A4, (1 mo. Term SOFR + 0.594%), 4.25%, 06/25/36(d)	406,540
5,338,846	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-NC1, Class A1, (1 mo. Term SOFR + 0.244%), 3.90%, 11/25/36(d)	2,284,668

52

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$452,766	Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-SEA1, Class 2A1, (1 mo. Term SOFR + 3.914%), 7.57%, 02/25/47(b)(d)	$443,655
3,576,072	Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class M1, (1 mo. Term SOFR + 0.654%), 4.31%, 02/25/36(d)	3,646,706
3,822,927	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.51%, 10/25/36	797,570
145,449	Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1, (1 mo. Term SOFR + 0.414%), 4.07%, 03/25/36(d)	149,092
5,733,571	New Century Home Equity Loan Trust, Series 2005-C, Class M2, (1 mo. Term SOFR + 0.789%), 4.44%, 12/25/35(d)	5,160,698
6,500,000	New Residential Mortgage Loan Trust, Series 2022-SFR1, Class F, 4.44%, 02/17/39(b)	6,392,449
310,317	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. Term SOFR + 0.514%), 4.17%, 10/25/36(b)(d)	646,076
559,534	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/15/27	380,993
9,752,270	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/15/30(d)	995,339
8,572,117	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/15/31(d)	389,012
5,947,218	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/15/31(d)	301,348
6,795,981	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/15/31(d)	385,772
429,976	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/15/22(d)	134,719
3,000,000	Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(b)	2,686,042
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,955,985	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class M2, STEP, 3.35%, 07/25/35	$2,528,366
2,485,166	Progress Residential Trust, Series 2021-SFR10, Class F, 4.61%, 12/17/40(b)	2,429,522
2,500,000	Progress Residential Trust, Series 2021-SFR11, Class F, 4.42%, 01/17/39(b)	2,427,266
3,500,000	Progress Residential Trust, Series 2021-SFR8, Class F, 3.18%, 10/17/38(b)	3,463,401
2,400,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.05%, 11/17/40(b)	2,315,414
4,000,000	Progress Residential Trust, Series 2022-SFR1, Class F, 4.88%, 02/17/41(b)	3,868,288
3,000,000	Progress Residential Trust, Series 2022-SFR1, Class G, 5.52%, 02/17/41(b)	2,923,707
1,548,000	Progress Residential Trust, Series 2022-SFR3, Class E2, 5.60%, 04/17/39(b)	1,543,605
4,751,000	Progress Residential Trust, Series 2022-SFR4, Class E1, 6.12%, 05/17/41(b)	4,729,813
925,000	Progress Residential Trust, Series 2023-SFR1, Class E1, 6.15%, 03/17/40(b)	917,126
1,144,424	RAAC Trust, Series 2006-SP3, Class M3, (1 mo. Term SOFR + 1.464%), 5.12%, 08/25/36(d)	1,195,621
3,825,000	Residential Asset Securities Corp. Trust, Series 2005-KS10, Class M4, (1 mo. Term SOFR + 0.984%), 4.64%, 11/25/35(d)	3,406,211
1,180,057	Residential Asset Securities Corp. Trust, Series 2006-KS4, Class M2, (1 mo. Term SOFR + 0.404%), 4.20%, 06/25/36(d)	1,163,494
3,500,000	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.70%, 11/25/31(b)(d)	3,330,194

53

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,581,954	RMF Buyout Issuance Trust, Series 2021-HB1, Class M6, 6.00%, 11/25/31(b)(d)	$3,206,627
4,218,455	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. Term SOFR + 0.594%), 4.25%, 09/25/36(d)	3,560,744
8,528,973	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. Term SOFR + 0.404%), 4.06%, 01/25/47(d)	8,398,013
5,395,129	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. Term SOFR + 0.654%), 4.31%, 02/25/37(d)	2,161,533
11,889,643	Soundview Home Loan Trust, Series 2006-OPT5, Class M1, (1 mo. Term SOFR + 0.489%), 4.14%, 07/25/36(d)	10,440,137
4,561,028	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. Term SOFR + 0.789%), 4.44%, 11/25/35(d)	4,238,631
4,397,564	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. Term SOFR + 0.864%), 4.52%, 07/25/35(d)	3,287,867
2,528,448	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. Term SOFR + 0.774%), 4.43%, 02/25/37(d)	4,856,943
1,500,000	Tricon Residential Trust, Series 2021-SFR1, Class F, 3.69%, 07/17/38(b)	1,491,928
968,000	Tricon Residential Trust, Series 2021-SFR1, Class G, 4.13%, 07/17/38(b)	962,172
1,600,000	Tricon Residential Trust, Series 2022-SFR1, Class E2, 5.74%, 04/17/39(b)	1,587,316
4,000,000	Tricon Residential Trust, Series 2022-SFR2, Class E, 7.51%, 07/17/40(b)	3,985,414
2,403,341	Vista Point Securitization Trust, Series 2025-CES3, Class A1, STEP, 5.30%, 11/25/55(b)	2,401,240
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,139,893	VOLT CVI LLC, Series 2021-NP12, Class A1, STEP, 6.73%, 12/26/51(b)	$2,141,484
3,750,225	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE1, Class 2A3, (1 mo. Term SOFR + 0.414%), 4.07%, 01/25/37(d)	1,680,949
1,474,725	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE1, Class 2A4, (1 mo. Term SOFR + 0.574%), 4.23%, 01/25/37(d)	660,681
4,777,420	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2, Class 2A3, (1 mo. Term SOFR + 0.614%), 4.27%, 04/25/37(d)	1,696,993
7,518,327	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. Term SOFR + 0.514%), 4.17%, 06/25/37(b)(d)	2,282,418
		303,719,761
Total Asset-Backed Securities (Cost $412,430,422)		308,195,277

NON-AGENCY MORTGAGE-BACKED SECURITIES — 24.9%
COLLATERALIZED MORTGAGE OBLIGATIONS — 23.1%
1,579,000	ACRA Trust, Series 2024-NQM1, Class B1, 8.16%, 10/25/64(b)(d)	1,603,324
2,500,000	ACRA Trust, Series 2024-NQM1, Class M1B, 7.19%, 10/25/64(b)(d)	2,542,826
2,726	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 4.78%, 07/25/35(d)	2,717
1,322,796	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 5.45%, 03/25/37(d)	838,134
1,179	Ajax Mortgage Loan Trust, Series 2017-D, Class B, 2.15%, 12/25/57(b)(d)	411
1,347,802	Ajax Mortgage Loan Trust, Series 2021-C, Class B, STEP, 6.72%, 01/25/61(b)	1,334,616

54

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,016,912	Ajax Mortgage Loan Trust, Series 2021-C, Class C, 1.32%, 01/25/61(b)(f)	$3,234,449
4,574,485	Ajax Mortgage Loan Trust, Series 2021-D, Class A, STEP, 6.00%, 03/25/60(b)	4,577,886
2,182,726	Ajax Mortgage Loan Trust, Series 2021-D, Class B, 7.00%, 03/25/60(b)(d)	2,167,846
2,903,734	Ajax Mortgage Loan Trust, Series 2021-D, Class C, 0.00%, 03/25/60(b)(d)	3,591,868
3,041,340	Ajax Mortgage Loan Trust, Series 2021-E, Class B2, 3.92%, 12/25/60(b)(d)	1,853,226
4,000,000	Ajax Mortgage Loan Trust, Series 2021-E, Class M1, 2.94%, 12/25/60(b)(d)	2,856,721
5,788,313	Ajax Mortgage Loan Trust, Series 2021-F, Class A, STEP, 5.88%, 06/25/61(b)	5,792,118
2,224,434	Ajax Mortgage Loan Trust, Series 2021-F, Class B, STEP, 6.75%, 06/25/61(b)	2,212,283
3,146,042	Ajax Mortgage Loan Trust, Series 2021-F, Class C, 0.35%, 06/25/61(b)(f)	3,149,094
4,381,775	Ajax Mortgage Loan Trust, Series 2022-A, Class A1, STEP, 3.50%, 10/25/61(b)	4,259,573
532,000	Ajax Mortgage Loan Trust, Series 2022-A, Class A2, 3.00%, 10/25/61(b)(d)	497,739
914,036	Ajax Mortgage Loan Trust, Series 2022-A, Class A3, 3.00%, 10/25/61(b)(d)	850,435
2,128,000	Ajax Mortgage Loan Trust, Series 2022-A, Class B, 3.00%, 10/25/61(b)	1,730,853
1,001,542	Ajax Mortgage Loan Trust, Series 2022-A, Class C, 3.00%, 10/25/61(b)	1,327,578
999,392	Ajax Mortgage Loan Trust, Series 2022-A, Class M1, 3.00%, 10/25/61(b)	924,705
3,453,061	Ajax Mortgage Loan Trust, Series 2022-A, Class M2, 3.00%, 10/25/61(b)	2,898,814
88,700	Ajax Mortgage Loan Trust, Series 2022-A, Class M3, 3.00%, 10/25/61(b)	73,850
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,352,398	Ajax Mortgage Loan Trust, Series 2022-B, Class A1, STEP, 3.50%, 03/27/62(b)	$6,151,614
403,400	Ajax Mortgage Loan Trust, Series 2022-B, Class A2, 3.00%, 03/27/62(b)(d)	376,704
345,800	Ajax Mortgage Loan Trust, Series 2022-B, Class A3, 3.00%, 03/27/62(b)(d)	320,622
1,921,100	Ajax Mortgage Loan Trust, Series 2022-B, Class B, 3.00%, 03/27/62(b)	1,587,016
2,022,238	Ajax Mortgage Loan Trust, Series 2022-B, Class C, 3.00%, 03/27/62(b)	1,636,498
259,300	Ajax Mortgage Loan Trust, Series 2022-B, Class M1, 3.00%, 03/27/62(b)	239,055
1,287,100	Ajax Mortgage Loan Trust, Series 2022-B, Class M2, 3.00%, 03/27/62(b)	1,150,154
7,415,695	Ajax Mortgage Loan Trust, Series 2023-A, Class A1, STEP, 3.50%, 07/25/62(b)	7,055,101
481,800	Ajax Mortgage Loan Trust, Series 2023-A, Class A2, 3.00%, 07/25/62(b)(d)	443,823
273,000	Ajax Mortgage Loan Trust, Series 2023-A, Class A3, 2.50%, 07/25/62(b)(d)	245,030
1,605,800	Ajax Mortgage Loan Trust, Series 2023-A, Class B, 2.50%, 07/25/62(b)(d)	1,236,482
1,382,121	Ajax Mortgage Loan Trust, Series 2023-A, Class C, 2.50%, 07/25/62(b)(d)	772,984
827,000	Ajax Mortgage Loan Trust, Series 2023-A, Class M1, 2.50%, 07/25/62(b)(d)	729,280
9,583,473	Ajax Mortgage Loan Trust, Series 2023-C, Class A1, STEP, 3.50%, 05/25/63(b)	9,195,054
782,700	Ajax Mortgage Loan Trust, Series 2023-C, Class A2, 3.00%, 05/25/63(b)(d)	710,230
417,400	Ajax Mortgage Loan Trust, Series 2023-C, Class A3, 2.50%, 05/25/63(b)(d)	369,432
3,807,066	Ajax Mortgage Loan Trust, Series 2023-C, Class C, 2.50%, 05/25/63(b)(d)	2,068,180

55

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$365,300	Ajax Mortgage Loan Trust, Series 2023-C, Class M1, 2.50%, 05/25/63(b)(d)	$320,811
2,264,500	Ajax Mortgage Loan Trust, Series 2023-C, Class M2, 2.50%, 05/25/63(b)(d)	1,872,838
970,563	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 4.47%, 09/25/46(d)	926,464
655,373	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.75%, 06/25/37	586,556
3,324,000	Angel Oak Mortgage Trust, Series 2020-R1, Class B2, 4.61%, 04/25/53(b)(d)	2,989,249
13,566,714	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 2.96%, 07/31/57(b)(d)	4,925,755
3,375,628	Banc of America Alternative Loan Trust, Series 2006-7, Class A4, STEP, 6.50%, 10/25/36	836,362
760,694	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. Term SOFR + 0.514%), 4.17%, 01/25/37(d)	638,395
64,573	Banc of America Funding Corp. Trust, Series 2005-F, Class 6A1, 4.44%, 09/20/35(d)	58,493
224,612	Banc of America Funding Corp. Trust, Series 2006-A, Class 3A2, 4.58%, 02/20/36(d)	203,633
155,271	Banc of America Funding Corp. Trust, Series 2006-E, Class 2A1, 5.40%, 06/20/36(d)	142,670
841,692	Banc of America Funding Corp. Trust, Series 2007-1, Class TA5, STEP, 6.59%, 01/25/37	789,679
4,018,706	Banc of America Funding Corp. Trust, Series 2015-R3, Class 1A2, 3.81%, 03/27/36(b)(d)	3,404,334
208,380	Banc of America Mortgage Trust, Series 2005-I, Class 2A5, 4.51%, 10/25/35(d)	197,516
1,914,528	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A2, STEP, 7.36%, 10/25/63(b)	1,929,822
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,156,026	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class A3, STEP, 7.69%, 10/25/63(b)	$1,165,659
963,000	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B1, 7.94%, 10/25/63(b)(d)	970,766
810,100	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B2, 7.94%, 10/25/63(b)(d)	815,519
2,216,500	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class B3, 7.94%, 10/25/63(b)(d)	2,176,343
1,605,000	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class M1, 7.94%, 10/25/63(b)(d)	1,619,271
304	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class SA, 0.00%, 10/25/63(b)(d)	277
20,684,600	Barclays Mortgage Loan Trust, Series 2023-NQM3, Class XS, 0.82%, 10/25/63(b)(d)	236,979
1,569,226	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, STEP, 5.90%, 01/25/64(b)	1,575,915
1,070,259	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A2, STEP, 6.11%, 01/25/64(b)	1,074,187
817,407	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A3, STEP, 6.31%, 01/25/64(b)	820,580
724,200	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B1, 8.09%, 01/25/64(b)(d)	731,104
663,800	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B2, 8.64%, 01/25/64(b)(d)	669,949
1,424,300	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class B3, 8.64%, 01/25/64(b)(d)	1,425,560
1,243,200	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class M1, 6.80%, 01/25/64(b)(d)	1,248,984
3,100	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class SA, 0.01%, 01/25/64(b)(d)	1,765
13,832,267	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class XS, 2.45%, 01/25/64(b)(d)	276,309
10,721,199	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class A1, STEP, 6.04%, 06/25/64(b)	10,795,961

56

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$845,350	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class A2, STEP, 6.30%, 06/25/64(b)	$851,237
1,475,028	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class A3, STEP, 6.50%, 06/25/64(b)	1,485,304
1,028,100	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class B1, 7.50%, 06/25/64(b)(d)	1,037,515
941,400	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class B2, 7.98%, 06/25/64(b)(d)	942,423
2,576,400	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class B3, 7.98%, 06/25/64(b)(d)	2,541,757
1,498,700	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class M1, 6.41%, 06/25/64(b)(d)	1,504,302
1,813	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class SA, 0.00%, 06/25/64(b)(d)	1,513
19,086,179	Barclays Mortgage Loan Trust, Series 2024-NQM3, Class XS, 0.10%, 06/25/64(b)(d)	359,662
1,417,649	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class A2, STEP, 5.10%, 12/26/64(b)	1,414,359
1,588,040	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class A3, STEP, 5.25%, 12/26/64(b)	1,585,232
817,900	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class B1, 6.96%, 12/26/64(b)(d)	818,750
623,800	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class B2, 7.54%, 12/26/64(b)(d)	621,684
1,427,800	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class B3, 7.54%, 12/26/64(b)(d)	1,392,877
1,344,600	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class M1, 6.31%, 12/26/64(b)(d)	1,350,469
2,600	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class SA, 0.01%, 12/26/64(b)(d)	1,998
22,290,986	Barclays Mortgage Loan Trust, Series 2024-NQM4, Class XS, 0.09%, 12/26/64(b)(d)	720,050
4,548,125	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A1, STEP, 5.66%, 01/25/65(b)	4,579,772
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,215,736	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A2, STEP, 5.87%, 01/25/65(b)	$1,225,721
1,157,843	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class A3, STEP, 5.97%, 01/25/65(b)	1,167,307
871,700	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class B1, 6.94%, 01/25/65(b)(d)	872,379
757,900	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class B2, 7.75%, 01/25/65(b)(d)	757,831
1,680,300	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class B3, 7.75%, 01/25/65(b)(d)	1,649,486
1,402,300	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class M1, 6.49%, 01/25/65(b)(d)	1,412,659
2,518	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class SA, 0.00%, 01/25/65(b)(d)	2,411
20,410,544	Barclays Mortgage Loan Trust, Series 2025-NQM1, Class XS, 0.09%, 01/25/65(b)(d)	601,748
12,405,923	Barclays Mortgage Loan Trust, Series 2025-NQM2, Class A1, STEP, 5.76%, 05/25/65(b)	12,561,514
982,378	Barclays Mortgage Loan Trust, Series 2025-NQM2, Class A2, STEP, 5.94%, 05/25/65(b)	994,075
1,930,038	Barclays Mortgage Loan Trust, Series 2025-NQM2, Class A3, STEP, 6.04%, 05/25/65(b)	1,953,001
720,300	Barclays Mortgage Loan Trust, Series 2025-NQM2, Class B1, 7.66%, 05/25/65(b)(d)	734,573
286,000	Barclays Mortgage Loan Trust, Series 2025-NQM2, Class B2, 7.66%, 05/25/65(b)(d)	283,761
53,000	Barclays Mortgage Loan Trust, Series 2025-NQM2, Class B3, 7.66%, 05/25/65(b)(d)	47,556
1,461,700	Barclays Mortgage Loan Trust, Series 2025-NQM2, Class M1, 6.71%, 05/25/65(b)(d)	1,474,396
88	Barclays Mortgage Loan Trust, Series 2025-NQM2, Class SA, 0.00%, 05/25/65(b)(d)	87
17,839,340	Barclays Mortgage Loan Trust, Series 2025-NQM2, Class XS2, 0.09%, 05/25/65(b)(d)	454,220

57

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$17,905,975	Barclays Mortgage Loan Trust, Series 2025-NQM4, Class PT2, 0.00%, 07/25/65(b)(d)	$18,423,088
18,234,642	Barclays Mortgage Loan Trust, Series 2025-NQM5, Class PT2, 0.00%, 10/25/55(b)(d)	18,604,753
17,865,030	Barclays Mortgage Loan Trust, Series 2025-NQM7, Class PT2, 0.00%, 12/25/64(b)(d)	18,190,558
14,041,959	Barclays Mortgage Loan Trust, Series 2026-NQM3, Class PT2, 0.00%, 01/25/66(b)(d)	14,236,081
18,806,400	Barclays Mortgage Loan Trust, Series 2026-NQM4, Class PT2, 5.54%, 05/25/56(b)(d)(g)	19,274,700
4,642,948	Barclays Mortgage Trust, Series 2022-RPL1, Class A, STEP, 7.25%, 02/25/28(b)	4,644,371
1,206,555	Barclays Mortgage Trust, Series 2022-RPL1, Class B, STEP, 7.25%, 02/25/28(b)	1,201,874
1,987,758	Barclays Mortgage Trust, Series 2022-RPL1, Class C, 6.88%, 02/25/28(b)(f)	715,593
8,095	Barclays Mortgage Trust, Series 2022-RPL1, Class SA, 3.85%, 02/25/28(b)(f)	7,402
1,372,505	BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.53%, 12/26/37(b)(d)	1,017,871
444,254	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 4.33%, 02/25/36(d)	413,207
163,093	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.05%, 05/25/47(d)	147,787
659,781	Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, (1 mo. Term SOFR + 0.554%), 4.21%, 04/25/36(d)	601,059
2,015,686	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. Term SOFR + 0.434%), 4.09%, 11/25/36(d)	1,860,538
2,906,527	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A1, (1 mo. Term SOFR + 0.464%), 4.12%, 03/25/36(d)	292,648
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,906,527	Bear Stearns Asset Backed Securities I Trust, Series 2006-AC2, Class 22A3, (1 mo. Term SOFR + 0.464%), 4.12%, 03/25/36(d)	$292,648
337,749	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. Term SOFR + 0.394%), 4.05%, 08/25/36(d)	335,867
2,627,000	BRAVO Residential Funding Trust, Series 2021-NQM2, Class M1, 2.29%, 03/25/60(b)(d)	2,549,273
1,500,000	BRAVO Residential Funding Trust, Series 2024-NQM7, Class B1, 7.33%, 10/27/64(b)(d)	1,523,549
1,500,000	BRAVO Residential Funding Trust, Series 2024-NQM7, Class B2, 7.78%, 10/27/64(b)(d)	1,509,178
786,795	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 06/25/34(b)(d)	763,318
1,530,387	CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 06/25/34(b)(d)	1,478,274
1,702,094	Chase Mortgage Finance Corp., Series 2016-SH1, Class M4, 3.75%, 04/25/45(b)(d)	1,540,814
5,213,674	Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.00%, 03/25/37	2,658,461
3,546,731	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37	1,378,709
10,860,984	ChaseFlex Trust, Series 2007-1, Class 2A7, 6.00%, 02/25/37(e)	3,294,940
912,411	CHNGE Mortgage Trust, Series 2022- 1, Class A1, 4.01%, 01/25/67(b)(d)	879,438
1,403,922	Citicorp Mortgage Securities Trust, Series 2007-9, Class 1A1, 6.25%, 12/25/37	1,338,869
1,658,570	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/25/38	1,434,155
4,698	Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A2, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.400%), 5.90%, 10/25/35(d)	1,179

58

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$38,696	Citigroup Mortgage Loan Trust, Series 2006-AR3, Class 1A2A, 4.55%, 06/25/36(d)	$37,578
2,586,934	Citigroup Mortgage Loan Trust, Series 2007-9, Class 1A1, 5.75%, 04/25/47(b)	1,184,995
64,456	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 5.36%, 05/25/35(d)	62,034
4,650,000	COLT Mortgage Loan Trust, Series 2021-2, Class B1, 3.18%, 08/25/66(b)(d)	3,444,121
2,354,000	COLT Mortgage Loan Trust, Series 2022-1, Class B1, 4.17%, 12/27/66(b)(d)	2,132,939
1,500,000	COLT Mortgage Loan Trust, Series 2024-INV4, Class B1, 7.17%, 05/25/69(b)(d)	1,511,065
3,635,090	COLT Mortgage Loan Trust, Series 2025-11, Class A1, 5.05%, 11/25/70(b)(d)	3,631,047
253,287	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/25/35	175,955
380,437	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. Term SOFR + 0.714%), 4.37%, 08/25/35(d)	355,703
4,093,593	Countrywide Alternative Loan Trust, Series 2005-42CB, Class A1, (1 mo. Term SOFR + 0.794%), 4.45%, 10/25/35(d)	2,222,914
3,023,408	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A6, (1 mo. Term SOFR + 0.614%), 4.27%, 11/25/35(d)	1,494,488
4,198,722	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. Term SOFR + 5.386%), 1.73%, 11/25/35(d)(e)	377,598
1,328,788	Countrywide Alternative Loan Trust, Series 2005-55CW, Class 2A3, (1 mo. Term SOFR + 0.464%), 4.14%, 11/25/35(d)	973,039
59,790	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 4.77%, 12/25/35(d)	61,193
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$37,420	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 1.000%), 4.51%, 12/25/35(d)	$34,337
1,674,776	Countrywide Alternative Loan Trust, Series 2005-79CB, Class A1, (1 mo. Term SOFR + 0.664%), 4.32%, 01/25/36(d)	789,650
558,445	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. Term SOFR + 0.564%), 4.22%, 05/25/35(d)	497,610
485,541	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/25/35	282,346
2,355,978	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. Term SOFR + 0.464%), 4.12%, 05/25/36(d)	847,976
1,535,715	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/25/36	732,075
2,800,489	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/25/36	1,038,772
873,183	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. Term SOFR + 0.464%), 4.12%, 08/25/36(d)	334,971
873,183	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. Term SOFR + 7.036%), 3.38%, 08/25/36(d)	156,132
900,130	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 08/25/36	433,220
6,561,661	Countrywide Alternative Loan Trust, Series 2006-25CB, Class A1, 6.00%, 10/25/36	3,261,916
990,848	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. Term SOFR + 0.514%), 4.17%, 03/25/36(d)	301,483
1,761,303	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A5, (1 mo. Term SOFR + 6.986%), 3.33%, 03/25/36(d)	309,359

59

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,783,212	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/25/36	$1,072,363
1,008,552	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/25/37	487,335
730,166	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/25/37	339,147
1,032,170	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/25/37	550,880
2,360,139	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/25/37	1,259,630
4,498,972	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A7, (1 mo. Term SOFR + 0.454%), 4.11%, 02/25/37(d)	1,758,105
2,249,486	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A8, (1 mo. Term SOFR + 6.486%), 2.83%, 02/25/37(d)	363,368
86,246	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/25/36	70,119
244,688	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. Term SOFR + 0.514%), 4.17%, 05/25/36(d)	187,389
2,200,332	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/25/36	864,012
1,353,898	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (1 mo. Term SOFR + 1.500%), 2.69%, 11/20/46(d)	1,280,582
2,818,013	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 1.730%), 5.24%, 11/25/46(d)	2,385,511
546,844	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. Term SOFR + 0.494%), 4.15%, 11/25/46(d)	497,995
1,869,530	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. Term SOFR + 0.304%), 3.97%, 03/20/47(d)	1,638,057
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$340,859	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. Term SOFR + 0.534%), 4.19%, 05/25/36(d)	$324,537
1,453,484	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. Term SOFR + 0.474%), 4.13%, 04/25/46(d)	1,394,673
1,709,614	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/25/37	713,983
1,721,999	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/25/37	750,422
859,337	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/25/37	411,895
3,994,002	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/25/37	1,488,587
3,454,339	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/25/37	1,441,355
777,382	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/25/37	364,735
68,536	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.21%, 11/25/36	113,815
3,581,918	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average USD + 0.840%), 4.35%, 03/25/47(d)	3,268,063
114,054	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. Term SOFR + 0.474%), 4.13%, 04/25/47(d)	122,233
734,399	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. Term SOFR + 0.594%), 4.25%, 08/25/47(d)	689,014
844,548	Countrywide Alternative Resecuritization Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/25/36	415,367
1,327,121	Countrywide Alternative Resecuritization Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/25/37	633,429

60

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$678,238	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 4.35%, 01/25/36(d)	$634,590
3,647,085	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A9, (1 mo. Term SOFR + 1.514%), 5.17%, 08/25/35(d)	2,258,802
97,504	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/25/35	85,670
9,718,097	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 4.47%, 04/25/46(d)	2,534,851
1,488,730	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. Term SOFR + 0.514%), 4.17%, 04/25/46(d)	1,373,296
1,238,850	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/25/38	527,834
6,402,219	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-4, Class 1A71, 6.00%, 05/25/37	2,620,127
2,297,066	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-8, Class 1A12, 5.88%, 01/25/38	919,897
1,072,491	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-HYB1, Class 3A1, 4.14%, 03/25/37(d)	930,555
5,116,126	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-12, Class 2A1, 6.50%, 01/25/36	2,444,252
6,016,329	Credit Suisse Mortgage Capital Certificates Trust, Series 2006-6, Class 2A1, (1 mo. Term SOFR + 0.714%), 4.37%, 07/25/36(d)	741,589
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$880,313	Credit Suisse Mortgage Capital Certificates Trust, Series 2006-9, Class 3A1, 6.00%, 11/25/36	$772,431
2,343,680	Credit Suisse Mortgage Capital Certificates Trust, Series 2007-3, Class 1A1A, 5.84%, 04/25/37(d)	559,904
7,023,954	Credit Suisse Mortgage Capital Certificates Trust, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(b)	2,629,178
1,393,233	Credit Suisse Mortgage Capital Certificates Trust, Series 2014-2R, Class 17A3, 5.75%, 04/27/37(b)(d)(e)	1,255,893
4,292,991	Credit Suisse Mortgage Capital Certificates Trust, Series 2015-4R, Class 1A4, (1 mo. Term SOFR + 0.264%), 3.42%, 10/27/36(b)(d)	2,868,147
2,400,000	Credit Suisse Mortgage Capital Certificates Trust, Series 2020-SPT1, Class B2, 3.39%, 04/25/65(b)(d)	2,174,939
357,049	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-JR1, Class PT2, 3.14%, 07/26/60(b)(d)	147,672
3,289,850	Credit Suisse Mortgage Capital Certificates Trust, Series 2021-NQM2, Class B1, 3.44%, 02/25/66(b)(d)	2,598,770
4,578,572	Cross Mortgage Trust, Series 2025-H8, Class A1A, STEP, 5.00%, 11/25/70(b)	4,565,234
6,037,358	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. Term SOFR + 1.464%), 5.12%, 11/25/35(d)	1,166,758
1,626,000	Deephaven Residential Mortgage Trust, Series 2021-1, Class B1, 3.10%, 05/25/65(b)(d)	1,495,843
3,314,000	Deephaven Residential Mortgage Trust, Series 2022-1, Class B1, 4.26%, 01/25/67(b)(d)	2,768,241
5,495,383	Deephaven Residential Mortgage Trust, Series 2025-INV1, Class A1, 5.09%, 11/25/60(b)(d)	5,483,571

61

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,906,702	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust, Series 2006-PR1, Class CWA1, 6.00%, 06/25/35(b)(d)	$1,422,403
2,797,000	Ellington Financial Mortgage Trust, Series 2021-1, Class B1, 3.14%, 02/25/66(b)(d)	2,105,350
3,845,547	Ellington Financial Mortgage Trust, Series 2025-NQM5, Class A1, 5.03%, 11/25/70(b)(d)	3,835,385
463,406	Gaea Mortgage Loan Trust, Series 2025-A, Class A, 6.75%, 02/25/30(b)(d)	456,509
2,000,000	GCAT Trust, Series 2020-NQM2, Class B1, 4.85%, 04/25/65(b)(d)	1,889,316
3,437,000	GCAT Trust, Series 2021-NQM7, Class B1, 4.50%, 08/25/66(b)(d)	2,984,730
368,052	GMACM Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 3.85%, 11/19/35(d)	142,842
3,027,439	GS Mortgage-Backed Securities Trust, Series 2025-NQM5, Class A1, STEP, 5.01%, 07/25/65(b)	3,008,500
2,252,708	GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, (1 mo. Term SOFR + 0.514%), 4.17%, 06/25/34(b)(d)	2,054,806
2,145,174	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. Term SOFR + 0.464%), 4.12%, 01/25/35(b)(d)	1,881,198
2,972,470	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, (1 mo. Term SOFR + 0.464%), 4.12%, 09/25/35(b)(d)	2,574,601
821,181	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. Term SOFR + 0.464%), 4.12%, 01/25/36(b)(d)	664,316
3,496,895	GSMSC Resecuritization Trust, Series 2015-5R, Class 1D, (1 mo. Term SOFR + 0.254%), 3.28%, 04/26/37(b)(d)	1,988,212
111,563	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 6.33%, 01/25/35(d)	110,543
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,374,550	GSR Mortgage Loan Trust, Series 2006-7F, Class 4A2, 6.50%, 08/25/36	$540,510
21,479	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 4.38%, 01/25/36(d)	26,295
423,158	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37	262,406
6,963,138	GSR Mortgage Loan Trust, Series 2007-OA2, Class 2A1, 2.89%, 06/25/47(d)	3,926,062
1,150,381	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. Term SOFR + 0.614%), 4.03%, 07/19/37(d)	1,142,304
92,172	HomeBanc Mortgage Trust, Series 2006-1, Class 2A1, 4.21%, 04/25/37(d)	90,912
5,287,754	HOMES Trust, Series 2025-NQM5, Class A1, 5.03%, 09/25/70(b)(d)	5,267,619
710,378	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 1A4, 6.00%, 07/25/37	479,175
11,610,177	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 0.41%, 07/25/47(d)	11,184
1,123,451	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX3, Class A2, (1 mo. Term SOFR + 0.654%), 4.31%, 06/25/37(d)	1,422,937
2,132,573	IndyMac INDX Mortgage Loan Trust, Series 2007-FLX5, Class 2A2, (1 mo. Term SOFR + 0.594%), 4.25%, 08/25/37(d)	1,989,297
553,026	JP Morgan Mortgage Trust, Series 2007-A5, Class 2A1, 2.60%, 10/25/37(d)	355,130
6,151,805	JP Morgan Mortgage Trust, Series 2007-S3, Class 1A10, 6.25%, 08/25/37	1,570,779
4,742	JP Morgan Mortgage Trust, Series 2017-5, Class A1B, 4.72%, 10/26/48(b)(d)	4,741
1,075,375	JP Morgan Mortgage Trust, Series 2019-9, Class B6, 3.67%, 05/25/50(b)(d)	616,642
64,677,286	JP Morgan Mortgage Trust, Series 2021-INV5, Class A2X, 0.50%, 12/25/51(b)(d)	1,807,627

62

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,714,315	JP Morgan Mortgage Trust, Series 2021-INV5, Class A5X, 0.50%, 12/25/51(b)(d)	$131,758
84,858,335	JP Morgan Mortgage Trust, Series 2021-INV5, Class AX1, 0.19%, 12/25/51(b)(d)	884,691
1,184,169	JP Morgan Mortgage Trust, Series 2021-INV5, Class B4, 3.19%, 12/25/51(b)(d)	984,446
414,484	JP Morgan Mortgage Trust, Series 2021-INV5, Class B5, 3.19%, 12/25/51(b)(d)	337,990
1,416,980	JP Morgan Mortgage Trust, Series 2021-INV5, Class B6, 2.83%, 12/25/51(b)(d)	742,323
26,890,800	JP Morgan Mortgage Trust, Series 2021-INV7, Class A2X, 0.50%, 02/25/52(b)(d)	762,255
15,014,209	JP Morgan Mortgage Trust, Series 2021-INV7, Class A3X, 0.50%, 02/25/52(b)(d)	265,634
7,872,776	JP Morgan Mortgage Trust, Series 2021-INV7, Class A4X, 0.50%, 02/25/52(b)(d)	325,046
2,928,154	JP Morgan Mortgage Trust, Series 2021-INV7, Class A5X, 0.50%, 02/25/52(b)(d)	83,002
52,706,016	JP Morgan Mortgage Trust, Series 2021-INV7, Class AX1, 0.27%, 02/25/52(b)(d)	793,204
3,509,146	JP Morgan Mortgage Trust, Series 2021-INV7, Class B1, 3.27%, 02/25/52(b)(d)	3,025,434
823,546	JP Morgan Mortgage Trust, Series 2021-INV7, Class B2, 3.27%, 02/25/52(b)(d)	701,661
1,145,737	JP Morgan Mortgage Trust, Series 2021-INV7, Class B3, 3.27%, 02/25/52(b)(d)	966,761
608,752	JP Morgan Mortgage Trust, Series 2021-INV7, Class B4, 3.27%, 02/25/52(b)(d)	509,522
250,593	JP Morgan Mortgage Trust, Series 2021-INV7, Class B5, 3.27%, 02/25/52(b)(d)	206,937
820,238	JP Morgan Mortgage Trust, Series 2021-INV7, Class B6, 2.93%, 02/25/52(b)(d)	422,251
3,534,568	Legacy Mortgage Asset Trust, Series 2019-SL2, Class B, 7.75%, 02/25/59(b)(f)	777,036
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,235,757	Legacy Mortgage Asset Trust, Series 2019-SL2, Class M, 4.25%, 02/25/59(b)(d)	$3,765,071
16,967,120	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IM1, (1 mo. Term SOFR + 0.684%), 4.34%, 01/25/47(d)	509
4,163,747	MASTR Asset Securitization Trust, Series 2007-1, Class 1A4, 6.50%, 11/25/37	670,103
2,023,272	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A3, 7.50%, 05/25/35(b)	1,359,114
892,086	MASTR Resecuritization Trust, Series 2008-3, Class A1, 5.13%, 08/25/37(b)(d)	281,206
7,815,864	MCM Trust, Series 2021-VFN1, 2.50%, 09/25/31(b)(e)(g)	7,475,502
5,267,489	MCM Trust, Series 2021-VFN1, Class CERT, 3.00%, 09/25/31(b)(e)(g)	4,185,597
1,218,778	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. Term SOFR + 0.534%), 4.19%, 04/25/37(d)	986,205
467,366	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.34%, 05/25/36(d)	296,122
317,199	Merrill Lynch Mortgage Investors Trust, Series 2006-AF2, Class AF1, 6.25%, 10/25/36	107,466
1,554,475	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 3.62%, 05/26/37(b)	2,038,486
1,867,389	Morgan Stanley Resecuritization Trust, Series 2013-R7, Class 1B, (1 mo. Term SOFR + 0.274%), 4.11%, 12/26/46(b)(d)	1,724,819
455,286	MortgageIT Trust, Series 2004-1, Class B1, (1 mo. Term SOFR + 1.914%), 5.57%, 11/25/34(d)	430,407
1,389,000	New Residential Mortgage Loan Trust, Series 2020-NQM1, Class B2, 4.52%, 01/26/60(b)(d)	1,177,968
3,427,978	NYMT Trust, Series 2024-RR1, Class A, STEP, 7.38%, 05/25/64(b)	3,407,344

63

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$4,000,000	OBX Trust, Series 2021-J1, Class A7, 2.50%, 05/25/51(b)(d)	$2,749,416
1,479,478	Prime Mortgage Trust, Series 2006- DR1, Class 2A1, 5.50%, 05/25/35(b)	1,390,475
865,514	Prime Mortgage Trust, Series 2006- DR1, Class 2A2, 6.00%, 05/25/35(b)	734,987
4,920,752	PRPM Trust, Series 2025-NQM5, Class A1A, STEP, 5.18%, 10/25/70(b)	4,912,896
7,974,888	RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/51(b)(d)	7,122,838
219,316	Reperforming Loan REMIC Trust, Series 2006-R2, Class AF1, (1 mo. Term SOFR + 0.534%), 4.19%, 07/25/36(b)(d)	209,166
4,689,617	Residential Accredit Loans, Inc., Series 2005-QA10, Class A21, 4.60%, 09/25/35(d)	1,653,316
1,100,297	Residential Accredit Loans, Inc., Series 2005-QA12, Class NB4, 5.44%, 12/25/35(d)	972,868
421,662	Residential Accredit Loans, Inc., Series 2006-QO5, Class 2A1, (1 mo. Term SOFR + 0.494%), 4.15%, 05/25/46(d)	393,102
330,196	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/25/36	290,981
2,213,460	Residential Accredit Loans, Inc., Series 2007-QS1, Class 1A5, (1 mo. Term SOFR + 0.664%), 4.32%, 01/25/37(d)	1,672,239
643,137	Residential Asset Securitization Trust, Series 2006-A7CB, Class 2A5, (1 mo. Term SOFR + 0.364%), 4.02%, 07/25/36(d)	101,974
3,787,484	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA3, Class 1A, 4.14%, 08/25/35(d)	1,463,503
1,666,132	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA4, Class 2A1, 5.17%, 09/25/35(d)	910,508
404,626	Residential Funding Mortgage Securities I, Inc. Trust, Series 2005-SA5, Class 3A, 5.69%, 11/25/35(d)	168,410
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$6,684,471	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA2, Class 2A1, 5.49%, 08/25/36(d)	$4,426,743
70,232	Residential Funding Mortgage Securities I, Inc. Trust, Series 2006-SA3, Class 2A1, 6.08%, 09/25/36(d)	36,597
2,150,000	Residential Mortgage Loan Trust, Series 2020-1, Class B2, 4.67%, 01/26/60(b)(d)	2,002,542
3,750,000	Residential Mortgage Loan Trust, Series 2020-2, Class B2, 5.40%, 05/25/60(b)(d)	3,735,583
2,814,000	Residential Mortgage Loan Trust, Series 2021-1R, Class B1, 3.42%, 01/25/65(b)(d)	2,586,527
2,580,198	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, STEP, 7.76%, 04/25/30(b)	2,579,774
2,381,311	Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1, 5.14%, 11/25/65(b)(d)	2,377,783
100,000	SG Residential Mortgage Trust, Series 2019-3, Class B1, 4.08%, 09/25/59(b)(d)	95,878
175,000	SG Residential Mortgage Trust, Series 2020-2, Class B1, 4.25%, 05/25/65(b)(d)	161,776
257,000	SG Residential Mortgage Trust, Series 2020-2, Class M1, 3.19%, 05/25/65(b)(d)	234,526
2,425,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1, Class B2, 4.68%, 01/28/50(b)(d)	2,301,683
741,488	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 4.49%, 05/25/35(d)	615,551
1,476,474	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.92%, 04/25/36(d)	751,361
161,824	Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 4A1, (1 mo. Term SOFR + 0.474%), 4.13%, 06/25/36(d)	160,734

64

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,853,741	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. Term SOFR + 0.554%), 4.21%, 05/25/46(d)	$897,954
877,310	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. Term SOFR + 0.474%), 4.13%, 09/25/47(d)	817,510
1,675,781	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. Term SOFR + 0.464%), 4.12%, 06/25/35(b)(d)	1,452,641
13,186,781	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF3, Class 1A2, 6.00%, 10/25/36(b)	7,043,603
204,970	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 5.60%, 04/25/37(d)	82,758
126,187	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 6.07%, 04/25/37(d)	53,155
3,750,000	TRK Trust, Series 2021-INV1, Class B1, 3.29%, 07/25/56(b)(d)	3,119,640
4,000,000	TRK Trust, Series 2022-INV1, Class B1, 3.99%, 02/25/57(b)(d)	3,127,541
1,939,763	TVC Holdings Plc, Series 2021-1, Class A, 2.38%, 02/01/51(b)(e)(g)	1,824,140
1,322,747	TVC Holdings Plc, Series 2021-1, Class CERT, 0.01%, 02/01/51(b)(e)(f)(g)	1,053,749
3,162,000	Verus Securitization Trust, Series 2021- 1, Class B1, 2.98%, 01/25/66(b)(d)	2,517,371
5,000,000	Verus Securitization Trust, Series 2022- 1, Class B1, 4.01%, 01/25/67(b)(d)	3,959,440
1,000,000	Verus Securitization Trust, Series 2024- 2, Class B2, 8.67%, 02/25/69(b)(d)	1,012,064
2,000,000	Visio Trust, Series 2022-1, Class B1, 5.80%, 08/25/57(b)(d)	1,992,553
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,000,000	Vista Point Securitization Trust, Series 2020-2, Class B1, 4.90%, 04/25/65(b)(d)	$992,552
3,300,000	Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 04/25/65(b)(d)	3,209,031
23,902,473	Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 4.06%, 02/25/38(b)(d)	5,051,202
934,323	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-10, Class 1CB, 6.50%, 11/25/35	672,575
534,904	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-10, Class 2A6, 5.50%, 11/25/35	504,036
957,117	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-11, Class A1, 5.75%, 01/25/36	834,581
1,947,153	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-11, Class A7, 5.75%, 01/25/36	1,691,445
1,270,004	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2005-9, Class 5A3, (1 mo. Term SOFR + 1.464%), 5.12%, 11/25/35(d)	1,023,543
2,933,990	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-1, Class 4CB, 6.50%, 02/25/36	2,397,850
1,646,187	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-2, Class 2CB, 6.50%, 03/25/36	1,106,574
3,537,238	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-5, Class 3A3, STEP, 6.72%, 07/25/36	716,613
1,011,450	Washington Mutual Mortgage Pass- Through Certificates Trust, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.960%), 4.47%, 08/25/46(d)	590,265

65

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,121,488	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5, Class A6, 6.00%, 06/25/37	$2,894,704
559,167	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.82%, 07/25/37(d)	504,272
4,988,740	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.798%), 4.31%, 05/25/47(d)	4,294,756
1,781,189	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA5, Class 2A, (12 mo. Federal Reserve Cumulative Average USD + 0.798%), 4.31%, 06/25/47(d)	1,511,406
363,494	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A1, (1 mo. Term SOFR + 0.434%), 4.09%, 03/25/37(d)	307,723
3,036,831	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. Term SOFR + 6.566%), 2.91%, 03/25/37(d)	325,439
643,529	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A8, (1 mo. Term SOFR + 0.654%), 4.31%, 03/25/37(d)	529,501
578,611	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A9, (1 mo. Term SOFR + 0.604%), 4.26%, 03/25/37(d)	476,197
711,562	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 4.94%, 03/25/38(d)	611,213
1,455,712	Western Alliance Bank, Series 2021-CL2, Class M1, (SOFR 30A + 3.150%), 6.80%, 07/25/59(b)(d)	1,526,809
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,048,320	Western Alliance Bank, Series 2021-CL2, Class M2, (SOFR 30A + 3.700%), 7.35%, 07/25/59(b)(d)	$2,180,140
		585,355,506
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
483,370	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. Term SOFR + 0.819%), 4.50%, 01/25/36(b)(d)	458,926
412,358	Bayview Commercial Asset Trust, Series 2005-4A, Class M3, (1 mo. Term SOFR + 0.864%), 4.54%, 01/25/36(b)(d)	388,838
571,296	Bayview Commercial Asset Trust, Series 2006-2A, Class B1, (1 mo. Term SOFR + 1.419%), 5.07%, 07/25/36(b)(d)	551,970
4,764,760	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. Term SOFR + 2.364%), 6.02%, 10/25/37(b)(d)	2,730,636
4,717,631	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. Term SOFR + 2.364%), 6.02%, 12/25/37(b)(d)	4,249,476
587,806	CBA Commercial Small Balance Commercial Mortgage, Series 2007-1A, Class A, STEP, 6.26%, 07/25/39(b)	534,785
2,655,770	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-2A, Class M2, (1 mo. Term SOFR + 0.714%), 4.37%, 06/25/37(b)(d)	2,314,481
3,600,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-3A, Class M2, (1 mo. Term SOFR + 2.114%), 5.77%, 10/25/37(b)(d)	3,186,421
324,287	Velocity Commercial Capital Loan Trust, Series 2018-1, Class M6, 7.26%, 04/25/48(b)	294,529
1,044,577	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M4, 5.32%, 10/26/48(b)(d)	962,486
391,185	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M5, 6.36%, 10/26/48(b)(d)	354,934

66

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$755,129	Velocity Commercial Capital Loan Trust, Series 2018-2, Class M6, 7.05%, 10/26/48(b)(d)	$655,078
709,393	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M2, 4.01%, 03/25/49(b)(d)	656,581
803,582	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M3, 4.12%, 03/25/49(b)(d)	732,657
971,032	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M4, 4.61%, 03/25/49(b)(d)	876,500
704,182	Velocity Commercial Capital Loan Trust, Series 2019-1, Class M5, 5.70%, 03/25/49(b)(d)	624,059
199,899	Velocity Commercial Capital Loan Trust, Series 2019-2, Class M5, 4.93%, 07/25/49(b)(d)	173,499
602,151	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 02/25/50(b)(d)	456,946
1,344,944	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 02/25/50(b)(d)	1,035,033
1,567,327	Velocity Commercial Capital Loan Trust, Series 2021-1, Class M5, 3.97%, 05/25/51(b)(d)	1,190,846
1,060,216	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M5, 4.01%, 08/25/51(b)(d)	796,017
858,241	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M6, 4.92%, 08/25/51(b)(d)	619,323
1,583,396	Velocity Commercial Capital Loan Trust, Series 2021-2, Class M7, 6.54%, 08/25/51(b)(d)	1,075,249
3,606,491	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M5, 4.33%, 10/25/51(b)(d)	3,093,550
2,159,690	Velocity Commercial Capital Loan Trust, Series 2021-3, Class M7, 6.54%, 10/25/51(b)(d)	1,497,563
1,596,752	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M5, 5.68%, 12/26/51(b)(d)	1,292,113
2,622,988	Velocity Commercial Capital Loan Trust, Series 2021-4, Class M6, 6.86%, 12/26/51(b)(d)	2,106,445
3,458,162	Velocity Commercial Capital Loan Trust, Series 2022-1, Class M4, 5.20%, 02/25/52(b)(d)	2,889,807
Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$1,962,600	Velocity Commercial Capital Loan Trust, Series 2023-2, Class M2, 8.00%, 05/25/53(b)(d)	$1,983,714
1,618,429	Velocity Commercial Capital Loan Trust, Series 2023-4, Class M2, 9.08%, 11/25/53(b)(d)	1,653,879
454,422	Velocity Commercial Capital Loan Trust, Series 2023-4, Class M4, 10.69%, 11/25/53(b)(d)	431,440
2,043,428	Velocity Commercial Capital Loan Trust, Series 2025-MC1, Class A1, STEP, 8.16%, 05/25/55(b)	2,034,363
2,960,832	Velocity Commercial Capital Loan Trust, Series 2025-P2, Class A, 5.46%, 10/25/55(b)(d)	2,927,361
269,930	Velocity Commercial Capital Loan Trust, Series 2025-P2, Class M1, 6.04%, 10/25/55(b)(d)	266,698
301,541	Velocity Commercial Capital Loan Trust, Series 2025-P2, Class M2, 6.56%, 10/25/55(b)(d)	297,733
527,697	Velocity Commercial Capital Loan Trust, Series 2025-P2, Class M3, 6.85%, 10/25/55(b)(d)	521,063
313,705	Velocity Commercial Capital Loan Trust, Series 2025-P2, Class M4, 9.45%, 10/25/55(b)(d)	309,786
114,281	Velocity Commercial Capital Loan Trust, Series 2025-P2, Class M5, 10.21%, 10/25/55(b)(d)	104,119
		46,328,904
Total Non-Agency Mortgage-Backed Securities (Cost $716,300,366)		631,684,410

U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
10,416,697	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 10.63%, 07/25/56(b)(f)	1,637,890
14,501,041	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.54%, 07/25/56(b)(d)	1,662,076
4,601,653	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class BX, 1.96%, 11/25/57(d)	1,719,431

67

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,569,478	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class BX, 2.22%, 08/25/57(b)(d)	$744,426
29,416	Freddie Mac STACR Securitized Participation Interests Trust, Series 2018-SPI2, Class M2, 3.85%, 05/25/48(b)(d)	28,812
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $6,871,948)		5,792,635

U.S. GOVERNMENT SECURITIES — 28.8%
U.S. Treasury Bonds — 23.5%
41,315,000	3.63%, 08/15/43	34,982,185
42,400,000	3.63%, 02/15/44	35,693,844
48,055,000	3.38%, 05/15/44	38,915,164
47,350,000	3.13%, 08/15/44	36,785,031
47,550,000	3.00%, 02/15/47	35,090,414
52,750,000	2.75%, 08/15/47	36,953,848
66,000,000	3.00%, 08/15/48	47,875,781
46,350,000	3.38%, 11/15/48	35,912,197
47,000,000	3.00%, 02/15/49	33,926,289
47,300,000	2.88%, 05/15/49	33,250,422
81,560,000	1.25%, 05/15/50	38,243,994
103,400,000	1.63%, 11/15/50	53,291,390
82,250,000	2.38%, 05/15/51	50,847,207
78,500,000	3.00%, 08/15/52	55,087,988
36,500,000	4.00%, 11/15/52	30,976,524
		597,832,278
U.S. Treasury Notes — 5.3%
60,000,000	2.00%, 11/15/26	59,450,156
74,000,000	4.13%, 01/31/27	74,205,235
		133,655,391
Total U.S. Government Securities (Cost $1,035,579,124)		731,487,669
Principal Amount		Value
CASH SWEEP — 6.6%
$167,978,080	Citibank - U.S. Dollars on Deposit in Custody Account, 0.35%(h)	$167,978,080
Total Cash Sweep (Cost $167,978,080)		167,978,080

TOTAL INVESTMENTS — 99.5% (Cost $3,003,312,185)		$2,527,542,510
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		12,946,854
NET ASSETS — 100.0%		$2,540,489,364

(a)	A copy of the underlying funds’ financial statements is available upon request.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $767,256,941, which is 30.20% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(c)	Perpetual security with no stated maturity date.
(d)	Floating or variable rate security. For securities where the coupon is described as “SOFR + spread” and a single fixed rate is shown, the rate presented reflects the initial fixed rate in effect as of April 30, 2026. On the contractual reset date, these securities convert from the initial fixed rate to a floating rate based on the applicable SOFR reference rate plus the stated spread. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. The Reference Rate is defined below. Interest Rate shown reflects the rate in effect as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f)	Zero coupon security. The rate represents the current yield as of April 30, 2026.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $33,813,688 which is 1.33% of net assets and the cost is $35,204,862.
(h)	The rate shown represents the current yield as of April 30, 2026.
68

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Total Return Swap Agreements outstanding at April 30, 2026:

Reference Entity	Counterparty	Payment/ Expiration Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Depreciation
Total Return Swap Agreements
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,320.95 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	11/19/2026	$106,893	$(646,000)	$–	$(646,000)
Total return swap with Barclays receiving total return of the Barclays US Mortgage Backed Securities Index over the initial level of 2,330.56 and paying a (SOFR RATE + 0.750%) at expiration date	Barclays Bank Plc	12/11/2026	75,000	(547,300)	–	(547,300)
Total Return Swap Agreements						$(1,193,300)

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
PIK — Payment In Kind
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SOFR 30A — Secured Overnight Financing Rate 30 Day Average USD
SPDR — Standard & Poor’s Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar

69

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	April 30, 2026
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 27.8%
Banks — 6.4%
$5,000,000	Banco Santander SA, 4.55%, 11/06/30	$4,932,428
5,032,000	Bank of America Corp., (SOFR RATE + 0.960%), 1.73%, 07/22/27(a)	5,002,146
5,000,000	Bank of America Corp., (SOFR RATE + 1.000%), 5.16%, 01/24/31(a)	5,093,026
4,600,000	Barclays Plc, (SOFR RATE + 1.880%), 6.50%, 09/13/27(a)	4,633,453
2,000,000	BNP Paribas SA, (SOFR RATE + 1.450%), 4.79%, 05/09/29(a)(b)	2,005,806
5,000,000	CaixaBank SA MTN, (SOFR RATE + 1.210%), 4.82%, 04/22/32(a)(b)	4,967,580
5,000,000	Citigroup, Inc., (SOFR RATE + 1.364%), 5.17%, 02/13/30(a)	5,076,205
5,980,000	Fifth Third Bancorp, (SOFR RATE + 2.340%), 6.34%, 07/27/29(a)	6,192,418
5,000,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 1.135%), 4.69%, 10/23/30(a)	4,999,898
5,000,000	Huntington Bancshares, Inc., (SOFR RATE + 1.276%), 5.27%, 01/15/31(a)	5,082,105
5,000,000	ING Groep NV, (SOFR Index + 1.230%), 5.07%, 03/25/31(a)	5,052,871
5,940,000	JP Morgan Chase & Co., (SOFR RATE + 1.260%), 2.96%, 01/25/33(a)	5,392,063
4,600,000	JP Morgan Chase & Co., (SOFR RATE + 2.080%), 4.91%, 07/25/33(a)	4,613,414
4,600,000	Mitsubishi UFJ Financial Group, Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.750%), 1.54%, 07/20/27(a)	4,570,524
6,000,000	Morgan Stanley, (SOFR RATE + 1.730%), 5.47%, 01/18/35(a)	6,113,755
Principal Amount		Value
Banks (continued)
$5,100,000	Morgan Stanley Private Bank NA, (SOFR RATE + 1.080%), 4.73%, 07/18/31(a)	$5,092,761
5,335,000	Royal Bank of Canada GMTN, (SOFR RATE + 1.010%), 4.61%, 05/03/32(a)	5,303,465
5,520,000	Toronto-Dominion Bank (The) GMTN, 5.53%, 07/17/26	5,536,204
3,000,000	UBS AG, (SOFR RATE + 0.720%), 4.86%, 01/10/28(a)	3,011,442
5,000,000	UBS Group AG, (SOFR RATE + 3.730%), 4.19%, 04/01/31(a)(b)	4,884,819
7,470,000	US Bancorp, (SOFR RATE + 0.867%), 4.48%, 01/26/32(a)	7,383,674
		104,940,057
Communication Services — 0.5%
8,160,000	Alphabet, Inc., 4.10%, 02/15/31	8,064,254
Consumer Discretionary — 1.7%
5,736,000	General Motors Financial Co., Inc., 2.70%, 06/10/31	5,169,185
5,000,000	Hyundai Capital America, 4.90%, 06/23/28(b)	5,024,153
5,650,000	Royal Caribbean Cruises Ltd., 4.75%, 05/15/33	5,480,377
3,229,000	Southwest Airlines Co., 5.13%, 06/15/27	3,243,300
3,997,000	Toyota Motor Credit Corp. GMTN, 5.25%, 09/11/28	4,088,872
5,655,000	Verisk Analytics, Inc., 4.45%, 03/15/31	5,577,208
		28,583,095
Consumer Staples — 0.6%
5,000,000	Diageo Capital Plc, 5.63%, 10/05/33	5,203,686
5,000,000	Mars, Inc., 4.80%, 03/01/30(b)	5,050,646
		10,254,332
Energy — 1.9%
3,174,000	BP Capital Markets America, Inc., 4.81%, 02/13/33	3,183,113
5,000,000	Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	4,857,658

70

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Energy (continued)
$5,122,000	Energy Transfer LP, 4.95%, 06/15/28	$5,169,757
5,100,000	MPLX LP, 4.80%, 02/15/31	5,105,737
4,823,000	Pioneer Natural Resources Co., 2.15%, 01/15/31	4,355,248
3,500,000	Shell Finance US, Inc., 4.13%, 11/06/30	3,459,713
4,600,000	Williams Cos., Inc. (The), 3.75%, 06/15/27	4,569,394
		30,700,620
Financial Services — 3.7%
2,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 09/10/29	2,944,613
3,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.38%, 11/15/30	2,944,540
5,350,000	American Express Co., (SOFR RATE + 0.867%), 4.46%, 02/10/32(a)	5,294,428
5,000,000	American International Group, Inc., 4.85%, 05/07/30	5,049,597
4,600,000	Athene Global Funding, 1.73%, 10/02/26(b)	4,548,847
5,000,000	Blackstone Reg Finance Co. LLC, 4.30%, 11/03/30	4,931,141
4,440,000	Capital One Financial Corp., (SOFR RATE + 2.600%), 5.25%, 07/26/30(a)	4,503,588
3,000,000	Capital One Financial Corp., (SOFR RATE + 1.560%), 5.46%, 07/26/30(a)	3,063,871
5,300,000	Charles Schwab Corp. (The), (SOFR RATE + 0.940%), 4.34%, 11/14/31(a)	5,229,763
5,000,000	Marsh & McLennan Cos., Inc., 4.65%, 03/15/30	5,025,201
5,000,000	Metropolitan Life Global Funding I, 5.40%, 09/12/28(b)	5,112,739
6,941,000	PayPal Holdings, Inc., 2.85%, 10/01/29	6,580,233
5,000,000	Wynnton Funding Trust, 5.25%, 08/15/35(b)	4,929,986
		60,158,547
Health Care — 3.3%
5,435,000	AbbVie, Inc., 4.13%, 03/15/31	5,348,743
Principal Amount		Value
Health Care (continued)
$5,000,000	Astrazeneca Finance LLC, 4.00%, 03/02/31	$4,909,031
5,000,000	CVS Health Corp., 5.00%, 09/15/32	5,015,691
1,750,000	Eli Lilly & Co., 4.75%, 02/12/30	1,779,420
4,600,000	Haleon US Capital LLC, 3.38%, 03/24/27	4,561,451
8,120,000	HCA, Inc., 4.70%, 05/15/31	8,081,914
5,490,000	Laboratory Corp. of America Holdings, 4.55%, 04/01/32	5,432,905
4,955,000	McKesson Corp., 4.65%, 05/30/30	4,987,754
5,000,000	Merck & Co., Inc., 4.15%, 09/15/30	4,973,812
5,000,000	Stryker Corp., 5.20%, 02/10/35	5,065,040
3,272,000	Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	3,341,767
		53,497,528
Industrials — 2.4%
5,255,000	Amphenol Corp., 4.40%, 02/15/33	5,136,696
5,520,000	BAE Systems Plc, 5.13%, 03/26/29(b)	5,633,925
5,000,000	General Dynamics Corp., 4.95%, 08/15/35	5,028,269
1,365,000	John Deere Capital Corp. MTN, 4.95%, 07/14/28	1,388,131
6,216,000	L3Harris Technologies, Inc., 5.25%, 06/01/31	6,368,018
4,927,000	Northrop Grumman Corp., 4.90%, 06/01/34	4,919,660
3,000,000	Ryder System, Inc., 5.00%, 03/15/30	3,049,809
3,000,000	Uber Technologies, Inc., 4.15%, 01/15/31	2,940,655
4,600,000	Waste Connections, Inc., 5.00%, 03/01/34	4,629,871
		39,095,034
Information Technology — 1.2%
5,000,000	Broadcom, Inc., 5.05%, 07/12/29	5,096,957
5,421,000	KLA Corp., 4.70%, 02/01/34	5,369,844
5,000,000	Leidos, Inc., 5.40%, 03/15/32	5,097,620

71

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Information Technology (continued)
$5,000,000	Roper Technologies, Inc., 4.45%, 09/15/30	$4,925,900
		20,490,321
Materials — 1.1%
5,520,000	BHP Billiton Finance USA Ltd., 5.10%, 09/08/28	5,621,556
4,965,000	CRH SMW Finance DAC, 5.13%, 01/09/30	5,054,765
4,499,000	Glencore Funding LLC, 5.34%, 04/04/27(b)	4,546,870
2,000,000	Vulcan Materials Co., 4.95%, 12/01/29	2,032,612
		17,255,803
Real Estate — 1.6%
5,000,000	American Tower Corp. REIT, 5.00%, 01/31/30	5,064,976
5,000,000	Brixmor Operating Partnership LP REIT, 3.90%, 03/15/27	4,985,239
5,000,000	Equinix Europe 2 Financing Corp. LLC REIT, 4.60%, 11/15/30	4,965,522
5,290,000	Prologis LP REIT, 4.25%, 06/15/31	5,204,792
6,070,000	Public Storage Operating Co. REIT, 1.85%, 05/01/28	5,793,231
		26,013,760
Telecommunication Services — 0.6%
5,000,000	AT&T, Inc., 5.38%, 08/15/35	5,041,064
5,000,000	T-Mobile USA, Inc., 4.95%, 11/15/35	4,884,470
		9,925,534
Utilities — 2.8%
5,000,000	CenterPoint Energy Houston Electric LLC, Series AR, 4.85%, 04/01/36	4,893,762
4,600,000	DTE Energy Co., 4.95%, 07/01/27	4,628,388
5,000,000	Duke Energy Carolinas LLC, 5.25%, 03/15/35	5,077,275
5,235,000	Georgia Power Co., 4.55%, 03/15/30	5,249,840
4,600,000	National Rural Utilities Cooperative Finance Corp. MTN, 5.05%, 09/15/28	4,671,267

Principal Amount		Value
Utilities (continued)
$4,750,000	NextEra Energy Capital Holdings, Inc., 5.05%, 03/15/30	$4,833,927
4,723,000	Public Service Enterprise Group, Inc., 5.88%, 10/15/28	4,868,473
2,581,802	SCE Recovery Funding LLC, Series A-1, 0.86%, 11/15/31	2,342,942
4,820,000	Southern California Gas Co., 5.45%, 06/15/35	4,936,335
3,520,000	Xcel Energy, Inc., 4.75%, 03/21/28	3,536,791
		45,039,000
Total Corporate Bonds (Cost $454,111,628)		454,017,885

ASSET-BACKED SECURITIES — 4.1%
CAYMAN ISLANDS — 1.2%
Collateralized Loan Obligations — 1.2%
4,500,000	Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR2, (3 mo. Term SOFR + 1.550%), 5.22%, 10/15/38(a)(b)	4,515,335
2,000,000	Flatiron CLO 19 Ltd., Series 2019-1A, Class BR2, (3 mo. Term SOFR + 1.500%), 5.15%, 11/16/34(a)(b)	2,001,980
4,500,000	Palmer Square CLO Ltd., Series 2022- 1A, Class BR, (3 mo. Term SOFR + 1.600%), 5.28%, 10/20/38(a)(b)	4,520,014
4,250,000	Regatta XXI Funding Ltd., Series 2021-3A, Class BR, (3 mo. Term SOFR + 1.750%), 5.42%, 10/15/37(a)(b)	4,268,646
5,000,000	RR 42 Ltd., Series 2025-42A, Class A2R, (3 mo. Term SOFR + 1.600%), 5.27%, 10/15/40(a)(b)	5,021,890
		20,327,865
JERSEY CHANNEL ISLANDS — 0.4%
Collateralized Loan Obligations — 0.4%
2,750,000	Golub Capital Partners CLO Ltd., Series 2024-74A, Class A, (3 mo. Term SOFR + 1.500%), 5.17%, 07/25/37(a)(b)	2,755,174

72

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
JERSEY CHANNEL ISLANDS (continued)
Collateralized Loan Obligations (continued)
$4,000,000	OCP Aegis CLO Ltd., Series 2023-29A, Class BR, (3 mo. Term SOFR + 1.550%), 5.23%, 01/20/36(a)(b)	$4,005,192
		6,760,366
UNITED STATES — 2.5%
Other Asset-Backed Securities — 2.5%
1,097,620	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class A2, 5.19%, 07/21/31(b)	1,107,539
1,694,952	Bank of America Auto Trust, Series 2023-2A, Class A3, 5.74%, 06/15/28(b)	1,706,175
2,250,000	BMW Vehicle Owner Trust, Series 2025-A, Class A4, 4.66%, 12/27/32	2,267,444
596,066	BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/28(b)	600,145
207,766	CarMax Auto Owner Trust, Series 2022-4, Class A3, 5.34%, 08/16/27	207,890
1,183,852	CarMax Auto Owner Trust, Series 2023-4, Class A3, 6.00%, 07/17/28	1,194,585
2,000,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/29	2,010,108
1,193,776	CNH Equipment Trust, Series 2024-B, Class A3, 5.19%, 09/17/29	1,205,295
489,060	Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.90%, 03/15/27	490,114
573,663	Enterprise Fleet Financing LLC, Series 2024-1, Class A2, 5.23%, 03/20/30(b)	576,693
58,308	Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(b)	58,362
618,144	Honda Auto Receivables Owner Trust, Series 2023-2, Class A3, 4.93%, 11/15/27	619,910
3,000,000	Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, 09/21/29	3,016,101
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$603,218	HPEFS Equipment Trust, Series 2024-2A, Class A3, 5.36%, 10/20/31(b)	$605,290
2,400,001	John Deere Owner Trust, Series 2024-B, Class A3, 5.20%, 03/15/29	2,421,715
1,563,986	Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 01/18/28(b)	1,573,190
74,976	Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 04/15/27(b)	75,034
3,750,000	M&T Equipment Notes, Series 2024-1A, Class A3, 4.76%, 08/18/31(b)	3,772,366
779,920	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, 07/15/69(b)	710,601
1,295,274	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69(b)	1,179,763
3,700,000	PFS Financing Corp., Series 2024-B, Class A, 4.95%, 02/15/29(b)	3,723,614
870,913	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, 01/16/29	872,387
581,053	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/29(b)	585,989
332,086	Sofi Professional Loan Program Trust, Series 2021-A, Class AFX, 1.03%, 08/17/43(b)	294,899
1,500,000	T-Mobile US Trust, Series 2025-1A, Class A, 4.74%, 11/20/29(b)	1,509,784
3,000,000	Verizon Master Trust, Series 2025-1, Class A, 4.71%, 01/21/31	3,025,306
1,608,218	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.87%, 06/21/39(b)	1,618,960
3,088,472	Wheels Fleet Lease Funding 1 LLC, Series 2025-1A, Class A1, 4.57%, 01/18/40(b)	3,102,073
		40,131,332
Total Asset-Backed Securities (Cost $67,112,549)		67,219,563

73

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 66.8%
U.S. Treasury Inflation Indexed Bonds — 4.0%
$65,477,981	1.13%, 10/15/30(c)	$65,329,230
U.S. Treasury Notes — 62.8%
16,600,000	3.50%, 10/31/27	16,509,867
13,000,000	3.38%, 02/29/28	12,886,250
70,715,000	3.63%, 08/15/28	70,300,654
80,365,000	3.50%, 12/15/28	79,561,350
121,813,000	3.63%, 08/31/29	120,609,145
155,110,000	4.00%, 03/31/30	155,255,416
149,168,000	4.13%, 08/31/30	149,873,051
89,531,000	4.38%, 01/31/32	90,737,570
114,927,000	3.75%, 10/31/32	112,152,591
110,955,000	3.88%, 08/15/34	107,669,691
29,666,000	4.25%, 05/15/35	29,444,664
79,721,000	4.25%, 08/15/35	79,023,441
		1,024,023,690
Total U.S. Government Securities (Cost $1,091,069,890)		1,089,352,920

Shares
INVESTMENT COMPANY — 0.5%
8,685,710	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 3.56%(d)	8,685,710
Total Investment Company (Cost $8,685,710)		8,685,710

TOTAL INVESTMENTS — 99.2% (Cost $1,620,979,777)		$1,619,276,078
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		12,494,839
NET ASSETS — 100.0%		$1,631,770,917

(a)	Floating or variable rate security. For securities where the coupon is described as “SOFR + spread” and a single fixed rate is shown, the rate presented reflects the initial fixed rate in effect as of April 30, 2026. On the contractual reset date, these securities convert from the initial fixed rate to a floating rate based on the applicable SOFR reference rate plus the stated spread. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. The Reference Rate is defined below. Interest Rate shown reflects the rate in effect as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Inflation protected security.
(d)	The rate shown represents the current yield as of April 30, 2026.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

74

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments	April 30, 2026
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 36.7%
Banks — 9.9%
$1,247,000	Bank of America Corp., (SOFR RATE + 1.630%), 5.20%, 04/25/29(a)	$1,263,684
102,000	Bank of Montreal, Series H, MTN, 4.70%, 09/14/27	102,531
1,000,000	Bank of New York Mellon Corp. (The), (SOFR RATE + 0.680%), 4.44%, 06/09/28(a)	1,002,109
1,000,000	Barclays Plc, (SOFR RATE + 0.960%), 5.09%, 02/25/29(a)	1,008,630
500,000	BNP Paribas SA, (SOFR RATE + 1.450%), 4.79%, 05/09/29(a)(b)	501,452
400,000	Citibank NA, 4.93%, 08/06/26	400,610
672,000	Citigroup, Inc., (3 mo. Term SOFR + 1.652%), 3.67%, 07/24/28(a)	665,780
500,000	Fifth Third Bancorp, (SOFR RATE + 2.340%), 6.34%, 07/27/29(a)	517,761
640,000	Goldman Sachs Bank USA, (SOFR RATE + 0.750%), 5.41%, 05/21/27(a)	640,327
1,000,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.990%), 4.59%, 04/20/30(a)	997,808
999,000	JP Morgan Chase & Co., (SOFR RATE + 1.015%), 2.07%, 06/01/29(a)	951,798
1,000,000	JP Morgan Chase & Co., (SOFR RATE + 0.840%), 4.35%, 01/22/32(a)	984,691
1,500,000	Morgan Stanley Private Bank NA, (SOFR RATE + 1.080%), 4.73%, 07/18/31(a)	1,497,871
500,000	Royal Bank of Canada GMTN, (SOFR Index + 0.810%), 4.72%, 03/27/28(a)	501,542
952,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 07/14/26	949,366
87,000	Toronto-Dominion Bank (The) GMTN, 5.53%, 07/17/26	87,255
Principal Amount		Value
Banks (continued)
$850,000	UBS AG, (SOFR RATE + 0.720%), 4.86%, 01/10/28(a)	$853,242
1,000,000	UBS Group AG, (SOFR RATE + 0.840%), 4.21%, 04/10/30(a)(b)	987,758
1,000,000	US Bancorp, (SOFR RATE + 0.867%), 4.48%, 01/26/32(a)	988,444
650,000	US Bank NA, (SOFR RATE + 0.690%), 4.51%, 10/22/27(a)	650,584
420,000	Wells Fargo & Co. GMTN, (SOFR RATE + 1.070%), 5.71%, 04/22/28(a)	425,030
		15,978,273
Communication Services — 1.2%
1,000,000	Airbnb, Inc., 4.40%, 03/16/29	998,622
1,000,000	Alphabet, Inc., 3.70%, 02/15/29	988,648
		1,987,270
Consumer Discretionary — 2.2%
92,000	American Honda Finance Corp. GMTN, (SOFR RATE + 0.770%), 4.42%, 03/12/27(a)	92,110
87,000	Clorox Co. (The), 3.90%, 05/15/28	86,351
877,000	General Motors Financial Co., Inc., 5.40%, 05/08/27	885,955
1,500,000	Hyundai Capital America, 4.90%, 06/23/28(b)	1,507,246
400,000	Marriott International, Inc., 5.55%, 10/15/28	410,296
218,000	Southwest Airlines Co., 5.13%, 06/15/27	218,965
400,000	Toyota Motor Credit Corp. GMTN, 4.55%, 08/07/26	400,682
		3,601,605
Consumer Staples — 0.2%
250,000	Mars, Inc., 4.45%, 03/01/27(b)	250,886
Energy — 1.8%
114,000	BP Capital Markets America, Inc., 3.94%, 09/21/28	113,196
113,000	Enbridge, Inc., 6.00%, 11/15/28	117,246

75

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Energy (continued)
$627,000	Energy Transfer LP, 4.95%, 06/15/28	$632,846
1,075,000	Pioneer Natural Resources Co., 1.90%, 08/15/30	971,085
1,000,000	Williams Cos., Inc. (The), 4.80%, 11/15/29	1,009,051
		2,843,424
Financial Services — 4.7%
950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 01/15/27	960,280
500,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.38%, 11/15/30	490,757
247,000	Air Lease Corp., 5.85%, 12/15/27	251,675
152,000	American Express Co., (SOFR RATE + 1.000%), 5.10%, 02/16/28(a)	152,898
1,000,000	American Express Co., (SOFR RATE + 0.811%), 4.44%, 05/03/30(a)	998,083
500,000	Arthur J Gallagher & Co., 4.60%, 12/15/27	501,421
641,000	Capital One Financial Corp., (SOFR RATE + 2.080%), 5.47%, 02/01/29(a)	650,994
151,000	Corebridge Financial, Inc., 3.65%, 04/05/27	150,064
500,000	Corebridge Global Funding, 4.90%, 01/07/28(b)	503,290
500,000	Lincoln Financial Global Funding, 4.63%, 05/28/28(b)	500,489
1,000,000	Metropolitan Life Global Funding I, 4.15%, 08/25/28(b)	995,554
400,000	New York Life Global Funding MTN, 3.90%, 10/01/27(b)	397,884
1,000,000	PayPal Holdings, Inc., 4.45%, 03/06/28	1,001,541
		7,554,930
Health Care — 2.2%
259,000	CVS Health Corp., 1.30%, 08/21/27	248,806
1,000,000	CVS Health Corp., 5.40%, 06/01/29	1,023,550
667,000	HCA, Inc., 5.38%, 09/01/26	667,515
1,000,000	HCA, Inc., 3.13%, 03/15/27	990,506
Principal Amount		Value
Health Care (continued)
$545,000	Merck & Co., Inc., 4.15%, 09/15/30	$542,146
87,000	Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	87,389
		3,559,912
Industrials — 5.6%
1,500,000	Amphenol Corp., 3.90%, 11/15/28	1,487,961
400,000	Caterpillar Financial Services Corp., 4.40%, 10/15/27	401,903
1,000,000	Eaton Corp., 3.95%, 03/06/29	989,965
1,000,000	Howmet Aerospace, Inc., 3.90%, 04/15/29	985,627
500,000	John Deere Capital Corp., Series I, GMTN, 4.13%, 01/18/29	499,084
627,000	L3Harris Technologies, Inc., 5.40%, 01/15/27	632,069
1,000,000	RTX Corp., 3.13%, 05/04/27	989,752
87,000	Ryder System, Inc. MTN, 5.30%, 03/15/27	87,697
1,000,000	Uber Technologies, Inc., 4.50%, 08/15/29(b)	991,292
500,000	Union Pacific Corp., 3.95%, 09/10/28	497,417
1,500,000	Waste Management, Inc., 3.88%, 01/15/29	1,485,782
		9,048,549
Information Technology — 3.1%
1,000,000	Advanced Micro Devices, Inc., 4.21%, 09/24/26	1,000,972
354,000	Broadcom, Inc., 5.05%, 07/12/27	357,859
102,000	Fiserv, Inc., 5.15%, 03/15/27	102,548
1,000,000	Microchip Technology, Inc., 4.90%, 03/15/28	1,005,757
1,500,000	Roper Technologies, Inc., 4.25%, 09/15/28	1,488,970
1,000,000	Salesforce, Inc., 4.50%, 03/15/28	1,000,939
		4,957,045
Materials — 0.2%
170,000	Glencore Funding LLC, 5.34%, 04/04/27(b)	171,809

76

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Materials (continued)
$200,000	Owens Corning, 5.50%, 06/15/27	$202,431
		374,240
Real Estate — 1.1%
1,000,000	American Tower Corp. REIT, 2.75%, 01/15/27	990,082
800,000	Brixmor Operating Partnership LP REIT, 3.90%, 03/15/27	797,638
		1,787,720
Telecommunication Services — 1.4%
1,000,000	AT&T, Inc., 4.70%, 08/15/30	1,007,023
1,174,000	T-Mobile USA, Inc., 3.75%, 04/15/27	1,169,193
		2,176,216
Utilities — 3.1%
1,200,000	Constellation Energy Generation LLC, 3.90%, 01/08/28	1,190,581
900,000	DTE Energy Co., 4.95%, 07/01/27	905,554
1,000,000	Duke Energy Progress LLC, 4.35%, 03/06/27	1,002,833
1,000,000	National Rural Utilities Cooperative Finance Corp., 4.40%, 05/11/29	1,000,634
117,000	National Rural Utilities Cooperative Finance Corp. MTN, 5.05%, 09/15/28	118,813
500,000	NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/27	502,192
217,000	Public Service Enterprise Group, Inc., 5.88%, 10/15/28	223,684
97,000	Southern Co. (The), 4.85%, 06/15/28	97,771
		5,042,062
Total Corporate Bonds (Cost $59,190,448)		59,162,132
Principal Amount		Value
ASSET-BACKED SECURITIES — 3.8%
BERMUDA — 0.1%
Collateralized Loan Obligations — 0.1%
$250,000	Rad CLO 25 Ltd., Series 2024-25A, Class A1, (3 mo. Term SOFR + 1.460%), 5.14%, 07/20/37(a)(b)	$250,375
CAYMAN ISLANDS — 0.6%
Collateralized Loan Obligations — 0.6%
500,000	Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class AR2, (3 mo. Term SOFR + 1.240%), 4.91%, 10/15/38(a)(b)	500,809
400,000	Palmer Square CLO Ltd., Series 2024-3A, Class A, (3 mo. Term SOFR + 1.350%), 5.03%, 07/20/37(a)(b)	400,936
		901,745
JERSEY CHANNEL ISLANDS — 0.2%
Collateralized Loan Obligations — 0.2%
250,000	Golub Capital Partners CLO Ltd., Series 2024-74A, Class A, (3 mo. Term SOFR + 1.500%), 5.17%, 07/25/37(a)(b)	250,470
UNITED STATES — 2.9%
Other Asset-Backed Securities — 2.9%
500,000	BMW Vehicle Owner Trust, Series 2025-A, Class A4, 4.66%, 12/27/32	503,876
20,304	CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75%, 10/15/27	20,321
500,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/29	502,527
500,000	CarMax Auto Owner Trust, Series 2025-1, Class A3, 4.84%, 01/15/30	503,957
14,577	Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(b)	14,591
500,000	Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, 09/21/29	502,683
278,707	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.54%, 10/16/28	280,688

77

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$276,923	John Deere Owner Trust, Series 2024- B, Class A3, 5.20%, 03/15/29	$279,429
390,996	Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, 01/18/28(b)	393,298
18,744	Kubota Credit Owner Trust, Series 2024-2A, Class A2, 5.45%, 04/15/27(b)	18,759
109,126	M&T Equipment Notes, Series 2024- 1A, Class A2, 4.99%, 08/18/31(b)	109,314
145,263	SFS Auto Receivables Securitization Trust, Series 2024-2A, Class A3, 5.33%, 11/20/29(b)	146,497
500,000	T-Mobile US Trust, Series 2025-1A, Class A, 4.74%, 11/20/29(b)	503,261
500,000	Verizon Master Trust, Series 2025-1, Class A, 4.71%, 01/21/31	504,218
441,210	Wheels Fleet Lease Funding 1 LLC, Series 2025-1A, Class A1, 4.57%, 01/18/40(b)	443,153
		4,726,572
Total Asset-Backed Securities (Cost $6,098,470)		6,129,162

U.S. GOVERNMENT SECURITIES — 58.3%
U.S. Treasury Bills — 6.1%
2,558,000	3.54%, 10/01/26(c)	2,519,009
5,046,000	3.51%, 12/24/26(c)	4,928,038
2,500,000	3.65%, 03/18/27(c)	2,420,716
		9,867,763
U.S. Treasury Notes — 52.2%
2,201,000	4.63%, 11/15/26	2,211,379
2,603,000	4.00%, 01/15/27	2,607,881
2,525,000	4.13%, 02/28/27	2,532,471
1,825,000	4.50%, 05/15/27	1,837,861
2,534,000	4.38%, 07/15/27	2,549,936
3,265,000	4.13%, 09/30/27	3,276,351
5,267,000	3.88%, 11/30/27	5,266,383
7,719,000	3.38%, 12/31/27	7,655,982
6,592,000	4.00%, 02/29/28	6,605,132
4,000,000	3.88%, 03/31/28	3,999,062
5,081,000	3.75%, 04/15/28	5,067,305
4,790,000	4.00%, 06/30/28	4,800,852
3,672,000	4.38%, 08/31/28	3,710,154
5,441,000	3.50%, 10/15/28	5,389,566
Principal Amount		Value
U.S. Treasury Notes (continued)
$6,334,000	3.50%, 01/15/29	$6,268,186
6,647,000	4.00%, 01/31/29	6,661,800
3,430,000	3.50%, 02/15/29	3,393,020
1,903,000	4.00%, 07/31/29	1,906,717
1,777,000	4.13%, 11/30/29	1,786,996
2,046,000	4.25%, 01/31/30	2,065,901
2,223,000	3.88%, 07/31/30	2,212,840
2,558,000	3.63%, 12/31/30	2,516,133
		84,321,908
Total U.S. Government Securities (Cost $94,356,812)		94,189,671

Shares
INVESTMENT COMPANY — 1.4%
2,213,835	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 3.56%(d)	2,213,835
Total Investment Company (Cost $2,213,835)		2,213,835

TOTAL INVESTMENTS — 100.2% (Cost $161,859,565)		$161,694,800
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(252,822)
NET ASSETS — 100.0%		$161,441,978

(a)	Floating or variable rate security. For securities where the coupon is described as “SOFR + spread” and a single fixed rate is shown, the rate presented reflects the initial fixed rate in effect as of April 30, 2026. On the contractual reset date, these securities convert from the initial fixed rate to a floating rate based on the applicable SOFR reference rate plus the stated spread. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. The Reference Rate is defined below. Interest Rate shown reflects the rate in effect as of April 30, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c)	Zero coupon security. The rate represents the current yield as of April 30, 2026.
(d)	The rate shown represents the current yield as of April 30, 2026.

78

Old Westbury Funds, Inc.
Short-Term Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

SOFR — Secured Overnight Financing Rate

79

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	April 30, 2026
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 95.9%
Arizona — 2.6%
$3,000,000	Arizona Board of Regents Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	$3,155,529
3,000,000	Arizona Board of Regents Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	3,220,026
3,190,000	Arizona Board of Regents Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	3,486,037
5,000,000	Arizona Board of Regents Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/32	5,629,999
5,150,000	Arizona Board of Regents Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/34	5,928,799
5,000,000	Arizona Board of Regents Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	5,801,620
2,500,000	Arizona Board of Regents University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	2,851,688
2,960,000	Arizona Board of Regents University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/34	3,409,944
6,185,000	Arizona Department of Transportation State Highway Improvements Revenue Bonds, 5.00%, 07/01/31	6,871,645
14,975,000	Arizona Department of Transportation State Highway Improvements Revenue Bonds, 5.00%, 07/01/32	16,869,987
15,000,000	Arizona Department of Transportation State Highway Improvements Revenue Bonds, 5.00%, 07/01/35	17,364,460
15,000,000	Arizona Department of Transportation State Highway Improvements Revenue Bonds, 5.00%, 07/01/39	17,101,536
Principal Amount		Value
Arizona (continued)
$5,000,000	City of Phoenix Civic Improvement Corp. Current Refunding Revenue Bonds, 5.00%, 07/01/29	$5,309,965
2,005,000	City of Phoenix School Improvements GO, Series B, 4.41%, 07/01/28	2,021,344
3,950,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds, Series A, 5.00%, 01/01/33	4,005,222
7,180,000	Salt River Project Agricultural Improvement & Power District Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/36	8,299,540
7,100,000	Salt River Project Agricultural Improvement & Power District Current Refunding Revenue Bonds, Series B, 5.00%, 01/01/37	8,144,384
		119,471,725
California — 2.6%
17,500,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series 3, 5.00%, 08/15/65	20,119,943
4,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series B, 5.00%, 08/15/33	4,648,170
4,735,000	City of Los Angeles Department of Airports Airport & Marina Improvements Revenue Bonds, 5.00%, 05/15/32	5,188,174
2,250,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/27	2,302,538
2,810,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series D, 5.00%, 05/15/27	2,887,292
2,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series D, 5.00%, 05/15/30	2,207,448
10,000,000	County of Santa Clara GO, Series C, 4.30%, 08/01/27	10,055,882

80

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
California (continued)
$10,000,000	County of Santa Clara GO, Series C, 4.33%, 08/01/29	$10,088,868
5,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/27	5,131,040
4,200,000	San Francisco City & County Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 05/01/34	4,697,484
11,000,000	San Francisco City & County Public Utilities Commission Wastewater Revenue Bonds, Series A, 4.66%, 10/01/27	11,092,949
10,000,000	State of California Current Refunding GO, 5.00%, 10/01/37	10,928,095
16,195,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	18,317,695
10,000,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	11,259,602
		118,925,180
Colorado — 2.9%
20,000,000	Boulder Larimer & Weld Counties St. Vrain Valley School District School Improvements GO, Series 1J, (State Aid Withholding), 5.00%, 12/15/26	20,303,296
27,720,000	City & County of Denver Co. Airport System & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 12/01/28	29,146,496
11,590,000	City & County of Denver Co. Airport System Refunding Revenue Bonds, Series A, 5.00%, 11/15/27	11,965,281
6,175,000	City & County of Denver Co. Airport System Revenue Bonds, Series A, 5.00%, 11/15/36	6,674,552
10,000,000	City & County of Denver Co. Airport System Revenue Bonds, Series A, 5.00%, 12/01/32	10,443,611
2,225,000	City & County of Denver Co. Airport System Revenue Bonds, Series C, 5.00%, 11/15/27	2,305,567
Principal Amount		Value
Colorado (continued)
$4,545,000	Colorado Health Facilities Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 05/15/37	$4,958,664
1,000,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.33%, 05/01/29	1,006,392
1,295,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.51%, 05/01/30	1,309,485
2,245,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.63%, 05/01/31	2,269,204
2,935,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.83%, 05/01/32	2,973,179
2,750,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 4.93%, 05/01/33	2,789,972
2,425,000	Colorado Housing and Finance Authority Revenue Bonds, Series G-1, 5.15%, 11/01/36	2,427,104
2,000,000	Denver City & County School District No 1 Current Refunding GO, Series B, (State Aid Withholding), 5.00%, 12/01/26	2,028,046
11,330,000	University of Colorado Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/26	11,351,580
7,250,000	University of Colorado Hospital Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 11/15/29	7,806,130
10,000,000	University of Colorado Hospital Authority Health Care Facilities Revenue Bonds, Series B, 5.00%, 11/15/31	11,099,319
		130,857,878

81

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Connecticut — 3.9%
$12,500,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series 2, 5.00%, 07/01/64	$13,983,249
5,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series C-1, 5.00%, 07/01/40	5,198,181
11,000,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series S, 5.00%, 07/01/27	11,316,887
5,260,000	Connecticut State Health & Educational Facilities Authority University & College Improvements Revenue Bonds, Series U, 5.00%, 07/01/33(a)	6,003,617
4,715,000	State of Connecticut GO, Series A, 5.38%, 05/01/27	4,785,519
6,295,000	State of Connecticut GO, Series D, 5.00%, 07/15/26	6,323,996
6,000,000	State of Connecticut Public Improvements GO, Series A, 3.85%, 09/15/27	5,997,853
5,000,000	State of Connecticut Public Improvements GO, Series A, 4.79%, 03/15/31	5,134,488
10,000,000	State of Connecticut Public Improvements GO, Series C, 5.00%, 08/15/28	10,545,921
10,000,000	State of Connecticut Public Improvements GO, Series C, 5.00%, 08/15/29	10,751,771
8,000,000	State of Connecticut Public Improvements GO, Series C, 5.00%, 08/15/30	8,756,286
10,000,000	State of Connecticut Public Improvements GO, Series C, 5.00%, 08/15/31	11,114,491
10,000,000	State of Connecticut Public Improvements GO, Series C, 5.00%, 08/15/32	11,258,113
Principal Amount		Value
Connecticut (continued)
$6,775,000	State of Connecticut Special Tax Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	$7,400,650
10,000,000	State of Connecticut Special Tax Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/35	10,328,682
20,000,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/27	20,545,820
6,500,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/28	6,836,838
5,865,000	State of Connecticut Special Tax Revenue Highway Improvements Revenue Bonds, Series A-1, 5.00%, 07/01/29	6,291,266
6,805,000	University of Connecticut University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/32	7,612,701
6,900,000	University of Connecticut University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/33	7,809,574
		177,995,903
Delaware — 1.5%
10,000,000	Delaware State Health Facilities Authority Current Refunding Revenue Bonds, 5.00%, 10/01/45	10,302,675
6,500,000	Delaware State Health Facilities Authority Health Care Facilities Revenue Bonds, 5.00%, 10/01/44	6,999,522
6,780,000	Delaware Transportation Authority Public Improvements Revenue Bonds, 5.00%, 07/01/27	6,976,110
7,705,000	State of Delaware Current Refunding GO, Series A, 5.00%, 10/01/27	7,970,052
3,620,000	State of Delaware Current Refunding GO, Series B, 5.00%, 07/01/26	3,633,896

82

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Delaware (continued)
$9,005,000	State of Delaware Public Improvements GO, Series A, 5.00%, 05/01/26	$9,005,000
3,375,000	University of Delaware Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/32	3,813,909
9,500,000	University of Delaware Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/34	10,950,242
7,500,000	University of Delaware Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/36	8,518,955
		68,170,361
District of Columbia — 2.7%
5,045,000	District of Columbia Cash Flow Management GO, Series B, 5.00%, 08/01/29	5,425,167
3,660,000	District of Columbia Current Refunding Revenue Bonds, Series C, 5.00%, 12/01/26	3,711,175
3,500,000	District of Columbia Income Tax Public Improvements Revenue Bonds, Series B, 5.00%, 10/01/27	3,621,392
4,280,000	District of Columbia Income Tax Revenue Bonds, Series A, 5.00%, 05/01/43	4,607,592
12,675,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/36	13,960,152
10,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series A, 5.00%, 07/01/47	10,427,600
7,185,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series B, 3.81%, 07/01/30	7,103,854
6,000,000	District of Columbia Income Tax Transit Improvements Revenue Bonds, Series B, 3.86%, 07/01/31	5,902,546
7,440,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/26	7,480,728
Principal Amount		Value
District of Columbia (continued)
$4,150,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/28	$4,375,699
5,000,000	District of Columbia Public Improvements GO, Series A, 5.00%, 08/01/29	5,376,777
2,000,000	District of Columbia Water & Sewer Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 10/01/26	2,018,363
10,295,000	Metropolitan Washington Airports Authority Aviation Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/29	10,977,308
5,000,000	Metropolitan Washington Airports Authority Aviation Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/30	5,401,556
5,000,000	Metropolitan Washington Airports Authority Aviation Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/31	5,454,056
5,000,000	Metropolitan Washington Airports Authority Aviation Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 10/01/33	5,551,963
2,850,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/26	2,874,028
3,000,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/27	3,085,000
2,500,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/30	2,700,778
10,000,000	Metropolitan Washington Airports Authority Aviation Revenue Bonds, Series A, 5.00%, 10/01/31	10,908,113
		120,963,847

83

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Florida — 1.0%
$5,000,000	Sarasota County Public Hospital District Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	$5,426,544
8,800,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/26	8,816,537
10,000,000	State of Florida Current Refunding GO, Series A, 5.00%, 06/01/28	10,503,496
4,170,000	State of Florida Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/29	4,465,194
15,000,000	State of Florida Department of Transportation Turnpike System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	17,338,458
		46,550,229
Georgia — 1.8%
27,680,000	Brookhaven Development Authority Health Care Facilities Revenue Bonds, Series A, 4.00%, 07/01/44	27,019,721
9,280,000	City of Atlanta Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/34	10,154,449
12,890,000	City of Atlanta Airport Passenger Facility Charge Airport & Marina Improvements Revenue Bonds, Sub-Series D, 5.00%, 07/01/35	14,036,156
5,500,000	City of Atlanta Department of Aviation Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/27	5,634,107
3,250,000	City of Atlanta GA Department of Aviation Revenue Bonds, Series B-1, 5.00%, 07/01/30	3,504,686
4,350,000	City of Atlanta GA Department of Aviation Revenue Bonds, Series B-1, 5.00%, 07/01/31	4,736,244
Principal Amount		Value
Georgia (continued)
$3,460,000	City of Atlanta GA Department of Aviation Revenue Bonds, Series B-1, 5.00%, 07/01/32	$3,806,902
4,000,000	City of Atlanta GA Department of Aviation Revenue Bonds, Series B-1, 5.00%, 07/01/33	4,438,787
7,350,000	City of Atlanta GA Department of Aviation Revenue Bonds, Series B-1, 5.00%, 07/01/34	8,188,800
		81,519,852
Hawaii — 1.5%
3,000,000	City & County of Honolulu Current Refunding GO, Series G, 5.00%, 07/01/29	3,223,720
3,190,000	City & County of Honolulu Current Refunding GO, Series G, 5.00%, 07/01/30	3,492,505
6,015,000	State of Hawaii Airports System Revenue Bonds, Series A, 5.00%, 07/01/34	6,400,607
10,350,000	State of Hawaii Airports System Revenue Bonds, Series A, 5.00%, 07/01/31	11,110,717
3,325,000	State of Hawaii Department of Budget & Finance Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	3,409,936
3,000,000	State of Hawaii Department of Budget & Finance Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/29	3,203,794
3,000,000	State of Hawaii Public Facilities GO, Series GK, 4.93%, 10/01/28	3,061,922
20,000,000	State of Hawaii Public Facilities GO, Series GK, 5.06%, 10/01/29	20,621,354
5,000,000	State of Hawaii Public Facilities GO, Series GK, 5.13%, 10/01/30	5,196,820
4,360,000	State of Hawaii Public Facilities GO, Series GK, 5.15%, 10/01/31	4,547,465
2,000,000	State of Hawaii Public Facilities GO, Series GK, 5.20%, 10/01/32	2,092,904
		66,361,744

84

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Idaho — 1.0%
$5,000,000	Idaho Health Facilities Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 03/01/33	$5,559,362
10,000,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/26	10,019,132
5,000,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/28	5,253,831
5,000,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/29	5,367,166
5,500,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/31	6,103,072
5,000,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/33	5,694,439
5,500,000	Idaho State Building Authority School Improvements Revenue Bonds, Series A, 5.00%, 06/01/34	6,327,034
		44,324,036
Illinois — 0.2%
2,500,000	Illinois Finance Authority Revenue Bonds, Series A, 5.00%, 01/01/33	2,823,777
5,000,000	Metropolitan Water Reclamation District of Greater Chicago Advance Refunding GO, Series E, 2.53%, 12/01/32	4,463,653
		7,287,430
Indiana — 0.1%
5,000,000	Indiana Finance Authority Health Care Facilities Revenue Bonds, Series A1, 5.00%, 11/15/36	5,651,293
Iowa — 0.5%
3,185,000	Iowa Finance Authority Green Purpose Revenue Bonds, Series A, 5.00%, 08/01/31	3,551,032
Principal Amount		Value
Iowa (continued)
$16,125,000	Iowa Finance Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 08/01/34	$18,529,717
		22,080,749
Kansas — 1.2%
6,595,000	Kansas Development Finance Authority Water Utility Improvements Revenue Bonds, 5.00%, 05/01/38	7,378,507
10,510,000	Kansas Development Finance Authority Water Utility Improvements Revenue Bonds, Series SRF, 5.00%, 05/01/30	11,453,454
13,325,000	Kansas Development Finance Authority Water Utility Improvements Revenue Bonds, Series SRF, 5.00%, 05/01/32	14,963,637
12,000,000	State of Kansas Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 09/01/26	12,094,742
2,000,000	State of Kansas Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 09/01/27	2,065,457
4,410,000	State of Kansas Department of Transportation Highway Improvements Revenue Bonds, Series A, 5.00%, 09/01/28	4,659,419
		52,615,216
Maine — 0.1%
2,000,000	Maine Turnpike Authority Current Refunding Revenue Bonds, 5.00%, 07/01/30	2,185,520
1,000,000	Maine Turnpike Authority Current Refunding Revenue Bonds, 5.00%, 07/01/32	1,125,336
1,000,000	Maine Turnpike Authority Current Refunding Revenue Bonds, 5.00%, 07/01/34	1,148,011
		4,458,867

85

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Maryland — 2.4%
$5,015,000	County of Anne Arundel Public Improvements GO, 5.00%, 10/01/28	$5,311,931
5,685,000	County of Baltimore Current Refunding GO, 5.00%, 02/01/29	6,065,155
4,290,000	County of Howard Refunding GO, Series A, 5.00%, 08/15/40	4,835,226
13,915,000	County of Montgomery Refunding GO, Series A, 5.00%, 08/01/36	15,241,189
4,200,000	Maryland Economic Development Corp. Public Facilities Revenue Bonds, Series A, 5.00%, 06/01/30	4,581,555
4,310,000	Maryland Economic Development Corp. Public Facilities Revenue Bonds, Series A, 5.00%, 06/01/31	4,776,104
4,630,000	Maryland Economic Development Corp. Public Facilities Revenue Bonds, Series A, 5.00%, 06/01/32	5,202,124
4,860,000	Maryland Economic Development Corp. Public Facilities Revenue Bonds, Series A, 5.00%, 06/01/33	5,524,969
20,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/28	21,028,246
15,000,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/36	16,597,259
12,875,000	State of Maryland School Improvements GO, Series A, 5.00%, 06/01/38	14,468,415
5,380,000	Washington Suburban Sanitary Commission Water Utility Improvements Revenue Bonds, (County GTY), 5.00%, 06/01/41	6,088,824
		109,720,997
Massachusetts — 3.4%
10,000,000	Commonwealth of Massachusetts Current Refunding GO, Series A, 5.00%, 10/01/31	11,156,878
Principal Amount		Value
Massachusetts (continued)
$10,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A, 5.00%, 05/01/53	$10,307,481
10,000,000	Commonwealth of Massachusetts Transit Improvements GO, Series A, 5.00%, 02/01/32	11,203,823
7,500,000	Massachusetts Bay Transportation Authority Sales Tax Transit Improvements Revenue Bonds, Series B, 5.00%, 07/01/33	8,628,040
3,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/27	3,563,573
2,500,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/28	2,610,592
2,160,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/29	2,311,523
2,000,000	Massachusetts Clean Water Trust Current Refunding Revenue Bonds, 5.00%, 02/01/30	2,186,065
4,900,000	Massachusetts Clean Water Trust Water Utility Improvements Revenue Bonds, 5.00%, 02/01/42	5,299,524
10,000,000	Massachusetts Development Finance Agency Advance Refunding Revenue Bonds, Series A, 5.00%, 10/15/27	10,359,546
4,500,000	Massachusetts Development Finance Agency Current Refunding Revenue Bonds, Series A, 5.00%, 02/15/27	4,585,789
4,000,000	Massachusetts Development Finance Agency Current Refunding Revenue Bonds, Series A, 5.00%, 02/15/28	4,175,972
2,400,000	Massachusetts Development Finance Agency Current Refunding Revenue Bonds, Series A, 5.00%, 02/15/29	2,561,274

86

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$2,500,000	Massachusetts Development Finance Agency Current Refunding Revenue Bonds, Series A, 5.00%, 02/15/34	$2,877,592
17,830,000	Massachusetts Development Finance Agency Health Care Facilities Revenue Bonds, Series T, 5.00%, 03/01/34	20,494,480
15,000,000	Massachusetts Development Finance Agency Refunding Revenue Bonds, Series B, 5.00%, 02/15/34	17,265,555
8,575,000	Massachusetts Development Finance Agency University & College Improvements Revenue Bonds, Series A-1, 5.00%, 05/15/55	9,562,457
5,000,000	Massachusetts Port Authority Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 07/01/33	5,479,652
5,440,000	Massachusetts School Building Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 02/15/27	5,546,288
7,300,000	Massachusetts School Building Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 02/15/31	8,133,334
3,000,000	Massachusetts School Building Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 02/15/34	3,473,327
2,500,000	Massachusetts Water Resources Authority Cash Flow Management Revenue Bonds, Series C, 5.00%, 08/01/27	2,576,300
2,160,000	Massachusetts Water Resources Authority Cash Flow Management Revenue Bonds, Series C, 5.00%, 08/01/29	2,335,400
		156,694,465
Principal Amount		Value
Michigan — 0.2%
$6,900,000	Michigan State Building Authority Refunding Revenue Bonds, Series I, 5.00%, 04/15/31	$7,648,217
Minnesota — 0.6%
5,390,000	State of Minnesota School Improvements GO, Series A, 5.00%, 08/01/33	6,161,748
7,360,000	State of Minnesota School Improvements GO, Series A, Group 2, 5.00%, 08/01/38	8,100,817
6,570,000	University of Minnesota Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/35	7,583,899
6,130,000	University of Minnesota Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/36	7,111,010
		28,957,474
Missouri — 1.0%
4,360,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 11/15/29	4,643,130
2,500,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 11/15/32	2,748,345
14,500,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 04/01/33	16,221,085
10,245,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 05/01/33	11,470,189
10,500,000	Health & Educational Facilities Authority of the State of Missouri Health Care Facilities Revenue Bonds, Series A, 5.00%, 04/01/36	11,957,296
		47,040,045

87

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Nebraska — 0.1%
$2,345,000	Metropolitan Utilities District of Omaha Water System Revenue Bonds, 5.00%, 12/01/27	$2,435,352
New Hampshire — 0.5%
20,000,000	New Hampshire Health and Education Facilities Authority Act University & College Improvements Revenue Bonds, Series A, 5.00%, 06/01/32	22,604,002
New Jersey — 6.8%
1,000,000	Camden County Improvement Authority Current Refunding Revenue Bonds, Series B, (County GTY), 5.00%, 01/15/27	1,016,916
1,000,000	Camden County Improvement Authority Current Refunding Revenue Bonds, Series B, (County GTY), 5.00%, 01/15/28	1,041,043
1,000,000	Camden County Improvement Authority Current Refunding Revenue Bonds, Series B, (County GTY), 5.00%, 01/15/29	1,064,447
1,815,000	New Jersey Educational Facilities Authority Advance Refunding Revenue Bonds, Series I, 5.00%, 07/01/34	1,859,479
11,450,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	11,495,699
12,210,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/28	12,861,522
7,735,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/34	8,953,426
7,585,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/35	8,847,391
6,665,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/27	6,803,345
Principal Amount		Value
New Jersey (continued)
$4,000,000	New Jersey Educational Facilities Authority Current Refunding Revenue Bonds, Series C, 5.00%, 03/01/28	$4,185,584
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 03/01/27	10,207,570
15,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/64	16,481,994
10,000,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A1, 5.00%, 03/01/30	10,903,000
18,800,000	New Jersey Educational Facilities Authority University & College Improvements Revenue Bonds, Series A1, 5.00%, 03/01/36	21,434,624
10,000,000	New Jersey Health Care Facilities Financing Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/34	11,339,568
15,000,000	New Jersey Health Care Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/29	15,962,490
10,200,000	New Jersey Health Care Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/32	11,322,377
3,815,000	New Jersey Health Care Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/36	4,396,408
10,000,000	New Jersey Infrastructure Bank Green Purpose Revenue Bonds, Series A-2, 5.00%, 09/01/47	10,498,195

88

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
New Jersey (continued)
$9,000,000	New Jersey Transportation Trust Fund Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 06/15/33	$10,147,410
13,695,000	New Jersey Transportation Trust Fund Authority Cash Flow Management Revenue Bonds, Series AA, 4.00%, 06/15/40	13,518,254
5,000,000	New Jersey Transportation Trust Fund Authority Cash Flow Management Revenue Bonds, Series BB, 4.61%, 06/15/26	5,003,348
3,210,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/31	3,542,613
7,250,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/32	8,032,941
5,000,000	New Jersey Transportation Trust Fund Authority Highway Improvements Revenue Bonds, Series BB, 5.00%, 06/15/33	5,514,159
12,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 01/01/34	13,696,120
5,410,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.48%, 01/01/28	5,185,111
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 5.00%, 01/01/27	1,015,359
9,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.28%, 01/01/27	8,842,555
5,500,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B, 1.81%, 01/01/30	5,052,004
Principal Amount		Value
New Jersey (continued)
$4,250,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series E, 5.00%, 01/01/32	$4,399,009
10,000,000	New Jersey Turnpike Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 01/01/31	10,997,234
3,755,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/29	3,987,745
3,400,000	New Jersey Turnpike Authority Current Refunding Revenue Bonds, Series C, 5.00%, 01/01/30	3,681,327
5,500,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/43	6,070,484
2,500,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/29	2,541,284
4,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series A, 5.00%, 01/01/34	4,052,575
3,750,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/42	4,059,590
5,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/44	5,409,162
12,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds, Series B, 5.00%, 01/01/46	12,704,032
2,000,000	Rutgers The State University of New Jersey Advance Refunding Revenue Bonds, Series S, 1.66%, 05/01/28	1,904,087
		310,031,481
New York — 8.1%
8,360,000	City of New York Current Refunding GO, Series A-1, 5.00%, 08/01/30	9,110,093

89

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
New York (continued)
$15,000,000	City of New York Current Refunding GO, Series B-2, 4.06%, 08/01/26	$15,000,882
25,000,000	City of New York Current Refunding GO, Series F-2, 4.12%, 08/01/26	25,005,390
12,335,000	City of New York Public Improvements GO, Series B-2, 5.31%, 10/01/27	12,544,414
10,000,000	City of New York Public Improvements GO, Series B-3, 5.00%, 09/01/26(a)	10,091,922
8,890,000	City of New York Public Improvements GO, Subseries D-2, 3.66%, 12/01/26	8,872,737
19,825,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	19,975,216
7,500,000	City of New York Refunding GO, Subseries F-1, 5.00%, 08/01/31	8,281,754
8,000,000	City of New York Refunding GO, Subseries F-1, 5.00%, 08/01/34	9,109,616
10,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/30	10,919,169
10,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	11,105,230
20,000,000	Empire State Development Corp. Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	22,493,178
10,000,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/27	10,403,683
9,000,000	New York City Municipal Water Finance Authority Water Utility Improvements Revenue Bonds, Series BB, 5.00%, 06/15/47	9,555,862
Principal Amount		Value
New York (continued)
$15,000,000	New York City Transitional Finance Authority Current Refunding Revenue Bonds, Series 1, 5.00%, 11/01/29	$16,182,961
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.00%, 02/01/31	9,155,857
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series F-2, 4.90%, 02/01/32	10,204,787
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.00%, 11/01/28	14,272,196
15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.05%, 11/01/29	15,398,649
15,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.15%, 11/01/30	15,495,423
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.25%, 11/01/31	10,380,346
14,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series D-2, 5.35%, 11/01/32	14,607,113
1,785,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/26	1,785,000
2,000,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/27	2,047,744
9,335,000	New York City Transitional Finance Authority Public Improvements Revenue Bonds, Series I, 5.27%, 05/01/34	9,650,134
10,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	11,450,833

90

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
New York (continued)
$10,000,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	$10,933,577
6,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	6,017,956
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	10,663,598
6,500,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	6,970,300
10,210,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/31	11,252,181
10,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	10,928,454
		369,866,255
North Carolina — 2.3%
3,000,000	City of Charlotte GO, Series A, 4.75%, 06/01/33	3,066,440
1,235,000	City of Charlotte Water & Sewer System Refunding Revenue Bonds, 5.00%, 07/01/27	1,270,145
3,575,000	City of Raleigh NC Combined Enterprise System Current Refunding Revenue Bonds, 5.00%, 12/01/33	4,114,347
3,535,000	City of Raleigh NC Combined Enterprise System Current Refunding Revenue Bonds, 5.00%, 12/01/34	4,106,117
4,305,000	City of Raleigh NC Combined Enterprise System Current Refunding Revenue Bonds, 5.00%, 12/01/35	5,033,586
10,250,000	County of Cabarrus Current Refunding Revenue Bonds, Series A, 5.00%, 08/01/32	11,534,761
Principal Amount		Value
North Carolina (continued)
$10,200,000	County of Guilford School Improvements GO, 5.00%, 03/01/30	$11,124,963
15,000,000	County of Guilford School Improvements GO, 5.00%, 03/01/35	17,495,000
11,285,000	County of Mecklenburg Correctional Facilities Improvements Revenue Bonds, 5.00%, 02/01/27	11,489,131
11,195,000	County of Mecklenburg Correctional Facilities Improvements Revenue Bonds, 5.00%, 02/01/29	11,925,148
11,645,000	County of Mecklenburg GO, 5.00%, 09/01/26	11,736,548
6,000,000	North Carolina Medical Care Commission Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/32	6,687,725
6,000,000	North Carolina Medical Care Commission Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/37	6,745,808
		106,329,719
Ohio — 4.7%
2,000,000	City of Columbus Public Improvements GO, Series A, 5.00%, 08/15/26	2,013,575
5,025,000	Ohio State University Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/35	5,814,918
5,500,000	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Improvements Revenue Bonds, 5.00%, 06/01/30	6,005,897
11,735,000	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Improvements Revenue Bonds, 5.00%, 06/01/31	13,020,560
11,885,000	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Improvements Revenue Bonds, 5.00%, 06/01/32	13,373,444

91

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Ohio (continued)
$14,975,000	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Improvements Revenue Bonds, 5.00%, 06/01/33	$17,052,784
14,035,000	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Improvements Revenue Bonds, 5.00%, 06/01/34	16,165,095
7,640,000	Ohio Water Development Authority Water Pollution Control Loan Fund Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/47	8,084,251
2,500,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/30	2,729,953
2,500,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/30	2,752,506
3,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/31	3,328,648
6,825,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/32	7,679,744
5,360,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/32	6,068,779
3,475,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/33	3,957,157
3,700,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/33	4,213,376
5,940,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/33	6,799,885
5,930,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/34	6,829,997
Principal Amount		Value
Ohio (continued)
$6,820,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/34	$7,886,452
4,720,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/35	5,460,884
5,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 06/01/36	5,759,605
10,000,000	Ohio Water Development Authority Water Utility Improvements Revenue Bonds, Series A, 5.00%, 12/01/41	11,145,845
5,615,000	State of Ohio Correctional Facilities Improvements Revenue Bonds, Series A, 5.00%, 10/01/30	6,170,462
4,000,000	State of Ohio Correctional Facilities Improvements Revenue Bonds, Series A, 5.00%, 10/01/32	4,512,302
3,500,000	State of Ohio Correctional Facilities Improvements Revenue Bonds, Series A, 5.00%, 10/01/33	3,992,302
2,500,000	State of Ohio Correctional Facilities Improvements Revenue Bonds, Series A, 5.00%, 10/01/34	2,875,158
3,825,000	State of Ohio Health Care Facilities Revenue Bonds, Series A, 5.00%, 01/01/29	4,050,918
8,080,000	State of Ohio School Improvements GO, Series A, 5.00%, 06/15/32	9,086,599
11,025,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/33	12,520,947
10,805,000	State of Ohio University & College Improvements GO, Series A, 5.00%, 05/01/34	12,403,038
		211,755,081
Oklahoma — 0.9%
8,420,000	City of Oklahoma Public Improvements GO, 5.00%, 03/01/29	8,980,025

92

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Oklahoma (continued)
$8,420,000	City of Oklahoma Public Improvements GO, 5.00%, 03/01/30	$9,141,777
8,420,000	City of Oklahoma Public Improvements GO, 5.00%, 03/01/34	9,526,252
5,675,000	Oklahoma City Water Utilities Trust Advance Refunding Revenue Bonds, 3.68%, 07/01/29	5,627,541
2,750,000	Oklahoma Water Resources Board Water Utility Improvements Revenue Bonds, Series A, 5.00%, 04/01/31	3,039,960
2,335,000	Oklahoma Water Resources Board Water Utility Improvements Revenue Bonds, Series A, 5.00%, 04/01/34	2,668,099
		38,983,654
Oregon — 1.1%
2,000,000	City of Portland Water System Revenue Bonds, Series A, 5.00%, 05/01/28	2,097,772
3,350,000	City of Portland Water System Revenue Bonds, Series A, 5.00%, 05/01/30	3,657,282
15,000,000	Metro Recreational Facilities Improvements GO, 5.00%, 06/01/26	15,028,659
15,000,000	Metro Recreational Facilities Improvements GO, 5.00%, 06/01/27	15,394,008
15,000,000	Metro Recreational Facilities Improvements GO, 5.00%, 06/01/28	15,770,871
		51,948,592
Pennsylvania — 2.5%
11,500,000	Commonwealth of Pennsylvania Current Refunding GO, 4.00%, 02/15/34	12,212,186
10,000,000	Commonwealth of Pennsylvania Current Refunding GO, Series D, 5.00%, 09/01/26	10,076,937
5,000,000	Pennsylvania Higher Educational Facilities Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/35	5,749,735
Principal Amount		Value
Pennsylvania (continued)
$7,325,000	Pennsylvania State University University & College Improvements Revenue Bonds, Series A, 5.00%, 09/01/30	$8,023,645
9,105,000	Pennsylvania State University University & College Improvements Revenue Bonds, Series A, 5.00%, 09/01/31	10,126,759
2,880,000	Pennsylvania State University University & College Improvements Revenue Bonds, Series A, 5.00%, 09/01/32	3,246,077
12,020,000	Philadelphia Authority for Industrial Development Health Care Facilities Revenue Bonds, Series A, 5.00%, 07/01/45	12,795,171
15,000,000	Philadelphia Authority for Industrial Development Health Care Facilities Revenue Bonds, Series A, 4.00%, 07/01/49	13,745,608
7,000,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/26	7,026,160
5,890,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/27	6,052,117
6,275,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/28	6,586,477
8,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/29	9,101,446
6,500,000	Philadelphia Authority for Industrial Development Refunding Revenue Bonds, 5.00%, 07/01/30	7,083,896
		111,826,214

93

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
South Carolina — 0.5%
$3,695,000	Renewable Water Resources Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/32	$4,160,040
3,830,000	Renewable Water Resources Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/33	4,367,003
4,290,000	Renewable Water Resources Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/35	4,892,752
2,000,000	South Carolina Jobs-Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/33	2,236,223
6,475,000	South Carolina Jobs-Economic Development Authority Revenue Bonds, Series A, 5.00%, 11/01/34	7,261,328
		22,917,346
South Dakota — 0.2%
7,955,000	South Dakota Health & Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 07/01/31	8,672,948
Texas — 26.6%
10,000,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/29	10,755,372
14,700,000	Board of Regents of the University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 08/15/35	16,767,041
7,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/26	7,046,493
17,250,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/28	18,184,222
5,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/31	5,557,506
Principal Amount		Value
Texas (continued)
$6,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/32	$6,758,922
15,520,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series A, 5.00%, 08/15/39	17,604,015
7,470,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series B, 5.00%, 08/15/31	8,302,914
10,000,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series B, 5.00%, 08/15/33	11,393,457
1,820,000	Board of Regents of the University of Texas System Refunding Revenue Bonds, Series B, 5.00%, 08/15/38	2,033,858
5,000,000	City of Austin Airport System Revenue Bonds, 5.00%, 11/15/28	5,244,461
125,000	City of Austin TX Water & Wastewater System Revenue Pre-refunded Advance Refunding Revenue Bonds, 5.00%, 11/15/26(b)	126,472
360,000	City of Austin TX Water & Wastewater System Revenue Pre-refunded Advance Refunding Revenue Bonds, 5.00%, 11/15/27	372,453
3,530,000	City of Austin TX Water & Wastewater System Revenue Advance Refunding Revenue Bonds, 5.00%, 11/15/27	3,659,828
4,875,000	City of Austin TX Water & Wastewater System Revenue Advance Refunding Revenue Bonds, 5.00%, 11/15/29	4,934,186
2,185,000	City of Austin Water & Wastewater System Current Refunding Revenue Bonds, 5.00%, 11/15/30	2,400,681
7,450,000	City of El Paso TX Water & Sewer Revenue Current Refunding Revenue Bonds, 5.00%, 03/01/34	8,404,234

94

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Texas (continued)
$10,000,000	City of El Paso TX Water & Sewer Revenue Current Refunding Revenue Bonds, 5.00%, 03/01/36	$11,274,083
10,520,000	City of El Paso TX Water & Sewer Revenue Current Refunding Revenue Bonds, 5.00%, 03/01/37	11,778,152
5,000,000	City of El Paso TX Water & Sewer Revenue Current Refunding Revenue Bonds, 5.00%, 03/01/39	5,524,489
5,000,000	City of El Paso Water & Sewer Refunding Revenue Bonds, 5.00%, 03/01/46	5,284,339
17,095,000	Comal Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/35	19,450,564
2,000,000	Conroe Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/27	2,038,397
2,000,000	Conroe Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/30	2,171,035
7,500,000	County of Bexar Pre-refunded Advance Refunding GO, 5.00%, 06/15/26(b)	7,520,389
6,730,000	County of Collin Public Facilities GO, 5.00%, 02/15/27	6,851,239
5,145,000	County of Harris Refunding GO, Series A, 5.00%, 09/15/29	5,539,339
5,000,000	County of Harris Refunding GO, Series A, 5.00%, 09/15/30	5,478,633
7,000,000	County of Harris Refunding GO, Series A, 5.00%, 09/15/31	7,788,716
6,085,000	County of Harris Refunding GO, Series A, 5.00%, 09/15/33	6,937,936
2,500,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/26	2,516,364
2,250,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/27	2,318,441
Principal Amount		Value
Texas (continued)
$6,350,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/28	$6,686,695
3,250,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/29	3,489,374
2,500,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/30	2,730,248
5,000,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/31	5,541,099
6,695,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/32	7,512,335
3,000,000	County of Harris Toll Road Revenue Bonds, Series A, 5.00%, 08/15/33	3,402,842
10,000,000	County of Travis Public Improvements GO, 5.00%, 03/01/27	10,198,143
14,970,000	County of Travis Public Improvements GO, 5.00%, 03/01/30	16,247,688
9,500,000	Cypress-Fairbanks Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/31	10,462,088
14,020,000	Cypress-Fairbanks Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/32	15,650,684
5,000,000	Cypress-Fairbanks Independent School District School Improvements GO, Series B, (PSF-GTD), 4.00%, 02/15/44	4,905,824
5,735,000	Dallas Independent School District Cash Flow Management GO, Series C, (PSF-GTD), 5.00%, 02/15/33	6,471,371
5,000,000	Dallas Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/33	5,641,997
5,000,000	Dallas Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/34	5,687,000

95

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Texas (continued)
$5,000,000	Dallas Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 02/15/35	$5,732,293
5,000,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/34	5,663,400
16,460,000	Denton Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/48	17,147,431
4,750,000	Forney Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/30	5,200,862
3,750,000	Forney Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/31	4,169,692
4,500,000	Forney Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/32	5,071,404
5,000,000	Fort Bend Independent School District School Improvements GO, Series A, (PSF-GTD), 5.00%, 08/15/26	5,032,728
5,000,000	Frisco Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/30	5,416,306
5,500,000	Frisco Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/31	6,054,402
5,000,000	Frisco Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/15/32	5,578,726
10,880,000	Grapevine-Colleyville Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/29	11,715,393
6,510,000	Grapevine-Colleyville Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/15/30	7,125,151
Principal Amount		Value
Texas (continued)
$10,365,000	Gregory-Portland Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/29	$11,011,935
3,100,000	Gregory-Portland Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/30	3,352,294
9,850,000	Gregory-Portland Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/37	10,729,296
9,000,000	Harris County Flood Control District Refunding GO, 5.00%, 09/15/29	9,650,659
6,000,000	Harris County Flood Control District Refunding GO, 5.00%, 09/15/30	6,540,697
2,500,000	Houston Independent School District Current Refunding GO, Series B, (PSF-GTD), 5.00%, 02/15/27	2,546,812
8,635,000	Judson Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/01/32	9,586,132
17,090,000	Judson Independent School District Current Refunding GO, Series A, (PSF-GTD), 5.00%, 02/01/33	19,187,541
5,000,000	Katy Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/46	5,307,454
5,000,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/30	5,460,588
11,000,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/32	12,343,904
10,000,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/33	11,331,499
7,560,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/34	8,642,327

96

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Texas (continued)
$5,000,000	Klein Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/01/35	$5,751,105
5,000,000	Leander Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/27	5,092,440
5,000,000	Leander Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/28	5,211,648
5,000,000	Lewisville Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/28	5,288,882
10,000,000	Lone Star College System Advance Refunding GO, 5.00%, 02/15/29	10,010,204
2,500,000	Mesquite Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/30	2,739,422
4,000,000	Mesquite Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/31	4,449,756
2,500,000	Mesquite Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/33	2,840,968
2,500,000	Mesquite Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/34	2,866,583
19,010,000	Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue Transit Improvements Revenue Bonds, 5.00%, 11/01/27	19,688,471
5,140,000	North East Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/01/30	5,617,809
6,085,000	North East Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/01/31	6,752,795
Principal Amount		Value
Texas (continued)
$5,245,000	North East Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/01/32	$5,898,580
2,900,000	North East Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/01/33	3,294,242
5,500,000	North East Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 08/01/34	6,287,407
4,925,000	North Texas Municipal Water District Refunding Revenue Bonds, 5.00%, 06/01/29	5,273,674
5,170,000	North Texas Municipal Water District Refunding Revenue Bonds, 5.00%, 06/01/30	5,629,462
5,985,000	North Texas Municipal Water District Refunding Revenue Bonds, 5.00%, 06/01/33	6,779,139
4,600,000	North Texas Municipal Water District Refunding Revenue Bonds, 5.00%, 06/01/35	5,286,512
5,000,000	North Texas Municipal Water District Water System Current Refunding Revenue Bonds, 5.00%, 09/01/31	5,544,573
5,000,000	North Texas Municipal Water District Water System Current Refunding Revenue Bonds, 5.00%, 09/01/32	5,616,470
10,000,000	North Texas Municipal Water District Water System Current Refunding Revenue Bonds, 5.00%, 09/01/33	11,333,692
5,000,000	North Texas Municipal Water District Water System Current Refunding Revenue Bonds, 5.00%, 09/01/34	5,714,584
9,500,000	North Texas Municipal Water District Water System Current Refunding Revenue Bonds, 5.00%, 09/01/37	10,704,161
13,420,000	Permanent University Fund - Texas A&M University System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	13,792,504

97

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Texas (continued)
$3,605,000	Permanent University Fund - Texas A&M University System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	$3,942,531
6,000,000	Permanent University Fund - Texas A&M University System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/32	6,748,756
14,110,000	Permanent University Fund - Texas A&M University System University & College Improvements Revenue Bonds, 5.00%, 07/01/36	15,548,317
2,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/27	2,055,748
2,550,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/28	2,681,648
10,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/31	11,095,400
12,500,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/32	14,059,907
10,610,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/33	12,073,047
15,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	17,352,754
14,995,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/36	17,427,414
Principal Amount		Value
Texas (continued)
$7,500,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/40	$8,226,032
10,000,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/41	10,924,758
1,875,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	1,882,103
6,355,000	Permanent University Fund - University of Texas System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	6,944,754
10,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/26	10,038,896
6,000,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/27	6,171,446
6,500,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/30	7,092,472
4,425,000	Permanent University Fund - University of Texas System Refunding Revenue Bonds, 5.00%, 07/01/31	4,902,960
2,500,000	Richardson Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/31	2,754,362
2,800,000	Richardson Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/32	3,128,844
4,830,000	Richardson Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/33	5,462,882

98

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Texas (continued)
$5,250,000	Richardson Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/34	$5,998,768
5,800,000	Richardson Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/35	6,678,386
4,155,000	Rockwall Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/30	4,504,073
6,000,000	Rockwall Independent School District Current Refunding GO, (PSF-GTD), 5.00%, 02/15/37	6,829,250
3,500,000	San Angelo Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/35	4,015,509
9,515,000	San Angelo Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/37	10,770,371
5,575,000	San Angelo Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/38	6,273,021
2,500,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/28	2,636,423
4,600,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/31	5,095,690
2,685,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/32	3,007,843
3,250,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/33	3,684,128
2,500,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/34	2,862,633
Principal Amount		Value
Texas (continued)
$3,200,000	San Antonio Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/35	$3,686,916
2,500,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series A, 5.00%, 05/15/26	2,502,246
5,000,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series C, 5.00%, 05/15/29	5,346,436
2,145,000	San Antonio Water System Water Utility Improvements Revenue Bonds, Series C, 5.00%, 05/15/30	2,333,061
9,450,000	Spring Branch Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/01/29	10,063,225
12,935,000	Spring Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/31	14,308,745
5,000,000	Spring Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/33	5,657,381
3,250,000	Spring Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/34	3,706,069
3,500,000	Spring Independent School District School Improvements GO, (PSF-GTD), 5.00%, 08/15/36	3,985,194
5,000,000	State of Texas Public Finance Authority Advance Refunding GO, 2.18%, 10/01/27	4,887,040
5,000,000	State of Texas Refunding GO, Series B, 1.94%, 10/01/31	4,461,541
18,500,000	Tarrant Regional Water District Water Supply System Revenue Bonds, 5.00%, 03/01/31	20,393,991
15,160,000	Tarrant Regional Water District Water Supply System Revenue Bonds, 5.00%, 03/01/34	17,327,980
7,730,000	Tarrant Regional Water District Water Utility Improvements Revenue Bonds, 5.00%, 09/01/30	8,454,640

99

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Texas (continued)
$3,000,000	Texas A&M University & College Improvements Revenue Bonds, 5.00%, 05/15/30	$3,273,850
2,000,000	Texas A&M University & College Improvements Revenue Bonds, Series A, 5.00%, 05/15/33	2,269,974
9,000,000	Texas A&M University University & College Improvements Revenue Bonds, Series A, 5.00%, 05/15/33	10,214,881
10,170,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/28	10,608,374
4,000,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/29	4,259,178
4,100,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/30	4,443,560
1,605,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/31	1,766,084
7,500,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/33	8,461,855
7,500,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/34	8,543,751
6,700,000	Texas State University System University & College Improvements Revenue Bonds, 5.00%, 03/15/37	7,524,347
17,185,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/30	18,617,136
15,000,000	Texas Tech University System University & College Improvements Revenue Bonds, Series A, 5.00%, 02/15/32	16,737,876
Principal Amount		Value
Texas (continued)
$15,000,000	Texas Transportation Commission Current Refunding GO, 5.00%, 04/01/32	$16,733,496
4,090,000	Texas Transportation Commission Current Refunding GO, 5.00%, 04/01/33	4,616,436
5,000,000	Texas Water Development Board Water Utility Improvements Revenue Bonds, 5.00%, 08/01/40	5,604,666
2,500,000	Tomball Independent School District School Improvements GO, (PSF-GTD), 5.00%, 02/15/29	2,657,425
4,085,000	Trinity River Authority Central Regional Sewer Improvements Revenue Bonds, Series A, 5.00%, 08/01/36	4,729,593
8,855,000	Trinity River Authority Central Regional Sewer Improvements Revenue Bonds, Series A, 5.00%, 08/01/37	10,169,461
4,480,000	Trinity River Authority Central Regional Sewer Improvements Revenue Bonds, Series A, 5.00%, 08/01/38	5,103,843
11,040,000	Trinity River Authority Central Regional Sewer Improvements Revenue Bonds, Series A, 5.00%, 08/01/39	12,506,422
8,225,000	Trinity River Authority Central Regional Sewer Improvements Revenue Bonds, Series A, 5.00%, 08/01/40	9,271,352
		1,211,808,779
Utah — 0.5%
2,950,000	City of Salt Lake City Airport Revenue Bonds, Series A, 5.00%, 07/01/26	2,959,826
2,500,000	City of Salt Lake City Airport Revenue Bonds, Series A, 5.00%, 07/01/30	2,685,762
10,000,000	City of Salt Lake City Airport Revenue Bonds, Series A, 5.00%, 07/01/33	10,781,384
3,710,000	Davis School District School Improvements GO, (School Board GTY), 5.00%, 06/01/31	4,118,663
		20,545,635

100

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Virginia — 3.6%
$6,790,000	City of Norfolk Recreation Facilities Improvements GO, Series A, (State Aid Withholding), 5.00%, 09/01/31	$7,579,837
5,135,000	City of Norfolk Recreation Facilities Improvements GO, Series A, (State Aid Withholding), 5.00%, 09/01/32	5,812,549
16,395,000	City of Norfolk Recreation Facilities Improvements GO, Series A, (State Aid Withholding), 5.00%, 09/01/33	18,779,364
3,500,000	City of Norfolk Recreation Facilities Improvements GO, Series A, (State Aid Withholding), 5.00%, 09/01/35	4,023,037
6,250,000	County of Fairfax Current Refunding GO, Series B, (State Aid Withholding), 5.00%, 10/01/28	6,622,774
10,360,000	County of Fairfax Current Refunding GO, Series B, (State Aid Withholding), 5.00%, 10/01/29	11,204,352
4,285,000	County of Fairfax Current Refunding GO, Series B, (State Aid Withholding), 5.00%, 10/01/30	4,716,599
16,640,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 4.00%, 10/01/31	17,738,495
14,745,000	County of Fairfax School Improvements GO, Series A, (State Aid Withholding), 4.00%, 10/01/33	15,831,510
10,045,000	County of Loudoun Public Facilities GO, Series A, 5.00%, 12/01/34	11,657,927
9,265,000	County of Loudoun Public Facilities GO, Series A, 5.00%, 12/01/39	10,410,458
17,900,000	Fairfax County Industrial Development Authority Health Care Facilities Revenue Bonds, 5.00%, 05/15/32	19,983,573
3,000,000	Hampton Roads Transportation Accountability Commission Highway Improvements Revenue Bonds, Series A, 5.00%, 07/01/35	3,328,083
Principal Amount		Value
Virginia (continued)
$16,330,000	Hampton Roads Transportation Accountability Commission Revenue Bonds, Series A, 5.00%, 07/01/26	$16,389,562
2,750,000	Virginia Beach Development Authority Current Refunding Revenue Bonds, Series B, 5.00%, 02/01/27	2,799,744
8,500,000	Virginia Resources Authority Clean Water Revolving Fund Current Refunding Revenue Bonds, 5.00%, 10/01/26	8,582,303
		165,460,167
Washington — 5.0%
2,000,000	County of King Public Improvements GO, Series A, 5.00%, 12/01/34	2,306,509
9,000,000	County of King School District No 411 Issaquah School Improvements GO, (School Board GTY), 5.00%, 12/01/32	9,329,446
6,250,000	King & Snohomish Counties School District No 417 Northshore School Improvements GO, (School Board GTY), 5.00%, 12/01/26	6,335,821
2,270,000	Snohomish County School District No 15 Edmonds School Improvements GO, (School Board GTY), 5.00%, 12/01/29	2,456,605
7,135,000	State of Washington Current Refunding GO, Series R, 5.00%, 07/01/26	7,161,423
20,000,000	State of Washington Current Refunding GO, Series R-2023A, 5.00%, 08/01/37	22,294,460
5,620,000	State of Washington GO, Series T, 4.74%, 08/01/26	5,632,785
15,000,000	State of Washington Public Improvements GO, Series T, 4.12%, 08/01/26	15,011,308
24,710,000	State of Washington School Improvements GO, Series 2024-A, 5.00%, 08/01/42	26,869,348
15,000,000	State of Washington School Improvements GO, Series A, 5.00%, 08/01/29	16,149,776

101

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

Principal Amount		Value
Washington (continued)
$15,000,000	State of Washington School Improvements GO, Series A, 5.00%, 08/01/30	$16,451,949
8,250,000	State of Washington School Improvements GO, Series A, 5.00%, 08/01/31	9,181,429
15,000,000	State of Washington School Improvements GO, Series A, 5.00%, 08/01/32	16,897,548
15,000,000	State of Washington School Improvements GO, Series A, 5.00%, 08/01/33	17,092,822
15,000,000	State of Washington School Improvements GO, Series A-2, 5.00%, 08/01/39	16,342,464
20,000,000	State of Washington School Improvements GO, Series C, 5.00%, 02/01/35	22,796,066
15,000,000	State of Washington School Improvements GO, Series C, 5.00%, 02/01/46	16,005,526
		228,315,285
Wisconsin — 1.3%
5,780,000	State of Wisconsin Crossover Refunding GO, Series 2, 5.00%, 11/01/27	5,922,616
13,780,000	State of Wisconsin GO, Series A, 5.00%, 05/01/38	15,044,123
10,000,000	State of Wisconsin Pre-refunded Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/27(b)	10,238,421
8,000,000	State of Wisconsin University & College Improvements GO, Series A, 5.00%, 05/01/32	8,877,886
9,410,000	State of Wisconsin Water Utility Improvements GO, Series A, 5.00%, 05/01/26	9,410,000
10,000,000	State of Wisconsin Water Utility Improvements GO, Series A, 5.00%, 05/01/36	11,312,845
		60,805,891
Total Municipal Bonds (Cost $4,340,185,486)		4,361,601,909
Principal Amount		Value
CORPORATE BONDS — 1.2%
United States — 1.2%
$8,000,000	Brown University, Series A, 1.91%, 09/01/30	$7,266,605
5,000,000	J Paul Getty Trust (The), 4.91%, 04/01/35	5,028,668
5,000,000	Leland Stanford Junior University (The), 1.29%, 06/01/27	4,856,958
6,400,000	Leland Stanford Junior University (The), 4.68%, 03/01/35	6,366,546
9,275,000	Northwestern University, 4.94%, 12/01/35	9,309,791
3,000,000	President and Fellows of Harvard College, 4.89%, 03/15/30	3,065,354
20,000,000	SSM Health Care Corp., 4.89%, 06/01/28	20,108,249
1,800,000	Trustees of Princeton University (The), 4.65%, 07/01/30	1,821,340
Total Corporate Bonds (Cost $58,494,792)		57,823,511

Shares
INVESTMENT COMPANY — 2.7%
121,786,498	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 3.56%(c)	121,786,498
Total Investment Company (Cost $121,786,498)		121,786,498

TOTAL INVESTMENTS — 99.8% (Cost $4,520,466,776)		$4,541,211,918

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		6,985,260
NET ASSETS — 100.0%		$4,548,197,178

(a)	These securities are subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The rate shown represents the current yield as of April 30, 2026.

102

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026
(Unaudited)

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

GO — General Obligation

GTY — Guaranty

PSF-GTD — Permanent School Fund Guarantee

103

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments	April 30, 2026
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 96.0%
California — 96.0%
$10,000,000	California Educational Facilities Authority University & College Improvements Revenue Bonds, Series V-3, 5.00%, 06/01/33	$11,661,104
7,500,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series 3, 5.00%, 08/15/65	8,622,833
5,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/15/33	5,810,213
2,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 11/01/49	2,106,680
2,515,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series B, 5.00%, 08/15/33	2,922,537
3,000,000	California Health Facilities Financing Authority Health Care Facilities Revenue Bonds, Series B, 5.00%, 08/15/35	3,554,896
1,130,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/27	1,159,220
4,715,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/28	4,973,184
1,020,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/29	1,100,133
1,000,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/32	1,145,220
8,200,000	California Infrastructure & Economic Development Bank Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/33	9,534,098
Principal Amount		Value
California (continued)
$2,000,000	California Infrastructure & Economic Development Bank Water Utility Improvements Revenue Bonds, 5.00%, 10/01/35	$2,274,167
1,950,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/01/28	2,070,548
1,500,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 5.00%, 08/01/33	1,747,608
3,575,000	California Public Finance Authority Health Care Facilities Revenue Bonds, Series A, 4.00%, 07/15/42	3,631,677
2,500,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series A, 5.00%, 09/01/34	2,888,103
2,500,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series C, 5.00%, 11/01/32	2,833,218
2,750,000	California State Public Works Board Public Facilities Revenue Bonds, Series B, 4.99%, 04/01/31	2,818,780
50,000	California State University Current Refunding Revenue Bonds, Series A, 5.00%, 11/01/47	50,033
3,000,000	City & County of San Francisco Current Refunding COP, Series R1, 5.00%, 04/01/40	3,381,076
1,260,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/26	1,263,654
1,100,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/27	1,133,778
2,375,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/28	2,509,881

104

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
California (continued)
$3,000,000	City & County of San Francisco Current Refunding GO, Series R1, 5.00%, 06/15/30	$3,315,514
2,590,000	City of Los Angeles Department of Airports Airport & Marina Improvements Refunding Revenue Bonds, Series A, 5.00%, 05/15/32	2,731,205
2,000,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, 5.00%, 05/15/40	2,128,223
1,220,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series D, 5.00%, 05/15/28	1,289,804
1,500,000	City of Los Angeles Department of Airports Current Refunding Revenue Bonds, Series F, 5.00%, 05/15/34	1,678,000
1,500,000	City of Los Angeles Solid Waste Resources Revenue Bonds, Series A, 5.00%, 02/01/32	1,712,295
2,500,000	City of San Francisco Public Utilities Commission Water Current Refunding Revenue Bonds, Sub-Series F, 5.00%, 11/01/30	2,786,299
3,350,000	City of San Francisco Public Utilities Commission Water Current Refunding Revenue Bonds, Sub-Series F, 5.00%, 11/01/32	3,856,537
3,515,000	City of San Francisco Public Utilities Commission Water Refunding Revenue Bonds, Sub-Series S, 5.00%, 11/01/31	3,987,939
1,000,000	City of San Francisco Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/29	1,092,491
2,910,000	City of San Francisco Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/30	3,243,252
3,000,000	City of San Francisco Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/31	3,403,647
Principal Amount		Value
California (continued)
$1,000,000	City of San Francisco Public Utilities Commission Water Revenue Bonds, Sub-Series C, 5.00%, 11/01/32	$1,151,205
5,135,000	County of San Diego Public Improvements COP, Series A, 5.00%, 10/01/42	5,821,514
2,000,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/26	2,012,248
1,600,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/27	1,653,384
1,955,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/28	2,078,122
1,005,000	County of Santa Clara Current Refunding GO, Series 2008-D, 5.00%, 08/01/29	1,094,507
5,220,000	County of Santa Clara GO, Series C, 4.30%, 08/01/27	5,249,170
5,220,000	County of Santa Clara GO, Series C, 4.33%, 08/01/29	5,266,389
1,475,000	East Bay Municipal Utility District Wastewater System Current Refunding Revenue Bonds, Series B, 5.00%, 06/01/35	1,746,639
1,700,000	East Bay Municipal Utility District Water System Revenue Bonds, Series A, 5.00%, 06/01/31	1,915,683
5,000,000	Los Angeles Community College District University & College Improvements GO, Series A-1, 5.00%, 08/01/27	5,162,433
3,000,000	Los Angeles Community College District University & College Improvements GO, Series B, 4.78%, 08/01/27	3,028,675
2,500,000	Los Angeles Department of Water & Power Water System Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/36	2,778,370
5,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/26	5,017,729

105

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
California (continued)
$5,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series A, 5.00%, 07/01/27	$5,131,039
2,000,000	Los Angeles Department of Water & Power Water System Revenue Bonds, Series D, 5.00%, 07/01/47	2,056,079
3,405,000	Los Rios Community College District Current Refunding GO, 5.00%, 08/01/27	3,524,603
5,880,000	Los Rios Community College District Current Refunding GO, 5.00%, 08/01/28	6,250,444
3,000,000	Metropolitan Water District of Southern California Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/36	3,534,974
1,000,000	Miracosta Community College District University & College Improvements GO, Series 2016-C, 5.00%, 08/01/35	1,135,016
1,000,000	Mt San Antonio Community College District University & College Improvements GO, Series D, 5.00%, 08/01/35	1,173,448
5,000,000	Orange County Local Transportation Authority Sales Tax Current Refunding Revenue Bonds, 5.00%, 02/15/41	5,673,837
1,000,000	Sacramento Municipal Utility District Current Refunding Revenue Bonds, Series J, 5.00%, 08/15/30	1,111,303
2,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series H, 5.00%, 08/15/36	2,184,547
1,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/38	1,139,415
1,400,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/39	1,580,925
Principal Amount		Value
California (continued)
$1,000,000	Sacramento Municipal Utility District Electric Light & Power Improvements Revenue Bonds, Series M, 5.00%, 11/15/40	$1,124,887
1,350,000	San Bernardino Community College District University & College Improvements GO, Series F, 5.00%, 08/01/41	1,545,254
2,500,000	San Diego Community College District University & College Improvements GO, Series A-1, 5.00%, 08/01/41	2,865,680
2,600,000	San Diego County Regional Airport Authority Airport & Marina Improvements Revenue Bonds, Series B, 5.00%, 07/01/31	2,841,240
2,500,000	San Diego County Regional Airport Authority Airport & Marina Improvements Revenue Bonds, Series B, 5.00%, 07/01/32	2,755,064
1,000,000	San Diego County Regional Transportation Commission Current Refunding Revenue Bonds, Series A, 5.00%, 04/01/28	1,055,649
3,500,000	San Francisco City & County Airport & Marina Improvements Revenue Bonds, Series A, 5.00%, 05/01/34	3,914,570
5,000,000	San Francisco City & County Airport & Marina Improvements Revenue Bonds, Series C, 5.00%, 05/01/46	5,004,864
10,000,000	San Francisco City & County Airport Comm-San Francisco International Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/01/31	10,906,136
6,000,000	San Francisco City & County Airport Comm-San Francisco International Airport & Marina Improvements Revenue Bonds, Series D, 5.00%, 05/01/32	6,601,658

106

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
California (continued)
$10,000,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/28	$10,435,645
3,000,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/29	3,184,512
2,000,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/31	2,181,227
2,500,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series A, 5.00%, 05/01/32	2,715,723
2,000,000	San Francisco City & County Airport Current Refunding Revenue Bonds, Series H, 5.00%, 05/01/29	2,123,008
5,700,000	San Francisco City & County Public Utilities Commission Wastewater Advance Refunding Revenue Bonds, Series B, 4.81%, 10/01/32	5,826,508
1,000,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/36	1,128,436
1,650,000	San Jose Evergreen Community College District University & College Improvements GO, Series C, 5.00%, 09/01/38	1,843,278
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/36	1,131,150
1,000,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/37	1,125,766
1,075,000	San Jose Financing Authority Refunding Revenue Bonds, Series B, 5.00%, 11/01/42	1,181,723
2,000,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/42	2,187,835
Principal Amount		Value
California (continued)
$2,000,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series A, 5.00%, 06/01/43	$2,171,514
1,200,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series B, 3.79%, 06/01/27	1,199,802
1,000,000	Santa Clara Valley Water District Current Refunding Revenue Bonds, Series B, 3.74%, 06/01/28	995,342
10,000,000	Santa Clara Valley Water District Refunding Revenue Bonds, Series A-2, 5.00%, 06/01/26	10,013,976
5,000,000	State Center Community College District University & College Improvements GO, Series C, 5.00%, 08/01/47	5,289,790
90,000	State of California Current Refunding GO, 5.00%, 08/01/27	90,177
9,500,000	State of California Current Refunding GO, 5.00%, 08/01/27	9,805,526
10,000,000	State of California Current Refunding GO, 5.00%, 11/01/30	11,015,184
3,180,000	State of California Current Refunding GO, 5.00%, 03/01/38	3,623,190
2,645,000	State of California Current Refunding GO, 5.00%, 10/01/27	2,741,654
10,435,000	State of California Current Refunding GO, (AGM), 5.25%, 08/01/32	11,802,726
6,500,000	State of California Public Improvements GO, 5.00%, 08/01/33	7,426,097
25,000	State of California Refunding GO, 5.00%, 10/01/26	25,047
4,000,000	State of California School Improvements GO, 5.00%, 10/01/30	4,321,178
5,000,000	State of California Water Utility Improvements GO, 6.00%, 03/01/33	5,394,446

107

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
California (continued)
$10,000,000	State of California Water Utility Improvements GO, 5.00%, 04/01/28	$10,497,405
5,000,000	University of California Current Refunding Revenue Bonds, Series BN, 5.00%, 05/15/34	5,679,587
5,000,000	University of California Current Refunding Revenue Bonds, Series BV, 5.00%, 05/15/35	5,726,973
5,000,000	University of California Current Refunding Revenue Bonds, Series CF, 5.00%, 11/15/27	5,195,747
5,000,000	University of California Current Refunding Revenue Bonds, Series CF, 5.00%, 11/15/28	5,314,042
2,000,000	University of California University & College Improvements Revenue Bonds, Series BK, 5.00%, 05/15/32	2,251,920
7,500,000	University of California University & College Improvements Revenue Bonds, Series CD, 5.00%, 05/15/30	8,202,704
7,500,000	University of California University & College Improvements Revenue Bonds, Series CD, 5.00%, 05/15/36	8,746,878

Total Municipal Bonds (Cost $387,680,949)		390,100,263

CORPORATE BONDS — 1.7%
United States — 1.7%
5,000,000	J Paul Getty Trust (The), 4.91%, 04/01/35	5,028,668
2,000,000	Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,912,634

Total Corporate Bonds (Cost $7,000,000)		6,941,302
Shares		Value
INVESTMENT COMPANY — 1.0%
4,257,948	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 3.56%(a)	$4,257,948

Total Investment Company (Cost $4,257,948)		4,257,948

TOTAL INVESTMENTS — 98.7% (Cost $398,938,897)		$401,299,513
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		5,170,975
NET ASSETS — 100.0%		$406,470,488

(a)	The rate shown represents the current yield as of April 30, 2026.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

GO — General Obligation

108

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments	April 30, 2026 (Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 94.6%
New York — 94.6%
$2,500,000	City of New York Current Refunding GO, Series B-1, 5.00%, 08/01/28	$2,627,656
10,000,000	City of New York Current Refunding GO, Series B-2, 4.06%, 08/01/26	10,000,588
2,500,000	City of New York Current Refunding GO, Series F, 5.00%, 08/01/28	2,627,656
7,500,000	City of New York Current Refunding GO, Series F, 5.00%, 08/01/31	8,281,754
3,000,000	City of New York Current Refunding GO, Sub-Series F-1, 5.00%, 08/01/30	3,269,172
6,345,000	City of New York Public Improvements GO, Series A-1, 4.00%, 08/01/41	6,235,048
2,445,000	City of New York Public Improvements GO, Series C, 5.00%, 08/01/28	2,569,848
7,500,000	City of New York Public Improvements GO, Series D, 5.00%, 10/01/34	8,549,956
5,000,000	City of New York Public Improvements GO, Sub-Series E-2, 4.57%, 04/01/28	5,037,885
7,500,000	City of New York Refunding GO, Subseries F-1, 5.00%, 08/01/32	8,385,786
2,860,000	County of Westchester NY Public Improvements GO, Series A, 5.00%, 10/15/29	3,110,221
2,000,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 5.00%, 12/15/30	2,225,444
2,000,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/31	2,131,713
2,300,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/32	2,443,563
2,300,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/33	2,435,152
Principal Amount		Value
New York (continued)
$7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/34	$7,908,288
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/35	7,869,383
9,565,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 02/15/36	10,223,205
7,500,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 12/15/36	7,835,338
5,380,000	County of Westchester NY Recreation Facilities Improvements GO, Series A, 4.00%, 02/15/39	5,635,851
1,500,000	Empire State Development Corp. Pre-refunded Advance Refunding Revenue Bonds, Series A, 5.00%, 03/15/27(a)	1,532,412
5,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/31	5,552,615
5,000,000	Empire State Development Corp. Correctional Facilities Improvements Revenue Bonds, 5.00%, 03/15/32	5,634,713
4,500,000	Empire State Development Corp. Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/36	5,060,965
1,000,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/26	1,000,000
1,025,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/29	1,095,447
1,500,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, (State Aid Withholding), 5.00%, 05/01/31	1,657,387

109

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
New York (continued)
$2,475,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/26	$2,475,000
1,750,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/27	1,793,525
2,220,000	Erie County Industrial Development Agency Current Refunding Revenue Bonds, Series A, (State Aid Withholding), 5.00%, 05/01/28	2,324,226
1,050,000	Long Island Power Authority Current Refunding Revenue Bonds, Series A, 5.00%, 09/01/32	1,189,916
10,960,000	Long Island Power Authority Current Refunding Revenue Bonds, Series A, 4.00%, 09/01/38	11,427,240
1,860,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/28	1,969,064
6,000,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/29	6,486,460
2,500,000	Long Island Power Authority Current Refunding Revenue Bonds, Series F, 5.00%, 09/01/33	2,865,544
1,200,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, 5.00%, 09/01/35	1,254,205
6,000,000	Long Island Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 4.00%, 09/01/34	6,109,773
1,915,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/27	1,979,721
1,600,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/28	1,693,819
Principal Amount		Value
New York (continued)
$1,500,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/29	$1,621,615
1,700,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/30	1,871,586
1,400,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/31	1,565,883
1,850,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/32	2,096,519
2,300,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/33	2,636,300
1,500,000	Long Island Power Authority Green Bond Revenue Bonds, Series E, 5.00%, 09/01/34	1,707,184
2,000,000	Metropolitan Transportation Authority Dedicated Tax Fund Advance Refunding Revenue Bonds, Series A, 5.00%, 11/15/26	2,025,729
2,500,000	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Revenue Bonds, Series A, 5.00%, 11/15/35	2,758,660
7,155,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/28	7,630,088
9,500,000	Nassau County Interim Finance Authority Cash Flow Management Revenue Bonds, Series A, 5.00%, 11/15/29	10,357,170
4,000,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/31	4,487,932
6,280,000	Nassau County Interim Finance Authority Current Refunding Revenue Bonds, Series B, 1.46%, 11/15/29	5,754,843
6,000,000	New York City Housing Development Corp. Local Multifamily Housing Revenue Bonds, Series A, (Housing Finance Agency), 3.63%, 11/01/63	6,038,634

110

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
New York (continued)
$1,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/28	$1,014,757
1,100,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-2, 5.00%, 06/15/29	1,144,334
5,000,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series AA-3, 5.00%, 06/15/47	5,237,077
1,020,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Series DD, 5.00%, 06/15/33	1,162,985
1,005,000	New York City Municipal Water Finance Authority Current Refunding Revenue Bonds, Sub-Series EE, 5.00%, 06/15/31	1,117,458
6,400,000	New York City Municipal Water Finance Authority Improvements Revenue Bonds, Series DD-1, 5.00%, 06/15/30	7,009,972
1,960,000	New York City Transitional Finance Authority Building Aid , Sub-Series S-3, (State Aid Withholding), 5.00%, 07/15/30	2,061,345
2,300,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/31	2,565,319
2,000,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-1A, (State Aid Withholding), 5.00%, 07/15/32	2,261,732
2,730,000	New York City Transitional Finance Authority Building Aid Current Refunding Revenue Bonds, Series S-2, (State Aid Withholding), 5.00%, 07/15/32	3,087,264
Principal Amount		Value
New York (continued)
$5,600,000	New York City Transitional Finance Authority Future Tax Secured Advance Refunding Revenue Bonds, Series 2, 4.68%, 11/01/26	$5,619,667
3,755,000	New York City Transitional Finance Authority Future Tax Secured Cash Flow Management Revenue Bonds, Series A, 5.00%, 05/01/33	4,242,636
2,500,000	New York City Transitional Finance Authority Future Tax Secured Cash Flow Management Revenue Bonds, Series A, 5.00%, 05/01/35	2,862,192
2,060,000	New York City Transitional Finance Authority Future Tax Secured Cash Flow Management Revenue Bonds, Series F-1, 5.00%, 02/01/38	2,258,978
2,000,000	New York City Transitional Finance Authority Future Tax Secured Cash Flow Management Revenue Bonds, Series F-1, 5.00%, 02/01/40	2,150,595
5,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/29	5,394,321
5,565,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/31	6,086,658
13,600,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, 5.00%, 11/01/27	14,083,961
6,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, Series 1, 5.00%, 11/01/27	6,213,512
9,110,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, Series 1, 5.00%, 11/01/38	10,264,261

111

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
New York (continued)
$3,000,000	New York City Transitional Finance Authority Future Tax Secured Current Refunding Revenue Bonds, Series E-1, 5.00%, 11/01/36	$3,317,749
1,500,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series 1, 5.00%, 02/01/28	1,563,201
1,500,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series 1, 5.00%, 02/01/29	1,594,582
1,700,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series 1, 5.00%, 02/01/30	1,842,379
4,655,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series B, 5.00%, 05/01/33	5,259,513
2,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series C, 5.00%, 05/01/36	2,231,435
7,635,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series C, 5.00%, 11/01/38	8,602,374
1,500,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series C-S, 5.00%, 05/01/31	1,658,864
6,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series E, 5.00%, 11/01/37	6,725,370
5,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series F-1, 5.00%, 02/01/37	5,579,268
Principal Amount		Value
New York (continued)
$3,130,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series I, 4.72%, 05/01/30	$3,179,772
5,000,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds, Series I, 5.03%, 05/01/32	5,133,065
3,710,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Series 1, 5.00%, 11/01/37	4,155,608
1,655,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/30	1,843,655
6,000,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/31	6,801,947
2,575,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/32	2,964,440
2,500,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/33	2,916,662
2,425,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/34	2,856,171
2,500,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 5.00%, 11/15/35	2,917,400
1,350,000	New York Power Authority Electric Light & Power Improvements Revenue Bonds, Series A, 4.00%, 11/15/49	1,250,852
3,505,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A, 5.00%, 07/01/30	3,597,708
3,610,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/26	3,623,552
112

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
New York (continued)
$5,170,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/27	$5,312,903
2,765,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/28	2,910,801
2,240,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/29	2,408,602
1,770,000	New York State Dormitory Authority Cash Flow Management Revenue Bonds, Series B, 5.00%, 07/01/36	1,964,881
2,575,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/28	2,691,771
2,000,000	New York State Dormitory Authority Correctional Facilities Improvements Revenue Bonds, Series A-1, 5.00%, 03/15/37	2,233,934
3,500,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A, 5.00%, 07/01/35	3,819,232
1,575,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series A-2, 5.00%, 07/01/30	1,732,338
2,190,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/26	2,198,666
2,600,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/30	2,850,005
4,805,000	New York State Dormitory Authority Current Refunding Revenue Bonds, Series B, 5.00%, 07/01/32	5,425,252
2,500,000	New York State Dormitory Authority Pre-refunded School Improvements Income Tax Revenue Bonds, Series A, 5.00%, 08/15/26(a)	2,517,345
Principal Amount		Value
New York (continued)
$5,000,000	New York State Dormitory Authority Public Improvements Revenue Bonds, Series A, 5.00%, 03/15/38	$5,725,180
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/35	3,407,023
3,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/36	3,381,067
2,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A, 5.00%, 08/01/37	2,240,989
1,005,000	New York State Dormitory Authority Refunding Revenue Bonds, Series B, (American Municipal Bond Assurance Corp.), 5.50%, 03/15/30	1,112,286
2,175,000	New York State Dormitory Authority School Improvements Revenue Bonds, Group 2, Series A, 5.00%, 03/15/32	2,314,467
1,000,000	New York State Dormitory Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/37	1,139,383
1,575,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/31	1,779,323
6,655,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/32	7,639,521
1,250,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/33	1,454,282
11,125,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 10/01/36	12,876,141

113

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
New York (continued)
$3,750,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.50%, 07/01/54	$4,051,566
1,750,000	New York State Dormitory Authority University & College Improvements Revenue Bonds, Series A, 5.00%, 07/01/26	1,756,629
3,500,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/28	3,690,637
2,000,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, 5.00%, 06/15/29	2,156,136
5,375,000	New York State Environmental Facilities Corp. Current Refunding Revenue Bonds, Series A, 5.00%, 06/15/32	6,110,745
2,000,000	New York State Environmental Facilities Corp. Refunding Revenue Bonds, Series B, 5.00%, 06/15/30	2,158,068
2,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/26	2,005,832
955,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/26	963,625
1,750,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/27	1,799,461
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/34	1,069,687
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 06/15/36	1,063,849
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/36	1,111,748
Principal Amount		Value
New York (continued)
$6,250,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, 5.00%, 09/15/41	$6,819,964
4,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series B, 5.00%, 06/15/27	4,113,054
1,500,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series C, 5.00%, 06/15/26	1,504,374
1,700,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series C, 5.00%, 06/15/29	1,832,716
1,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series C, 5.00%, 06/15/30	1,100,247
3,000,000	New York State Environmental Facilities Corp. Water Utility Improvements Revenue Bonds, Series C, 5.00%, 09/15/48	3,154,810
2,755,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series F, (State of New York Mortgage Agency), 3.85%, 05/01/62	2,755,780
785,000	New York State Housing Finance Agency State MF Housing Revenue Bonds, Series J, (State of New York Mortgage Agency), 1.10%, 11/01/61	764,568
1,150,000	New York State Thruway Authority Current Refunding Revenue Bonds, Series P, 5.00%, 01/01/38	1,295,195
5,500,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/31	6,094,581
5,000,000	New York State Thruway Authority Transit Improvements Revenue Bonds, Series A, 5.00%, 03/15/39	5,466,789

114

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Principal Amount		Value
New York (continued)
$2,500,000	Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 237, 5.00%, 01/15/47	$2,626,651
8,195,000	State of New York Current Refunding GO, Series B, 2.55%, 02/15/29	7,880,356
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/33	1,023,488
1,915,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/34	1,954,889
1,000,000	Syracuse Industrial Development Agency School Improvements Revenue Bonds, Series A, (State Aid Withholding), 4.00%, 05/01/35	1,017,328
2,750,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/28	2,920,697
1,500,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 5.00%, 11/15/34	1,703,379
2,000,000	Triborough Bridge & Tunnel Authority Current Refunding Revenue Bonds, Series A, 4.00%, 11/15/35	2,093,698
3,000,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, 5.00%, 05/15/27	3,075,341
4,740,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B-2, 5.00%, 05/15/31	5,239,170
1,275,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A, 5.00%, 05/15/34	1,448,300
1,000,000	Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A, 5.00%, 05/15/38	1,105,868
Principal Amount		Value
New York (continued)
$1,275,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series 1, 5.00%, 06/15/29	$1,308,357
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/28	5,014,963
5,000,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/29	5,331,799
5,045,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/30	5,410,025
3,630,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/31	4,000,530
4,760,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/32	5,201,944
2,250,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/33	2,494,389
1,700,000	Utility Debt Securitization Authority Refunding Revenue Bonds, Series TE, 5.00%, 06/15/34	1,914,877

Total Municipal Bonds (Cost $592,928,601)		593,253,775

CORPORATE BONDS — 1.5%
United States — 1.5%
5,000,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	4,808,698
4,500,000	Cornell University, 4.84%, 06/15/34	4,535,535

Total Corporate Bonds (Cost $9,500,000)		9,344,233

115

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments - (Continued)	April 30, 2026 (Unaudited)

Shares		Value
INVESTMENT COMPANY — 2.6%
16,464,908	Federated Hermes U.S. Treasury Cash Reserves, Premier Class, 3.56%(b)	$16,464,908
Total Investment Company (Cost $16,464,908)		16,464,908

TOTAL INVESTMENTS — 98.7% (Cost $618,893,509)		$619,062,916

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		8,192,712
NET ASSETS — 100.0%		$627,255,628

(a)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b)	The rate shown represents the current yield as of April 30, 2026.

The following abbreviation is used in the report:

GO — General Obligation

116

Old Westbury Funds, Inc.
Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	TOTAL EQUITY FUND
ASSETS:
Investments, at fair value - unaffiliated	$3,524,202,067	$25,047,434,293	$9,334,277,374	$1,170,308,624
Foreign currency, at value (Cost $0, $1,080,480, $2,154,629 and $28,618, respectively)	—	1,084,598	2,164,643	28,764
Cash	2,002	7	1,239,572	7
Dividends and interest receivable	1,271,981	38,983,512	31,045,798	1,603,662
Receivable for Fund shares sold	693,284	2,174,681	770,686	654,034
Receivable for investments sold	—	98,777,935	39,073,579	2,960,245
Deferred foreign capital gains tax asset	—	—	—	3,609
Prepaid expenses	9,083	34,145	15,153	—
Total Assets	3,526,178,417	25,188,489,171	9,408,586,805	1,175,558,945
LIABILITIES:
Payable for Fund shares redeemed	580,330	6,961,352	1,623,751	373,509
Payable for investments purchased	—	62,774,134	23,792,753	2,784,857
Deferred foreign capital gains tax liability	—	11,159,869	403,624	—
Accrued expenses and other payables:
Investment advisory	1,876,584	16,095,292	6,111,453	626,819
Administration and accounting - unaffiliated	199,923	1,226,413	569,419	57,146
Administration and accounting - affiliated	84,125	600,553	226,741	27,956
Shareholder servicing fee	560,834	4,003,690	1,511,610	186,371
Custody - unaffiliated	—	—	112,453	—
Custody - affiliated	52,703	621,763	13,376	22
Directors	16,579	124,933	43,479	9,096
Legal and audit	52,624	184,483	73,549	601
Other	54,496	477,025	185,925	17,425
Total Liabilities	3,478,198	104,229,507	34,668,133	4,083,802
NET ASSETS	$3,522,700,219	$25,084,259,664	$9,373,918,672	$1,171,475,143
NET ASSETS consist of:
Capital paid-in	$1,839,877,522	$13,290,020,810	$6,751,235,763	$990,582,020
Total distributable earnings	1,682,822,697	11,794,238,854	2,622,682,909	180,893,123
NET ASSETS	$3,522,700,219	$25,084,259,664	$9,373,918,672	$1,171,475,143
Net Asset Value, maximum offering price and redemption price per share	$26.86	$21.68	$18.98	$11.87
Number of shares authorized	2,500,000,000	3,000,000,000	3,500,000,000	3,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	131,150,443	1,157,209,837	493,764,538	98,671,144
INVESTMENTS, AT COST	$2,019,192,320	$15,731,580,851	$7,124,756,954	$987,487,836

See Notes to Financial Statements.

117

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2026 (Unaudited)

	CREDIT INCOME FUND	FIXED INCOME FUND	SHORT-TERM BOND FUND	MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$2,527,542,510	$1,619,276,078	$161,694,800	$4,541,211,918
Cash	—	722,171	—	—
Due from broker for collateral	1,660,000	—	—	—
Dividends and interest receivable	15,040,125	12,151,501	1,410,519	53,548,086
Receivable for Fund shares sold	1,206,604	732,493	100	4,586,025
Receivable for investments sold	—	—	1,406,937	—
Prepaid expenses	7,788	6,895	—	9,929
Total Assets	2,545,457,027	1,632,889,138	164,512,356	4,599,355,958
LIABILITIES:
Payable for Fund shares redeemed	850,732	251,277	—	173,071
Payable for investments purchased	916,194	—	3,006,445	48,622,251
Unrealized depreciation on swap agreements	1,193,300	—	—	—
Accrued expenses and other payables:
Investment advisory	1,188,795	383,664	3,221	1,086,872
Administration and accounting - unaffiliated	196,707	85,078	22,929	230,738
Administration and accounting - affiliated	62,493	40,223	3,906	111,682
Shareholder servicing fee	416,617	268,154	26,042	744,545
Custody - unaffiliated	5,377	—	—	—
Custody - affiliated	—	20,113	1,953	55,840
Directors	11,510	7,438	468	20,980
Legal and audit	77,753	41,248	3,005	38,897
Other	48,185	21,026	2,409	73,904
Total Liabilities	4,967,663	1,118,221	3,070,378	51,158,780
NET ASSETS	$2,540,489,364	$1,631,770,917	$161,441,978	$4,548,197,178
NET ASSETS consist of:
Capital paid-in	$3,183,344,420	$1,789,559,300	$161,263,743	$4,734,032,652
Total distributable earnings/(accumulated loss)	(642,855,056)	(157,788,383)	178,235	(185,835,474)
NET ASSETS	$2,540,489,364	$1,631,770,917	$161,441,978	$4,548,197,178
Net Asset Value, maximum offering price and redemption price per share	$7.96	$10.16	$10.18	$11.53
Number of shares authorized	3,500,000,000	2,000,000,000	3,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	318,995,940	160,675,204	15,860,517	394,405,342
INVESTMENTS, AT COST	$3,003,312,185	$1,620,979,777	$161,859,565	$4,520,466,776

See Notes to Financial Statements.

118

Old Westbury Funds, Inc.
Statements of Assets and Liabilities - (Continued)
April 30, 2026 (Unaudited)

	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
ASSETS:
Investments, at fair value - unaffiliated	$401,299,513	$619,062,916
Cash	1	—
Dividends and interest receivable	5,408,999	8,335,660
Receivable for Fund shares sold	4,150	216,000
Prepaid expenses	5,688	5,919
Total Assets	406,718,351	627,620,495
LIABILITIES:
Payable for Fund shares redeemed	15,761	19,500
Accrued expenses and other payables:
Investment advisory	89,590	141,472
Administration and accounting - unaffiliated	37,315	48,109
Administration and accounting - affiliated	10,029	15,341
Shareholder servicing fee	66,863	102,273
Custody - affiliated	5,015	7,671
Directors	1,797	3,011
Legal and audit	7,980	9,717
Other	13,513	17,773
Total Liabilities	247,863	364,867
NET ASSETS	$406,470,488	$627,255,628
NET ASSETS consist of:
Capital paid-in	$420,878,456	$647,529,210
Total accumulated loss	(14,407,968)	(20,273,582)
NET ASSETS	$406,470,488	$627,255,628
Net Asset Value, maximum offering price and redemption price per share	$9.75	$9.91
Number of shares authorized	2,000,000,000	2,000,000,000
SHARES OF CAPITAL STOCK OUTSTANDING	41,688,452	63,320,755
INVESTMENTS, AT COST	$398,938,897	$618,893,509

See Notes to Financial Statements.

119

Old Westbury Funds, Inc.
Statements of Operations
For the Period Ended April 30, 2026 (Unaudited)

	ALL CAP CORE FUND	LARGE CAP STRATEGIES FUND	SMALL & MID CAP STRATEGIES FUND	TOTAL EQUITY FUND
INVESTMENT INCOME:
Interest	$1,931,123	$7,057,319	$1,138,926	$566,429
Dividends - unaffiliated	12,477,698	214,708,767	100,752,390	7,590,332
Foreign tax withheld	(136,727)	(12,645,011)	(7,394,850)	(472,283)
Total investment income	14,272,094	209,121,075	94,496,466	7,684,478
EXPENSES:
Investment advisory fees	11,349,646	99,355,179	38,178,610	3,992,152
Shareholder servicing fees	3,377,763	24,606,346	8,983,203	1,035,911
Administration and accounting fees - unaffiliated	253,867	1,762,177	648,477	101,133
Administration and accounting fees - affiliated	506,664	3,690,952	1,347,480	155,387
Custodian fees - unaffiliated	—	—	992,991	—
Custodian fees - affiliated	296,568	3,903,190	232,716	140,973
Directors fees and expenses	36,953	272,596	96,484	6,057
Insurance premiums	8,142	30,182	13,575	5,591
Legal and audit fees	70,795	441,730	162,591	14,016
Printing and postage fees	12,425	59,528	27,605	5,737
Registration fees	13,162	22,339	15,082	18,281
Transfer agent fees	165,433	1,192,711	418,031	44,963
Miscellaneous expenses	11,279	71,551	114,661	17,758
Total expenses	16,102,697	135,408,481	51,231,506	5,537,959
Expenses waived by Advisor	(58,325)	(73,578)	(1,823,892)	(461,995)
Net expenses	16,044,372	135,334,903	49,407,614	5,075,964
NET INVESTMENT INCOME/(LOSS)	(1,772,278)	73,786,172	45,088,852	2,608,514
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain/(loss) on:
Investments	188,214,360	2,580,854,359	494,236,777	(877,953)
Foreign currency transactions	(123,952)	(8,115,489)	(1,910,734)	(230,294)
Net change in unrealized appreciation/(depreciation) on:
Investments	(43,727,953)	(1,357,589,903)	546,181,826	62,214,412
Foreign currency transactions	(10,049)	879,683	782,966	12,085
Deferred foreign capital gains taxed on unrealized appreciation/(depreciation)	—	10,318,851	(139,444)	89,118
Net realized and change in unrealized gain/(loss) on investments, foreign currency transactions, and foreign capital gains taxes	144,352,406	1,226,347,501	1,039,151,391	61,207,368
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,580,128	$1,300,133,673	$1,084,240,243	$63,815,882

See Notes to Financial Statements.

120

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2026 (Unaudited)

	CREDIT INCOME FUND	FIXED INCOME FUND	SHORT-TERM BOND FUND	MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$60,917,494	$33,239,579	$2,736,807	$68,999,430
Dividends - unaffiliated	10,872,090	—	—	—
Total investment income	71,789,584	33,239,579	2,736,807	68,999,430
EXPENSES:
Investment advisory fees	7,124,306	3,152,843	211,983	8,077,780
Shareholder servicing fees	2,455,414	1,589,100	132,489	4,403,350
Administration and accounting fees - unaffiliated	194,383	116,088	19,341	303,512
Administration and accounting fees - affiliated	368,312	238,365	19,873	660,502
Custodian fees - unaffiliated	32,192	—	—	—
Custodian fees - affiliated	—	119,183	9,937	330,251
Directors fees and expenses	25,833	16,684	1,208	46,559
Insurance premiums	7,075	6,247	4,854	8,985
Legal and audit fees	102,159	37,291	11,564	77,243
Printing and postage fees	10,162	10,022	5,138	14,338
Registration fees	15,149	14,174	12,392	17,525
Transfer agent fees	116,186	77,864	11,397	205,557
Miscellaneous expenses	85,525	15,237	10,824	36,495
Total expenses	10,536,696	5,393,098	451,000	14,182,097
Expenses waived by Advisor	(101,187)	(864,162)	(205,895)	(1,632,550)
Net expenses	10,435,509	4,528,936	245,105	12,549,547
NET INVESTMENT INCOME	61,354,075	28,710,643	2,491,702	56,449,883
NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND SWAP AGREEMENTS:
Net realized gain on:
Investments	219,750	2,647,203	23,278	1,835,417
Swap agreements	4,586,464	—	—	—
Net change in unrealized (depreciation) on:
Investments	(49,380,945)	(22,019,440)	(1,021,969)	(31,621,700)
Swap agreements	(6,050,159)	—	—	—
Net realized and change in unrealized gain/(loss) on investments and swap agreements	(50,624,890)	(19,372,237)	(998,691)	(29,786,283)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,729,185	$9,338,406	$1,493,011	$26,663,600

See Notes to Financial Statements.

121

Old Westbury Funds, Inc.
Statements of Operations - (Continued)
For the Period Ended April 30, 2026 (Unaudited)

	CALIFORNIA MUNICIPAL BOND FUND	NEW YORK MUNICIPAL BOND FUND
INVESTMENT INCOME:
Interest	$6,106,310	$8,914,212
Total investment income	6,106,310	8,914,212
EXPENSES:
Investment advisory fees	895,511	1,327,146
Shareholder servicing fees	398,005	601,587
Administration and accounting fees - unaffiliated	38,250	53,344
Administration and accounting fees - affiliated	59,701	90,238
Custodian fees - affiliated	29,850	45,119
Directors fees and expenses	4,232	6,410
Insurance premiums	5,136	5,354
Legal and audit fees	11,612	15,352
Printing and postage fees	5,773	6,308
Registration fees	12,459	11,785
Transfer agent fees	23,787	33,733
Miscellaneous expenses	10,050	13,218
Total expenses	1,494,366	2,209,594
Expenses waived by Advisor	(360,052)	(495,072)
Net expenses	1,134,314	1,714,522
NET INVESTMENT INCOME	4,971,996	7,199,690

NET REALIZED AND CHANGE IN UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	29,697	108,997
Net change in unrealized (depreciation) on:
Investments	(3,318,843)	(2,456,007)
Net realized and change in unrealized gain/(loss) on investments	(3,289,146)	(2,347,010)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,682,850	$4,852,680

See Notes to Financial Statements.

122

Old Westbury Funds, Inc.
Statements of Changes in Net Assets

	ALL CAP CORE FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2025

FROM OPERATIONS:
Net investment loss	$(1,772,278)	$(3,126,969)
Net realized gain on investments and foreign currency transactions	188,090,408	277,112,021
Net change in unrealized appreciation/(depreciation) on investments and foreign currency transactions	(43,738,002)	137,557,754
Net increase in net assets resulting from operations	142,580,128	411,542,806

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(260,262,176)	(343,469,046)
Total distributions to shareholders	(260,262,176)	(343,469,046)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	167,422,309	199,840,779
Reinvestment of distributions	139,986,675	206,697,000
Value of capital stock redeemed	(177,873,117)	(495,781,749)
Net increase/(decrease) in net assets resulting from capital stock transactions	129,535,867	(89,243,970)
Net increase/(decrease) in net assets	11,853,819	(21,170,210)

NET ASSETS:
Beginning of period	3,510,846,400	3,532,016,610
End of period	$3,522,700,219	$3,510,846,400

CAPITAL SHARE TRANSACTIONS:
Shares sold	6,488,660	7,725,194
Shares issued as reinvestment of distributions	5,500,459	8,192,509
Shares redeemed	(6,719,019)	(19,574,938)
Net increase/(decrease) in shares outstanding	5,270,100	(3,657,235)

See Notes to Financial Statements.

123

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	LARGE CAP STRATEGIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2025

FROM OPERATIONS:
Net investment income	$73,786,172	$147,694,728
Net realized gain on investments and foreign currency transactions	2,572,738,870	2,836,436,703
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	(1,346,391,369)	1,376,547,890
Net increase in net assets resulting from operations	1,300,133,673	4,360,679,321

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(2,890,118,442)	(1,364,718,966)
Total distributions to shareholders	(2,890,118,442)	(1,364,718,966)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	579,681,079	832,714,877
Reinvestment of distributions	1,145,322,956	714,228,783
Value of capital stock redeemed	(1,440,760,402)	(2,792,966,150)
Net increase/(decrease) in net assets resulting from capital stock transactions	284,243,633	(1,246,022,490)
Net increase/(decrease) in net assets	(1,305,741,136)	1,749,937,865

NET ASSETS:
Beginning of period	26,390,000,800	24,640,062,935
End of period	$25,084,259,664	$26,390,000,800

CAPITAL SHARE TRANSACTIONS:
Shares sold	27,783,822	40,583,086
Shares issued as reinvestment of distributions	56,143,282	36,145,181
Shares redeemed	(66,816,275)	(135,886,197)
Net increase/(decrease) in shares outstanding	17,110,829	(59,157,930)

See Notes to Financial Statements.

124

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	SMALL & MID CAP STRATEGIES FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2025

FROM OPERATIONS:
Net investment income	$45,088,852	$75,917,271
Net realized gain on investments and foreign currency transactions	492,326,043	618,229,958
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	546,825,348	402,250,036
Net increase in net assets resulting from operations	1,084,240,243	1,096,397,265

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(703,636,534)	(330,387,670)
Total distributions to shareholders	(703,636,534)	(330,387,670)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	284,663,047	519,687,266
Reinvestment of distributions	268,079,608	154,595,814
Value of capital stock redeemed	(463,465,423)	(1,377,778,347)
Net increase/(decrease) in net assets resulting from capital stock transactions	89,277,232	(703,495,267)
Net increase in net assets	469,880,941	62,514,328

NET ASSETS:
Beginning of period	8,904,037,731	8,841,523,403
End of period	$9,373,918,672	$8,904,037,731

CAPITAL SHARE TRANSACTIONS:
Shares sold	15,806,865	31,159,369
Shares issued as reinvestment of distributions	15,504,893	9,668,281
Shares redeemed	(25,367,757)	(83,495,295)
Net increase/(decrease) in shares outstanding	5,944,001	(42,667,645)

See Notes to Financial Statements.

125

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	TOTAL EQUITY FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE PERIOD ENDED OCTOBER 31, 2025(a)

FROM OPERATIONS:
Net investment income	$2,608,514	$2,683,091
Net realized (loss) on investments and foreign currency transactions	(1,108,247)	(669,662)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency transactions, net of foreign deferred taxes	62,315,615	120,512,942
Net increase in net assets resulting from operations	63,815,882	122,526,371

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(5,449,130)	—
Total distributions to shareholders	(5,449,130)	—

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	279,166,610	835,191,039
Reinvestment of distributions	4,646,113	—
Value of capital stock redeemed	(76,328,968)	(52,092,774)
Net increase in net assets resulting from capital stock transactions	207,483,755	783,098,265
Net increase in net assets	265,850,507	905,624,636

NET ASSETS:
Beginning of period	905,624,636	—
End of period	$1,171,475,143	$905,624,636

CAPITAL SHARE TRANSACTIONS:
Shares sold	24,647,149	85,149,224
Shares issued as reinvestment of distributions	415,202	—
Shares redeemed	(6,686,053)	(4,854,378)
Net increase in shares outstanding	18,376,298	80,294,846

(a)	For the period from February 28, 2025 (commencement of operations) to October 31, 2025.

See Notes to Financial Statements.

126

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	CREDIT INCOME FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2025

FROM OPERATIONS:
Net investment income	$61,354,075	$131,866,389
Net realized gain/(loss) on investments and swap agreements	4,806,214	(2,141,416)
Net change in unrealized appreciation/(depreciation) on investments and swap agreements	(55,431,104)	33,403,799
Net increase in net assets resulting from operations	10,729,185	163,128,772

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(60,669,801)	(132,596,478)
Total distributions to shareholders	(60,669,801)	(132,596,478)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	313,649,413	449,908,898
Reinvestment of distributions	13,994,218	36,072,921
Value of capital stock redeemed	(144,617,717)	(489,045,029)
Net increase/(decrease) in net assets resulting from capital stock transactions	183,025,914	(3,063,210)
Net increase in net assets	133,085,298	27,469,084

NET ASSETS:
Beginning of period	2,407,404,066	2,379,934,982
End of period	$2,540,489,364	$2,407,404,066

CAPITAL SHARE TRANSACTIONS:
Shares sold	39,061,631	56,714,656
Shares issued as reinvestment of distributions	1,757,061	4,558,081
Shares redeemed	(18,035,734)	(61,508,910)
Net increase/(decrease) in shares outstanding	22,782,958	(236,173)

See Notes to Financial Statements.

127

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	FIXED INCOME FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2025

FROM OPERATIONS:
Net investment income	$28,710,643	$55,664,088
Net realized gain/(loss) on investments	2,647,203	(9,096,258)
Net change in unrealized appreciation/(depreciation) on investments	(22,019,440)	34,520,292
Net increase in net assets resulting from operations	9,338,406	81,088,122

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(29,028,559)	(55,871,260)
Total distributions to shareholders	(29,028,559)	(55,871,260)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	195,597,937	242,931,652
Reinvestment of distributions	15,189,098	29,081,284
Value of capital stock redeemed	(106,224,039)	(139,816,077)
Net increase in net assets resulting from capital stock transactions	104,562,996	132,196,859
Net increase in net assets	84,872,843	157,413,721

NET ASSETS:
Beginning of period	1,546,898,074	1,389,484,353
End of period	$1,631,770,917	$1,546,898,074

CAPITAL SHARE TRANSACTIONS:
Shares sold	19,071,975	23,971,647
Shares issued as reinvestment of distributions	1,489,109	2,876,192
Shares redeemed	(10,363,631)	(13,794,880)
Net increase in shares outstanding	10,197,453	13,052,959

See Notes to Financial Statements.

128

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	SHORT-TERM BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2025

FROM OPERATIONS:
Net investment income	$2,491,702	$3,524,986
Net realized gain/(loss) on investments	23,278	(89,687)
Net change in unrealized appreciation/(depreciation) on investments	(1,021,969)	853,244
Net increase in net assets resulting from operations	1,493,011	4,288,543

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(2,411,996)	(3,360,769)
Total distributions to shareholders	(2,411,996)	(3,360,769)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	93,423,002	66,938,437
Reinvestment of distributions	845,087	691,081
Value of capital stock redeemed	(34,956,813)	(25,579,293)
Net increase in net assets resulting from capital stock transactions	59,311,276	42,050,225
Net increase in net assets	58,392,291	42,977,999

NET ASSETS:
Beginning of period	103,049,687	60,071,688
End of period	$161,441,978	$103,049,687

CAPITAL SHARE TRANSACTIONS:
Shares sold	9,136,910	6,584,596
Shares issued as reinvestment of distributions	83,121	68,141
Shares redeemed	(3,425,431)	(2,513,912)
Net increase in shares outstanding	5,794,600	4,138,825

See Notes to Financial Statements.

129

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2025

FROM OPERATIONS:
Net investment income	$56,449,883	$111,880,789
Net realized gain/(loss) on investments	1,835,417	(13,918,424)
Net change in unrealized appreciation/(depreciation) on investments	(31,621,700)	68,955,746
Net increase in net assets resulting from operations	26,663,600	166,918,111

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(56,371,888)	(111,843,273)
Total distributions to shareholders	(56,371,888)	(111,843,273)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	495,617,817	738,215,525
Reinvestment of distributions	8,858,322	23,459,611
Value of capital stock redeemed	(259,211,273)	(630,431,231)
Net increase in net assets resulting from capital stock transactions	245,264,866	131,243,905
Net increase in net assets	215,556,578	186,318,743

NET ASSETS:
Beginning of period	4,332,640,600	4,146,321,857
End of period	$4,548,197,178	$4,332,640,600

CAPITAL SHARE TRANSACTIONS:
Shares sold	42,650,761	64,542,031
Shares issued as reinvestment of distributions	766,311	2,054,888
Shares redeemed	(22,335,698)	(55,181,021)
Net increase in shares outstanding	21,081,374	11,415,898

See Notes to Financial Statements.

130

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	CALIFORNIA MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2025

FROM OPERATIONS:
Net investment income	$4,971,996	$9,822,111
Net realized gain/(loss) on investments	29,697	(960,942)
Net change in unrealized appreciation/(depreciation) on investments	(3,318,843)	5,988,757
Net increase in net assets resulting from operations	1,682,850	14,849,926

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(5,014,907)	(9,763,597)
Total distributions to shareholders	(5,014,907)	(9,763,597)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	38,481,990	84,847,569
Reinvestment of distributions	1,325,707	2,772,811
Value of capital stock redeemed	(18,761,930)	(72,278,930)
Net increase in net assets resulting from capital stock transactions	21,045,767	15,341,450
Net increase in net assets	17,713,710	20,427,779

NET ASSETS:
Beginning of period	388,756,778	368,328,999
End of period	$406,470,488	$388,756,778

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,905,823	8,769,506
Shares issued as reinvestment of distributions	135,347	287,327
Shares redeemed	(1,909,480)	(7,509,271)
Net increase in shares outstanding	2,131,690	1,547,562

See Notes to Financial Statements.

131

Old Westbury Funds, Inc.
Statements of Changes in Net Assets - (Continued)

	NEW YORK MUNICIPAL BOND FUND
	FOR THE PERIOD ENDED APRIL 30, 2026 (Unaudited)	FOR THE YEAR ENDED OCTOBER 31, 2025

FROM OPERATIONS:
Net investment income	$7,199,690	$14,098,209
Net realized gain/(loss) on investments	108,997	(897,097)
Net change in unrealized appreciation/(depreciation) on investments	(2,456,007)	8,751,130
Net increase in net assets resulting from operations	4,852,680	21,952,242

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income and net realized gains	(7,215,938)	(14,018,226)
Total distributions to shareholders	(7,215,938)	(14,018,226)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Proceeds from sale of capital stock	71,320,417	129,116,361
Reinvestment of distributions	1,453,680	3,589,395
Value of capital stock redeemed	(46,829,273)	(117,115,591)
Net increase in net assets resulting from capital stock transactions	25,944,824	15,590,165
Net increase in net assets	23,581,566	23,524,181

NET ASSETS:
Beginning of period	603,674,062	580,149,881
End of period	$627,255,628	$603,674,062

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,165,970	13,170,380
Shares issued as reinvestment of distributions	146,613	366,684
Shares redeemed	(4,707,390)	(11,950,817)
Net increase in shares outstanding	2,605,193	1,586,247

See Notes to Financial Statements.

132

Old Westbury Funds, Inc.
All Cap Core Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026		YEAR ENDED OCTOBER 31,
	(Unaudited)		2025	2024	2023		2022		2021
Net asset value, beginning of period	$27.89		$27.27	$21.86	$20.25		$27.31		$20.18
Investment operations:
Net investment income/(loss)(a)	(0.01)		(0.02)	(0.01)	0.05		0.03		(0.02)
Net realized and unrealized gain/(loss)	1.08		3.33	7.36	2.06		(5.55)		7.85
Total from investment operations	1.07		3.31	7.35	2.11		(5.52)		7.83
Distributions:
Net investment income	(0.01)		—	(0.05)	(0.04)		—		(0.01)
Net realized gains	(2.09)		(2.69)	(1.89)	(0.46)		(1.54)		(0.69)
Total distributions	(2.10)		(2.69)	(1.94)	(0.50)		(1.54)		(0.70)
Net asset value, end of period	$26.86		$27.89	$27.27	$21.86		$20.25		$27.31
Total return	4.3	%(b)	13.2%	35.3%	10.7%		(21.3)%		39.8%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$3,522,700		$3,510,846	$3,532,017	$2,887,751		$2,802,415		$3,648,683
Ratio of expenses to average net assets before expense waivers	0.95	%(c)	0.95%	0.95%	0.96	%(d)	0.96	%(d)	0.96	%(d)
Ratio of expenses to average net assets after expense waivers	0.95	%(c)	0.95%	0.95%	0.96%		0.96%		0.96%
Ratio of net investment income/(loss) to average net assets	(0.10	)%(c)	(0.09)%	(0.02)%	0.22%		0.12%		(0.10)%
Portfolio turnover rate	25	%(b)	38%	41%	54%		54%		30%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.
(d)	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

133

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026		YEAR ENDED OCTOBER 31,
	(Unaudited)		2025	2024	2023	2022		2021
Net asset value, beginning of period	$23.15		$20.55	$15.33	$14.36	$20.11		$15.26
Investment operations:
Net investment income(a)	0.06		0.12	0.11	0.09	0.05		0.01
Net realized and unrealized gain/(loss)	1.06		3.63	5.21	0.97	(4.56)		5.08
Total from investment operations	1.12		3.75	5.32	1.06	(4.51)		5.09
Distributions:
Net investment income	(0.17)		(0.09)	(0.10)	(0.09)	(0.00	)(b)	(0.05)
Net realized gains	(2.42)		(1.06)	—	—	(1.24)		(0.19)
Total distributions	(2.59)		(1.15)	(0.10)	(0.09)	(1.24)		(0.24)
Net asset value, end of period	$21.68		$23.15	$20.55	$15.33	$14.36		$20.11
Total return	5.5	%(c)	19.2%	34.8%	7.4%	(23.8)%		33.6%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$25,084,260		$26,390,001	$24,640,063	$19,684,916	$19,383,130		$25,742,487
Ratio of expenses to average net assets before expense waivers(d)(e)	1.10	%(f)	1.10%	1.09%	1.10%	1.09%		1.09%
Ratio of expenses to average net assets after expense waivers	1.10	%(f)	1.10%	1.09%	1.10%	1.09%		1.09%
Ratio of net investment income to average net assets	0.60	%(f)	0.60%	0.57%	0.55%	0.29%		0.05%
Portfolio turnover rate	36	%(c)	48%	37%	23%	52%		43%

(a)	Calculated based on the average shares method for the period.
(b)	Amount is greater than $(0.005) per share.
(c)	Not Annualized.
(d)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(e)	There were no voluntary fee reductions during the period.
(f)	Annualized.

See Notes to Financial Statements.

134

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026		YEAR ENDED OCTOBER 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$18.25		$16.67	$13.29	$13.43	$19.92	$15.57
Investment operations:
Net investment income/(loss)(a)	0.09		0.15	0.10	0.07	0.08	(0.02)
Net realized and unrealized gain/(loss)	2.10		2.06	3.38	(0.14)	(5.22)	4.97
Total from investment operations	2.19		2.21	3.48	(0.07)	(5.14)	4.95
Distributions:
Net investment income	(0.28)		(0.15)	(0.10)	(0.07)	(0.02)	(0.03)
Net realized gains	(1.18)		(0.48)	—	—	(1.33)	(0.57)
Total distributions	(1.46)		(0.63)	(0.10)	(0.07)	(1.35)	(0.60)
Net asset value, end of period	$18.98		$18.25	$16.67	$13.29	$13.43	$19.92
Total return	12.8	%(b)	13.8%	26.3%	(0.5)%	(27.4)%	32.1%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$9,373,919		$8,904,038	$8,841,523	$7,352,712	$7,353,983	$9,746,839
Ratio of expenses to average net assets before expense waivers(c)	1.14	%(d)	1.14%	1.14%	1.14%	1.14%	1.14%
Ratio of expenses to average net assets after expense waivers	1.10	%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income/(loss) to average net assets	1.00	%(d)	0.87%	0.64%	0.51%	0.50%	(0.10)%
Portfolio turnover rate	38	%(b)	61%	62%	41%	81%	46%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(d)	Annualized.

See Notes to Financial Statements.

135

Old Westbury Funds, Inc.
Total Equity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026 (Unaudited)		PERIOD FROM FEBRUARY 28, 2025(a) TO OCTOBER 31, 2025
Net asset value, beginning of period	$11.28		$10.00
Investment operations:
Net investment income(b)	0.03		0.04
Net realized and unrealized gains	0.63		1.24
Total from investment operations	0.66		1.28
Distributions:
Net investment income	(0.04)		—
Net realized gains	(0.03)		—
Total distributions	(0.07)		—
Net asset value, end of period	$11.87		$11.28
Total return	5.8	%(c)	12.8	%(c)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,171,475		$905,625
Ratio of expenses to average net assets before expense waivers	1.07	%(d)	1.10	%(d)
Ratio of expenses to average net assets after expense waivers	0.98	%(d)	0.98	%(d)
Ratio of net investment income to average net assets	0.50	%(d)	0.63	%(d)
Portfolio turnover rate	31	%(c)	25	%(c)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

136

Old Westbury Funds, Inc.
Credit Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026		YEAR ENDED OCTOBER 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.13		$8.03	$7.50	$7.97	$10.15	$9.99
Investment operations:
Net investment income(a)	0.20		0.45	0.46	0.43	0.40	0.43
Net realized and unrealized gain/(loss)	(0.17)		0.11	0.53	(0.48)	(2.17)	0.15
Total from investment operations	0.03		0.56	0.99	(0.05)	(1.77)	0.58
Distributions:
Net investment income	(0.20)		(0.46)	(0.46)	(0.42)	(0.41)	(0.42)
Total distributions	(0.20)		(0.46)	(0.46)	(0.42)	(0.41)	(0.42)
Net asset value, end of period	$7.96		$8.13	$8.03	$7.50	$7.97	$10.15
Total return	0.4	%(b)	7.3%	13.4%	(1.0)%	(17.8)%	5.9%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$2,540,489		$2,407,404	$2,379,935	$2,238,445	$2,322,013	$2,950,576
Ratio of expenses to average net assets before expense waivers(c)	0.86	%(d)	0.86%	0.85%	0.87%	0.86%	0.87%
Ratio of expenses to average net assets after expense waivers	0.85	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	5.00	%(d)	5.71%	5.69%	5.34%	4.36%	4.23%
Portfolio turnover rate	5	%(b)	14%	20%	45%	22%	24%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	When counterparties post cash collateral with respect to various derivative transactions, the Fund may invest the collateral and receive interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in the Fund’s overall expenses on the Statements of Operations and expense ratio.
(d)	Annualized.

See Notes to Financial Statements.

137

Old Westbury Funds, Inc.
Fixed Income Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026		YEAR ENDED OCTOBER 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.28		$10.11	$9.72	$9.88	$11.25	$11.82
Investment operations:
Net investment income(a)	0.18		0.39	0.38	0.27	0.14	0.11
Net realized and unrealized gain/(loss)	(0.11)		0.17	0.40	(0.15)	(1.30)	(0.25)
Total from investment operations	0.07		0.56	0.78	0.12	(1.16)	(0.14)
Distributions:
Net investment income	(0.19)		(0.39)	(0.39)	(0.28)	(0.19)	(0.19)
Net realized gains	—		—	—	—	(0.02)	(0.24)
Total distributions	(0.19)		(0.39)	(0.39)	(0.28)	(0.21)	(0.43)
Net asset value, end of period	$10.16		$10.28	$10.11	$9.72	$9.88	$11.25
Total return	0.7	%(b)	5.7%	8.1%	1.2%	(10.4)%	(1.2)%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,631,771		$1,546,898	$1,389,484	$1,368,819	$1,393,537	$1,568,691
Ratio of expenses to average net assets before expense waivers	0.68	%(c)	0.69%	0.69%	0.69%	0.69%	0.68%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	3.61	%(c)	3.80%	3.74%	2.69%	1.33%	0.97%
Portfolio turnover rate	17	%(b)	84%	102%	92%	56%	58%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

138

Old Westbury Funds, Inc.
Short-Term Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026 (Unaudited)		YEAR ENDED OCTOBER 31, 2025		PERIOD FROM FEBRUARY 29, 2024(a) TO OCTOBER 31, 2024
Net asset value, beginning of period	$10.24		$10.14		$10.00
Investment operations:
Net investment income(b)	0.19		0.41		0.30
Net realized and unrealized gain/(loss)	(0.06)		0.08		0.07
Total from investment operations	0.13		0.49		0.37
Distributions:
Net investment income	(0.19)		(0.39)		(0.23)
Net realized gains	—		(0.00	)(c)	—
Total distributions	(0.19)		(0.39)		(0.23)
Net asset value, end of period	$10.18		$10.24		$10.14
Total return	1.2	%(d)	5.0%		3.7	%(d)
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$161,442		$103,050		$60,072
Ratio of expenses to average net assets before expense waivers	0.68	%(e)	0.74%		0.98	%(e)
Ratio of expenses to average net assets after expense waivers	0.37	%(e)	0.37%		0.37	%(e)
Ratio of net investment income to average net assets	3.76	%(e)	4.06%		4.51	%(e)
Portfolio turnover rate	31	%(d)	28%		13	%(d)

(a)	Commencement of Investment Operations.
(b)	Calculated based on the average shares method for the period.
(c)	Amount is greater than $(0.005) per share.
(d)	Not Annualized.
(e)	Annualized.

See Notes to Financial Statements.

139

Old Westbury Funds, Inc.
Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026		YEAR ENDED OCTOBER 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.61		$11.46	$11.04	$11.10	$12.33	$12.52
Investment operations:
Net investment income(a)	0.15		0.30	0.29	0.22	0.11	0.12
Net realized and unrealized gain/(loss)	(0.08)		0.15	0.41	(0.07)	(1.09)	(0.12)
Total from investment operations	0.07		0.45	0.70	0.15	(0.98)	0.00
Distributions:
Net investment income	(0.15)		(0.30)	(0.28)	(0.21)	(0.11)	(0.12)
Net realized gains	—		—	—	—	(0.14)	(0.07)
Total distributions	(0.15)		(0.30)	(0.28)	(0.21)	(0.25)	(0.19)
Net asset value, end of period	$11.53		$11.61	$11.46	$11.04	$11.10	$12.33
Total return	0.6	%(b)	4.0%	6.3%	1.3%	(8.1)%	(0.1)%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$4,548,197		$4,332,641	$4,146,322	$3,795,410	$3,814,359	$4,234,247
Ratio of expenses to average net assets before expense waivers	0.64	%(c)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.56	%(c)	2.66%	2.48%	1.93%	0.97%	0.93%
Portfolio turnover rate	13	%(b)	52%	39%	52%	55%	58%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

140

Old Westbury Funds, Inc.
California Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026		YEAR ENDED OCTOBER 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.83		$9.69	$9.36	$9.39	$10.38	$10.57
Investment operations:
Net investment income(a)	0.12		0.26	0.25	0.22	0.12	0.11
Net realized and unrealized gain/(loss)	(0.08)		0.14	0.33	(0.04)	(0.91)	(0.11)
Total from investment operations	0.04		0.40	0.58	0.18	(0.79)	0.00
Distributions:
Net investment income	(0.12)		(0.26)	(0.25)	(0.21)	(0.11)	(0.11)
Net realized gains	—		—	—	—	(0.09)	(0.08)
Total distributions	(0.12)		(0.26)	(0.25)	(0.21)	(0.20)	(0.19)
Net asset value, end of period	$9.75		$9.83	$9.69	$9.36	$9.39	$10.38
Total return	0.4	%(b)	4.2%	6.2%	1.9%	(7.7)%	(0.1)%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$406,470		$388,757	$368,329	$340,248	$314,887	$346,155
Ratio of expenses to average net assets before expense waivers	0.75	%(c)	0.76%	0.76%	0.76%	0.77%	0.76%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.50	%(c)	2.66%	2.56%	2.28%	1.17%	1.03%
Portfolio turnover rate	11	%(b)	24%	35%	75%	60%	25%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

141

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Financial Highlights

For a Share Outstanding Throughout Each Period.

	SIX MONTHS ENDED APRIL 30, 2026		YEAR ENDED OCTOBER 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.94		$9.81	$9.45	$9.48	$10.43	$10.55
Investment operations:
Net investment income(a)	0.12		0.23	0.23	0.19	0.11	0.11
Net realized and unrealized gain/(loss)	(0.03)		0.13	0.36	(0.04)	(0.91)	(0.05)
Total from investment operations	0.09		0.36	0.59	0.15	(0.80)	0.06
Distributions:
Net investment income	(0.12)		(0.23)	(0.23)	(0.18)	(0.11)	(0.11)
Net realized gains	—		—	—	—	(0.04)	(0.07)
Total distributions	(0.12)		(0.23)	(0.23)	(0.18)	(0.15)	(0.18)
Net asset value, end of period	$9.91		$9.94	$9.81	$9.45	$9.48	$10.43
Total return	0.9	%(b)	3.7%	6.2%	1.6%	(7.7)%	0.6%
Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$627,256		$603,674	$580,150	$548,955	$546,067	$626,544
Ratio of expenses to average net assets before expense waivers	0.73	%(c)	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of expenses to average net assets after expense waivers	0.57	%(c)	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of net investment income to average net assets	2.39	%(c)	2.38%	2.35%	1.93%	1.14%	1.01%
Portfolio turnover rate	7	%(b)	19%	32%	48%	45%	23%

(a)	Calculated based on the average shares method for the period.
(b)	Not Annualized.
(c)	Annualized.

See Notes to Financial Statements.

142

Old Westbury Funds, Inc.
Notes to Financial Statements
April 30, 2026
(Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) is permitted to create an unlimited number of series, each with one or more separate classes of shares. As of April 30, 2026, the Corporation consisted of ten separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Total Equity Fund (“Total Equity Fund”)	Long-term capital appreciation.
Old Westbury Credit Income Fund (“Credit Income Fund”)	Income. Capital appreciation is a secondary objective.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Short-Term Bond Fund (“Short-Term Bond Fund”)	Income. Capital appreciation is a secondary objective.
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).
Old Westbury California Municipal Bond Fund (“California Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Old Westbury New York Municipal Bond Fund (“New York Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal and New York income tax and capital appreciation).

All investments carry a certain amount of risk and there is no assurance that the Funds will achieve their investment goals. As of April 30, 2026, the Corporation has authorized a total of 26.5 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

The Corporation qualifies as an investment company and follows accounting and reporting guidance as defined by the FASB in ASC 946, Financial Services - Investment Companies.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service.

143

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2026
(Unaudited)

Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by Bessemer Investment Management LLC (“BIM” or the “Adviser”), or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded funds and closed-end funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service, or at cost. If the instrument remains unsettled beyond its settlement date, and there is no approved pricing services coverage for it, the Pricing Committee will either select an appropriate source of market quotation for such instrument or determine its fair value.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 p.m. Eastern Time). In instances of scheduled market holidays, the most recent local market closing price for the security will be used unless there is a significant event in such market.

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are fair valued pursuant to policies and procedures approved by the Board. The Board has designated BIM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to BIM the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities or instruments in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities or instruments; (4) securities or instruments that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security or instrument for which the Pricing Committee (as defined below), with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other assets, including real assets and derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered, including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security or other investment asset reflects a price for which a security or other investment asset has traded or will trade. Accordingly, when a Fund uses fair value to price securities or other investment assets, it may value those securities higher or lower than another fund that uses market quotations to price or fair value the same securities or other investment assets.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing service vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other

144

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2026
(Unaudited)

relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund, Total Equity Fund and Credit Income Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 24 days during the period ended April 30, 2026. As a result, on days when the index change exceeded predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level was not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of April 30, 2026, foreign securities were fair valued as the change in the S&P Index exceeded the Funds’ predetermined levels.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. BIM, as the valuation designee, is responsible for (i) periodically assessing material valuation risks, including material conflicts of interest, and managing identified valuation risks; (ii) establishing and applying fair value methodologies, taking into account each of the Funds’ valuation risks; (iii) testing the appropriateness and accuracy of fair value methodologies selected, including identifying testing methods and minimum frequency for their use; and (iv) overseeing pricing services. BIM has established a pricing committee (the “Pricing Committee”) to fulfill certain functions under the valuation policies and procedures. Investments for which a market quotation is not readily available are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, the cost at date of purchase, good faith recommendation of the portfolio manager and any other relevant matters. When the fair valuation of investments uses significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties; and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities.

B. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first NAV calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions are determined using the specific identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a reduction of cost of the related investment and/ or realized gain. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis and includes where applicable, the amortization of premiums and accretion of discounts.

C. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

For the period ended April 30, 2026, there were no in-kind payments received by the Funds with respect to PIK securities.

D. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

145

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2026
(Unaudited)

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, futures contracts, swap agreements, forward foreign currency exchange contracts, foreign currency transactions, and foreign capital gains taxes in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

E. Securities Sold. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker to the extent required under applicable law and rules. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. The Funds had no short sales outstanding at April 30, 2026.

F. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Loan Participations and Assignments. The Credit Income Fund, Fixed Income Fund and Short-Term Bond Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the Secured Overnight Financing Rate, the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Credit Income Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Credit Income Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which

146

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2026
(Unaudited)

is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of April 30, 2026, the Funds had no unfunded floating rate loan interests.

I. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance. The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

J. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund limits its illiquid investments to not more than 15% of its net assets. Illiquid investments, in general, are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

K. Distributions to Shareholders. Distributions from net investment income, if any, generally are declared and paid quarterly for the Credit Income Fund, Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund and New York Municipal Bond Fund and at least annually for the All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and Total Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

L. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund on an accrual basis. Other operating expenses of the Corporation are prorated to each Fund on an accrual basis utilizing relative net assets or another reasonable basis.

3.	Principal Risks:

Investing in the Funds involves certain risks, including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

A. Market and Credit Risk.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet its obligations (credit risk). The value of, and income generated by, securities held by a Fund may decline in response to certain events, including but not limited to those directly involving the issuers whose securities are owned by the Fund, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness, or general market conditions, overall economic trends or events, governmental actions or intervention, actual or threatened war, military or other armed conflicts and geopolitical tensions and disputes, terrorist activities, cybersecurity and similar attacks, political and geopolitical developments, actions taken by the Federal Reserve or other central banks, market disruptions caused by trade disputes or other events or circumstances, natural disasters, rapid inflation, supply chain disruptions, international sanctions, a pandemic or other public health crisis, currency and interest rate and price fluctuations, investor sentiment and uncertainty, U.S. government statutory debt ceiling negotiations and uncertainty and other factors that may or may not be related to the issuer of the security or other asset. Exposure to foreign markets through issuers or currencies can involve additional and heightened risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of actual or threatened economic sanctions, tariffs or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which a Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their values recorded in the Fund’s Statements of Assets and Liabilities.

B. Concentration Risk.

California Municipal Bond Fund and New York Municipal Bond Fund invest a substantial amount of their assets in municipal obligations of issuers located in a single state. This subjects each Fund to the risk that economic, political or social issues impacting a particular state could

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have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Portfolios of Investments.

C. Shareholder Concentration Risk.

As of April 30, 2026, the following Funds had omnibus accounts which each owned more than 5% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
All Cap Core Fund	1	98.66%
Large Cap Strategies Fund	1	97.78%
Small & Mid Cap Strategies Fund	1	98.20%
Total Equity Fund	1	99.93%
Credit Income Fund	1	99.29%
Fixed Income Fund	1	99.48%
Short-Term Bond Fund	1	99.11%
Municipal Bond Fund	1	99.38%
California Municipal Bond Fund	1	99.99%
New York Municipal Bond Fund	1	99.83%

A Fund may experience adverse effects when large shareholders, or a number of shareholders collectively representing a large percentage of the Fund, purchase or redeem large amounts of shares of the Fund. Such large redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income and/or capital gains to shareholders if sales of the Fund’s investments resulted in gains and may cause the Fund to make taxable distributions to its non-redeeming shareholders earlier than the Fund otherwise would have, and may also increase transaction costs. A large shareholder transaction, particularly a redemption of shares, could result from various circumstances, including changing market and economic conditions and asset allocation or other decisions by the Adviser or its affiliates with respect to client accounts that could result in a Fund needing to sell securities when it otherwise would not have done so, accelerating the realization of taxable income and/or capital gains and increasing transaction costs.

4.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•       Level 1 - quoted prices generally in active markets for identical securities.

•       Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•       Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of April 30, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
All Cap Core Fund
Common Stocks	$3,100,112,614(b)	$205,255,393(b)	$—	$3,305,368,007
Exchange-Traded Funds	130,042,035	—	—	130,042,035
Investment Company	88,792,025	—	—	88,792,025
Total	$3,318,946,674	$205,255,393	$—	$3,524,202,067
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Large Cap Strategies Fund
Common Stocks	$17,826,064,791(b)	$6,934,146,688(b)	$—	$24,760,211,479
Rights/Warrants	—	—	0(b)	0
Exchange-Traded Funds	93,333,009	—	—	93,333,009
Investment Company	193,889,805	—	—	193,889,805
Total	$18,113,287,605	$6,934,146,688	$0	$25,047,434,293

Small & Mid Cap Strategies Fund
Common Stocks
Australia	$113,225	$259,791,263	$—	$259,904,488
Austria	—	75,483,072	—	75,483,072
Bahamas	16,944,231	—	—	16,944,231
Belgium	—	39,083,045	—	39,083,045
Bermuda	32,066,775	—	—	32,066,775
Brazil	39,658,389	—	—	39,658,389
Canada	139,001,902	—	—	139,001,902
China	37,757,802	484,382,354	—	522,140,156
Denmark	—	68,143,330	—	68,143,330
Finland	—	39,404,770	—	39,404,770
France	120,851	186,546,841	—	186,667,692
Germany	220,114	186,304,345	—	186,524,459
Hong Kong	20,567,873	85,971,140	561,532	107,100,545
India	—	16,358,322	—	16,358,322
Indonesia	—	11,228,389	—	11,228,389
Ireland	10,493,265	13,348,901	—	23,842,166
Israel	14,704,617	140,200,892	0	154,905,509
Italy	—	145,489,894	—	145,489,894
Japan	276,704	1,094,957,851	—	1,095,234,555
Jersey Channel Islands	—	781,397	—	781,397
Luxembourg	—	3,761,465	—	3,761,465
Malaysia	—	3,570,118	—	3,570,118
Netherlands	201,532	139,691,988	—	139,893,520
New Zealand	—	13,185,508	—	13,185,508
Norway	13,723,027	116,436,091	—	130,159,118
Poland	—	31,480,925	—	31,480,925
Portugal	—	18,401,915	—	18,401,915
Puerto Rico	7,650,723	—	—	7,650,723
Russia	—	—	0	0
Singapore	6,197,131	93,217,419	4,544	99,419,094
South Africa	—	110,963,515	—	110,963,515
South Korea	—	234,667,504	—	234,667,504
Spain	—	143,083,026	—	143,083,026
Sweden	—	171,120,331	—	171,120,331
Switzerland	4,213,430	192,081,459	—	196,294,889
Taiwan	—	83,440,504	—	83,440,504
Thailand	10,014,202	6,810,900	—	16,825,102
Turkey	—	43,277,136	—	43,277,136
United Arab Emirates	—	7,814,959	—	7,814,959
United Kingdom	22,504,693	366,093,141	—	388,597,834
United States	3,698,653,867	—	—	3,698,653,867
Total Common Stocks	$4,075,084,353	$4,626,573,710	$566,076	$8,702,224,139
Rights/Warrants
Malaysia	39,566	—	—	39,566
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
United States	$—	$—	$0	$0
Total Rights/Warrants	$39,566	$—	$0	$39,566
Exchange-Traded Funds	499,901,798	—	—	499,901,798
Investment Company	41,901,962	—	—	41,901,962
Cash Sweep	90,209,909	—	—	90,209,909
Total	$4,707,137,588	$4,626,573,710	$566,076	$9,334,277,374

Total Equity Fund
Common Stocks	$836,811,200(b)	$285,608,072(b)	$—	$1,122,419,272
Exchange-Traded Funds	25,509,132	—	—	25,509,132
Investment Company	22,380,220	—	—	22,380,220
Total	$884,700,552	$285,608,072	$—	$1,170,308,624

Credit Income Fund
Preferred Stocks	$4,708,564(b)	$—	$—	$4,708,564
Exchange-Traded Funds	530,551,015	—	—	530,551,015
Corporate Bonds	—	147,144,860(b)	—	147,144,860
Asset-Backed Securities	—	308,195,277(b)	—	308,195,277
Non-Agency Mortgage-Backed Securities	—	597,870,722(b)	33,813,688(b)	631,684,410
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	5,792,635(b)	—	5,792,635
U.S. Government Securities	—	731,487,669	—	731,487,669
Cash Sweep	167,978,080	—	—	167,978,080
Other financial instruments - Liabilities Interest Rate Risk	—	(1,193,300)(b)	—	(1,193,300)
Total	$703,237,659	$1,789,297,863	$33,813,688	$2,526,349,210

Fixed Income Fund
Corporate Bonds	$—	$454,017,885(b)	$—	$454,017,885
Asset-Backed Securities	—	67,219,563(b)	—	67,219,563
U.S. Government Securities	—	1,089,352,920	—	1,089,352,920
Investment Company	8,685,710	—	—	8,685,710
Total	$8,685,710	$1,610,590,368	$—	$1,619,276,078

Short-Term Bond Fund
Corporate Bonds	$—	$59,162,132(b)	$—	$59,162,132
Asset-Backed Securities	—	6,129,162(b)	—	6,129,162
U.S. Government Securities	—	94,189,671	—	94,189,671
Investment Company	2,213,835	—	—	2,213,835
Total	$2,213,835	$159,480,965	$—	$161,694,800

Municipal Bond Fund
Municipal Bonds	$—	$4,361,601,909(b)	$—	$4,361,601,909
Corporate Bonds	—	57,823,511(b)	—	57,823,511
Investment Company	121,786,498	—	—	121,786,498
Total	$121,786,498	$4,419,425,420	$—	$4,541,211,918

California Municipal Bond Fund
Municipal Bonds	$—	$390,100,263(b)	$—	$390,100,263
Corporate Bonds	—	6,941,302(b)	—	6,941,302
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total
Investment Company	$4,257,948	$—	$—	$4,257,948
Total	$4,257,948	$397,041,565	$—	$401,299,513

New York Municipal Bond Fund
Municipal Bonds	$—	$593,253,775(b)	$—	$593,253,775
Corporate Bonds	—	9,344,233(b)	—	9,344,233
Investment Company	16,464,908	—	—	16,464,908
Total	$16,464,908	$602,598,008	$—	$619,062,916

(a)	The Large Cap Strategies Fund and the Small & Mid Cap Strategies Fund held certain investments categorized as Level 3 that had a fair value less than 1% of NAV for the respective Fund for the period ended April 30, 2026. In addition, with the exception of the Credit Income Fund, there were no significant purchases and sales during the period. As of April 30, 2026, the fair value of Level 3 assets as a percentage of NAV was 0.00%, 0.01% and 1.33% for the Large Cap Strategies Fund, the Small & Mid Cap Strategies Fund and the Credit Income Fund, respectively. For the Small & Mid Cap Strategies Fund there were transfers into Level 3 in the amount of $1,512,599, transfers out of Level 3 in the amount of $3,783,100 and a sale of $1,284,011. The Funds’ instrument types classified as Level 3 investments are valued using either a recent transaction price or broker quotes.
(b)	The classification of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in Note 5 for Derivative Instruments.

The Fund did not have material transfers into or out of Level 3 during the six months ended April 30, 2026, with the exception of what is mentioned in footnote (a) above and in a rollforward of Level 3 investments table below. The Fund’s policy is to recognize transfers among levels as of the beginning of the reporting period.

The following is a rollforward of Level 3 investments:

Credit Income Fund
Balance as of 10/31/2025 (value)	$16,779,330
Net accrued discounts (premiums)	92,888
Realized gain	7,555
Net change in unrealized depreciation	(277,005)
Purchases	22,958,552
Sales (paydowns)	(1,320,871)
Transfer out	(4,426,761)
Balance as of 4/30/2026 (value)	$33,813,688
Net change in unrealized depreciation on investments still held at April 30, 2026	$(225,886)

5.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives. The use of derivatives exposes a Fund to risks in addition to and greater than those associated with investing directly in the instruments underlying those derivatives, including risks relating to leverage, market conditions and market risk, imperfect correlation (imperfect correlations with underlying instruments or the Fund’s other portfolio holdings), high price volatility, lack of availability, counterparty credit, illiquidity, valuation, operational and legal restrictions and risk. There is no guarantee that the use of derivatives will achieve their intended result.

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The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges are viewed as presenting lower credit risk than bilateral counterparties. The Funds may mitigate counterparty risk on over-the-counter derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain over-the-counter derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the six months ended April 30, 2026.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as due from brokers for collateral and due to brokers for collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments.

When counterparties post cash collateral with respect to various derivative transactions, a Fund may invest the collateral and receives interest income on the investment and pays interest expense on the collateral to the counterparty. The interest income is included in investment income on the Statements of Operations, and the interest expense is included in a Fund’s overall expenses on the Statements of Operations and expense ratio in the Financial Highlights.

As of April 30, 2026, the Funds had transactions subject to enforceable master netting arrangements (“MNA”). For reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements or another similar arrangement in the Statements of Assets and Liabilities. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Credit Income Fund

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset (a)	Non-cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)

Barclays Bank Plc	$1,193,300	$—	$—	$(1,193,300)	$—

(a)	The amount of derivatives available for offset is limited to the amount of assets and/or liabilities that are subject to a MNA or another similar arrangement.
(b)	Excess of collateral received from/payable to the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from/payable to counterparty in the event of default.
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The Funds may be subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of April 30, 2026
	Derivative Assets		Derivative Liabilities

Credit Income Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest Rate Risk	Unrealized appreciation on swap agreements	$—	Unrealized depreciation on swap agreements	$1,193,300

	The Effect of Derivative Instruments on the Statements of Operations For the Period Ended April 30, 2026 Net Realized Gain/(Loss) from Derivatives Recognized in Income

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$4,586,464	$—	$4,586,464

	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Credit Income Fund	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Interest Rate Risk	$—	$—	$—	$(6,050,159)	$—	$(6,050,159)

For the period ended April 30, 2026, the quarterly average volume of derivative activities was as follows:

Credit Income Fund
Total Return Swaps (Notional Amounts in U.S. Dollars)	$181,892,677

A. Futures Contracts. The Funds may purchase and write (sell) futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to pursue their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying

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securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade and exchanges are viewed as presenting lower credit risk than bilateral counterparties.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund, California Municipal Bond and New York Municipal Bond) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain on the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

D. Options. The Funds may purchase and write (sell) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

154

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2026
(Unaudited)

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since the counterparty will be the Options Clearing Corporation (for options on equity securities) or a derivatives clearing organization (for options on futures), which are viewed as presenting lower credit risk than bilateral counterparties. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Credit Income Fund may invest in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statements of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

6.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is BIM, a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). Bessemer is a subsidiary of The Bessemer Group, Incorporated (“BGI”). The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Next $500 million to $1 billion of average net assets	Average net assets exceeding $1 billion	Blended Advisory Rate
All Cap Core Fund	0.75%	0.70%	0.65%	0.67%
Total Equity Fund	0.80%	0.75%	0.70%	0.77%
Credit Income Fund	0.65%	0.60%	0.55%	0.58%
Fixed Income Fund	0.45%	0.40%	0.35%	0.40%
Municipal Bond Fund	0.45%	0.40%	0.35%	0.37%
California Municipal Bond Fund	0.45%	0.40%	0.35%	0.45%
New York Municipal Bond Fund	0.45%	0.40%	0.35%	0.44%

Average net assets
Small & Mid Cap Strategies Fund	0.85%
Short-Term Bond Fund	0.32%

	First $1.25 billion of average net assets	Next $1.25 billion to $2.5 billion of average net assets	Average net assets exceeding $2.5 billion	Blended Advisory Rate
Large Cap Strategies Fund	0.90%	0.85%	0.80%	0.81%

BIM has retained Acadian Asset Management, LLC (“Acadian”) and Polunin Capital Partners Limited (“Polunin”) as sub-advisers to each manage segments of the Small & Mid Cap Strategies Fund. Acadian and Polunin are paid for their services directly by BIM. Champlain Investment Partners, LLC (“Champlain”) and Artisan Partners Limited Partnership (“Artisan”) previously served as sub-advisers to the Small & Mid Cap Strategies Fund and were terminated effective December 2, 2025 and February 27, 2025, respectively. Champlain and Artisan were paid for their services directly by BIM.

155

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2026
(Unaudited)

BIM has retained Aikya Investment Management Limited (“Aikya”) and Sands Capital Management, LLC (“Sands”) as sub-advisers to each manage a segment of the Large Cap Strategies Fund. Aikya and Sands are paid for their services directly by BIM.

BIM has retained Aikya, Polunin and Sands as sub-advisers to each manage a segment of the Total Equity Fund by providing a model portfolio to BIM on an ongoing basis. Aikya, Polunin and Sands are paid for their services directly by BIM.

BIM has retained BlackRock Financial Management, Inc. (“BlackRock”) and Muzinich & Co., Inc. (“Muzinich”) as sub-advisers to each manage a segment of the Credit Income Fund. BlackRock and Muzinich are paid for their services directly by BIM.

B. Administration, Fund Accounting, Transfer Agent and Underwriting Fees. The Corporation, on behalf of each Fund, has entered into an administrative oversight, supervision and coordination services agreement (the “Administrative Agreement”) with Bessemer, pursuant to which Bessemer and Bessemer Trust Company (“BTCO”), an affiliate of BIM, provide certain non- advisory services to the Funds, such as the maintenance of records, the provision of supervisory personnel and the monitoring of the other non-advisory service providers. Under the Administrative Agreement, each Fund pays an annual fee of 0.03% of its average daily net assets for such services. The Bank of New York Mellon (“BNY”) and BNY Mellon Investment Servicing (US) Inc. act as administrator and fund accounting agent and transfer agent, respectively, for the Funds pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement, respectively. Certain Officers of the Funds are also employees of BNY.

The Corporation entered into an Underwriting Agreement with Foreside Funds Distributors LLC for the limited purpose of acting as statutory underwriter to facilitate the registration and distribution of shares of the Funds.

C. Distribution and Shareholder Servicing Fees. The Funds have adopted a shareholder servicing plan (the “Shareholder Servicing Plan”) with Bessemer, pursuant to which Bessemer serves as a shareholder servicing agent and provides certain shareholder support services. Bessemer may engage shareholder sub-servicing agents, such as broker/dealers, banks, trust companies, investment advisers, and other financial institutions and intermediaries to provide certain shareholder support services and is solely responsible for paying each such shareholder sub-servicing agent from the fee it receives from each of the Funds. Each Fund pays for shareholder support services an annual fee of 0.20% of its average daily net assets.

D. Custody Fees. The All Cap Core Fund, Large Cap Strategies Fund, Total Equity Fund, Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund have each retained BTCO, a wholly-owned subsidiary of BGI, to serve as their custodian. The Small & Mid Cap Strategies Fund has retained BTCO to serve as its co-custodian. Pursuant to the Funds’ Custody Agreements, BTCO is responsible for maintaining the custody of these Funds’ securities and cash. BTCO serves as custodian for the Small & Mid Cap Strategies Fund only with respect to equity securities of U.S. companies (other than exchange-traded funds) and securities in the form of depositary receipts directly managed by BIM, income, other payments and distributions issued with respect to such securities, proceeds of the sale of such securities, and cash, cash equivalents and money market instruments received and held by BTCO from time to time on behalf of the Small & Mid Cap Strategies Fund. For providing these services, BTCO receives a fee calculated and paid monthly at the annual rate of 0.065% of the average daily net assets of the non-U.S. investments for All Cap Core Fund, Large Cap Strategies Fund and Total Equity Fund and 0.015% of the average daily net assets of each of the Fixed Income Fund, Short-Term Bond Fund, Municipal Bond Fund, California Municipal Bond Fund, and New York Municipal Bond Fund or portion thereof for the Small & Mid Cap Strategies Fund and U.S. investments for All Cap Core Fund, Large Cap Strategies Fund and Total Equity Fund. The Credit Income Fund has retained Citibank, N.A. (“Citibank”) to serve as its custodian and Small & Mid Cap Strategies Fund has retained Citibank to serve as its co-custodian. Citibank is responsible for maintaining the custody of these Funds’ securities and cash and assets of the Small & Mid Cap Strategies Fund and Credit Income Fund managed by the sub-advisers. For providing these services, Citibank receives a fee from each Fund calculated daily and paid monthly based on safekeeping and transaction fees that vary by country.

E. Fee Waivers. BIM has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratios, excluding fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and acquired fund fees and expenses, if any, of the All Cap Core Fund at 0.95%, the Large Cap Strategies Fund at 1.10%, the Small & Mid Cap Strategies Fund at 1.10%, the Total Equity Fund at 0.98%, the Credit Income Fund at 0.85%, the Fixed Income Fund at 0.57%, the Short-Term Bond Fund at 0.37%, the Municipal Bond Fund at 0.57%, the California Municipal Bond Fund at 0.57% and the New York Municipal Bond Fund at 0.57%. Any waiver amounts are disclosed in the Statements of Operations. For the period ended April 30, 2026, BIM waived $58,325 for the All Cap Core Fund, $73,578 for the Large Cap Strategies Fund, $1,823,892 for the Small & Mid Cap Strategies Fund, $461,995 for the Total Equity Fund, $101,187 for the Credit Income Fund, $864,162 for the Fixed Income Fund, $205,895 for the Short-Term Bond Fund, $1,632,550 for the Municipal Bond Fund, $360,052 for the California Municipal Bond Fund, and $495,072 for the New York Municipal Bond Fund. The contractual advisory fee waivers may be changed or terminated at any time with the approval of the Board. BIM, however, does not have the ability to recapture fees currently being waived at a later date.

156

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2026
(Unaudited)

F. Board of Directors’ Fees. Each Director who is not an “interested person” of the Corporation (as that term is defined under the 1940 Act) (each, an “Independent Director”) receives from the Funds a total annual retainer of $240,000, plus $30,000 for serving as Board’s Chairperson and $15,000 as the Audit Committee Chairperson.

Each Independent Director is reimbursed for all out-of-pocket expense relating to attendance at meetings of the board and any Board committee. Directors who are not independent Directors, officers or employees of BIM and BNY do not receive compensation from the Funds. Fees paid are allocated to the Funds on a pro rata basis based on net assets.

G. Other Transactions. Cross trading is the buying or selling of portfolio securities between funds to which BIM serves as investment advisor. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7. For the six months ended April 30, 2026, there were no such transactions.

7.	Securities Transactions:

Investment transactions for the period ended April 30, 2026, excluding short-term debt investments and U.S. Government securities, were as follows:

	Purchases	Sales
All Cap Core Fund	$844,118,182	$980,446,143
Large Cap Strategies Fund	8,979,152,642	11,395,013,362
Small & Mid Cap Strategies Fund	3,367,887,634	3,890,875,594
Total Equity Fund	525,244,971	311,856,877
Credit Income Fund	201,808,697	121,233,163
Fixed Income Fund	109,305,760	107,532,726
Short-Term Bond Fund	25,260,094	4,500,451
Municipal Bond Fund	773,773,200	550,766,301
California Municipal Bond Fund	81,184,182	15,193,080
New York Municipal Bond Fund	57,313,828	20,053,206

Purchase and sales of U.S. Government Securities, excluding those with maturity of one year or less during the period ended April 30, 2026 were as follows:

	Purchases	Sales
Credit Income Fund	$31,879,010	$2,511
Fixed Income Fund	266,326,049	167,123,001
Short-Term Bond Fund	61,850,979	34,552,017
California Municipal Bond Fund	—	28,001,367
New York Municipal Bond Fund	—	20,893,668

8.	Redemptions in-kind:

The Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions in-kind). Gains and losses realized on redemptions in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended April 30, 2026 and the year ended October 31, 2025, there were no such activities.

9.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Federal income tax regulations differ from accounting principles generally accepted in the U.S.; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character within the components of net assets in the Statements of Assets and Liabilities. These permanent differences primarily arise from utilization of earnings and profits on shareholder redemptions. Financial records are not adjusted for temporary differences. Temporary differences primarily arise from the tax treatment of wash sales, passive foreign investment companies, and index options.

157

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2026
(Unaudited)

As of April 30, 2026, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$2,024,633,435	$1,563,576,932	$(64,008,300)	$1,499,568,632
Large Cap Strategies Fund	15,825,518,039	9,613,703,894	(391,787,640)	9,221,916,254
Small & Mid Cap Strategies Fund	7,156,592,742	2,537,605,825	(359,921,193)	2,177,684,632
Total Equity Fund	992,188,904	209,039,037	(30,919,317)	178,119,720
Credit Income Fund	3,012,665,531	63,931,060	(549,054,081)	(485,123,021)
Fixed Income Fund	1,622,779,012	7,688,280	(11,191,214)	(3,502,934)
Short-Term Bond Fund	161,945,296	272,895	(523,391)	(250,496)
Municipal Bond Fund	4,520,743,590	40,453,906	(19,985,578)	20,468,328
California Municipal Bond Fund	398,938,897	4,134,134	(1,773,518)	2,360,616
New York Municipal Bond Fund	618,893,509	4,573,811	(4,404,404)	169,407

The Funds may be subject to taxes imposed by other countries in which they invest. Such taxes are generally based on income earned as well as capital gains and in certain situations, unrealized gains. These taxes are accrued and applied to net investment income, net realized gains and unrealized gains, if applicable, as such income and/or gains are earned.

The tax character of distributions from the Funds during the year ended October 31, 2025 was as follows:

	All Cap Core Fund	Large Cap Strategies Fund	Small & Mid Cap Strategies Fund	Credit Income Fund
Distributions paid from:
Ordinary income	$—	$102,172,045	$78,886,206	$132,596,478
Net Long Term Capital Gains	343,469,046	1,262,546,921	251,501,464	—
Total Taxable Distributions	343,469,046	1,364,718,966	330,387,670	132,596,478
Tax Exempt Distributions	—	—	—	—
Total Distributions Paid	$343,469,046	$1,364,718,966	$330,387,670	$132,596,478

	Fixed Income Fund	Short-Term Bond Fund	Municipal Bond Fund	California Municipal Bond Fund	New York Municipal Bond Fund
Distributions paid from:
Ordinary income	$55,871,260	$3,360,769	$22,326,187	$2,527,232	$2,497,487
Net Long Term Capital Gains	—	—	—	—	—
Total Taxable Distributions	55,871,260	3,360,769	22,326,187	2,527,232	2,497,487
Tax Exempt Distributions	—	—	89,517,086	7,236,365	11,520,739
Total Distributions Paid	$55,871,260	$3,360,769	$111,843,273	$9,763,597	$14,018,226

The difference in classification between the amounts reflected above and the Statements of Changes in Net Assets is primarily due to short-term capital gain distributions.

As of and during the year ended October 31, 2025, the Funds did not have any liabilities for any uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The statute of limitation on each Fund’s U.S. federal income tax returns remains open for each of the four years ended October 31, 2025. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

158

Old Westbury Funds, Inc.
Notes to Financial Statements - (Continued)
April 30, 2026
(Unaudited)

As of October 31, 2025, the capital loss carryforwards of the below Funds are available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
Credit Income Fund	$82,603,157	$98,617,773
Fixed Income Fund	26,080,601	134,492,226
Short-Term Bond Fund	3,700	–
Municipal Bond Fund	77,836,006	139,822,856
California Municipal Bond Fund	6,558,818	11,074,010
New York Municipal Bond Fund	6,261,040	15,560,997

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

Under current tax law, ordinary losses incurred after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The All Cap Core Fund had a late year loss deferrals of $3,318,134 in the year ended October 31, 2025.

10.	Commitments:

The Credit Income Fund may invest in floating rate loan interests. In connection with these investments, the Credit Income Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Credit Income Fund to furnish temporary financing to a borrower until permanent financing can be arranged.

As of April 30, 2026, the Credit Income Fund had no outstanding bridge loan commitments. In connection with these commitments, the Credit Income Fund would earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

11.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

159

Old Westbury Funds, Inc.
Additional Information (Unaudited)

April 30, 2026

Information on Proxy Voting:

The Funds’ voting record is available (i) without charge, upon request, by calling (800) 607-2200, (ii) free of charge on our website (https:// www.oldwestburyfunds.com), and (iii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-PORT

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-PORT. The Funds’ Forms N-PORT are available (i) without charge, upon request, by calling (800) 607-2200, (ii) free of charge on our website (https:// www.oldwestburyfunds.com), and (iii) on the SEC’s website at http://www.sec.gov.

160

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Investment Adviser:

Bessemer Investment Management LLC
1271 Avenue of the Americas
New York, NY 10020
(212) 708-9100

Distributor:

Foreside Funds Distributors LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodians:

Bessemer Trust Company
100 Woodbridge Center Drive
Woodbridge, NJ 07095

Citibank, N.A.

388 Greenwich Street

New York, NY 10013

Administrator:

The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809

Transfer Agent:

BNY Mellon Investment Servicing (US) Inc.
103 Bellevue Parkway
Wilmington, DE 19809

Independent Registered Public Accounting Firm:

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

April 30, 2026

Cusip 680414307

Cusip 680414109

Cusip 680414604

Cusip 680414836

Cusip 680414851

Cusip 680414406

Cusip 680414844

Cusip 680414505

Cusip 680414877

Cusip 680414869

(OWF_A21-SAR2026)

(4/26)

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a) of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer (Principal Executive Officer)

Date  July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President and Chief Executive Officer (Principal Executive Officer)

Date  July 2, 2026

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer (Principal Financial Officer)

Date  July 2, 2026

* Print the name and title of each signing officer under his or her signature.